File Nos. 333-50540
                                                                     811-05200
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                  [ ]
  Pre-Effective Amendment No.                                            [ ]
  Post-Effective Amendment No. 1                                         [X]

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940          [ ]
  Amendment No. 61                                                       [X]

                 (Check appropriate box or boxes.)

     METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
     ----------------------------------------------
     (Exact Name of Registrant)

     METLIFE INVESTORS INSURANCE COMPANY
     -----------------------------------------------
     (Name of Depositor)

     One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois        60181-4644
     ------------------------------------------------------        ----------
     (Address of Depositor's Principal Executive Offices)          (Zip Code)

Depositor's Telephone Number, including Area Code   (800) 831-5433

     Name and Address of Agent for Service
          James A. Shepherdson III
          MetLife Investors Insurance Company
          One Tower Lane, Suite 3000
          Oakbrook Terrace, Illinois  60181-4644
          (800) 523-1661


     Copies to:
          Judith A. Hasenauer            and Bernard J. Spaulding
          Blazzard, Grodd & Hasenauer, P.C.  Senior Vice President,
          P.O. Box 5108                      General Counsel and Secretary
          Westport, CT  06881                MetLife Investors Insurance Company
          (203) 226-7866                     One Tower Lane, Suite 3000
                                             Oakbrook Terrace, IL 60181-4644


It is proposed that this filing will become effective:

_____ immediately upon filing pursuant to paragraph (b) of Rule 485
__X__ on May 1, 2001 pursuant to paragraph (b) of Rule 485
_____ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
_____ on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following:

     _____ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Registered:
     Individual Variable Annuity Contracts



                           EXPLANATORY NOTE

===============================================================================
Different versions of the Prospectus will be created from this Registration Statement. The only difference between the versions of the Prospectuses created from this Registration Statement is the underlying funds available. The distribution system for each version of the Prospectus is different. The Prospectuses will be filed with the Commission pursuant to Rule 497 under the Securities Act of 1933. The Registrant undertakes to update this Explanatory
Note,   as   needed,   each   time  a   Post-Effective   Amendment   is   filed.
===============================================================================


          CROSS REFERENCE SHEET
          (required by Rule 495)



Item No.                                           Location
--------                                           -----------------------------
          PART A

Item 1.   Cover Page . . . . . . . . . . . . . .   Cover Page

Item 2.   Definitions  . . . . . . . . . . . . .   Index of Special Terms

Item 3.   Synopsis . . . . . . . . . . . . . . .   Highlights

Item 4.   Condensed Financial Information  . . .   Not Applicable


Item 5.   General Description of Registrant,
          Depositor, and Portfolio Companies . .   Other Information - MetLife Investors; The
                                                   Separate Account; Investment
                                                   Options; Appendix A

Item 6.   Deductions and Expenses. . . . . . . .   Expenses

Item 7.   General Description of Variable
          Annuity Contracts. . . . . . . . . . .   The Annuity Contract

Item 8.   Annuity Period . . . . . . . . . . . .   Income Phase

Item 9.   Death Benefit. . . . . . . . . . . . .   Death Benefit

Item 10.  Purchases and Contract Value . . . . .   Purchase

Item 11.  Redemptions. . . . . . . . . . . . . .   Access to Your Money

Item 12.  Taxes. . . . . . . . . . . . . . . . .   Taxes

Item 13.  Legal Proceedings. . . . . . . . . . .   None

Item 14.  Table of Contents of the Statement of
          Additional Information . . . . . . . .   Table of Contents of the
                                                   Statement of Additional
                                                   Information

          CROSS REFERENCE SHEET
          (required by Rule 495)

Item No.                                           Location
--------                                           -----------------------
          PART B

Item 15.  Cover Page . . . . . . . . . . . . . .   Cover Page

Item 16.  Table of Contents. . . . . . . . . . .   Table of Contents

Item 17.  General Information and History. . . .   Company

Item 18.  Services . . . . . . . . . . . . . . .   Not Applicable

Item 19.  Purchase of Securities Being Offered .   Not Applicable

Item 20.  Underwriters . . . . . . . . . . . . .   Distribution

Item 21.  Calculation of Performance Data. . . .   Calculation of Performance
                                                   Information

Item 22.  Annuity Payments . . . . . . . . . . .   Annuity Provisions

Item 23.  Financial Statements . . . . . . . . .   Financial Statements



                                     PART C

Information required to be included in Part C is set forth under the appropriate Item so numbered in Part C to this Registration Statement.

                                     PART A

                          The Variable Annuity Contract

                                    issued by

                       METLIFE INVESTORS VARIABLE ANNUITY
                                   ACCOUNT ONE
                   (formerly, Cova Variable Annuity Account One)
                                       and

                        METLIFE INVESTORS INSURANCE COMPANY
            (formerly, Cova Financial Services Life Insurance Company)


This prospectus describes the Variable Annuity Contract offered by MetLife Investors Insurance Company (MetLife Investors or we or us).

The annuity contract has ___ investment choices -- a fixed account which offers an interest rate which is guaranteed by us, and ___ investment portfolios listed below. You can put your money in the fixed account and/or any of these investment portfolios.

AIM Variable Insurance Funds:

                  AIM V.I. Capital Appreciation Fund
                  AIM V.I. International Equity Fund
                  AIM V.I. Value Fund

Alliance Variable Products Series Fund, Inc. (Class B):

                  Premier Growth Portfolio
                  AllianceBernstein Real Estate Investment Portfolio AllianceBernstein Value Portfolio
                  AllianceBernstein Small Cap Value Portfolio

American Century Variable Portfolios, Inc.:

                  VP Income & Growth Fund
                  VP International Fund
                  VP Value Fund

Dreyfus Stock Index Fund (Service Shares)

Dreyfus Variable Investment Fund (Service Shares):
                  Appreciation Portfolio
                  Disciplined Stock Portfolio

Fidelity Variable Insurance Products Fund (Service Class 2)
                  High Income Portfolio
                  Growth Portfolio
                  Equity-Income Portfolio

Franklin Templeton Variable Insurance Products Trust, Class 2 Shares:

                  Franklin Small Cap Fund
                  Franklin Large Cap Growth Securities Fund
                  Templeton Developing Markets Securities Fund
                  Templeton Global Income Securities Fund
                  Templeton International Securities Fund
                  Templeton Growth Securities Fund
                  Mutual Shares Securities Fund

Goldman Sachs Variable Insurance Trust ("VIT"):

                  Goldman Sachs VIT Growth and Income Fund
                  Goldman Sachs VIT Internet Tollkeeper Fund (SM)
                  Goldman Sachs VIT Global Income Fund
                  Goldman Sachs VIT International Equity Fund

Goldman Sachs VIT Internet Tollkeeper Fund is a service mark of Goldman, Sachs & Co.

INVESCO Variable Investment Funds, Inc.:

                  INVESCO VIF - Dynamics Fund
                  INVESCO VIF - High Yield Fund

Liberty Variable Investment Trust:

                  Newport Tiger Fund, Variable Series (Class A)

Met Investors Series Trust (Class B):

                  Janus Aggressive Growth Portfolio
                  J.P. Morgan Enhanced Index Portfolio
                  J.P. Morgan International Equity Portfolio
                  J.P. Morgan Quality Bond Portfolio
                  J.P. Morgan Select Equity Portfolio
                  J.P. Morgan Small Cap Stock Portfolio
                  Lord Abbett Bond Debenture Portfolio
                  Lord Abbett Developing Growth Portfolio
                  Lord Abbett Growth and Income Portfolio
                  Lord Abbett Growth Opportunities Portfolio
                  Lord Abbett Mid-Cap Value Portfolio
                  MFS Research International Portfolio
                  MFS Mid Cap Growth Portfolio
                  Oppenheimer Capital Appreciation Portfolio
                  PIMCO Innovation Portfolio
                  PIMCO Total Return Portfolio
                  PIMCO Money Market Portfolio
                  Met/Putnam Research Portfolio

MFS Variable Insurance Trust (Service Class):

                  MFS  Emerging Growth  Series
                  MFS Global  Governments  Series
                  MFS Investors Trust Series
                  (prior to May 1, 2001, MFS Growth
                   With Income Series)
                  MFS High Income  Series
                  MFS Research  Series
                  MFS New Discovery Series

New England Zenith Fund

                  Davis Venture Value Series (Class E)
                  Harris Oakmark Mid-Cap Value Series (Class B)

PIMCO Variable Insurance Trust (Administrative Class):

                  PIMCO High Yield Bond Portfolio
                  PIMCO Low Duration Bond Portfolio
                  PIMCO StocksPLUS Growth and Income Portfolio
                  PIMCO Total Return Bond Portfolio

Putnam Variable Trust:

                  Putnam VT Growth and Income  Fund - Class IB Shares
                  Putnam VT International   Growth  Fund  -  Class  IB  Shares
                  Putnam  VT International New Opportunities Fund -
                       Class IB Shares
                  Putnam VT New Value Fund - Class IB Shares
                  Putnam VT Vista Fund - Class IB Shares

Scudder Variable Series I (Class B) (formerly, Scudder Variable Life
   Investment Fund)

                  International Portfolio

Scudder Variable Series II (formerly, Kemper Variable Series):

                  Scudder Government Securities Portfolio
                  Scudder Small Cap Growth Portfolio
                  Scudder Small Cap Value Portfolio

Please read this prospectus before investing and keep it on file for future reference. It contains important information about the MetLife Investors Variable Annuity Contract.

To learn more about the MetLife Investors Variable Annuity Contract, you can obtain a copy of the Statement of Additional Information (SAI) dated May 1, 2001. The SAI has been filed with the Securities and Exchange Commission (SEC) and is legally a part of the prospectus. The SEC maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically with the SEC. The Table of Contents of the SAI is on Page __ of this prospectus. For a free copy of the SAI, call us at (800) 343-8496 or write to us at: P.O. Box 10366, Des Moines, Iowa 50306-0366.

The Contracts:

        o         are not bank deposits
        o         are not federally insured
        o         are not endorsed by any bank or government agency
        o         are not guaranteed and may be subject to loss of principal

The Securities and Exchange Commission has not approved or disapproved these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

May 1, 2001



TABLE OF CONTENTS                                                          Page

INDEX OF SPECIAL TERMS
HIGHLIGHTS
FEE TABLE
1. THE ANNUITY CONTRACT
2. PURCHASE

     Purchase Payments
     Allocation of Purchase Payments
     Free Look
     Accumulation Units
     Account Value
     Contract Exchanges
3. INVESTMENT OPTIONS
     Transfers
     Dollar Cost Averaging Programs
     Automatic Rebalancing Program
     Approved Asset Allocation Programs
     Voting Rights
     Substitution
4. EXPENSES
     Product Charges
     Account Fee
     GMIB - Living Benefit Rider Charge
     Withdrawal Charge
     Reduction or Elimination of the Withdrawal Charge
     Premium Taxes
     Transfer Fee
     Income Taxes
     Investment Portfolio Expenses
5. ANNUITY PAYMENTS (THE INCOME PHASE)
     Annuity Date
     Annuity Payments
     Annuity Options
     Guaranteed Minimum Income Benefit - Living Benefit
6. TAXES
     Annuity Contracts in General
     Qualified and Non-Qualified Contracts
     Withdrawals - Non-Qualified Contracts
     Withdrawals - Qualified Contracts
     Withdrawals - Tax-Sheltered Annuities
     Death Benefits
     Diversification
7. ACCESS TO YOUR MONEY
     Systematic Withdrawal Program
     Suspension of Payments or Transfers
8. PERFORMANCE
9. DEATH BENEFIT
     Upon Your Death
     General Death Benefit Provisions
     Death of Annuitant
10. OTHER INFORMATION
     MetLife Investors
     The Separate Account
     Distributor
     Ownership
     Beneficiary
     Annuitant
     Assignment
     Financial Statements

TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

APPENDIX A
Participating Investment Portfolios

APPENDIX B
Performance Information

APPENDIX C
EDCA Examples with Multiple Purchase Payments


                             INDEX OF SPECIAL TERMS


Because of the complex nature of the contract, we have used certain words or terms in this prospectus which may need an explanation. We have identified the following as some of these words or terms. The page that is indicated here is where we believe you will find the best explanation for the word or term. These words and terms are in italics on the indicated page.


                                                          Page


Account Value
Accumulation Phase
Accumulation Unit
Annuitant
Annuity Date
Annuity Options
Annuity Payments
Annuity Unit
Beneficiary
Fixed Account
Income Base
Income Phase
Investment Portfolios
Joint Owner
Non-Qualified
Owner
Purchase Payment
Qualified
Tax Deferral

                                   HIGHLIGHTS

The variable annuity contract that we are offering is a contract between you, the owner, and us, the insurance company. The contract provides a means for investing on a tax-deferred basis in our fixed account and the investment portfolios. The contract is intended for retirement savings or other long-term investment purposes. When you purchase the contract you have a choice of death benefits and guaranteed income options. You can also select the guaranteed minimum income benefit ("Living Benefit").

The contract, as in all deferred annuity contracts, has two phases: the accumulation phase and the income phase. During the accumulation phase earnings accumulate on a tax-deferred basis and are taxed as income when you make a withdrawal. If you make a withdrawal during the accumulation phase, we may assess a withdrawal charge of up to 7%. The income phase occurs when you begin receiving regular annuity payments from your contract.

You can choose to receive annuity payments on a variable basis, a fixed basis, or a combination of both. If you choose variable payments, the amount of the variable annuity payments will depend upon the investment performance of the investment portfolios you select for the income phase. If you choose fixed payments, the amount of the fixed annuity payments are level for the income phase.

Free Look. If you cancel the contract within 10 days after receiving it (or whatever period is required in your state), we will cancel the contract without deducting a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. This amount may be more or less than your payment depending upon the performance of the portfolios and you bear the risk of any decline in account value. We do not refund any charges or deductions assessed during the free look period. We will return your payment if required by law.

Tax Penalty. The earnings in your contract are not taxed until you take money out of your contract. If you take money out during the accumulation phase, for tax purposes any earnings are deemed to come out first. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal tax penalty on those earnings. Payments during the income phase are considered partly a return of your original investment.

Inquiries.  If you need more information, please contact us at:

                     MetLife Investors Distribution Company
                        P.O. Box 10366
                        Des Moines, Iowa 50306-0366
                           (800) 343-8496


            METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE FEE TABLE

The purpose of the Fee Table is to show you the various expenses you will incur directly or indirectly with the contract. The Fee Table reflects expenses of the Separate Account as well as of the investment portfolios. The annual expenses of the portfolios and the examples are based on data provided by the respective underlying fund companies. We have not independently verified such data.

Owner Transaction Expenses

Withdrawal Charge (see Note 1 on page ____)
(as a percentage of purchase payments)

Number of Complete Years
from Receipt of Purchase Payment                              % Charge
--------------------------------                              --------
0                                                             7
1                                                             6
2                                                             6
3                                                             5
4                                                             4
5                                                             3
6                                                             2
7 and thereafter                                              0


Transfer Fee
         No charge for first 12 transfers in a contract year; thereafter, the fee is $25 per transfer. (MetLife Investors is currently waiving the transfer fee but reserves the right to charge it in the future.)

Account Fee (see Note 2 on page __)
         $30 per  contract  per year if account  value is less than  $50,000

Living Benefit Rider Charge (If you select the Living Benefit rider):
     (See "Annuity Payments (The Income Phase) - Guaranteed Minimum Income
      Benefit" for a definition of Income Base)

         .35% of Income Base

Separate Account Annual Expenses (referred to as Separate Account Product Charges) (as a percentage of average account value in separate account)

Mortality and Expense Charge                                  1.15%
Administration Charge                                          .25%
                                                              ------
Total Separate Account Annual Expenses                        1.40%

Death Benefit Rider Charge (If you select other death benefit riders):
(as a percentage of average account value in separate account)


Compounded-Plus Death Benefit                                    .15%
Additional Death Benefit-Earnings Preservation Benefit           .25%

Investment Portfolio Expenses
(as a percentage of the average daily net assets of an investment portfolio)


                                                          Management                      Other        Total Annual
                                                            Fees                        Expenses      Portfolio Expenses
                                                           (after                         (after      (after expense
                                                            fee                           expense     reimbursement and/or
                                                           waivers                       reimburse-     fee waivers
                                                            for          12b-1 Fees/     ment for         for
                                                           certain        Service        certain        certain
                                                          Portfolios)      Fees         Portfolios)     Portfolios)
----------------------------------------------------  ---------------- -------------- ---------------  ---------------
AIM VARIABLE INSURANCE FUNDS
         AIM V.I. Capital Appreciation Fund                       .61%            N/A            .21%             .82%
         AIM V.I. International Equity Fund                       .73%            N/A            .29%            1.02%
         AIM V.I. Value Fund                                      .61%            N/A            .23%             .84%
ALLIANCE VARIABLE PRODUCTS SERIES
FUND, INC. (Class B)

          Premier Growth Portfolio                               1.00%            .25%            .05%            1.30%
          AllianceBernstein Real Estate
              Investment Portfolio (1)                            .18%            .25%            .77%            1.20%
          AllianceBernstein Value Portfolio (2)                   .11%            .25%            .84%            1.20%
          AllianceBernstein Small Cap Value Portfolio (2)         .04%            .25%            .91%            1.20%

AMERICAN CENTURY VARIABLE
PORTFOLIOS, INC.
             VP Income & Growth Fund                              .70%            N/A             .0%             .70%
             VP International Fund                               1.23%            N/A             .0%            1.23%
             VP Value Fund                                       1.00%            N/A             .0%            1.00%

DREYFUS STOCK INDEX FUND (Service Shares) (3)                     .25%            .25%(4)         .01%(5)         .51%

DREYFUS VARIABLE INVESTMENT FUND (Service Shares)
            Dreyfus VIF - Appreciation Portfolio (3)              .75%           .25%(4)          .03%(5)        1.03%
            Dreyfus VIF - Disciplined Stock Portfolio (3)(6)      .75%           .25%(4)          .00%(5)        1.00%

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (Service Class 2)
            High Income Portfolio                                 .58%           .25%             .18%           1.01%
            Growth Portfolio (7)                                  .57%           .25%             .09%            .91%
            Equity-Income Portfolio (7)                           .48%           .25%             .10%            .83%

FRANKLIN TEMPLETON VARIABLE
INSURANCE PRODUCTS TRUST, CLASS 2 SHARES (8)

            Franklin Small Cap Fund (9)                           .49%            .25%            .28%           1.02%
            Franklin Large Cap Growth Securities Fund (10)        .75%            .25%            .03%           1.03%
            Templeton Developing Markets Securities Fund         1.25%            .25%            .31%           1.81%
            Templeton Global Income Securities Fund (10)          .63%            .25%            .09%            .97%
            Templeton International Securities Fund               .67%            .25%            .20%           1.12%
            Templeton Growth Securities Fund (10)                 .81%            .25%            .06%           1.12%
            Mutual Shares Securities Fund                         .60%            .25%            .20%           1.05%

GOLDMAN SACHS VARIABLE INSURANCE TRUST ("VIT")(11)
            Goldman Sachs VIT Growth and Income Fund              .75%            N/A             .25%           1.00%
            Goldman Sachs VIT Internet Tollkeeper Fund           1.00%            N/A             .25%           1.25%
            Goldman Sachs VIT Global Income Fund                  .90%            N/A             .25%           1.15%
            Goldman Sachs VIT International Equity               1.00%            N/A             .35%           1.35%
            Fund





INVESCO VARIABLE INVESTMENT FUNDS, INC. (12)
            INVESCO VIF - Dynamics Fund                           .75%            N/A             .34%           1.09%
            INVESCO VIF - High Yield Fund                         .60%            N/A             .45%           1.05%


LIBERTY VARIABLE INVESTMENT TRUST
            Newport Tiger Fund, Variable Series (Class A)         .90%            N/A             .25%           1.15%


MET INVESTORS SERIES TRUST (Class B) (13)

             Janus Aggressive Growth Portfolio                    .62%            .25%            .23%           1.10%
             J.P. Morgan Enhanced Index Portfolio                 .56%            .25%            .09%            .90%
             J.P. Morgan International Equity Portfolio           .69%            .25%            .36%           1.30%
             J.P. Morgan Quality Bond Portfolio                   .43%            .25%            .17%            .85%
             J.P. Morgan Select Equity Portfolio                  .61%            .25%            .07%            .93%
             J.P. Morgan Small Cap Stock Portfolio                .85%            .25%            .17%           1.27%
             Lord Abbett Bond Debenture Portfolio                 .60%            .25%            .10%            .95%
             Lord Abbett Developing Growth Portfolio              .61%            .25%            .34%           1.20%
             Lord Abbett Growth and Income Portfolio              .59%            .25%            .05%            .89%
             Lord Abbett Growth Opportunities Portfolio            .0%            .25%            .85%           1.10%
             Lord Abbett Mid-Cap Value Portfolio                  .64%            .25%            .26%           1.15%
             MFS Research International Portfolio                 .71%            .25%            .29%           1.25%
             MFS Mid Cap Growth Portfolio                         .62%            .25%            .18%           1.05%
             Oppenheimer Capital Appreciation Portfolio           .40%            .25%            .35%           1.00%
             PIMCO Innovation Portfolio                           .69%            .25%            .41%           1.35%
             PIMCO Total Return Portfolio                         .41%            .25%            .24%            .90%
             PIMCO Money Market Portfolio                         .0%             .25%            .50%            .75%
             Met/Putnam Research Portfolio                        .62%            .25%            .23%           1.10%

MFS VARIABLE INSURANCE TRUST (Service Class) (14)(15)

            MFS Emerging Growth Series                            .75%           .20%             .10%           1.05%
            MFS Global Governments Series (16)                    .75%           .20%             .16%           1.11%
            MFS Investors Trust Series                            .75%           .20%             .12%           1.07%
            MFS High Income Series (16)                           .75%           .20%             .16%           1.11%
            MFS Research Series                                   .75%           .20%             .10%           1.05%
            MFS New Discovery Series (16)                         .90%           .20%             .16%           1.26%

NEW ENGLAND ZENITH FUND
             Davis Venture Value Series (Class E)                 .75%           .15%             .04%            .94%
             Harris Oakmark Mid-Cap Value Series (Class B)        .75%           .25%             .15%(17)       1.15%

PIMCO VARIABLE INSURANCE TRUST (Administrative Class)(18)

            PIMCO High Yield Bond Portfolio                       .25%           .15%             .35%            .75%
            PIMCO Low Duration Bond Portfolio                     .25%           .15%             .25%            .65%
            PIMCO StocksPLUS Growth and Income                    .40%           .15%             .10%            .65%
            Portfolio
            PIMCO Total Return Bond Portfolio                     .25%           .15%             .25%            .65%

PUTNAM VARIABLE TRUST

            Putnam VT Growth and Income Fund -                    .46%           .25%(19)         .04%            .75%
            Class IB Shares
            Putnam VT International Growth Fund -                 .76%           .25%(19)         .18%           1.19%
            Class IB Shares
            Putnam VT International New                          1.00%           .25%(19)         .21%           1.46%
              Opportunities Fund - Class IB Shares
            Putnam VT New Value Fund - Class IB Shares            .70%           .25%(19)         .09%           1.04%
            Putnam VT Vista Fund - Class IB Shares                .60%           .25%(19)         .07%            .92%

SCUDDER VARIABLE SERIES I (Class B)
            International Portfolio                               .82%           .25%             .14%           1.21%

SCUDDER VARIABLE SERIES II
            Scudder Government Securities Portfolio                .55%           N/A             .05%            .60%
            Scudder Small Cap Growth Portfolio                     .65%           N/A             .07%            .72%
            Scudder Small Cap Value Portfolio(20)                  .75%           N/A             .06%            .81%



(1) The expenses shown with respect to the AllianceBernstein Real Estate Investment Portfolio (Class B) are estimated net of contractual fee waivers. Expenses have been capped at 1.20% annually. This waiver extends through the Fund's current fiscal year and may be extended by Alliance for additional one year terms. The estimated expenses for the AllianceBernstein Real Estate Investment Portfolio, before reimbursement, are .90% management fees, .25% for 12b-1 fees and .77% for other expenses. The estimated Total Annual Portfolio Expenses, before reimbursement, are 1.92%.

(2) The expenses shown with respect to the AllianceBernstein Value Portfolio and the AllianceBernstein Small Cap Value Portfolio are estimated net of contractual fee waivers. Expenses have been capped at 1.20% annually for each of these Portfolios. This waiver extends through the Fund's current fiscal year and may be extended by Alliance for additional one year terms. The estimated expenses for the AllianceBernstein Value Portfolio, before reimbursement, are .75% management fees, .25% for 12b-1 fees and .84% for other expenses. The estimated Total Annual Portfolio Expenses for the AllianceBernstein Value Portfolio, before reimbursement, are 1.84%. The estimated expenses for the AllianceBernstein Small Cap Value Portfolio, before reimbursement, are 1.00% management fees, .25% for 12b-1 fees and .91% for other expenses. The estimated Total Annual Portfolio Expenses for the AllianceBernstein Small Cap Value Portfolio, before reimbursement, are 2.16%.

(3) The figures set forth in the above Expense Table are for the fiscal year ended December 31, 2000, except that they have been restated to reflect the rule 12b-1 fee for the Service Shares. Actual Expenses in future years may be higher or lower than the figures given above.

(4) The Rule 12b-1 Fees deducted from the Service Class Shares of these portfolios cover certain distribution and shareholder support services provided by the insurance company selling contracts investing in those portfolios. The amount of the 12b-1 Fee is 0.25%.

(5) Other expenses for the Service Share Class are based on other expenses for the Initial Share Class for the past fiscal year.

(6) The Dreyfus Corporation has agreed, until December 31, 2001, to waive receipt of its fees and/or assume the expenses of the portfolio so that the expenses of the Service Class Shares (excluding taxes, brokerage commissions, extraordinary expenses, interest expenses and commitment fees on borrowings) do not exceed 1.00%. The expense information in the table has been restated to reflect the reimbursement and/or waiver for the fiscal year ending December 31, 2001. Without such waivers or reimbursements, the estimated management fee, 12b-1 Fee, other expenses and total portfolio annual expenses for the Service Class Shares would be, as a percentage of assets: 0.75%, 0.25%, 0.06% and 1.06%, respectively.

(7) Actual annual class operating expenses were lower because a portion of the brokerage commissions that the fund paid was used to reduce the fund's expenses, and/or because through arrangements with the fund's custodian, credits realized as a result of uninvested cash balances were used to reduce a portion of the fund's custodian expenses. See the fund prospectus for details.

(8) The Fund's class 2 distribution plan or "rule 12b-1 plan" is described in the Fund's prospectus.

(9) Total annual Fund operating expenses differ from the ratio of expenses to average net assets shown in the Financial Highlights table included in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 2000 because they have been restated due to a new management agreement effective May 1, 2000. The manager has agreed in advance to make an estimated reduction of
 .04% of its fee to reflect reduced services resulting from the Fund's investment in a Franklin Templeton money fund. This reduction is required by the Fund's Board of Trustees and an order of the Securities and Exchange Commission. Without such reduction, total annual expenses would have been 1.06%.

(10) The Fund administration fee is paid indirectly through the management fee.

(11) The investment advisers to the Goldman Sachs Growth and Income, International Equity, Global Income and Internet Tollkeeper Funds have voluntarily agreed to reduce or limit certain "Other Expenses" of such Funds (excluding management fees, taxes, interest, brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.25%, 0.35%, 0.25% and 0.25% per annum of such Funds' average daily net assets, respectively. The expenses shown include this reimbursement. If not included, the "Other Expenses" and "Total Annual Portfolio Expenses" for the Goldman Sachs Growth and Income, International Equity, Global Income and Internet Tollkeeper Funds would be .47% and 1.22%, .99% and 1.99%, 2.05% and 2.95% and 4.62% and 5.62%, respectively. The Fund's expenses shown in the fee table are based on actual expenses for the fiscal year ended December 31, 2000.

(12) Certain expenses of the VIF-Dynamics Fund were absorbed voluntarily by INVESCO. This commitment may be changed at any time following consultation with the board of directors. After the absorption, but excluding any separate offset arrangements, the Fund's other expenses and Total Annual Fund operating expenses for the year ended December 31, 2000 were the same as shown in the table above.

(13) Met Investors Advisory Corp. ("investment manager") and Met Investors Series Trust have entered into an Expense Limitation Agreement whereby, for a period of at least one year from commencement of operations (February 12, 2001), the total of management fees and other expenses of certain Portfolios will not exceed, in any year in which the Agreement is in effect, the following percentages: .60% for the J.P. Morgan Quality Bond Portfolio, .70% for the Lord Abbett Bond Debenture Portfolio, .90% for the Lord Abbett Mid-Cap Value Portfolio, .65% for the Lord Abbett Growth and Income, PIMCO Total Return and J.P. Morgan Enhanced Index Portfolios, .95% for the Lord Abbett Developing Growth Portfolio, 1.05% for the J.P. Morgan International Equity Portfolio, .85% for the Lord Abbett Growth Opportunities, Met/Putnam Research and the Janus Aggressive Growth Portfolios, .75% for the Oppenheimer Capital Appreciation
Portfolio, .50% for the PIMCO Money Market Portfolio, 1.10% for the PIMCO Innovation Portfolio, .80% for the MFS Mid Cap Growth Portfolio and 1.00% for the MFS Research International Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may, with the approval of the Trust's Board of Trustees, be repaid to the investment manager.

The amounts shown above under "Other Expenses" are an estimate of what the expenses will be, for the period ending December 31, 2001, after expense reimbursement. Absent these expense reimbursement arrangements (and including 12b-1 fees), the total annual portfolio expenses for the year ending December 31, 2001 are estimated to be: 0.96% for the J.P. Morgan Quality Bond Portfolio, 1.38% for the J.P. Morgan International Equity Portfolio, 1.21% for the Lord Abbett Mid-Cap Value Portfolio, 1.34% for the Lord Abbett Developing Growth Portfolio, 4.30% for the Lord Abbett Growth Opportunities Portfolio, 1.28% for the Met/Putnam Research Portfolio, 1.28% for the Janus Aggressive Growth Portfolio, 1.25% for the Oppenheimer Capital Appreciation Portfolio, 1.21% for the PIMCO Money Market Portfolio, 1.71% for the PIMCO Innovation Portfolio, 1.08% for the MFS Mid Cap Growth Portfolio, 1.34% for the MFS Research International Portfolio and .99% for the PIMCO Total Return Portfolio.

(14) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursement agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. The expenses shown in the table above under "Other Expenses" do not take into account these expense reductions, and are therefore higher than the actual expenses of the series.

(15) Each series has adopted a distribution plan under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares (these fees are referred to as distribution fees).

(16) MFS has contractually agreed, subject to reimbursement by the series, to bear the series' "Other Expenses" (after taking into account the expense offset arrangement described in footnote 14) do not exceed .15% annually. These contractual fee arrangements will continue until at least May 1, 2002, unless changed with the consent of the board of trustees which oversees the series. Absent the expense reimbursement, the Total Annual Portfolio Expenses for the year ended December 31, 2000, would have been 1.27% for the MFS Global Governments Series, 1.19% with respect to the MFS High Income Series and 1.29% with respect to the MFS New Discovery Series.

(17) MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, has voluntarily agreed to waive its fees or reimburse the total operating expenses (excluding brokerage costs, interest, taxes or extraordinary expenses) of the Class B shares to the extent such expenses exceed 1.15% of Class B's average net assets, subject to recapture within two fiscal years. Class B shares have not previously been issued. Without this expense arrangement, based on Class A expenses for the year ended December 31, 2000, the total expenses of Class B would have been 1.21%. This arrangement can be discontinued by MetLife Advisers, at any time.

(18) PIMCO has contractually agreed to reduce total annual Portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fees, 0.75%, 0.65%, 0.65% and 0.65% of the High Yield Bond, Low Duration Bond, StocksPLUS Growth and Income and Total Return Bond Portfolios, respectively, of average daily net assets. Without such reductions, the Total Annual Portfolio Expenses would have been .66% for the Total Return Bond Portfolio.

(19) Restated to reflect an increase in 12b-1 fees currently payable to Putnam Investment Management, LLC ("Putnam Management"). The Trustees currently limit payments on class IB shares to 0.25% of average net assets. Actual 12b-1 fees during the most recent fiscal year were 0.15% of average net assets.

(20) Pursuant to their respective agreements with Scudder Variable Series II, the investment manager and the accounting agent have agreed, for the one year period commencing on May 1, 2001, to limit their respective fees and to reimburse other expenses to the extent necessary to limit total operating expenses of the Scudder Small Cap Value Portfolio to 0.84%.

Explanation of Fee Table

1. After we have had a purchase payment for 7 years, there is no charge by us for a withdrawal of that purchase payment. You may also have to pay income tax and a tax penalty on any money you take out. After the first year, each year you can take up to 10% of your total purchase payments, less the total free withdrawal amount you previously took out in the same contract year without a charge by us. Earnings may be withdrawn at any time without the imposition of the charge.

2. During the accumulation phase, we will not charge the account fee if the value of your contract is $50,000 or more, although, if you make a complete withdrawal, we will charge the account fee.

3. Premium taxes are not reflected. Premium taxes may apply depending on the state where you live.

Examples

     o The examples should not be considered a representation of past or future expenses. Actual expenses may be greater or less than those shown.

     o For purposes of the examples, the assumed average contract size is $30,000.

     o The examples assume that applicable fee waivers and/or reimbursements for the portfolios will continue for the periods shown.

     o Chart 1 below assumes that you do not select other death benefit riders or the Living Benefit rider, which is the least expensive way to purchase the contract. In this example, the Separate Account Product Charges equal 1.40%, on an annual basis.

     o Chart 2 assumes you select the Compounded-Plus Death Benefit, the Additional Death Benefit - Earnings Preservation Benefit, plus the Living Benefit rider, which is the most expensive way to purchase the contract. In this example, the Separate Account Product Charges equal 1.80%, on an annual basis.

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets: (a) if you surrender the contract at the end of each time period; (b) if you do not surrender the contract or if you apply the account value to an annuity option.


CHART 1

                                                                               Time Periods


                                                           1 Year        3 years          5 years     10 years
------------------------------------------------------- ------------- ------------------- ---------- ---------------
A I M Variable Insurance Funds
         AIM V.I. Capital Appreciation                   (a)$93.50        (a)$126.26    (a)$159.48   (a)$263.22
                                                         (b)$23.50        (b)$72.26     (b)$123.48   (b)$263.22

         AIM V.I. International Equity                   (a)$95.50        (a)$132.27    (a)$169.50   (a)$283.17
                                                         (b)$25.50        (b)$78.27     (b)$133.50   (b)$283.17

         AIM V.I. Value                                  (a)$93.70        (a)$126.86    (a)$160.49   (a)$265.23
                                                         (b)$23.70        (b)$72.86     (b)$124.49   (b)$265.23

Alliance Variable Products Series Fund, Inc.(Class B)
         Premier Growth                                  (a)$98.30        (a)$140.62    (a)$183.35   (a)$310.37
                                                         (b)$28.30        (b)$86.62     (b)$147.35   (b)$310.37

         AllianceBernstein Real Estate Investment        (a)$97.30        (a)$137.65    (a)$178.42   (a)$300.75
                                                         (b)$27.30        (b)$83.65     (b)$142.42   (b)$300.75

         AllianceBernstein Value                         (a)$97.30        (a)$137.65    (a)$178.42   (a)$300.75
                                                         (b)$27.30        (b)$83.65     (b)$142.42   (b)$300.75

         AllianceBernstein Small Cap Value               (a)$97.30        (a)$137.65    (a)$178.42   (a)$300.75
                                                         (b)$27.30        (b)$83.65     (b)$142.42   (b)$300.75

American Century Variable Portfolios, Inc.
         VP Income & Growth                              (a)$92.29        (a)$122.63    (a)$153.42   (a)$251.04
                                                         (b)$22.29        (b)$68.63     (b)$117.42   (b)$251.04

         VP International                                (a)$97.60        (a)$138.54    (a)$179.90   (a)$303.64
                                                         (b)$27.60        (b)$84.54     (b)$143.90   (b)$303.64

         VP Value                                        (a)$95.30        (a)$131.67    (a)$168.50   (a)$281.19
                                                         (b)$25.30        (b)$77.67     (b)$132.50   (b)$281.19


Dreyfus Stock Index Fund (Service Shares)                (a)$90.39        (a)$116.87    (a)$143.75   (a)$231.43
                                                         (b)$20.39        (b)$62.87     (b)$107.75   (b)$231.43

Dreyfus Variable Investment Fund (Service Shares)
         Dreyfus VIF - Appreciation Portfolio            (a)$95.60        (a)$132.57    (a)$170.00   (a)$284.15
                                                         (b)$25.60        (b)$78.57     (b)$134.00   (b)$284.15

         Dreyfus VIF - Disciplined Stock Portfolio       (a)$95.30        (a)$131.67    (a)$168.50   (a)$281.19
                                                         (b)$25.30        (b)$77.67     (b)$132.50   (b)$281.19


Fidelity Variable Insurance Products Fund
   (Service Class 2 Shares)

        High Income                                      (a)$95.40        (a)$131.97    (a)$169.00   (a)$282.18
                                                         (b)$25.40        (b)$77.97     (b)$133.00   (b)$282.18

        Growth                                           (a)$94.40        (a)$128.97    (a)$164.00   (a)$272.25
                                                         (b)$24.40        (b)$74.97     (b)$128.00   (b)$272.25

        Equity-Income                                    (a)$93.60        (a)$126.56    (a)$159.99   (a)$264.23
                                                         (b)$23.60        (b)$72.56     (b)$123.99   (b)$264.23

Franklin Templeton Variable Insurance Products Trust,
 Class 2 Shares

         Franklin Small Cap                              (a)$95.50        (a)$132.27    (a)$169.50   (a)$283.17
                                                         (b)$25.50        (b)$78.27     (b)$133.50   (b)$283.17

         Franklin Large Cap Growth Securities            (a)$95.60        (a)$132.57    (a)$170.00   (a)$284.15
                                                         (b)$25.60        (b)$78.57     (b)$134.00   (b)$284.15

         Templeton Developing Markets Securities         (a)$103.37       (a)$155.65    (a)$208.06   (a)$357.82
                                                         (b)$33.37        (b)$101.65    (b)$172.06   (b)$357.82

         Templeton Global Income Securities              (a)$95.00        (a)$130.77    (a)$167.00   (a)$278.22
                                                         (b)$25.00        (b)$76.77     (b)$131.00   (b)$278.22


         Templeton International Securities              (a)$96.50        (a)$135.26    (a)$174.47   (a)$292.98
                                                         (b)$26.50        (b)$81.26     (b)$138.47   (b)$292.98

         Templeton Growth Securities                     (a)$96.50        (a)$135.26    (a)$174.47   (a)$292.98
                                                         (b)$26.50        (b)$81.26     (b)$138.47   (b)$292.98


         Mutual Shares Securities                        (a)$95.80        (a)$133.17    (a)$170.99   (a)$286.12
                                                         (b)$25.80        (b)$79.17     (b)$134.99   (b)$286.12


Goldman Sachs Variable Insurance Trust
         Goldman Sachs VIT Growth and Income Fund        (a)$95.30        (a)$131.67    (a)$168.50   (a)$281.19
                                                         (b)$25.30        (b)$77.67     (b)$132.50   (b)$281.19

         Goldman Sachs VIT Internet Tollkeeper Fund      (a)$97.80        (a)$139.14    (a)$180.89   (a)$305.57
                                                         (b)$27.80        (b)$85.14     (b)$144.89   (b)$305.57


         Goldman Sachs VIT Global Income Fund            (a)$96.80        (a)$136.16    (a)$175.95   (a)$295.90
                                                         (b)$26.80        (b)$82.16     (b)$139.95   (b)$295.90

         Goldman Sachs VIT International Equity Fund     (a)$98.79        (a)$142.11    (a)$185.80   (a)$315.14
                                                         (b)$28.79        (b)$88.11     (b)$149.80   (b)$315.14

INVESCO Variable Investment Funds, Inc.
         INVESCO VIF - Dynamics Fund                     (a)$96.20        (a)$134.36    (a)$172.98   (a)$290.04
                                                         (b)$26.20        (b)$80.36     (b)$136.98   (b)$290.04

         INVESCO VIF - High Yield Fund                   (a)$95.80        (a)$133.17    (a)$170.99   (a)$286.12
                                                         (b)$25.80        (b)$79.17     (b)$134.99   (b)$286.12







Liberty Variable Investment Trust

         Newport Tiger Fund, Variable Series (Class A)   (a)$96.80        (a)$136.16    (a)$175.95   (a)$295.90
                                                         (b)$26.80        (b)$82.16     (b)$139.95   (b)$295.90

Met Investors Series Trust (Class B)
         Janus Aggressive Growth                         (a)$96.30        (a)$134.66    (a)$173.48   (a)$291.02
                                                         (b)$26.30        (b)$80.66     (b)$137.48   (b)$291.02

         J.P. Morgan Enhanced Index                      (a)$94.30        (a)$128.67    (a)$163.50   (a)$271.25
                                                         (b)$24.30        (b)$74.67     (b)$127.50   (b)$271.25

         J.P. Morgan International Equity                (a)$98.30        (a)$140.62    (a)$183.35   (a)$310.37
                                                         (b)$28.30        (b)$86.62     (b)$147.35   (b)$310.37

         J.P. Morgan Quality Bond                        (a)$93.80        (a)$127.16    (a)$160.99   (a)$266.24
                                                         (b)$23.80        (b)$73.16     (b)$124.99   (b)$266.24

         J.P. Morgan Select Equity                       (a)$94.60        (a)$129.57    (a)$165.00   (a)$274.24
                                                         (b)$24.60        (b)$75.57     (b)$129.00   (b)$274.24

         J.P. Morgan Small Cap Stock                     (a)$98.00        (a)$139.73    (a)$181.87   (a)$307.49
                                                         (b)$28.00        (b)$85.73     (b)$145.87   (b)$307.49

         Lord Abbett Bond Debenture                      (a)$94.80        (a)$130.17    (a)$166.00   (a)$276.23
                                                         (b)$24.80        (b)$76.17     (b)$130.00   (b)$276.23

         Lord Abbett Developing Growth                   (a)$97.30        (a)$137.65    (a)$178.42   (a)$300.75
                                                         (b)$27.30        (b)$83.65     (b)$142.42   (b)$300.75

         Lord Abbett Growth and Income                   (a)$94.20        (a)$128.37    (a)$163.00   (a)$270.25
                                                         (b)$24.20        (b)$74.37     (b)$127.00   (b)$270.25

         Lord Abbett Growth Opportunities                (a)$96.30        (a)$134.66    (a)$173.48   (a)$291.02
                                                         (b)$26.30        (b)$80.66     (b)$137.48   (b)$291.02

         Lord Abbett Mid-Cap Value                       (a)$96.80        (a)$136.16    (a)$175.95   (a)$295.90
                                                         (b)$26.80        (b)$82.16     (b)$139.95   (b)$295.90

         MFS Research International                      (a)$97.80        (a)$139.14    (a)$180.89   (a)$305.57
                                                         (b)$27.80        (b)$85.14     (b)$144.89   (b)$305.57

         MFS Mid Cap Growth                              (a)$95.80        (a)$133.17    (a)$170.99   (a)$286.12
                                                         (b)$25.80        (b)$79.17     (b)$134.99   (b)$286.12

         Oppenheimer Capital Appreciation                (a)$95.30        (a)$131.67    (a)$168.50   (a)$281.19
                                                         (b)$25.30        (b)$77.67     (b)$132.50   (b)$281.19

         PIMCO Innovation                                (a)$98.79        (a)$142.11    (a)$185.80   (a)$315.14
                                                         (b)$28.79        (b)$88.11     (b)$149.80   (b)$315.14

         PIMCO Total Return                              (a)$94.30        (a)$128.67    (a)$163.50   (a)$271.25
                                                         (b)$24.30        (b)$74.67     (b)$127.50   (b)$271.25

         PIMCO Money Market                              (a)$92.80        (a)$124.15    (a)$155.95   (a)$256.13
                                                         (b)$22.80        (b)$70.15     (b)$119.95   (b)$256.13

         Met/Putnam Research                             (a)$96.30        (a)$134.66    (a)$173.48   (a)$291.02
                                                         (b)$26.30        (b)$80.66     (b)$137.48   (b)$291.02

MFS Variable Insurance Trust (Service Class)
         MFS Emerging Growth                             (a)$95.80        (a)$133.17    (a)$170.99   (a)$286.12
                                                         (b)$25.80        (b)$79.17     (b)$134.99   (b)$286.12

         MFS Global Governments                          (a)$96.40        (a)$134.96    (a)$173.97   (a)$292.00
                                                         (b)$26.40        (b)$80.96     (b)$137.97   (b)$292.00

         MFS Investors Trust                             (a)$96.00        (a)$133.77    (a)$171.99   (a)$288.08
                                                         (b)$26.00        (b)$79.77     (b)$135.99   (b)$288.08

         MFS High Income                                 (a)$96.40        (a)$134.96    (a)$173.97   (a)$292.00
                                                         (b)$26.40        (b)$80.96     (b)$137.97   (b)$292.00


         MFS Research                                    (a)$95.80        (a)$133.17    (a)$170.99   (a)$286.12
                                                         (b)$25.80        (b)$79.17     (b)$134.99   (b)$286.12

         MFS New Discovery                               (a)$97.90        (a)$139.43    (a)$181.38   (a)$306.53
                                                         (b)$27.90        (b)$85.43     (b)$145.38   (b)$306.53
New England Zenith Fund

        Davis Venture Value (Class E)                    (a)$94.70        (a)$129.87    (a)$165.50   (a)$275.24
                                                         (b)$24.70        (b)$75.87     (b)$129.50   (b)$275.24

        Harris Oakmark Mid-Cap Value (Class B)           (a)$96.80        (a)$136.16    (a)$175.95   (a)$295.90
                                                         (b)$26.80        (b)$82.16     (b)$139.95   (b)$295.90

PIMCO Variable Insurance Trust (Administrative Class)
         PIMCO High Yield Bond                           (a)$92.80        (a)$124.15    (a)$155.95   (a)$256.13
                                                         (b)$22.80        (b)$70.15     (b)$119.95   (b)$256.13

         PIMCO Low Duration Bond                         (a)$91.79        (a)$121.12    (a)$150.89   (a)$245.92
                                                         (b)$21.79        (b)$67.12     (b)$114.89   (b)$245.92

         PIMCO StocksPLUS Growth & Income                (a)$91.79        (a)$121.12    (a)$150.89   (a)$245.92
                                                         (b)$21.79        (b)$67.12     (b)$114.89   (b)$245.92

         PIMCO Total Return Bond                         (a)$91.79        (a)$121.12    (a)$150.89   (a)$245.92
                                                         (b)$21.79        (b)$67.12     (b)$114.89   (b)$245.92

Putnam Variable Trust
         Putnam VT Growth and Income
         Fund - Class IB Shares                          (a)$92.80        (a)$124.15    (a)$155.95   (a)$256.13
                                                         (b)$22.80        (b)$70.15     (b)$119.95   (b)$256.13
         Putnam International Growth                     (a)$97.20        (a)$137.35    (a)$177.93   (a)$299.78
         Fund - Class IB Shares                          (b)$27.20        (b)$83.35     (b)$141.93   (b)$299.78

         Putnam International New Opportunities          (a)$ 99.89       (a)$145.36    (a)$191.17   (a)$325.54
         Fund - Class IB Shares                          (b)$29.89        (b)$91.36     (b)$155.17   (b)$325.54

         Putnam VT New Value                             (a)$95.70        (a)$132.87    (a)$170.49   (a)$285.14
         Fund - Class IB Shares                          (b)$25.70        (b)$78.87     (b)$134.49   (b)$285.14

         Putnam VT Vista                                 (a)$94.50        (a)$129.27    (a)$164.50   (a)$273.25
         Fund - Class  IB Shares                         (b)$24.50        (b)$75.27     (b)$128.50   (b)$273.25



Scudder Variable Series I (Class B)
         International                                   (a)$97.40        (a)$137.94    (a)$178.92   (a)$301.71
                                                         (b)$27.40        (b)$83.94     (b)$142.92   (b)$301.71

Scudder Variable Series II
         Scudder Government Securities                   (a)$91.29        (a)$119.60    (a)$148.34   (a)$240.77
                                                         (b)$21.29        (b)$65.60     (b)$112.34   (b)$240.77

         Scudder Small Cap Growth                        (a)$92.49        (a)$123.24    (a)$154.43   (a)$253.08
                                                         (b)$22.49        (b)$69.24     (b)$118.43   (b)$253.08


         Scudder Small Cap Value                         (a)$93.40        (a)$125.96    (a)$158.98   (a)$262.21
                                                         (b)$23.40        (b)$71.96     (b)$122.98   (b)$262.21

CHART 2
                                                                                Time Periods


                                                           1 Year       3 years           5 years        10 years
------------------------------------------------------- ------------- ------------------- -------------- ---------------
A I M Variable Insurance Funds
       AIM V.I. Capital Appreciation                       (a)$100.98       (a)$148.61    (a)$196.51   (a)$335.82
                                                           (b)$30.98        (b)$94.61     (b)$160.51   (b)$335.82

       AIM V.I. International Equity                       (a)$102.97       (a)$154.48    (a)$206.14   (a)$354.19
                                                           (b)$32.97        (b)$100.48    (b)$170.14   (b)$354.19

         AIM V.I. Value                                    (a)$101.18       (a)$149.20    (a)$197.48   (a)$337.67
                                                           (b)$31.18        (b)$95.20     (b)$161.48   (b)$337.67

Alliance Variable Products Series Fund, Inc. (Class B)
         Premier Growth                                    (a)$105.75       (a)$162.64    (a)$219.46   (a)$379.24
                                                           (b)$35.75        (b)$108.64    (b)$183.46   (b)$379.24

         AllianceBernstein Real Estate Investment          (a)$104.76       (a)$159.74    (a)$214.72   (a)$370.38
                                                           (b)$34.76        (b)$105.74    (b)$178.72   (b)$370.38

         AllianceBernstein Value                           (a)$104.76       (a)$159.74    (a)$214.72   (a)$370.38
                                                           (b)$34.76        (b)$105.74    (b)$178.72   (b)$370.38

         AllianceBernstein Small Cap Value                 (a)$104.76       (a)$159.74    (a)$214.72   (a)$370.38
                                                           (b)$34.76        (b)$105.74    (b)$178.72   (b)$370.38

American Century Variable Portfolios, Inc.
         VP Income & Growth                                (a)$99.79        (a)$145.07    (a)$190.68   (a)$324.60
                                                           (b)$29.79        (b)$91.07     (b)$154.68   (b)$324.60

         VP International                                  (a)$105.05       (a)$160.61    (a)$216.15   (a)$373.05
                                                           (b)$35.05        (b)$106.61    (b)$180.15   (b)$373.05

         VP Value                                          (a)$102.77       (a)$153.90    (a)$205.18   (a)$352.37
                                                           (b)$32.77        (b)$99.90     (b)$169.18   (b)$352.37



Dreyfus Stock Index Fund (Service Shares)                  (a)$97.90        (a)$139.43    (a)$181.38   (a)$306.53
                                                           (b)$27.90        (b)$85.43     (b)$145.38   (b)$306.53

Dreyfus Variable Investment Fund (Service Shares)
         Dreyfus VIF - Appreciation Portfolio              (a)$103.07       (a)$154.77    (a)$206.62   (a)$355.10
                                                           (b)$33.07        (b)$100.77    (b)$170.62   (b)$355.10

         Dreyfus VIF - Disciplined Stock Portfolio         (a)$102.77       (a)$153.90    (a)$205.18   (a)$352.37
                                                           (b)$32.77        (b)$ 99.90    (b)$169.18   (b)$352.37


Fidelity Variable Insurance Products Fund
   (Service Class 2 Shares)

        High Income                                        (a)$102.87       (a)$154.19    (a)$205.66   (a)$353.28
                                                           (b)$32.87        (b)$100.19    (b)$169.66   (b)$353.28

        Growth                                             (a)$101.88       (a)$151.26    (a)$200.86   (a)$344.13
                                                           (b)$31.88        (b)$97.26     (b)$164.86   (b)$344.13

        Equity-Income                                      (a)$101.08       (a)$148.90    (a)$196.99   (a)$336.75
                                                           (b)$31.08        (b)$94.90     (b)$160.99   (b)$336.75


Franklin Templeton Variable Insurance Products Trust,
    Class 2 Shares

         Franklin Small Cap                                (a)$102.97       (a)$154.48    (a)$206.14   (a)$354.19
                                                           (b)$32.97        (b)$100.48    (b)$170.14   (b)$354.19

         Franklin Large Cap Growth Securities              (a)$103.07       (a)$154.77    (a)$206.62   (a)$355.10
                                                           (b)$33.07        (b)$100.77    (b)$170.62   (b)$355.10


         Templeton Developing Markets Securities           (a)$110.78       (a)$177.33    (a)$243.22   (a)$422.93
                                                           (b)$40.78        (b)$123.33    (b)$207.22   (b)$422.93


         Templeton Global Income Securities                (a)$102.48       (a)$153.02    (a)$203.74   (a)$349.63
                                                           (b)$32.48        (b)$99.02     (b)$167.74   (b)$349.63

         Templeton International Securities                (a)$103.96       (a)$157.41    (a)$210.92   (a)$363.23
                                                           (b)$33.96        (b)$103.41    (b)$174.92   (b)$363.23

         Templeton Growth Securities                       (a)$103.96       (a)$157.41    (a)$210.92   (a)$363.23
                                                           (b)$33.96        (b)$103.41    (b)$174.92   (b)$363.23

         Mutual Shares Securities                          (a)$103.27       (a)$155.36    (a)$207.58   (a)$356.91
                                                           (b)$33.27        (b)$101.36    (b)$171.58   (b)$356.91



Goldman Sachs Variable Insurance Trust
         Goldman Sachs VIT Growth and Income Fund          (a)$102.77       (a)$153.90    (a)$205.18   (a)$352.37
                                                           (b)$32.77        (b)$ 99.90    (b)$169.18   (b)$352.37

         Goldman Sachs VIT Internet Tollkeeper Fund        (a)$105.25       (a)$161.19    (a)$217.09   (a)$374.82
                                                           (b)$35.25        (b)$107.19    (b)$181.09   (b)$374.82


         Goldman Sachs VIT Global Income Fund              (a)$104.26       (a)$158.28    (a)$212.35   (a)$365.92
                                                           (b)$34.26        (b)$104.28    (b)$176.35   (b)$365.92

         Goldman Sachs VIT International Equity Fund       (a)$106.24       (a)$164.09    (a)$221.81   (a)$383.63
                                                           (b)$36.24        (b)$110.09    (b)$185.81   (b)$383.63

INVESCO Variable Investment Funds, Inc.
         INVESCO VIF - Dynamics Fund                       (a)$103.67       (a)$156.53    (a)$209.49   (a)$360.52
                                                           (b)$33.67        (b)$102.53    (b)$173.49   (b)$360.52

         INVESCO VIF - High Yield Fund                     (a)$103.27       (a)$155.36    (a)$207.58   (a)$356.91
                                                           (b)$33.27        (b)$101.36    (b)$171.58   (b)$356.91


Liberty Variable Investment Trust

         Newport Tiger Fund, Variable Series (Class A)     (a)$104.26       (a)$158.28    (a)$212.35   (a)$365.92
                                                           (b)$34.26        (b)$104.28    (b)$176.35   (b)$365.92


Met Investors Series Trust (Class B)
         Janus Aggressive Growth                           (a)$103.77       (a)$156.82    (a)$209.97   (a)$361.43
                                                           (b)$33.77        (b)$102.82    (b)$173.97   (b)$361.43

         J.P. Morgan Enhanced Index                        (a)$101.78       (a)$150.96    (a)$200.37   (a)$343.21
                                                           (b)$31.78        (b)$96.96     (b)$164.37   (b)$343.21

         J.P. Morgan International Equity                  (a)$105.75       (a)$162.64    (a)$219.46   (a)$379.24
                                                           (b)$35.75        (b)$108.64    (b)$183.46   (b)$379.24

         J.P. Morgan Quality Bond                          (a)$101.28       (a)$149.49    (a)$197.96   (a)$338.60
                                                           (b)$31.28        (b)$95.49     (b)$161.96   (b)$338.60

         J.P. Morgan Select Equity                         (a)$102.08       (a)$151.84    (a)$201.82   (a)$345.97
                                                           (b)$32.08        (b)$97.84     (b)$165.82   (b)$345.97

         J.P. Morgan Small Cap Stock                       (a)$105.45       (a)$161.77    (a)$218.04   (a)$376.59
                                                           (b)$35.45        (b)$107.77    (b)$182.04   (b)$376.59

         Lord Abbett Bond Debenture                        (a)$102.28       (a)$152.43    (a)$202.78   (a)$347.81
                                                           (b)$32.28        (b)$98.43     (b)$166.78   (b)$347.81

         Lord Abbett Developing Growth                     (a)$104.76       (a)$159.74    (a)$214.72   (a)$370.38
                                                           (b)$34.76        (b)$105.74    (b)$178.72   (b)$370.38

         Lord Abbett Growth and Income                     (a)$101.68       (a)$150.67    (a)$199.89   (a)$342.29
                                                           (b)$31.68        (b)$96.67     (b)$163.89   (b)$342.29

         Lord Abbett Growth Opportunities                  (a)$103.77       (a)$156.82    (a)$209.97   (a)$361.43
                                                           (b)$33.77        (b)$102.82    (b)$173.97   (b)$361.43

         Lord Abbett Mid-Cap Value                         (a)$104.26       (a)$158.28    (a)$212.35   (a)$365.92
                                                           (b)$34.26        (b)$104.28    (b)$176.35   (b)$365.92

         MFS Research International                        (a)105.25        (a)$161.19    (a)$217.09   (a)$374.82
                                                           (b)$35.25        (b)$107.19    (b)$181.09   (b)$374.82

         MFS Mid Cap Growth                                (a)$103.27       (a)$155.36    (a)$207.58   (a)$356.91
                                                           (b)$33.27        (b)$101.36    (b)$171.58   (b)$356.91

         Oppenheimer Capital Appreciation                  (a)$102.77       (a)$153.90    (a)$205.18   (a)$352.37
                                                           (b)$32.77        (b)$99.90     (b)$169.18   (b)$352.37

         PIMCO Innovation                                  (a)$106.24       (a)$164.09    (a)$221.81   (a)$383.63
                                                           (b)$36.24        (b)$110.09    (b)$185.81   (b)$383.63

         PIMCO Total Return                                (a)$101.78       (a)$150.96    (a)$200.37   (a)$343.21
                                                           (b)$31.78        (b)$96.96     (b)$164.37   (b)$343.21

         PIMCO Money Market                                (a)$100.29       (a)$146.54    (a)$193.11   (a)$329.29
                                                           (b)$30.29        (b)$92.54     (b)$157.11   (b)$329.29

         Met/Putnam Research                               (a)$103.77       (a)$156.82    (a)$209.97   (a)$361.43
                                                           (b)$33.77        (b)$102.82    (b)$173.97   (b)$361.43

MFS Variable Insurance Trust (Service Class)
         MFS Emerging Growth                               (a)$103.27       (a)$155.36    (a)$207.58   (a)$356.91
                                                           (b)$33.27        (b)$101.36    (b)$171.58   (b)$356.91

         MFS Global Governments                            (a)$103.86       (a)$157.11    (a)$210.44   (a)$362.33
                                                           (b)$33.86        (b)$103.11    (b)$174.44   (b)$362.33

         MFS Investors Trust                               (a)$103.47       (a)$155.94    (a)$208.53   (a)$358.72
                                                           (b)$33.47        (b)$101.94    (b)$172.53   (b)$358.72

         MFS High Income                                   (a)$103.86       (a)$157.11    (a)$210.44   (a)$362.33
                                                           (b)$33.86        (b)$103.11    (b)$174.44   (b)$362.33

         MFS Research                                      (a)$103.27       (a)$155.36    (a)$207.58   (a)$356.91
                                                           (b)$33.27        (b)$101.36    (b)$171.58   (b)$356.91

         MFS New Discovery                                 (a)$105.35       (a)$161.48    (a)$217.57   (a)$375.71
                                                           (b)$35.35        (b)$107.48    (b)$181.57   (b)$375.71


New England Zenith Fund

        Davis Venture Value (Class E)                      (a)$102.18       (a)$152.14    (a)$202.30   (a)$346.89
                                                           (b)$32.18        (b)$98.14     (b)$166.30   (b)$346.89

         Harris Oakmark Mid-Cap Value (Class B)            (a)$104.26       (a)$158.28    (a)$212.35   (a)$365.92
                                                           (b)$34.26        (b)$104.28    (b)$176.35   (b)$365.92

PIMCO Variable Insurance Trust (Administrative Class)
         PIMCO High Yield Bond                             (a)$100.29       (a)$146.54    (a)$193.11   (a)$329.29
                                                           (b)$30.29        (b)$92.54     (b)$157.11   (b)$329.29

         PIMCO Low Duration Bond                           (a)$99.29        (a)$143.59    (a)$188.24   (a)$319.88
                                                           (b)$29.29        (b)$89.59     (b)$152.24   (b)$319.88

         PIMCO StocksPLUS Growth & Income                  (a)$99.29        (a)$143.59    (a)$188.24   (a)$319.88
                                                           (b)$29.29        (b)$89.59     (b)$152.24   (b)$319.88

         PIMCO Total Return Bond                           (a)$99.29        (a)$143.59    (a)$188.24   (a)$319.88
                                                           (b)$29.29        (b)$89.59     (b)$152.24   (b)$319.88

Putnam Variable Trust
         Putnam VT Growth and Income                       (a)$100.29       (a)$146.54    (a)$193.11   (a)$329.29
         Fund - Class IB Shares                            (b)$30.29        (b)$92.54     (b)$157.11   (b)$329.29

         Putnam International Growth                       (a)$104.66       (a)$159.45    (a)$214.25   (a)$369.49
         Fund - Class IB Shares                            (b)$34.66        (b)$105.45    (b)$178.25   (b)$369.49

         Putnam International New Opportunities            (a)$107.33       (a)$167.28    (a)$226.98   (a)$393.21
         Fund - Class IB Shares                            (b)$37.33        (b)$113.28    (b)$190.98   (b)$393.21

         Putnam VT New Value                               (a)$103.17       (a)$155.07    (a)$207.10   (a)$356.00
         Fund - Class IB Shares                            (b)$33.17        (b)$101.07    (b)$171.10   (b)$356.00

         Putnam VT Vista                                   (a)$101.98       (a)$151.55    (a)$201.34   (a)$345.05
         Fund - Class IB Shares                            (b)$31.98        (b)$97.55     (b)$165.34   (b)$345.05


Scudder Variable Series I (Class B)
         International                                     (a)$104.86       (a)$160.03    (a)$215.20   (a)$371.27
                                                           (b)$34.86        (b)$106.03    (b)$179.20   (b)$371.27


Scudder Variable Series II
         Scudder Government Securities                     (a)$98.79        (a)$142.11    (a)$185.80   (a)$315.14
                                                           (b)$28.79        (b)$88.11     (b)$149.80   (b)$315.14

         Scudder Small Cap Growth                          (a)$99.99        (a)$145.66    (a)$191.66   (a)$326.48
                                                           (b)$29.99        (b)$91.66     (b)$155.66   (b)$326.48

         Scudder Small Cap Value                           (a)$100.89       (a)$148.31    (a)$196.03   (a)$334.89
                                                           (b)$30.89        (b)$94.31     (b)$160.03   (b)$334.89





1.  THE ANNUITY CONTRACT

This prospectus describes the Variable Annuity Contract offered by us.

An annuity is a contract between you, the owner, and an insurance company (in this case us), where the insurance company promises to pay an income to you, in the form of annuity payments, beginning on a designated date that you select. Until you decide to begin receiving annuity payments, your annuity is in the accumulation phase. Once you begin receiving annuity payments, your contract switches to the income phase.

The contract benefits from tax deferral. Tax deferral means that you are not taxed on earnings or appreciation on the assets in your contract until you take money out of your contract.

The contract is called a variable annuity because you can choose among the investment portfolios and, depending upon market conditions, you can make or lose money in any of these portfolios. If you select the variable annuity portion of the contract, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the investment performance of the investment portfolio(s) you select. The amount of the annuity payments you receive during the income phase from the variable annuity portion of the contract also depends, in part, upon the investment performance of the investment portfolios you select for the income phase.

In most states, the contract also contains a fixed account (contact your registered representative regarding your state). The fixed account provisions are provided by a rider to your contract and such rider is not intended to be offered by the prospectus. The fixed account offers an interest rate that is guaranteed by us. We guarantee that the interest rate credited to the fixed account will not be less than 3% per year (or higher if mandated by the state in which the contract is issued). If you select the fixed account, your money will be placed with our other general assets. If you select the fixed account, the amount of money you are able to accumulate in your contract during the accumulation phase depends upon the total interest credited to your contract. The amount of the annuity payments you receive during the income phase from the fixed account portion of the contract will remain level for the entire income phase, unless you make a transfer from the Separate Account to the General Account. Please see the terms of your actual contract for more information.

As owner of the contract, you exercise all interest and rights under the contract. You can change the owner at any time by notifying us in writing. The contract may be owned by joint owners (limited to two natural persons). We have described more information on this under "Other Information."

2.  PURCHASE

Purchase Payments

A purchase payment is the money you give us to invest in the contract. The initial purchase payment is due on the date the contract is issued. We reserve the right to reject any purchase payment. Subject to the minimum and maximum payment requirements (see below), you may make additional purchase payments.

     o The minimum initial purchase payment we will accept is $5,000 when the contract is purchased as a non-qualified contract.

     o If you are purchasing the contract as part of an IRA (Individual Retirement Annuity), 401(k) or other qualified plan, the minimum we will accept is $2,000.

     o The maximum we accept is a total of $1 million without our prior approval.

     o You can make additional purchase payments of $500 or more to either type of contract (qualified and non-qualified).

We may terminate your contract by paying you the account value, in one sum, if prior to the annuity date, you do not make purchase payments for two consecutive contract years, the total amount of purchase payments made, less any partial withdrawals, is less than $2,000, and the account value on or after the end of such two year period is less than $2,000.

Allocation of Purchase Payments

When you purchase a contract, we will allocate your purchase payment to the fixed account and/or any of the investment portfolios you have selected. Each allocation must be at least $500 and must be in whole numbers.

We have reserved the right to restrict payments to the fixed account if either of the following conditions exist:

     o the credited interest rate on the fixed account is equal to the guaranteed minimum (currently, 3%); or

     o your account value in the fixed account equals or exceeds our published maximum for fixed account allocation (currently, there is no limit).

If you make additional purchase payments, we will allocate them in the same way as your first purchase payment unless you tell us otherwise. You may change your allocation instructions at any time by notifying us in writing or by calling us. If there are joint owners, unless we are instructed to the contrary, we will accept allocation instructions from either joint owner. Once we receive your purchase payment and the necessary information, we will issue your contract and allocate your first purchase payment within 2 business days. If you do not give us all of the information we need, we will contact you to get it before we make any allocation. If for some reason we are unable to complete this process within 5 business days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you add more money to your contract by making additional purchase payments, we will credit these amounts to your contract within one business day. Our business day closes at the close of normal trading on the New York Stock Exchange, usually 4:00 p.m. Eastern time.

Free Look

If you change your mind about owning this contract, you can cancel it within 10 days after receiving it (or, the period required in your state). When you cancel the contract within this time period, we will not assess a withdrawal charge. You will receive back whatever your contract is worth on the day we receive your request. This may be more or less than your payment depending upon the performance of the portfolios you allocated your purchase payment to during the free look period. This means that you bear the risk of any decline in the value of your contract during the free look period. We do not refund any charges or deductions assessed during the free look period. If you have purchased the contract as an IRA, or in certain states, we are required to give you back your purchase payment (or such other required amount) if you decide to cancel your contract within 10 days after receiving it (or whatever period is required).

Accumulation Units

The value of the variable annuity portion of your contract will go up or down depending upon the investment performance of the investment portfolio(s) you choose. In order to keep track of the value of your contract, we use a unit of measure we call an accumulation unit. (An accumulation unit works like a share of a mutual fund.) During the income phase of the contract we call the unit an annuity unit.

Every business day we determine the value of an accumulation unit for each of the investment portfolios by multiplying the accumulation unit value for the immediately preceding business day by a factor for the current business day. The factor is determined by:

     1) dividing the value of a portfolio at the end of the current business day by the value of a portfolio for the previous business day, and

     2) multiplying it by one minus the daily amount of the separate account product charges (including any death benefit rider charges) and any charges for taxes.

The value of an accumulation unit may go up or down from day to day.

When you make a purchase payment, we credit your contract with accumulation units. The number of accumulation units credited is determined by dividing the amount of the purchase payment allocated to an investment portfolio by the value of the accumulation unit for that investment portfolio.

We calculate the value of an accumulation unit for each investment portfolio after the New York Stock Exchange closes each day and then credit your contract.

Example: On Monday we receive an additional purchase payment of $5,000 from you. You have told us you want this to go to the J.P. Morgan Quality Bond Portfolio. When the New York Stock Exchange closes on that Monday, we determine that the value of an accumulation unit for the J.P. Morgan Quality Bond Portfolio is $13.90. We then divide $5,000 by $13.90 and credit your contract on Monday night with 359.71 accumulation units for the J.P. Morgan Quality Bond Portfolio.

Account Value

Account value is equal to the sum of your interests in the investment portfolios and the fixed account.

Contract Exchanges

From time to time we may offer programs under which certain fixed or variable annuity contracts previously issued by us may be exchanged for the contracts offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for Federal income tax purposes; however you should consult your tax adviser.

3.  INVESTMENT OPTIONS

The contract offers __ investment portfolios which are listed below. Additional investment portfolios may be available in the future.

You should read the prospectuses for these funds carefully. Copies of these prospectuses will accompany or precede the delivery of your contract. You can obtain copies of the fund prospectuses by calling or writing to us at: MetLife Investors Insurance Company, Annuity Service Office, P.O. Box 10366, Des Moines, Iowa 50306-0366, (800) 343-8496. Certain portfolios contained in the fund prospectuses may not be available with your contract. (See Appendix A which contains a summary of investment objectives and strategies for each investment portfolio.)

The investment objectives and policies of certain of the investment portfolios are similar to the investment objectives and policies of other mutual funds that certain of the same investment advisers manage. Although the objectives and policies may be similar, the investment results of the investment portfolios may be higher or lower than the results of such other mutual funds. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the funds have the same investment advisers.

A fund's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on a fund with a small asset base. A fund may not experience similar performance as its assets grow.

Shares of the investment portfolios may be offered in connection with certain variable annuity contracts and variable life insurance policies of various life insurance companies which may or may not be affiliated with us. Certain investment portfolios may also be sold directly to qualified plans. The funds believe that offering their shares in this manner will not be disadvantageous to you.

MetLife  Investors  may  enter  into  certain  arrangements  under  which  it is
reimbursed  by  the  investment   portfolios'   advisers,   distributors  and/or
affiliates for the administrative services which it provides to the portfolios.

AIM VARIABLE INSURANCE FUNDS

AIM Variable Insurance Funds is a mutual fund with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

         o   AIM V.I. Capital Appreciation Fund
         o   AIM V.I. International Equity Fund
         o   AIM V.I. Value Fund


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC.

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:

        o   Premier Growth Portfolio (Class B)
        o   AllianceBernstein Real Estate Investment Portfolio (Class B)
        o   AllianceBernstein Value Portfolio (Class B)
        o   AllianceBernstein Small Cap Value Portfolio (Class B)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

American Century Variable Portfolios, Inc. is a mutual fund with multiple portfolios. American Century Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:

         o   VP Income & Growth Fund
         o   VP International Fund
         o   VP Value Fund



DREYFUS STOCK INDEX FUND (Service Shares)

The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.

DREYFUS VARIABLE INVESTMENT FUND (Service Shares)

Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. Fayez Sarofim & Co. serves as sub-investment adviser for the Appreciation Portfolio, and provides day-to-day management. The following portfolios are available under the contract:

         o   Dreyfus VIF - Appreciation Portfolio
         o   Dreyfus VIF - Disciplined Stock Portfolio


FIDELITY VARIABLE INSURANCE PRODUCTS FUND (Service Class 2 Shares)

Fidelity Variable Insurance Products Fund is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. Beginning January 1, 2001, FMR Co., Inc. became the sub-adviser for the fund. The following Service Class 2 portfolios are available under the contract:

         o   High Income Portfolio
         o   Growth Portfolio
         o   Equity-Income Portfolio

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (Class 2 Shares)

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Most portfolios have two classes of shares: Class 1 and Class 2. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Fund, Franklin Large Cap Growth Securities Fund and the Templeton Global Income Securities Fund; Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund; Templeton
Investment Counsel, LLC is the investment adviser for the Templeton International Securities Fund; Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund; and Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund. The following portfolios are available under the contract:

         o Franklin Small Cap Fund
         o Franklin Large Cap Growth Securities Fund
         o Templeton Developing Markets Securities Fund
         o Templeton Global Income Securities Fund
         o Templeton International Securities Fund
         o Templeton Growth Securities Fund
         o Mutual Shares Securities Fund



GOLDMAN SACHS VARIABLE INSURANCE TRUST (VIT)

Goldman Sachs Variable Insurance Trust is a mutual fund with multiple portfolios. Goldman Sachs Asset Management (GSAM) is the investment adviser for the Goldman Sachs VIT Growth and Income Fund and the Goldman Sachs VIT Internet Tollkeeper Fund(SM) and Goldman Sachs Asset Management International (GSAMI) is the investment adviser for the Goldman Sachs VIT International Equity Fund and the Goldman Sachs VIT Global Income Fund. The following portfolios are available under the contract:

         o Goldman Sachs VIT Growth and Income Fund
         o Goldman Sachs VIT Internet Tollkeeper Fund(SM)
         o Goldman Sachs VIT Global Income Fund
         o Goldman Sachs VIT International Equity Fund

Goldman Sachs VIT Internet Tollkeeper Fund is a service mark of Goldman, Sachs & Co.


INVESCO VARIABLE INVESTMENT FUNDS, INC.

INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolios are available under the contract:

         o   INVESCO VIF - Dynamics Fund
         o   INVESCO VIF - High Yield Fund



LIBERTY VARIABLE INVESTMENT TRUST

Liberty Variable Investment Trust is a business trust organized under the laws of Massachusetts and is registered with the Securities and Exchange Commission as an open-end management investment company with multiple portfolios. Liberty Advisory Services Corp. (LASC) is the investment manager to the funds in the Trust. LASC has engaged Newport Fund Management, Inc. as sub-adviser to provide investment advice for the Newport Tiger Fund, Variable Series. The following portfolio is available under the contract:

         o   Newport Tiger Fund, Variable Series (Class A)

MET INVESTORS SERIES TRUST (Class B)

Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory Corp (Met Investors Advisory), an affiliate of MetLife Investors, is the investment manager of Met Investors Series Trust. Met Investors Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. The following Class B portfolios are available under the contract:

         o   Janus Aggressive Growth Portfolio
         o   J.P. Morgan Enhanced Index Portfolio
         o   J.P. Morgan International Equity Portfolio
         o   J.P. Morgan Quality Bond Portfolio
         o   J.P. Morgan Select Equity Portfolio
         o   J.P. Morgan Small Cap Stock Portfolio
         o   Lord Abbett Bond Debenture Portfolio
         o   Lord Abbett Developing Growth Portfolio
         o   Lord Abbett Growth and Income Portfolio
         o   Lord Abbett Growth Opportunities Portfolio
         o   Lord Abbett Mid-Cap Value Portfolio
         o   MFS Research International Portfolio
         o   MFS Mid Cap Growth Portfolio
         o   Oppenheimer Capital Appreciation Portfolio
         o   PIMCO Innovation Portfolio
         o   PIMCO Total Return Portfolio
         o   PIMCO Money Market Portfolio
         o   Met/Putnam Research Portfolio

MFS VARIABLE INSURANCE TRUST (Service Class)

MFS Variable Insurance Trust is a trust with multiple portfolios. Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:

         o MFS  Emerging  Growth  Series
         o MFS Global  Governments  Series
         o MFS Investors Trust Series
          (prior to May 1, 2001, MFS Growth With Income Series)
         o MFS High  Income  Series
         o MFS  Research Series
         o MFS New Discovery Series

NEW ENGLAND ZENITH FUND

New England Zenith Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser. MetLife Advisers has hired sub-advisers to make the day-to-day investment decisions. The following portfolios are available under the contract:

         o Davis Venture Value Series (Class E)
         o Harris Oakmark Mid-Cap Value Series (Class B)

PIMCO VARIABLE INSURANCE TRUST (Administrative Class)

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The Administrative Class of the following portfolios is available under the contract:

         o   PIMCO High Yield Bond Portfolio
         o   PIMCO Low Duration Bond Portfolio
         o   PIMCO StocksPLUS Growth and Income Portfolio
         o   PIMCO Total Return Bond Portfolio

PUTNAM VARIABLE TRUST

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, LLC is the investment adviser to each portfolio. The following portfolios are available under the contract:

         o Putnam VT Growth and Income Fund - Class IB Shares
         o Putnam VT International Growth Fund - Class IB Shares
         o Putnam VT International New Opportunities Fund - Class IB Shares
         o Putnam VT New Value Fund - Class IB Shares
         o Putnam VT Vista Fund - Class IB Shares

SCUDDER VARIABLE SERIES I (Class B) (formerly, Scudder Variable Life Investment
Fund)

Scudder Variable Series I is a mutual fund with multiple portfolios. Zurich Scudder Investments, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:

         o   International Portfolio

SCUDDER VARIABLE SERIES II (formerly, Kemper Variable Series)

Scudder Variable Series II is a mutual fund with multiple portfolios. Zurich Scudder Investments, Inc. is the investment adviser for the Scudder Government Securities Portfolio, the Scudder Small Cap Growth Portfolio and the Scudder Small Cap Value Portfolio. The following portfolios are available under the contract:

         o   Scudder Government Securities Portfolio
         o   Scudder Small Cap Growth Portfolio
         o   Scudder Small Cap Value Portfolio

Transfers

You can transfer money among the fixed account and the investment portfolios.

The contract provides that you can make 12 transfers every year without charge. We measure a year from the anniversary of the day we issued your contract. We currently allow unlimited transfers during the accumulation phase but reserve the right to limit this in the future. We are not currently charging a transfer fee but we reserve the right to charge such a fee in the future. If such a charge were to be imposed it would be $25 for each transfer over 12. You can make a transfer to or from the fixed account and to or from any investment portfolio, subject to the limitations below. All transfers made on the same business day will be treated as one transfer. The following apply to any transfer:

     o Your request for transfer must clearly state which investment portfolio(s) or the fixed account are involved in the transfer.

     o Your request for transfer must clearly state how much the transfer is for.

     o The minimum amount you can transfer is $500 from an investment portfolio, or your entire interest in the investment portfolio, if less (this does not apply to pre- scheduled transfer programs).

     o The minimum amount that may be transferred from the fixed account is $500, or your entire interest in the fixed account. Transfers out of the fixed account during the accumulation phase are limited to the greater of: (a) 25% of the fixed account value at the beginning of the contract year, or (b) the amount transferred out of the fixed account in the prior contract year.

     o During the accumulation phase, your right to make transfers is subject to limitations or modification by us if we determine, in our sole opinion, that the exercise of the right by one or more owners with interests in the investment portfolio is, or would be to the disadvantage of other owners. Restrictions may be applied in any manner reasonably designed to prevent any use of the transfer right that is considered by us to be to the disadvantage of other owners. We will notify you in advance of any restrictions on transfers by written notice. A limitation or modification could be applied to transfers to, or from, one or more of the investment portfolios and could include, but is not limited to:

     >    the requirement of a minimum time period between each transfer;

     > not accepting a transfer request from an agent acting under a power of attorney on behalf of more than one owner;

     > limiting the dollar amount that may be transferred between the investment portfolios by an owner at any one time;

     > requiring that a written transfer request be provided to us, signed by an owner.

     o During the accumulation phase, to the extent permitted by applicable law, during times of drastic economic or market conditions, we may suspend the transfer privilege temporarily without notice and treat transfer requests based on their separate components (a redemption order with simultaneous request for purchase of another investment portfolio). In such a case, the redemption order would be processed at the source investment portfolio's next determined accumulation unit value. However, the purchase of the new investment portfolio would be effective at the next determined accumulation unit value for the new investment portfolio only after we receive the proceeds from the source investment portfolio, or we otherwise receive cash on behalf of the source investment portfolio.

     o For transfers during the accumulation phase, we have reserved the right to restrict transfers to the fixed account if either of the following conditions exist:

     > the credited interest rate is equal to the guaranteed minimum (currently 3%); or

     > your account value in the fixed account equals or exceeds our published maximum for fixed account contract values (currently, there is no limit).

     o During the accumulation phase, no transfers to the fixed account are allowed for 180 days after the date of a transfer out of the fixed account.

     o During the income phase, you cannot make transfers from the fixed account to the investment portfolios. You can, however, make transfers during the income phase from the investment portfolios to the fixed account and among the investment portfolios.

Telephone Transfers. You and/or your registered representative on your behalf, can make transfers by telephone. Telephone transfers will be automatically permitted unless you tell us otherwise. If you own the contract with a joint owner, unless we are instructed otherwise, we will accept instructions from either you or the other owner. We will use reasonable procedures to confirm that instructions given us by telephone are genuine. We may tape record telephone instructions.

Pre-Scheduled Transfer Program. There are certain programs that involve transfers that we have pre-scheduled. When a transfer is made as a result of such a program, we do not count the transfer in determining the applicability of any transfer fee and certain minimums do not apply. The current pre-scheduled transfers are made in conjunction with the following: Dollar Cost Averaging, Three Month Market Entry, Automatic Rebalancing and Recognized Asset Allocation Programs.

Dollar Cost Averaging Programs

We offer two dollar cost averaging programs described below. By allocating amounts on a regular schedule as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You can elect only one dollar cost averaging program at a time. The dollar cost averaging programs are available only during the accumulation phase.

We reserve the right to modify, terminate or suspend any of the dollar cost averaging programs. There is no additional charge for participating in any of the dollar cost averaging programs. If you participate in any of the dollar cost averaging programs, the transfers made under the program are not taken into account in determining any transfer fee. We may, from time to time, offer other dollar cost averaging programs which have terms different from those described in this prospectus.

The two dollar cost averaging programs are:

1.       Standard Dollar Cost Averaging (DCA)

         This program is for new purchase payments only and allows you to systematically transfer a set amount each month from the fixed account or from any investment portfolio to any of the other investment portfolio(s). These transfers are made on a date you select or, if you do not select a date, on the date that purchase payments are allocated to the dollar cost averaging program. You can terminate the program at any time, at which point transfers under the program will stop.

2.       Enhanced Dollar Cost Averaging Program (EDCA)

         The Enhanced Dollar Cost Averaging (EDCA) Program allows you to systematically transfer amounts from the EDCA account to any investment portfolio(s). The transfer amount will be equal to the amount allocated to the EDCA account divided by the number of DCA months. For example, a $12,000 allocation to a 6-month DCA will consist of six $2,000 transfers, and a final transfer of the interest processed separately as a seventh transfer.

         You can make subsequent purchase payments while you have an active EDCA account in effect. Subsequent purchase payments may be allocated by you to your existing EDCA account. When this happens we create "buckets" within your EDCA account.


     o The EDCA transfer amount will be increased by the subsequent purchase payment divided by the number of EDCA months (6 or 12 months as you selected) and thereby accelerates the time period over which transfers are made.

     o Each allocation (bucket) resulting from a subsequent purchase payment will earn interest at the then current interest rate applied to new allocations to an EDCA account of the same monthly term.

     o Allocations (buckets) resulting from each purchase payment, along with the interest credited, will be transferred on a first-in-first out basis. Using the example above, a subsequent $6,000 allocation to a 6 month EDCA will increase the EDCA transfer amount from $2,000 to $3,000 ($2,000 to $6,000/6). This increase will have the effect of accelerating the rate at which the 1st payment bucket is exhausted.

         (See Appendix C for further examples of EDCA with multiple purchase payments.)

         The interest rate earned in an EDCA account will be the 3%, plus any additional interest which we may declare from time to time.

         The first transfer we make under the EDCA program is the date your purchase payment is allocated to your EDCA account. Subsequent transfers will be made each month thereafter on the same day. However, transfers will be made on the 1st day of the following month for purchase payments allocated on the 29th, 30th, or 31st day of a month. If such a day is not a business day, the transfer will take place on the next business day. Transfers will continue on a monthly basis until all amounts are transferred from your EDCA account. Your EDCA account will be terminated as of the last transfer.

         If you decide you no longer want to participate in the program, all money remaining in your Enhanced DCA account will be transferred to the Money Market Portfolio, unless you specify otherwise.

Three Month Market Entry Program

Alternatively, you can participate in the Three Month Market Entry Program which operates in the same manner as the Enhanced Dollar Cost Averaging Program, except it is of 3 months duration.

Automatic Rebalancing Program

Once your money has been allocated to the investment portfolios, the performance of each portfolio may cause your allocation to shift. You can direct us to automatically rebalance your contract to return to your original percentage allocations by selecting our Automatic Rebalancing Program. You can tell us whether to rebalance quarterly, semi-annually or annually. We will measure these periods from the anniversary of the date we issued your contract. If a Dollar Cost Averaging (either DCA or EDCA) program is in effect, rebalancing allocations will be based on your current EDCA or DCA allocations. If you are not participating in a Dollar Cost Averaging program, we will make allocations based upon your current purchase payment allocations, unless you tell us otherwise.

The Automatic Rebalancing Program is available only during the accumulation phase. There is no additional charge for participating in the Automatic Rebalancing Program. If you participate in the Automatic Rebalancing Program, the transfers made under the program are not taken into account in determining any transfer fee.

Example:
         Assume that you want your initial purchase payment split between 2 investment portfolios. You want 40% to be in the J.P. Morgan Quality Bond Portfolio and 60% to be in the J.P. Morgan Select Equity Portfolio. Over the next 2 1/2 months the bond market does very well while the stock market performs poorly. At the end of the first quarter, the J.P. Morgan Quality Bond Portfolio now represents 50% of your holdings because of its increase in value. If you have chosen to have your holdings rebalanced quarterly, on the first day of the next quarter, we will sell some of your units in the J.P. Morgan Quality Bond Portfolio to bring its value back to 40% and use the money to buy more units in the J.P. Morgan Select Equity Portfolio to increase those holdings to 60%.

Recognized Asset Allocation Programs

We recognize the value to certain owners of having available, on a continuous basis, advice for the allocation of your money among the investment options available under the contract. Certain providers of these types of services have agreed to provide such services to owners in accordance with our administrative rules regarding such programs.

We have made no independent investigation of these programs. We have only established that these programs are compatible with our administrative systems and rules. Recognized asset allocation programs are only available during the accumulation phase. Currently, we do not charge for participating in a recognized asset allocation program.

Even though we permit the use of recognized asset allocation programs, the contract was not designed for professional market timing organizations. Repeated patterns of frequent transfers are disruptive to the operations of the investment portfolios, and when we become aware of such disruptive practices, we may impose restrictions on transfers pursuant to the terms of the contract.

If you participate in a Recognized Asset Allocation Program, the transfers made under the program are not taken into account in determining any transfer fee.

Voting Rights

We are the legal owner of the investment portfolio shares. However, we believe that when an investment portfolio solicits proxies in conjunction with a vote of shareholders, we are required to obtain from you and other affected owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares that we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right.

Substitution

We may apply to the Securities and Exchange Commission for permission to substitute one or more of the investment portfolios you have selected with another portfolio. We would not do this without the prior approval of the Securities and Exchange Commission. We will give you notice of our intent to do this and confirmation of unit activity after it occurs.

4.   EXPENSES

There are charges and other expenses associated with the contract that reduce the return on your investment in the contract. These charges and expenses are:

Product Charges

Separate Account Product Charges

Each day, we make a deduction for our separate account product charges (which consist of the mortality and expense charge, the administration charge and the charges related to any death benefit riders). We do this as part of our calculation of the value of the accumulation units and the annuity units.

Mortality and Expense Charge. We assess a daily mortality and expense charge which is equal, on an annual basis, to 1.15% of the average daily net asset value of each investment portfolio, after fund expenses have been deducted. This charge is for all the insurance benefits e.g., guarantee of annuity rates, certain death benefits, for certain expenses of the contract, and for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the contract. If the charges under the contract are not sufficient, then we will bear the loss. We do, however, expect to profit from this charge. The mortality and expense charge cannot be increased. We may use any profits we make from this charge to pay for the costs of distributing the contract.

Administration Charge. This charge is equal, on an annual basis, to .25% of the daily value of the contract invested in an investment portfolio, after fund expenses have been deducted. This charge, together with the account fee (see below), is for the expenses associated with the administration of the contract. Some of these expenses are: preparation of the contract, confirmations, annual reports and statements, maintenance of contract records, personnel costs, legal and accounting fees, filing fees, and computer and systems costs.

Death Benefit Rider Charges. If you select one of the following death benefit riders, we assess a daily charge during the accumulation phase equal, on an annual basis, to the percentages below of the average daily net asset value of each investment portfolio:

         Compounded-Plus Death Benefit                                    .15%
         Additional Death Benefit - Earnings Preservation Benefit         .25%


Account Fee

During the accumulation phase, every contract year on your contract anniversary which is the date when your contract was issued, we will deduct $30 from your contract as an account fee if your account value is less than $50,000. If you make a complete withdrawal from your contract, the full account fee will be deducted from the account value regardless of the account value. During the accumulation phase, the account fee is deducted pro-rata from the investment portfolios. This charge is for administrative expenses (see above). This charge cannot be increased.

A pro rata portion of the charge will be deducted from the account value if the annuity date is other than a contract anniversary. If your account value on the annuity date is at least $50,000, then we will not deduct the account fee. After the annuity date, the charge will be collected monthly out of the annuity payment, regardless of the size of your contract.


GMIB - Living Benefit Rider Charge

We offer a Guaranteed Minimum Income Benefit - Living Benefit rider which you can select when you purchase the contract. If you select the Living Benefit rider, we will assess a charge during the accumulation phase equal to .35% of the income base (see Annuity Payments (The Income Phase) - Guaranteed Minimum Income Benefit - Living Benefit Rider for a discussion of how the income base is determined) at the time the rider charge is assessed. The charge is first assessed at the first contract anniversary and then at each subsequent contract anniversary, up to and including the anniversary on or immediately before the date the rider is exercised. If you make a full withdrawal (surrender) or if you begin to receive annuity payments at the annuity date, a pro-rata portion of the rider charge will be assessed. The Living Benefit rider charge is deducted pro-rata from each investment portfolio and the fixed account in the ratio each account bears to your total account value.

Withdrawal Charge

During the accumulation phase, you can make withdrawals from your contract. Once a contract year after the first contract year, you can withdraw up to 10% of your total purchase payments, less the total free withdrawal amount previously withdrawn in the same contract year, and no withdrawal charge will be assessed (free withdrawal amount).

A withdrawal charge is assessed against purchase payments withdrawn in excess of the free withdrawal amount. After we have had a purchase payment for 7 years, there is no charge when you withdraw that purchase payment. We do not assess a withdrawal charge on earnings withdrawn from the contract. Earnings are defined as the value in your contract minus remaining purchase payments. The withdrawal charge is calculated at the time of each withdrawal. We keep track of each purchase payment from the date of its receipt. Amounts will be withdrawn from your contract in the following order:

     o Earnings in the contract (earnings are equal to your account value, less purchase payments not withdrawn); and then

     o    The free withdrawal amount described above, if any; then

     o Purchase payments not previously withdrawn, in the order such purchase payments were made: the oldest purchase payment first, the next purchase payment second, etc. until all purchase payments have been withdrawn.

Withdrawal charges are determined in accordance with the following:

                                                             % Charge
Number of Complete Years                                    (of Purchase
from Receipt of Purchase Payment                             Payment)
--------------------------------                              --------
0                                                             7
1                                                             6
2                                                             6
3                                                             5
4                                                             4
5                                                             3
6                                                             2
7 and thereafter                                              0

When the withdrawal is for only part of the value of your contract, the withdrawal charge is deducted from the remaining account value, if sufficient, or from the amount withdrawn.

If the account value is smaller than the total of all purchase payments, the withdrawal charge only applies up to the account value.

We do not assess the withdrawal charge on any payments paid out as annuity payments or as death benefits. In addition, we will not assess the withdrawal charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract.

NOTE: For tax purposes, earnings are considered to come out first.

Reduction or Elimination of the Withdrawal Charge

General

We may reduce or eliminate the amount of the withdrawal charge when the contract is sold under circumstances which reduce our sales expense. Some examples are: if there is a large group of individuals that will be purchasing the contract or a prospective purchaser already had a relationship with us. We may not deduct a withdrawal charge under a contract issued to an officer, director, employee, or a family member of our officer, director, or employee of ours or any of our affiliates and we may not deduct a withdrawal charge under a contract issued to an officer, director or employee or family member of an officer, director or employee of a broker-dealer which is participating in the offering of the contract.

Nursing Home or Hospital Confinement Waiver

We will not impose a withdrawal charge if, after you have owned the contract for one year, you, or your joint owner, becomes confined to a nursing home and/or hospital for at least 90 consecutive days or confined for a total of at least 90 days if there is no more than a 6 month break in confinement and the confinements are for related causes under a doctor's care. The confinement must begin after the first contract anniversary and you must have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional payments once this waiver is used. This is called the Nursing Home or Hospital Confinement Waiver.

Terminal Illness Waiver

After the first contract anniversary, we will waive the withdrawal charge if you, or your joint owner, are terminally ill and not expected to live more than 12 months; you were not diagnosed with the terminal illness on the date we issued your contract; and you have been the owner continuously since the contract was issued (or have become the owner as the spousal beneficiary who continues the contract). This waiver terminates on the annuity date. We will not accept additional purchase payments once this waiver is used. This is called the Terminal Illness Waiver.

The Nursing Home or Hospital Confinement Waiver and/or Terminal Illness Waiver may not be available in your state (check with your registered representative regarding availability).

Premium Taxes

Some states and other governmental entities (e.g., municipalities) charge premium taxes or similar taxes. We are responsible for the payment of these taxes and will make a deduction from the value of the contract for them. Some of these taxes are due when the contract is issued, others are due when annuity payments begin. It is our current practice to not charge anyone for these taxes until annuity payments begin. We may some time in the future discontinue this practice and assess the charge when the tax is due. Premium taxes generally range from 0% to 4%, depending on the state.

Transfer Fee

We currently allow unlimited transfers without charge during the accumulation phase. However, we have reserved the right to limit the number of transfers to 12 free transfers per year and to charge a transfer fee of $25 for transfers greater than 12 in any year. We are currently waiving the transfer fee but reserve the right to charge it in the future. The transfer fee is deducted from the investment portfolio or fixed account from which the transfer is made. However, if the entire interest in an account is being transferred, the transfer fee will be deducted from the amount which is transferred.

If the transfer is part of a pre-scheduled transfer program, it will not count in determining the transfer fee.

Income Taxes

We will deduct from the contract for any income taxes which we incur because of the contract. At the present time, we are not making any such deductions.

Investment Portfolio Expenses

There are deductions from and expenses paid out of the assets of the various investment portfolios, which are described in the fee table in this prospectus and the fund prospectuses. These deductions and expenses are not charges under the terms of the contract but are represented in the share values of the investment options.

5.   ANNUITY PAYMENTS (THE INCOME PHASE)

Annuity Date

Under the contract you can receive regular income payments (referred to as annuity payments). You can choose the month and year in which those payments begin. We call that date the annuity date. Your annuity date must be the first day of a calendar month and must be at least 30 days after we issue the contract. Annuity payments must begin by the first day of the calendar month following the annuitant's 90th birthday or 10 years from the date we issue your contract, whichever is later (this requirement may be changed by us).

We ask you to choose your annuity date when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. Unless you choose an annuity date, it will be the later of the first day of the calendar month after the annuitant's 90th birthday or ten (10) years from the date your contract was issued.

Annuity Payments

You (unless another payee is named) will receive the annuity payments during the income phase. The annuitant is the natural person(s) whose life we look to in the determination of annuity payments.

During the income phase, you have the same investment choices you had just before the start of the income phase. At the annuity date, you can choose whether payments will come from the:

        o         fixed account,
        o         the available investment portfolio(s), or
        o         a combination of both.

If you don't tell us otherwise, your annuity payments will be based on the investment allocations that were in place on the annuity date.

If you choose to have any portion of your annuity payments come from the investment portfolio(s), the dollar amount of your payment will depend upon 3 things:

         1) the value of your contract in the investment portfolio(s) on the annuity date,

         2) the assumed investment rate (you select) used in the annuity table for the contract, and

         3) the  performance  of  the investment portfolios you selected.

At the time you purchase the contract,  you select the assumed investment return
(AIR), which must be acceptable to us. You can change the AIR with 30 days notice to us prior to the annuity date. If you do not select an AIR, we will use 3%. If the actual performance exceeds the AIR, your annuity payments will increase. Similarly, if the actual investment performance is less than the AIR, your annuity payments will decrease.

Annuity payments are made monthly (or at any frequency permitted under the contract) unless you have less than $5,000 to apply toward an annuity option. In that case, we may provide your annuity payment in a single lump sum instead of annuity payments. Likewise, if your annuity payments would be or become less than $100 a month, we have the right to change the frequency of payments so that your annuity payments are at least $100.

Annuity Options

You can choose among income plans. We call those annuity options. We ask you to choose an annuity option when you purchase the contract. You can change it at any time before the annuity date with 30 days notice to us. If you do not choose an annuity option at the time you purchase the contract, Option 2 which provides a life annuity with 10 years of guaranteed annuity payments will automatically be applied.

You can choose one of the following annuity options or any other annuity option acceptable to us. After annuity payments begin, you cannot change the annuity option.

Option 1. Life Annuity. Under this option, we will make annuity payments so long as the annuitant is alive. We stop making annuity payments after the annuitant's death.

Option 2. Life Annuity With 10 Years of Annuity Payments Guaranteed. Under this option, we will make annuity payments so long as the annuitant is alive. However, if, when the annuitant dies, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. If you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

Option 3. Joint and Last Survivor Annuity. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. We will stop making annuity payments after the last survivor's death.

Option 4. Joint and Last Survivor Annuity with 10 Years of Annuity Payments Guaranteed. Under this option, we will make annuity payments so long as the annuitant and a second person (joint annuitant) are both alive. When either annuitant dies, we will continue to make annuity payments, so long as the survivor continues to live. However, if, at the last death of the annuitant and the joint annuitant, we have made annuity payments for less than ten years, we will then continue to make annuity payments for the rest of the 10 year period. If you do not want to continue receiving annuity payments, you may elect to have the present value of the guaranteed variable annuity payments remaining (as of the date due proof of the annuitant's death is received at our annuity service office) commuted at the AIR selected. We will require return of your contract and proof of death before we pay the commuted values.

Guaranteed Minimum Income Benefit - Living Benefit

At the time you buy the contract, you can elect the guaranteed minimum income benefit (Living Benefit) rider. This benefit may not be available in your state.

The Living Benefit guarantees you a minimum (floor) of fixed income once you begin to receive annuity payments. This floor of fixed income results from annuitizing the Living Income Base (described below) at the Living Benefit annuity purchase rates. You always retain the right to receive annuity payments at any time under the terms of the base annuity contract at the current rates. Upon the exercise of the Living Benefit, your annuity payments will be the greater of:

     o the annuity payment determined by applying the amount of the Income Base to the Guaranteed Minimum Income Benefit annuity table as described in the guaranteed minimum income benefit (Living Benefit) rider; or

     o the annuity payment determined by applying the adjusted account values to the then current fixed annuity purchase rates found in your contract (for the same annuity option).

When you elect to receive annuity payments under the Living Benefit, you have your choice of two annuity options:

     o a life annuity with a ten year period certain (period certain shortens for ages 80 and above); or

     o    a joint survivor life annuity with a 10 year period certain.

You can only elect the Living Benefit when you purchase the contract and you are under age 75.

Example of Living Benefit:

                           For a male age 55 with an initial purchase payment of $100,000 and no subsequent purchase payments or partial withdrawals, the following minimum (floor) of fixed income is guaranteed under the Living Benefit for various ages at which annuity payments begin:

  Issue Age:               Age when payments begin       Minimum Monthly Annuity
                                                                 Payments

      55                              65                               $788
                                      70                             $1,187
                                      75                             $1,812

                           The example does not show the impact of the Highest Anniversary Value (see below) and it also does not reflect the impact of any applicable premium taxes.

Exercising the Living Benefit:

     o You may only elect an annuity date that is within 30 days after any contract anniversary beginning with the 10th contract anniversary.

     o You must elect an annuity date on or before the 30th day following the contract anniversary immediately after your 85th birthday.

Terminating the Living Benefit Rider:

The Living Benefit rider will terminate upon the earliest of:

     o The date you elect to receive annuity payments either under the Living Benefit rider or the contract;

     o The 30th day following the contract anniversary immediately after your 85th birthday;

     o    The date you make a complete withdrawal of your account value;

     o Death of the owner (unless the spouse is the beneficiary and elects to continue the contract), or death of the annuitant if a non-natural person owns the contract; or

     o Change of the owner, for any reason.

When the Living Benefit rider terminates, the corresponding Living Benefit rider charge terminates.

Income Base

The income base is the greater of (a) or (b) minus (c) below:

     (a) On the Issue Date, the Highest Anniversary Value is equal to your initial purchase payment. The Highest Anniversary Value is increased by additional purchase payments and will be reduced by the percentage reduction in account value caused by subsequent partial withdrawals.

          On each contract anniversary prior to your 81st birthday, the Highest Anniversary Value will be reset equal to the greater of the Highest Anniversary Value at that time or the account value. After your 81st birthday, the Highest Anniversary Value will be increased for subsequent purchase payments and reduced by the percentage reduction in account value caused by subsequent partial withdrawals.

     (b)  Annual Increase Amount:  On the issue date, the annual increase amount
          is equal to your initial purchase  payment.  Thereafter,  the   annual
          increase amount is equal to (i) less (ii), where:

         (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 6% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter;

         (ii) is withdrawal adjustments accumulated at the annual increase rate. Withdrawal adjustments in a contract year are determined according to (1) or (2) as defined below:

                           (1) The withdrawal adjustment for each partial withdrawal in a contract year is the value of the annual increase amount immediately prior to the withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal; or

                           (2) If total partial withdrawals in a contract year are 6% or less of the annual increase amount on the previous contract anniversary, the total withdrawal adjustments for that contract year will be set equal to the dollar amount of total partial withdrawals in that contract year. These withdrawal adjustments will replace the withdrawal adjustments defined in (1) above and will be treated as though the corresponding partial withdrawals occurred at the end of that contract year.

    (c) An amount equal to the withdrawal charge which would be assessed upon a complete withdrawal plus premium and other taxes.

It is possible that the income base can be greater than your account value. The income base is not available for withdrawals and is only used for purposes of calculating the Living Benefit payment and charges for the Living Benefit rider.

While the Living Benefit rider is in effect, the owner (or joint owners) and annuitant (or joint annuitants) must be the same. If a non-natural person owns the contract, then annuitant will deemed to be the owner in determining the income base and Living Benefit payment. If joint owners are named, the age of the oldest will be used to determine the income base.

The election of the Living Benefit may or may not satisfy the minimum distribution requirements. You should contact your own tax adviser about your circumstances.

6.   TAXES

NOTE: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances. We have included an additional discussion regarding taxes in the Statement of Additional Information.

Annuity Contracts in General

Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code of 1986 (Code) for annuities.

Simply stated, these rules provide that you will not be taxed on the earnings on the money held in your annuity contract until you take the money out. This is referred to as tax deferral. There are different rules as to how you will be taxed depending on how you take the money out and the type of contract--qualified or non-qualified (see the following sections).

You, as the owner, will not be taxed on increases in the value of your contract until a distribution occurs either as a withdrawal or as annuity payments. When you make a withdrawal you are taxed on the amount of the withdrawal that is earnings. For annuity payments, different rules apply. A portion of each annuity payment is treated as a partial return of your purchase payments and will not be taxed. The remaining portion of the annuity payment will be treated as ordinary income. How the annuity payment is divided between taxable and non-taxable portions depends upon the period over which the annuity payments are expected to be made. Annuity payments received after you have received all of your purchase payments are fully includable in income.

When a non-qualified contract is owned by a non-natural person (e.g., corporation or certain other entities other than a trust holding the contract as an agent for a natural person), the contract will generally not be treated as an annuity for tax purposes.

Qualified and Non-Qualified Contracts

If you purchase the contract as an individual and not under any pension plan, specially sponsored program or an individual retirement annuity, your contract is referred to as a non-qualified contract.

If you purchase the contract under a pension plan, specially sponsored program, or an individual retirement annuity, your contract is referred to as a qualified contract. Examples of qualified plans are: Individual Retirement Annuities
(IRAs), Tax-Sheltered Annuities (sometimes referred to as 403(b) contracts), and pension and profit-sharing plans, which include 401(k) plans and H.R. 10 plans.

A qualified contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. Loans will not be available under the contract. You should consult your tax adviser regarding these features and benefits prior to purchasing a qualified contract.


Withdrawals - Non-Qualified Contracts

If you make a withdrawal from your non-qualified contract, the Code treats such a withdrawal as first coming from earnings and then from your purchase payments. Such withdrawn earnings are included in income.

The Code also provides that any amount received under an annuity contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Certain withdrawals are not subject to the penalty. They include any amounts:

         (1) paid on or after the  taxpayer  reaches age 59 1/2;

         (2) paid after you die;

         (3) paid if the taxpayer becomes totally disabled (as that term is defined in the Code);

         (4) paid in a series of substantially equal payments made annually (or more frequently) for life or a period not exceeding life expectancy;

         (5) paid under an immediate annuity; or

         (6) which come from purchase payments made prior to August 14, 1982.

Withdrawals - Qualified Contracts

If you make a withdrawal from your qualified contract, a portion of the withdrawal is treated as taxable income. This portion depends on the ratio of pre-tax purchase payments to the after-tax purchase payments in your contract. If all of your purchase payments were made with pre-tax money then the full amount of any withdrawal is includable in taxable income. Special rules may apply to withdrawals from certain types of qualified contracts.

The Code also provides that any amount received under a qualified contract which is included in income may be subject to a penalty. The amount of the penalty is equal to 10% of the amount that is includable in income. Certain withdrawals are not subject to the penalty. They include any amounts:

         (1)   paid on or after you reach age 59 1/2;

         (2)   paid after you die;

         (3) paid if you become totally disabled (as that term is defined in the Code);

         (4) paid to you after leaving your employment in a series of substantially equal periodic payments made annually (or more frequently) under a lifetime annuity;

         (5) paid to you after you have attained age 55 and you have left your employment;

         (6) paid for certain allowable medical expenses (as defined in the Code);

         (7)  paid pursuant to a qualified  domestic relations order;

         (8)  paid on account of an IRS levy upon the  qualified  contract;

         (9)  paid  from an IRA for  medical insurance (as defined in the Code);

        (10)  paid from an IRA for qualified higher education  expenses;  or

        (11) paid from an IRA for up to $10,000 for qualified first-time homebuyer expenses (as defined in the Code).

The exceptions in (5) and (7) above do not apply to IRAs. The exception in (4) above applies to IRAs but without the requirement of leaving employment.

We have provided a more complete discussion in the Statement of Additional Information.

Withdrawals - Tax-Sheltered Annuities

The Code limits the withdrawal of amounts attributable to purchase payments made under a salary reduction agreement by owners from Tax-Sheltered Annuities. Withdrawals can only be made when an owner:

         (1) reaches age 59 1/2;
         (2) leaves his/her job;
         (3) dies;
         (4) becomes disabled (as that term is defined in the Code); or
         (5) in the case of hardship.

However, in the case of hardship, the owner can only withdraw an amount equal to the purchase payments and not any earnings.

Death Benefits

Any death benefits paid under the contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or annuity payments. Estate taxes may also apply.

Certain death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the Internal Revenue Service could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includable in taxable income and subject to the 10% penalty if the owner is under age 59 1/2.

If the death benefit riders are to be used with a qualified contract, such death benefits may be considered by the Internal Revenue Service as "incidental death benefits." The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the qualified contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

Diversification

The Code provides that the underlying investments for a variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the investment portfolios are being managed so as to comply with the requirements.

Neither the Code nor the Internal Revenue Service Regulations issued to date provide guidance as to the circumstances under which you, because of the degree of control you exercise over the underlying investments, and not us would be considered the owner of the shares of the investment portfolios. If you are considered the owner of the shares, it will result in the loss of the favorable tax treatment for the contract. It is unknown to what extent owners are permitted to select investment portfolios, to make transfers among the investment portfolios or the number and type of investment portfolios owners may select from without being considered the owner of the shares. If any guidance is provided which is considered a new position, then the guidance would generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the contract, could be treated as the owner of the shares of the investment portfolios.

Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

7.  ACCESS TO YOUR MONEY

You (or in the case of (3) below, your beneficiary) can have access to the money in your contract:

         (1) by making a withdrawal (either a partial or a complete withdrawal);
         (2) by electing to receive annuity payments; or
         (3) when a death benefit is paid to your beneficiary.

Under most circumstances, withdrawals can only be made during the accumulation phase.

When you make a complete withdrawal you will receive the withdrawal value of the contract. The withdrawal value of the contract is the account value of the contract at the end of the business day when we receive a written request for a withdrawal:

        o         less any applicable withdrawal charge,
        o         less any premium tax,
        o         less any account fee, and
        o         less any applicable pro-rata Living Benefit rider charge.

Unless you instruct us otherwise, any partial withdrawal will be made pro rata from all the investment portfolios and the fixed account you selected. Under most circumstances the amount of any partial withdrawal must be for at least $500, or your entire interest in the investment portfolio or fixed account. We require that after a partial withdrawal is made you keep at least $2,000 in the contract. If the withdrawal would result in the account value being less than $2,000 after a partial withdrawal, we will treat the withdrawal request as a request for a full withdrawal.

We will pay the amount of any withdrawal from the Separate  Account within seven
(7) days of when we receive the request in good order unless the suspension of payments or transfers provision is in effect.

There are limits to the amount you can withdraw from a qualified plan referred to as a 403(b) plan. For a more complete explanation see "Taxes" and the discussion in the Statement of Additional Information.

Income taxes, tax penalties and certain restrictions may apply to any withdrawal you make.

Systematic Withdrawal Program

You may elect the Systematic Withdrawal Program at any time. We do not assess a charge for this program. This program provides an automatic payment to you of up to 10% of your total purchase payments each year. You can receive payments monthly or quarterly. While the Systematic Withdrawal Program is in effect you can make additional withdrawals. However, such withdrawals plus the systematic withdrawals will be considered when determining the applicability of any withdrawal charge. (For a discussion of withdrawal charge see "Expenses" above.) Income taxes, tax penalties and certain restrictions may apply to Systematic Withdrawals.

Suspension of Payments or Transfers

We may be required to suspend or postpone payments for withdrawals or transfers for any period when:

     (1) the New York Stock Exchange is closed (other than customary weekend and holiday closings);

     (2)  trading on the New York Stock Exchange is restricted;

     (3) an emergency exists as a result of which disposal of shares of the investment portfolios is not reasonably practicable or we cannot reasonably value the shares of the investment portfolios;

     (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of owners.

We have reserved the right to defer payment for a withdrawal or transfer from the fixed account for the period permitted by law but not for more than six months.

8.  PERFORMANCE

We periodically advertise performance of the various investment portfolios. We will calculate performance by determining the percentage change in the value of an accumulation unit by dividing the increase (decrease) for that unit by the value of the accumulation unit at the beginning of the period. This performance number reflects the deduction of the separate account product charges (including death benefit rider charges) and the investment portfolio expenses. It does not reflect the deduction of any applicable account fee, withdrawal charge and Living Benefit rider charge. The deduction of these charges would reduce the percentage increase or make greater any percentage decrease. Any advertisement will also include total return figures which reflect the deduction of the separate account product charges (including death benefit rider charges), account fee, withdrawal charges, Living Benefit rider charge and the investment portfolio expenses.

For periods starting prior to the date the contracts were first offered, the performance will be based on the historical performance of the corresponding investment portfolios for the periods commencing from the date on which the particular investment portfolio was made available through the Separate Account.

In addition, for certain investment portfolios performance may be shown for the period commencing from the inception date of the investment portfolio. These figures should not be interpreted to reflect actual historical performance of the Separate Account.

We may, from time to time, include in our advertising and sales materials, tax deferred compounding charts and other hypothetical illustrations, which may include comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets.

We may advertise the Guaranteed Minimum Income Benefit - Living Benefit using illustrations showing how the benefit works with historical performance of specific investment portfolios or with a hypothetical rate of return (which rate will not exceed 12%) or a combination of historical and hypothetical returns. These illustrations will reflect the deduction of all applicable charges including the portfolio expenses of the underlying investment portfolios.

Appendix B and the statement of additional information contain performance information. Future performance will vary and results shown are not necessarily representative of future results.

9.  DEATH BENEFIT

Upon Your Death

If you die during the accumulation phase, we will pay a death benefit to your beneficiary(ies). If you have a joint owner, the death benefit will be paid when the first owner dies. Upon the death of either owner, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary, unless instructed otherwise.

The death benefit is determined as of the end of the business day on which we receive both due proof of death and an election for the payment method. The
Annual Step-Up is the death benefit for your contract (which is the least expensive option). At the time you purchase the contract, you can select the Compounded-Plus death benefit rider. You can also select the Additional Death Benefit - Earnings Preservation Benefit. If you do not select the Compounded-Plus death benefit, the Annual Step-Up death benefit will be your death benefit. If you are 80 years old or older at the time you purchase the contract, the Annual Step-Up death benefit is the death benefit for your contract and you cannot select any other death benefit riders.

If you select one of these death benefits, we will issue a rider to your contract. The death benefits are described below. Check your contract and rider for the specific provisions applicable. One or more riders may not be available in your state (check with your registered representative regarding availability).

If a non-natural person owns the contract, then annuitant will be deemed to be the owner in determining the death benefit. If there are joint owners, the age of the oldest owner will be used to determine the death benefit amount.

Annual Step-Up Death Benefit

The death benefit will be the greatest of:

     (1)  the account value; or

     (2) total purchase payments, reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal; or

     (3)  the highest anniversary value, as defined below.

         On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1), (2) or (3); however, for purposes of calculating (2) and (3) above:

         o Subsection (2) is changed to provide: "The account value as of the effective date of the change of owner, increased by purchase payments received after the date of change of owner, and reduced proportionately by the percentage reduction in account value attributable to each partial withdrawal made after such date"; and
         o for subsection (3), the highest anniversary value will be recalculated to equal your account value as of the effective date of the change of owner.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit is equal to the greatest of (1), (2) or (3).

Compounded-Plus Death Benefit

If you select the Compounded-Plus death benefit rider, the death benefit will be the greater of:

         (1)      the account value; or
         (2)      the enhanced death benefit.

         The enhanced death benefit is the greater of (a) or (b) below:

     (a) Highest Anniversary Value: On the date we issue your contract, the highest anniversary value is equal to your initial purchase payment. Thereafter, the highest anniversary value (as recalculated) will be increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal. On each contract anniversary prior to your 81st birthday, the highest anniversary value will be recalculated and set equal to the greater of the highest anniversary value before the recalculation or the account value on the date of the recalculation.

     (b) Annual Increase Amount: On the date we issue your contract, the annual increase amount is equal to your initial purchase payment. Thereafter, the annual increase amount is equal to (i) less (ii), where:

     (i) is purchase payments accumulated at the annual increase rate. The annual increase rate is 5% per year through the contract anniversary immediately prior to your 81st birthday, and 0% per year thereafter; and

     (ii) is withdrawal adjustments accumulated at the annual increase rate. A withdrawal adjustment is equal to the value of the annual increase amount immediately prior to a withdrawal multiplied by the percentage reduction in account value attributable to that partial withdrawal.

If the owner is a natural person and the owner is changed to someone other than a spouse, the death benefit is equal to the greatest of (1) or (2); however, for purposes of calculating the enhanced death benefit under (2) above:

     (a) for the highest anniversary value, the highest anniversary value will be recalculated to equal your account value as of the effective date of the owner change; and

     (b) for the annual increase amount, the current annual increase amount will be reset to equal your account value as of the effective date of the owner change. For purposes of the calculation of the annual increase amount thereafter, the account value on the effective date of the owner change will be treated as the initial purchase payment and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the death benefit amount is equal to the greater of (1) or (2).


Additional Death Benefit - Earnings Preservation Benefit

The Additional Death Benefit - Earnings Preservation Benefit pays an additional death benefit that is intended to help pay part of the income taxes due at the time of death of the owner or joint owner. The benefit is only available up to age 80 (on the contract issue date). In certain situations, this benefit may not be available for qualified plans (check with your registered representative for details).

Before the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the the table below) times the result of (a) - (b), where:

     (a)  is the death benefit under your contract; and

     (b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

On or after the contract anniversary immediately prior to your 81st birthday, the additional death benefit is equal to the "benefit percentage" (determined in accordance with the table below) times the result of (a) - (b), where:

         (a) is the death benefit on the contract anniversary immediately prior to your 81st birthday, increased by subsequent purchase payments and reduced proportionately by the percentage reduction in account value attributable to each subsequent partial withdrawal; and

         (b) is total purchase payments not withdrawn. For purposes of calculating this value, partial withdrawals are first applied against earnings in the contract, and then against purchase payments not withdrawn.

                                     Benefit Percentage

                              Issue Age                    Percentage

                           Ages 69 or younger                 40%
                           Ages 70-79                         25%
                           Ages 80 and above                   0%

If the owner is a natural person and the owner is changed to someone other than a spouse, the additional death benefit is as defined above; however, for the purposes of calculating subsection (b) above "total purchase payments not withdrawn" will be reset to equal the account value as of the effective date of the owner change, and purchase payments received and partial withdrawals taken prior to the change of owner will not be taken into account.

In the event that a beneficiary who is the spouse of the owner elects to continue the contract in his or her name after the owner dies, the additional death benefit will be determined and payable upon receipt of due proof of death of the first spousal beneficiary. Alternatively, the spousal beneficiary may elect to have the additional death benefit determined and added to the account value upon the election, in which case the additional death benefit rider will terminate (and the corresponding death benefit rider charge will also terminate).

General Death Benefit Provisions

The death benefit  amount  remains in the Separate  Account  until  distribution begins. From the time the death benefit is determined until complete distribution is made, any amount in the Separate Account will continue to be subject to the investment risk. This risk is borne by the beneficiary.

A beneficiary must elect the death benefit to be paid under one of the payment options (unless the owner has previously made the election). The entire death benefit must be paid within 5 years of the date of death unless the beneficiary elects to have the death benefit payable under an annuity option. The death benefit payable under an annuity option must be paid over the beneficiary's lifetime or for a period not extending beyond the beneficiary's life expectancy. Payment must begin within one year of the date of death. If the beneficiary is the spouse of the owner, he/she can continue the contract in his/her own name. If continued, the account value will be adjusted to equal the death benefit. (See the provisions above for the specifics on spousal continuation of a contract.)

If a lump sum payment is elected and all the necessary requirements are met, the payment will be made within 7 days. Payment to the beneficiary under an annuity option may only be elected during the 60 day period beginning with the date MetLife Investors receives proof of death. If MetLife Investors does not receive an election during such time, it will make a single sum payment to the beneficiary at the end of the 60 day period.

If the owner or a joint owner, who is not the annuitant, dies during the income phase, any remaining payments under the annuity option elected will continue at least as rapidly as under the method of distribution in effect at the time of the owner's death. Upon the death of the owner or a joint owner during the income phase, the beneficiary becomes the owner.

Death of Annuitant

If the annuitant, not an owner or joint owner, dies during the accumulation phase, you automatically become the annuitant. You can select a new annuitant if you do not want to be the annuitant. However, if the owner is a non-natural person (for example, a corporation), then the death of the primary annuitant will be treated as the death of the owner, and a new annuitant may not be named.

Upon the death of the annuitant after annuity payments begin, the death benefit, if any, will be as provided for in the annuity option selected. Death benefits will be paid at least as rapidly as under the method of distribution in effect at the annuitant's death.

10. OTHER INFORMATION

MetLife Investors

MetLife Investors Insurance Company (MetLife Investors) was incorporated on August 17, 1981 as Assurance Life Company, a Missouri corporation, and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995, a wholly-owned subsidiary of General American Life Insurance Company (General American Life) purchased MetLife Investors which on that date changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of General American Life. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to MetLife Investors Insurance Company on February 12, 2001. In certain states the new name may not yet be approved. In those states, we will continue to use Cova Financial Services Life Insurance Company until our new name is approved.

We are licensed to do business in the District of Columbia and all states except California, Maine, New Hampshire, New York and Vermont.

The Separate Account

We have established a separate account, MetLife Investors Variable Annuity Account One (Separate Account), to hold the assets that underlie the contracts. Our Board of Directors adopted a resolution to establish the Separate Account under Missouri insurance law on February 24, 1987. We have registered the Separate Account with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The Separate Account is divided into sub-accounts.

The assets of the Separate Account are held in our name on behalf of the Separate Account and legally belong to us. However, those assets that underlie the contracts, are not chargeable with liabilities arising out of any other business we may conduct. All the income, gains and losses (realized or unrealized) resulting from these assets are credited to or charged against the contracts and not against any other contracts we may issue.

We reserve the right to transfer assets of the Separate Account to another account, and to modify the structure or operation of the Separate Account, subject to necessary regulatory approvals. If we do so, we guarantee that the modification will not affect your account value.

Distributor

MetLife Investors Distribution Company, 610 Newport Center Drive, Suite 1400, Newport Beach, California 92660, acts as the distributor of the contracts. MetLife Investors Distribution Company is our affiliate.

Commissions will be paid to broker-dealers who sell the contracts. Broker-dealers will be paid commissions up to 6.5% of purchase payments. Under certain circumstances, we may pay a lower amount on purchase payments with annual trail commissions up to .40% of account value (less purchase payments received within the previous 12 months). Sometimes, we may enter into an agreement with the broker-dealer to pay the broker-dealer persistency bonuses in addition to the standard commissions.


Ownership

Owner

You, as the owner of the contract, have all the interest and rights under the contract. The owner is as designated at the time the contract is issued, unless changed.

Joint Owner

The contract can be owned by joint owners, limited to two natural persons. Upon the death of either owner, the surviving owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary unless otherwise indicated.

Beneficiary

The beneficiary is the person(s) or entity you name to receive any death benefit. The beneficiary is named at the time the contract is issued unless changed at a later date. Unless an irrevocable beneficiary has been named, you can change the beneficiary at any time before you die. If joint owners are named, unless you tell us otherwise, the surviving joint owner will be the primary beneficiary. Any other beneficiary designation will be treated as a contingent beneficiary (unless you tell us otherwise).

Annuitant

The annuitant is the natural person(s) on whose life we base annuity payments. You can change the annuitant at any time prior to the annuity date, unless an owner is not a natural person. Any reference to annuitant includes any joint annuitant under an annuity option. The annuitant and the owner do not have to be the same person except as required under certain sections of the Internal Revenue Code.

Assignment

You can assign the contract at any time during your lifetime. We will not be bound by the assignment until the written notice of the assignment is recorded by us. We will not be liable for any payment or other action we take in accordance with the contract before we record the assignment. An assignment may be a taxable event.

If the contract is issued pursuant to a qualified plan, there may be limitations on your ability to assign the contract.

Financial Statements

Our consolidated financial statements of MetLife Investors and the financial statements of the Separate Account have been included in the Statement of Additional Information.

Table of Contents of the Statement of Additional Information

   Company
   Experts
   Custodian
   Legal Opinions
   Distribution
   Calculation of Performance Information
   Federal Tax Status
   Annuity Provisions
   Financial Statements

                                   APPENDIX A


PARTICIPATING INVESTMENT PORTFOLIOS

Below are the investment objectives of each investment portfolio available under the contract. The fund prospectuses contain more complete information, including a description of the investment objectives, policies, restrictions and risks. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.


AIM VARIABLE INSURANCE FUNDS:

AIM Variable Insurance Funds is a mutual fund with multiple portfolios.

A I M Advisors, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


AIM V.I. Capital Appreciation Fund

Investment Objective: The Fund's investment objective is growth of capital.


AIM V.I. International Equity Fund

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital.


AIM V.I. Value Fund

Investment Objective: The Fund's investment objective is to achieve long-term growth of capital.


ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. (CLASS B):

Alliance Variable Products Series Fund, Inc. is a mutual fund with multiple portfolios. Alliance Capital Management L.P. is the investment adviser to each portfolio. The following portfolios are available under the contract:


Premier Growth Portfolio

Investment Objective: The Portfolio's investment objective is growth of capital by pursuing aggressive investment policies. The Portfolio invests primarily in equity securities of U.S. companies. Normally, the Portfolio invests in about 40-60 companies, with the 25 most highly regarded of these companies usually constituting approximately 70% of the Portfolio's net assets.


AllianceBernstein Real Estate Investment Portfolio

Investment Objective: The Portfolio's investment objective is total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.


AllianceBernstein Value Portfolio

Investment Objective: The Portfolio's investment objective is growth of capital by investing primarily in a diversified portfolio of equity securities of companies with relatively large market capitalizations that Alliance believes are undervalued.


AllianceBernstein Small Cap Value Portfolio

Investment Objective: The Portfolio's investment objective is growth of capital by investing primarily in a diversified portfolio of equity securities of companies with small market capitalizations.


AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.:

American Century Variable Portfolios, Inc. is a mutual fund with multiple portfolios. American Century Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


VP Income & Growth Fund

Investment Objective: The Fund seeks dividend growth, current income and capital appreciation by investing in common stocks.


VP International Fund

Investment   Objective:   The  Fund  seeks   capital   growth  by  investing  in
internationally diversified stocks.


VP Value Fund

Investment Objective: The Fund seeks long-term capital growth by investing primarily in common stocks. Income is a secondary objective.


DREYFUS STOCK INDEX FUND (SERVICE SHARES):

The Dreyfus Corporation serves as the Fund's manager. Dreyfus has hired its affiliate, Mellon Equity Associates, to serve as the Fund's index fund manager and provide day-to-day management of the Fund's investments.

Investment Objective: The Fund seeks to match the total return of the Standard & Poor's 500 Composite Stock Price Index. To pursue this goal, the Fund generally invests in all 500 stocks in the S&P 500 in proportion to their weighting in the index.

DREYFUS VARIABLE INVESTMENT FUND (SERVICE SHARES):

The Dreyfus Variable Investment Fund is a mutual fund with multiple portfolios. The Dreyfus Corporation serves as the investment adviser. Fayez Sarofim & Co. serves as sub-investment adviser to the Appreciation Portfolio, and provides day-to-day management. The following portfolios are available under the contract:


Dreyfus VIF - Appreciation Portfolio

Investment Objective: The Portfolio seeks long-term capital growth consistent with the preservation of capital; current income is a secondary goal. To pursue these goals, the Portfolio invests in common stocks focusing on "blue chip" companies with total market values of more than $5 billion at the time of purchase. These established companies have demonstrated sustained patterns of profitability, strong balance sheets, an expanding global presence and the potential to achieve predictable, above-average earnings growth.


Dreyfus VIF - Disciplined Stock Portfolio

Investment Objective: The Portfolio seeks investment returns (consisting of capital appreciation and income) that are greater than the total return performance of stocks represented by the Standard & Poor's 500 Composite Stock Price Index (S&P 500). To pursue this goal, the Portfolio invests in a blended portfolio of growth and value stocks chosen through a disciplined investment process. Consistency of returns and stability of the Portfolio's share price compared to the S&P 500 are primary goals of the process.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND (SERVICE CLASS 2)

Fidelity Variable Insurance Products Fund is a mutual fund with multiple portfolios. Fidelity Management & Research Company is the investment manager. Beginning January 1, 2001, FMR Co., Inc. became the sub-adviser for the fund. The following Service Class 2 portfolios are available under the contract:

High Income Portfolio

Investment Objective: The High Income Portfolio seeks a high level of current income while also considering growth of capital.

Growth Portfolio

Investment   Objective:   The  Growth   Portfolio   seeks  to  achieve   capital
appreciation.

Equity-Income Portfolio

Investment Objective: The Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation.

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST, CLASS 2 SHARES

Franklin Templeton Variable Insurance Products Trust is a mutual fund with multiple portfolios. Most portfolios have two classes of shares: Class 1 and Class 2. The portfolios available in connection with your contract are Class 2 shares. Franklin Advisers, Inc. is the investment adviser for the Franklin Small Cap Fund, Franklin Large Cap Growth Securities Fund and the Templeton Global Income Securities Fund; Templeton Asset Management Ltd. is the investment adviser for the Templeton Developing Markets Securities Fund; Templeton
Investment Counsel, LLC is the investment adviser for the Templeton International Securities Fund; Templeton Global Advisors Limited is the investment adviser for the Templeton Growth Securities Fund; and Franklin Mutual Advisers, LLC is the investment adviser for the Mutual Shares Securities Fund. The following portfolios are available under the contract:

Franklin Small Cap Fund

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of U.S. small capitalization (small cap) growth companies.


Franklin Large Cap Growth Securities Fund

Investment Objective and Principal Investments: The Franklin Large Cap Growth Securities Fund seeks capital appreciation. Under normal market conditions, the fund will invest at least 65% of its total assets in equity securities of U.S. large-cap growth companies.


Templeton Developing Markets Securities Fund

Investment Objective: The Fund's investment goal is long-term capital appreciation. Under normal market conditions, the Fund will invest at least 65% of its total assets in emerging market equity securities. Emerging market equity securities generally include equity securities that trade in emerging markets or are issued by companies that derive significant revenue from goods, services or sales produced, or that have their principal activities or significant assets in emerging market countries.


Templeton Global Income Securities Fund

Investment Objective and Principal Investments: The Templeton Global Income Securities Fund seeks high current income, consistent with preservation of capital. Capital appreciation is a secondary consideration. Under normal market conditions, the fund will invest at least 65% of its total assets in the debt securities of governments and their political subdivisions and agencies, supranational organizations, and companies located anywhere in the world, including emerging markets.


Templeton International Securities Fund

Investment Objective and Principal Investments: The Fund's investment goal is long-term capital growth. Under normal market conditions, the Fund will invest at least 65% of its total assets in the equity securities of companies located outside the U.S., including those in emerging markets.

Templeton Growth Securities Fund

Investment Objective and Principal Investments: The Templeton Growth Securities Fund seeks long-term capital growth. Under normal market conditions, the fund will invest at least 65% of its total assets in the equity securities of companies located anywhere in the world, including those in the U.S. and emerging markets.


Mutual  Shares  Securities  Fund

Investment Objective and Principal Investments: The Fund's principal goal is capital appreciation. Its secondary goal is income. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities of companies that the manager believes are available at market prices less than their value based on certain recognized or objective criteria (intrinsic value).


GOLDMAN SACHS VARIABLE INSURANCE TRUST:

Goldman Sachs Variable Insurance Trust is a mutual fund with multiple portfolios. Goldman Sachs Asset Management, a unit of the Investment Management Division of Goldman, Sachs & Co., is the investment adviser for the Goldman Sachs VIT Growth and Income Fund and Goldman Sachs VIT Internet Tollkeeper Fund and Goldman Sachs Asset Management International is the investment adviser for the Goldman Sachs VIT International Equity Fund and the Goldman Sachs VIT Global Income Fund. The following portfolios are available under the contract:


Goldman Sachs VIT Growth and Income Fund

Investment Objective: The Fund seeks long-term growth of capital and growth of income. The Fund seeks this objective by investing in large capitalization U.S. stocks that are believed to have favorable prospects for capital appreciation and/or dividend paying ability.


Goldman Sachs VIT Internet Tollkeeper Fund (SM)

Investment Objective: The Fund seeks long-term growth of capital by investing, under normal circumstances, at least 90% of its total assets in equity securities and at least 65% of its total assets in equity securities of
"Internet Tollkeeper" companies, which are companies in the media, telecommunications, technology and Internet sectors which provide access, infrastructure, content and services to Internet companies and Internet users.


Goldman Sachs VIT Global Income Fund

Investment Objective: The Fund seeks a high total return, emphasizing current income, and, to a lesser extent, providing opportunities for capital appreciation. The Fund invests primarily in a portfolio of high quality fixed-income securities of U.S. and foreign issuers and enters into transactions in foreign currencies.


Goldman Sachs VIT International Equity Fund

Investment Objective: The Fund seeks long-term capital appreciation by investing under normal circumstances, substantially all, and at least 65% of its total assets in equity securities of companies organized outside the United States or whose securities are principally traded outside the United States. The Fund intends to invest in companies with public stock market capitalizations that are larger than $1 billion at the time of investment.


INVESCO VARIABLE INVESTMENT FUNDS, INC.:

INVESCO Variable Investment Funds, Inc. is a mutual fund with multiple portfolios. INVESCO Funds Group, Inc. is the investment adviser. The following portfolios are available under the contract:


INVESCO VIF - Dynamics Fund

Investment Objective: The Fund seeks to make your investment grow. It is actively managed. Because its strategy includes many short-term factors -
including current information about a company, investor interest, price movements of a company's securities and general market and monetary conditions - securities in its portfolio usually are bought and sold relatively frequently. The Fund invests in a variety of securities that the adviser believes present opportunities for capital growth - primarily common stock of mid-sized companies
- those with market caps between $2 billion and $15 billion at the time of purchase but also other types of securities including convertible securities and bonds.

INVESCO VIF - High Yield Fund

Investment Objective: The Fund seeks to provide a high level of current income through investments in debt securities. It also seeks to make an investment grow. The Fund invests primarily in bonds and other debt securities, as well as in preferred stocks. Often, but not always, when stock markets are up, debt markets are down, and vice versa. The Fund invests primarily in a diversified portfolio of high yield corporate bonds rated below investment grade, commonly known as "junk bonds," and preferred stock with medium to lower credit ratings. These investments generally offer higher rates of return, but are riskier than investments in securities of issuers with higher credit ratings. These debt securities are highly sensitive to changes in interest rates; in general, as interest rates rise, the value of these securities will decline. Because the debt securities held by the Fund tend to be lower rated, they are more susceptible to the impact of overall fluctuations in the economy than other, higher-rated debt securities. Although these securities carry with them higher risks, they generally provide higher yields - and therefore higher income - than higher-rated debt securities.


LIBERTY VARIABLE INVESTMENT TRUST:

Liberty Variable Investment Trust is a business trust organized under the laws of Massachusetts and is registered with the Securities and Exchange Commission as an open-end management investment company with multiple portfolios. Liberty Advisory Services Corp. (LASC) is the investment manager to the Funds in the Trust. LASC has engaged Newport Fund Management, Inc. as sub-adviser to provide investment advice for the Newport Tiger Fund, Variable Series. The following portfolio is available under the contract:


Newport Tiger Fund, Variable Series (Class A)

Investment Goal: The Fund seeks long-term capital appreciation. Under normal market conditions, the Fund invests primarily in stocks of companies located in the ten Tiger countries of Asia. The Tigers of Asia are Hong Kong, Singapore, South Korea, Taiwan, Malaysia, Thailand, India, Indonesia, The People's Republic of China and the Philippines. The Fund typically invests in stocks of quality growth companies.


MET INVESTORS SERIES TRUST (CLASS B):

Met Investors Series Trust is managed by Met Investors Advisory Corp. (Met Investors Advisory), which is an affiliate of MetLife Investors. Met Investors Series Trust is a mutual fund with multiple portfolios. Met Investors Advisory has engaged sub-advisers to provide investment advice for the individual investment portfolios. Effective February 12, 2001, the portfolios of Cova Series Trust were reorganized into corresponding portfolios of Met Investors Series Trust (except with respect to the Large Cap Research Portfolio which was merged into the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust). The following Class A portfolios are available under the contract:

Janus Aggressive Growth Portfolio

Investment Objective: The Janus Aggressive Growth Portfolio seeks long-term growth of capital.

J.P. Morgan Enhanced Index Portfolio

Investment Objective: The J.P. Morgan Enhanced Index Portfolio seeks to provide long-term growth of capital and income.

J.P. Morgan International Equity Portfolio

Investment Objective: The J.P. Morgan International Equity Portfolio seeks to provide a high total return from a portfolio of equity securities of foreign corporations.

J.P. Morgan Quality Bond Portfolio

Investment Objective: The J.P. Morgan Quality Bond Portfolio seeks to provide a high total return consistent with moderate risk of capital and maintenance of liquidity.

J.P. Morgan Select Equity Portfolio

Investment Objective: The J.P. Morgan Select Equity Portfolio seeks to provide long-term growth of capital and income.

J.P. Morgan Small Cap Stock Portfolio

Investment Objective: The J.P. Morgan Small Cap Stock Portfolio seeks to provide a high total return from a portfolio of equity securities of small companies.

Lord Abbett Bond Debenture Portfolio

Investment Objective: The Lord Abbett Bond Debenture Portfolio seeks to provide high current income and the opportunity for capital appreciation to produce a high total return.

Lord  Abbett  Developing  Growth  Portfolio

Investment Objective: The Lord Abbett Developing Growth Portfolio seeks long-term growth of capital through a diversified and actively-managed portfolio consisting of developing growth companies, many of which are traded over the counter.

Lord Abbett Growth and Income  Portfolio

Investment Objective: The Lord Abbett Growth and Income Portfolio seeks to achieve long-term growth of capital and income without excessive fluctuation in market value.

Lord Abbett  Growth  Opportunities  Portfolio

Investment Objective: The Lord Abbett Growth Opportunities Portfolio seeks capital appreciation.

Lord Abbett  Mid-Cap Value  Portfolio

Investment Objective: The Lord Abbett Mid-Cap Value Portfolio seeks capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the marketplace.

MFS Research International Portfolio

Investment Objective: The MFS Research International Portfolio seeks capital appreciation.

MFS Mid Cap Growth Portfolio

Investment Objective: The MFS Mid Cap Growth Portfolio seeks long-term growth of capital.

Oppenheimer Capital Appreciation Portfolio

Investment Objective: The Oppenheimer Capital Appreciation Portfolio seeks capital appreciation.

PIMCO Innovation Portfolio

Investment Objective: The PIMCO Innovation Portfolio seeks capital appreciation; no consideration is given to income.

PIMCO Total Return Portfolio

Investment Objective: The PIMCO Total Return Portfolio seeks maximum total return, consistent with the preservation of capital and prudent investment management.

PIMCO Money Market Portfolio

Investment Objective: The PIMCO Money Market Portfolio seeks maximum current income, consistent with preservation of capital and daily liquidity.

Met/Putnam Research Portfolio

Investment   Objective:   The  Met/Putnam   Research   Portfolio  seeks  capital
appreciation.

MFS VARIABLE INSURANCE TRUST (SERVICE CLASS):

MFS  Variable  Insurance  Trust  is a  mutual  fund  with  multiple  portfolios.
Massachusetts Financial Services Company is the investment adviser to each portfolio. The following portfolios are available under the contract:


MFS Emerging Growth Series

Investment Objective: The Series' investment objective is long term growth of capital. The Series invests, under normal market conditions, at least 65% of its total assets in common stocks and related securities of emerging growth companies.

MFS Global Governments Series

Investment Objective:  The Series' investment objective is to provide income and
capital  appreciation.   The  Series  invests  primarily  in  U.S.  and  foreign
government securities.


MFS Investors Trust Series (prior to May 1, 2001, MFS Growth With Income Series)

Investment Objective: The Series' investment objective is to seek mainly to provide long-term growth of capital and secondarily to provide reasonable current income.

MFS High Income Series

Investment Objective: The Series' investment objective is to provide high current income by investing primarily in a professionally managed diversified portfolio of fixed income securities, some of which may involve equity features. The Series invests, under normal market conditions, at least 80% of its total assets in high yield fixed income securities which generally are lower rated bonds commonly known as junk bonds. Junk bonds are subject to a substantially higher degree of risk than higher rated bonds.


MFS Research Series

Investment Objective: The Series' investment objective is long-term growth of capital and future income. The Series invests, under normal market conditions, at least 80% of its total assets in common stocks and related securities, such as preferred stocks, convertible securities and depositary receipts.

MFS New Discovery Series

Investment Objective: The Series' investment objective is capital appreciation. The Series invests, under normal market conditions, at least 65% of its total assets in equity securities of emerging growth companies.


NEW ENGLAND ZENITH FUND

New England Zenith Fund is a mutual fund with multiple portfolios. MetLife Advisers, LLC (MetLife Advisers), an affiliate of MetLife Investors, is the investment adviser. MetLife Advisers has hired sub-advisers to make the day-to-day investment decisions. The following portfolios are available under the contract:

Davis Venture Value Series (Class E)

Investment Objective: The investment objective of the Davis Venture Value Series is growth of capital.

Harris Oakmark Mid-Cap Value Series (Class B)

Investment Objective: The investment objective of the Harris Oakmark Mid-Cap Value Series is long-term capital appreciation.


PIMCO VARIABLE INSURANCE TRUST (ADMINISTRATIVE CLASS):

PIMCO Variable Insurance Trust is a mutual fund with multiple portfolios. Pacific Investment Management Company LLC is the investment adviser to each portfolio. The Administrative Class of the following portfolios is available under the contract:


PIMCO High Yield Bond Portfolio

Investment Objective: The High Yield Bond Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The High Yield Bond Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of high yield securities rated at least B by Moody's or S&P, or, if unrated, determined by the adviser to be of comparable quality.


PIMCO Low Duration Bond Portfolio

Investment Objective: The Low Duration Bond Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The Low Duration Bond Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities.


PIMCO StocksPLUS Growth and Income Portfolio

Investment Objective: The StocksPLUS Growth and Income Portfolio seeks to achieve a total return which exceeds the total return performance of the S&P
500. The StocksPLUS Growth and Income Portfolio invests in common stocks, options, futures, options on futures and swaps. Under normal market conditions, the Portfolio invests substantially all of its assets in S&P 500 derivatives, backed by a portfolio of fixed income instruments.


PIMCO Total Return Bond Portfolio

Investment Objective: The PIMCO Total Return Bond Portfolio seeks to maximize total return, consistent with preservation of capital and prudent investment management. The Total Return Bond Portfolio invests under normal circumstances at least 65% of its assets in a diversified portfolio of fixed income instruments of varying maturities.


PUTNAM VARIABLE TRUST:

Putnam Variable Trust is a mutual fund with multiple portfolios. Putnam Investment Management, Inc. is the investment adviser to each portfolio. The following portfolios are available under the contract:


PUTNAM VT Growth and Income Fund - Class IB Shares

Investment Objective: The Fund seeks capital growth and current income.


PUTNAM VT International Growth Fund - Class IB Shares

Investment Objective:  The Fund seeks capital appreciation.


PUTNAM VT International New Opportunities Fund - Class IB Shares

Investment Objective: The Fund seeks long-term capital appreciation.


PUTNAM VT New Value Fund - Class IB Shares

Investment Objective: The Fund seeks long-term capital appreciation.


PUTNAM VT Vista  Fund - Class IB Shares

Investment  Objective:  The Fund  seeks capital appreciation.


SCUDDER VARIABLE SERIES I (formerly, Scudder Variable Life Investment Fund):

Scudder Variable Series I is a mutual fund with multiple portfolios. Zurich Scudder Investments, Inc. is the investment adviser to each portfolio. The following portfolio is available under the contract:


International Portfolio

Investment Objective: The International Portfolio seeks long-term growth of capital primarily through diversified holdings of marketable foreign equity investments.


SCUDDER VARIABLE SERIES II (formerly, Kemper Variable Series):

Scudder Variable Series II is a mutual fund with multiple portfolios. Zurich Scudder Investments, Inc. is the investment adviser for the Scudder Government Securities Portfolio, the Scudder Small Cap Growth Portfolio and the Scudder Small Cap Value Portfolio. The following portfolios are available under the contract:


Scudder Government Securities Portfolio

Investment Objective: Scudder Government Securities seeks high current return consistent with preservation of capital. The Portfolio pursues its objective by investing at least 65% of its total assets in U.S. Government securities and repurchase agreements of U.S. Government securities.


Scudder Small Cap Growth Portfolio

Investment Objective: Scudder Small Cap Growth Portfolio seeks maximum appreciation of investors' capital. The Portfolio pursues its objective by investing at least 65% of its total assets in small capitalization stocks similar in size to those companies comprising the Russell 2000 Index. Many of these companies would be in the early stages of their life cycle. Equity securities in which the Portfolio invests consist primarily of common stocks, but may include convertible securities, including warrants and rights.


Scudder Small Cap Value Portfolio

Investment Objective: Scudder Small Cap Value Portfolio seeks long-term capital appreciation. The Portfolio pursues its investment objective by investing primarily in a diversified portfolio of the stocks of small U.S. companies, which are those similar in size to those comprising the Russell 2000 Index and that the investment manager believes to be undervalued. Under normal market conditions, the Portfolio invests at least 65% of its assets in small capitalization stocks similar in size to those comprising the Russell 2000 Index.


                               APPENDIX B

PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended December 31, 2000. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after December 31, 2000 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

There are 2 charts below. Chart 1 is for contracts with the Annual Step-Up death benefit with no additional riders, which is the least expensive way to buy the contract. Chart 2 is for contracts with the Compounded-Plus death benefit and the Additional Death Benefit - Earnings Preservation benefit, which is the most expensive way to buy the contract. For purposes of calculating performance information, the Living Benefit rider charge is reflected as a percentage of account value. The statement of additional information contains more performance information.


         o Column A presents performance figures for the accumulation units which reflect the separate account product charges (including death benefit rider charges), the account fee, and Living Benefit rider charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.
         o Column B presents performance figures for the accumulation units which reflect the separate account product charges (including death benefit rider charges) and fees and expenses of each portfolio.


Total Return for the periods ended December 31, 2000:


CHART 1

- ----------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects separate
                                                                      charges and                       account product charges
                                                                  portfolio expenses)                   and portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                                Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance
Funds

   AIM V.I. Capital
     Appreciation                   12/31/97               -17.95%        n/a         12.16%         -12.17%      n/a       13.82%

   AIM V.I. International
     Equity                         12/31/97               -33.10%        n/a          6.37%         -27.37%      n/a        8.17%

   AIM V.I. Value                   12/31/97               -21.63%        n/a         10.40%         -15.85%      n/a       12.09%


- ----------------------------------------------------------------------------------------------------------------------------------


Alliance Variable Products Series Fund, Inc. (Class B)(1)

Premier Growth                     12/31/97                -23.70%        n/a         -9.67%         -17.93%      n/a       -5.39%
------------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.

VP Income & Growth                 11/19/99                -17.64%        n/a        -13.58%         -11.86%      n/a       -8.16%

VP International                   11/19/99                -23.74%        n/a         -3.01%         -17.98%      n/a        2.38%

VP Value                           11/19/99                 10.61%        n/a          5.02%          16.50%      n/a       10.40%

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund (2)
 (Service Shares)                  11/19/99                -16.35%        n/a        -12.34%         -10.55%      n/a       -6.93%

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund (Service Shares) (2)

Appreciation                        11/19/99                -7.95%        n/a        - 6.27%         - 2.12%      n/a       -0.87%
Disciplined Stock                   11/19/99               -16.32%        n/a        -12.48%         -10.52%      n/a       -7.07%

------------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (Service Class 2) (3)

Growth                              02/17/98               -18.00%        n/a         14.68%         -12.21%      n/a       16.60%

Equity-Income                       02/17/98                 0.78%        n/a          3.90%           6.64%      n/a        6.10%

------------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust,
Class 2 Shares

   Templeton International
     Securities (4)(5)(6)           5/1/98                 - 9.55%        n/a          0.45%         - 3.73%      n/a        2.89%

   Franklin Small Cap (5)(6)       3/01/99                 -21.75%        n/a         30.90%         -15.97%      n/a       33.96%

   Templeton Global Income
     Securities (5)(6)             2/26/99                 - 3.14%        n/a         -4.16%           2.70%      n/a       -0.71%

   Templeton Growth Securities(5)(6) 1/29/99               - 5.77%        n/a          7.47%           0.06%      n/a       10.55%

   Franklin Large Cap Growth
     Securities (5)(6)               2/26/99               - 1.84%        n/a         14.66%           4.00%      n/a       17.74%

   Templeton Developing Markets
     Securities(4)(5)(6)             5/01/98                -38.70%        n/a        -12.37%         -32.99%      n/a       -9.48%

   Mutual Shares Securities(5)(6)    4/30/98                  5.81%        n/a          2.47%          11.68%      n/a        4.86%

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust

Goldman Sachs VIT Growth and Income 01/29/98               -11.82%        n/a         -3.49%         - 6.01%      n/a       -1.11%
Goldman Sachs VIT Internet
Tollkeeper (SM)                     07/03/00                 n/a          n/a           n/a            n/a        n/a         n/a
Goldman Sachs VIT Global Income     01/29/98                 1.68%        n/a          2.14%           7.54%      n/a        4.33%
Goldman Sachs VIT International
 Equity                             01/29/98               -20.17%        n/a          6.44%         -14.39%      n/a        8.52%


------------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.

INVESCO VIF - Dynamics              11/19/99                -10.72%        n/a         -0.05%         - 4.91%      n/a        5.34%
INVESCO VIF - High Yield            11/19/99                -18.70%        n/a        -16.18%         -12.91%      n/a      -10.76%

------------------------------------------------------------------------------------------------------------------------------------
Liberty Variable Investment Trust

Newport Tiger Fund, Variable Series
   (Class A)                       12/31/97                -22.59%        n/a          6.58%         -16.82%      n/a        8.36%
------------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust, Class B (7) (8)

   Lord Abbett Bond Debenture        5/1/96                - 6.67%        n/a          5.39%         - 0.84%      n/a        6.48%

   Lord Abbett Developing Growth    8/20/97                -25.91%        n/a          2.36%         -20.15%      n/a        4.08%

   J.P. Morgan International Equity  5/1/96                -23.87%        n/a          4.73%         -18.10%      n/a        5.83%

   J.P. Morgan Enhanced Index        5/1/96                -18.80%        n/a         14.34%         -13.02%      n/a       15.28%

   Lord Abbett Growth and Income(9) 12/11/89                 6.92%       14.85%       15.19%          12.79%     15.64%     15.65%

   Lord Abbett Mid-Cap Value        8/20/97                 44.41%        n/a         14.15%          50.42%      n/a       15.63%

   J.P. Morgan Quality Bond          5/1/96                  3.72%        n/a          4.11%           9.59%      n/a        5.23%

   J.P. Morgan Select Equity         5/1/96                -13.56%        n/a         10.57%         - 7.76%      n/a       11.56%

   J.P. Morgan Small Cap Stock       5/1/96                -17.77%        n/a          7.82%         -11.98%      n/a        8.87%

------------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust (Service Class) (10)

MFS Emerging Growth                  12/31/97              -26.54%        n/a         20.74%         -20.78%      n/a       22.26%
MFS Global Governments               12/31/97              - 2.81%        n/a         -0.17%           3.03%      n/a        1.77%
MFS Investors Trust                  12/31/97               -7.50%        n/a          5.88%         - 1.67%      n/a        7.67%
MFS High Income                      12/31/97              -13.59%        n/a         -3.63%         - 7.78%      n/a       -1.60%
MFS Research                         12/31/97              -12.07%        n/a         10.05%         - 6.26%      n/a       11.75%
MFS New Discovery                    09/01/00                n/a          n/a           n/a            n/a        n/a         n/a
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust

PIMCO High Yield Bond                11/19/99               -8.04%        n/a         -6.71%         - 2.21%      n/a       -1.31%
PIMCO Low Duration Bond              11/19/99                0.66%        n/a          0.15%           6.51%      n/a        5.54%
PIMCO StocksPLUS Growth and Income   11/19/99              -16.55%        n/a        -12.65%         -10.76%      n/a       -7.24%
PIMCO Total Return Bond              11/19/99                2.88%        n/a          1.23%           8.75%      n/a        6.62%


------------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust, Class IB Shares (11)

Putnam VT Growth and Income          12/31/97                0.57%        n/a          4.77%           6.43%      n/a        6.58%
Putnam VT International Growth       12/31/97              -16.66%        n/a         16.46%         -10.86%      n/a       18.05%
Putnam VT International New
Opportunities                        12/31/97              -45.21%        n/a          9.55%         -39.52%      n/a       11.26%
Putnam VT New Value                  12/31/97               14.82%        n/a          5.86%          20.72%      n/a        7.66%
Putnam VT Vista                      12/31/97              -11.23%        n/a         17.25%         - 5.42%      n/a       18.83%
------------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Series I (Class B) (formerly,
 Scudder Variable Life Investment Fund) (12)

International                        11/19/97              -28.73%        n/a        -14.87%         -22.98%      n/a       -9.44%
------------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Series II (formerly,
 Kemper Variable Series)

Scudder Government Securities       02/26/99                 3.54%        n/a          2.81%           9.41%      n/a        4.67%
Scudder Small Cap Growth            01/29/98               -17.74%        n/a          9.20%         -11.95%      n/a       10.92%
Scudder Small Cap Value             01/29/98                -3.23%        n/a         -5.17%           2.61%      n/a       -3.08%
------------------------------------------------------------------------------------------------------------------------------------



CHART 2

- ----------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects separate
                                                                      charges and                       account product charges
                                                                  portfolio expenses)                   and portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                                Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance
Funds

   AIM V.I. Capital
     Appreciation                   12/31/97             -18.31%       n/a         11.70%        -12.52%       n/a       13.37%

   AIM V.I. International
     Equity                         12/31/97             -33.40%       n/a          5.93%        -27.66%       n/a        7.74%

   AIM V.I. Value                   12/31/97             -21.97%       n/a          9.95%        -16.19%       n/a       11.64%
- ----------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc. (Class B) (1)

Premier Growth                   12/31/97                -24.03%       n/a        -10.05%        -18.26%       n/a       -5.77%
- ----------------------------------------------------------------------------------------------------------------------------------


American Century Variable Portfolios, Inc.

VP Income & Growth                 11/19/99              -17.99%       n/a        -13.95%        -12.21%       n/a       -8.53%
VP International                   11/19/99              -24.07%       n/a         -3.44%        -18.31%       n/a        1.96%
VP Value                           11/19/99               10.16%       n/a          4.55%         16.04%       n/a        9.95%
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund (2)
   (Service Shares)                11/19/99              -16.69%       n/a        -12.67%        -10.90%       n/a       -7.26%
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund (Service Shares)(2)
Appreciation                       11/19/99               -8.24%       n/a         -6.60%         -2.42%       n/a       -1.20%
Disciplined Stock                  11/19/99              -16.55%       n/a        -12.78%        -10.76%       n/a       -7.37%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (Service Class 2)(3)
Growth                             02/17/98              -18.35%       n/a         14.20%        -12.56%       n/a       16.14%
Equity-Income                      02/17/98                0.36%       n/a          3.47%          6.21%       n/a        5.68%
----------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust,
Class 2 Shares

 Templeton International
   Securities (4)(5)(6)               5/1/98              -9.93%       n/a          0.02%         -4.12%       n/a        2.48%

 Franklin Small Cap (5)(6)            3/1/99             -22.09%       n/a         30.37%        -16.32%       n/a       33.43%

 Templeton Global Income
   Securities (5)(6)                 2/26/99              -3.54%       n/a         -4.57%          2.30%       n/a       -1.11%

 Templeton Growth
   Securities (5)(6)                 1/29/99              -6.17%       n/a          6.99%         -0.33%       n/a       10.07%

 Templeton Developing Markets
   Securities(4)(5)(6)               05/01/98             -38.97%       n/a        -12.75%        -33.25%       n/a       -9.84%

 Mutual Shares Securities(5)(6)      04/30/98               5.36%       n/a          2.04%         11.24%       n/a        4.44%

 Franklin Large Cap Growth
   Securities(5)(6)                   2/26/99              -2.25%       n/a         14.19%          3.59%       n/a       17.28%

- ----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust

Goldman Sachs VIT
   Growth and Income                01 29/98             -12.19%       n/a         -3.91%         -6.38%       n/a       -1.51%
Goldman Sachs VIT Internet
   Tollkeeper (SM)                  07/03/00               n/a         n/a          n/a            n/a         n/a        n/a
Goldman Sachs VIT
   Global Income                    01/29/98               1.26%       n/a          1.65%          7.11%       n/a        3.86%
Goldman Sachs VIT
   International Equity             01/29/98             -20.51%       n/a          5.97%        -14.73%       n/a        8.06%
----------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.

INVESCO VIF - Dynamics              11/19/99             -11.08%       n/a         -0.45%         -5.27%       n/a        4.93%
INVESCO VIF - High Yield            11/19/99             -19.04%       n/a        -16.55%        -13.26%       n/a      -11.12%
----------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
Newport Tiger Fund,
   Variable Series (Class A)       12/31/97              -22.91%       n/a          6.13%        -17.14%       n/a        7.92%
----------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust, Class B (7)(8)

   Lord Abbett Bond Debenture        5/1/96               -7.06%       n/a          4.95%         -1.24%       n/a        6.05%

   Lord Abbett Developing Growth    8/20/97              -26.23%       n/a          2.20%        -20.47%       n/a        3.92%

   J.P. Morgan International Equity  5/1/96              -24.19%       n/a          4.20%        -18.42%       n/a        5.32%

   J.P. Morgan Enhanced Index        5/1/96              -19.15%       n/a         13.87%        -13.36%       n/a       14.82%

   Lord Abbett Growth and Income(9) 12/11/89               6.47%      14.39%       14.73%         12.35%      15.18%     15.19%

   Lord Abbett Mid-Cap Value        8/20/97               43.82%       n/a         13.50%         49.82%       n/a       15.00%

   J.P. Morgan Quality Bond          5/1/96                3.29%       n/a          3.68%          9.15%       n/a        4.81%

   J.P. Morgan Select Equity         5/1/96              -13.93%       n/a         10.12%         -8.13%       n/a       11.12%

   J.P. Morgan Small Cap Stock       5/1/96              -18.12%       n/a          7.38%        -12.33%       n/a        8.44%

--------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Service Class) (10)

MFS Emerging Growth                12/31/97             -26.85%       n/a         20.24%        -21.09%       n/a       21.77%
MFS Global Governments             12/31/97              -3.22%       n/a         -0.59%          2.62%       n/a        1.36%
MFS Investors Trust                12/31/97              -7.89%       n/a          5.44%         -2.06%       n/a        7.24%
MFS High Income                    12/31/97             -13.95%       n/a         -4.04%         -8.15%       n/a       -1.99%
MFS Research                       12/31/97             -12.44%       n/a          9.60%         -6.63%       n/a       11.31%
MFS New Discovery                  09/01/00               n/a         n/a          n/a            n/a         n/a        n/a
----------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
PIMCO High Yield Bond              11/19/99              -8.46%       n/a         -7.18%         -2.64%       n/a       -1.77%
PIMCO Low Duration Bond            11/19/99              -0.34%       n/a         -0.88%          5.52%       n/a        4.51%
PIMCO StocksPLUS
   Growth and Income               11/19/99             -16.90%       n/a        -13.04%        -11.10%       n/a       -7.63%
PIMCO Total Return Bond            11/19/99               2.36%       n/a          0.85%          8.22%       n/a        6.24%
----------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust, Class IB Shares (11)

Putnam VT Growth and Income        12/31/97                0.15%       n/a          4.33%          6.00%       n/a        6.16%
Putnam VT International Growth     12/31/97              -17.01%       n/a         15.98%        -11.22%       n/a       17.57%
Putnam VT International
   New Opportunities               12/31/97              -45.45%       n/a          9.10%        -39.76%       n/a       10.81%
Putnam VT New Value                12/31/97               14.34%       n/a          5.42%         20.24%       n/a        7.23%
Putnam VT Vista                    12/31/97              -11.61%       n/a         16.77%         -5.80%       n/a       18.35%
----------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series I (Class B) (formerly,
 Scudder Variable Life Investment Fund) (12)

International                       11/19/99             -29.03%       n/a        -15.23%        -23.28%       n/a       -9.80%
--------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series II (formerly, Kemper Variable Series)

Scudder Government Securities     02/26/99                3.09%       n/a          2.37%          8.95%       n/a        4.24%
Scudder Small Cap Growth          01/29/98              -18.09%       n/a          8.74%        -12.30%       n/a       10.46%
Scudder Small Cap Value           01/29/98               -3.64%       n/a         -5.58%          2.20%       n/a       -3.48%
----------------------------------------------------------------------------------------------------------------------------------

(1) Performance information shown reflects the deduction of a .25% 12b-1 fee.

(2) Performance information shown is for the Initial Class Shares of the Fund. The Service Class Shares have a .25% 12b-1 fee. If this fee were reflected in the performance information shown, performance would be lower.

(3) Service Class 2 Shares include an asset-based distribution fee (12b-1 fee). The initial offering of Service Class 2 shares took place on January 12, 2000, at which time a .25% 12b-1 fee was imposed. Returns prior to that date do not include the effect of the Service Class 2 .25% 12b-1 fee. Returns listed would have been lower for each Portfolio if the Service Class fee structure had been in place and was reflected in the performance.

(4) For the Templeton Developing Markets Securities Fund and Templeton International Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets and International Funds, respectively.

(5)  Ongoing  stock  market  volatility  can  dramatically   change  the  fund's
short-term performance; current results may differ.

(6) Because Class 2 shares were not offered until 1/6/99 (5/1/97 for Templeton Developing Markets Securities and Templeton International Securities Funds), standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning on 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(7) Pursuant to an Agreement and Plan of Reorganization the portfolios of Cova Series Trust ("Predecessor Fund") have been reorganized into corresponding portfolios of Met Investors Series Trust. The assets of the portfolios of the Predecessor Fund were transferred to corresponding portfolios of Met Investors Series Trust. Performance information shown above reflects historical performance of each Predecessor Fund portfolio. Each portfolio of Met Investors Series Trust will be managed by the same investment manager using the same investment objective and strategy as its Predecessor Fund portfolio.

(8)  For  periods  prior  to  the  inception  of  Class  B  shares,  performance information shown is the performance of the shares of the portfolio's Predecessor Fund adjusted to reflect Class B 12b-1 fees. The Predecessor Fund shares did not pay Rule 12b-1 fees.

(9) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Sub-account performance shown reflects historical performance of the Cova Series Trust portfolio (from January 8, 1999 through December 31, 2000) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999).

On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception in 1989, pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.

(10) Service Class Shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had Service Class shares been offered for the entire period.

(11) Performance information shown reflects the deduction of a .15% 12b-1 fee. The estimated 12b-1 fee for the year ending December 31, 2001 is .25% for each Fund. If this higher 12b-1 fee had been in effect, the performance information shown would be lower.

(12)  Performance information shown reflects the deduction of a .25% 12b-1 fee.

--------------------------------------------------------------------------------

PART 2 - HISTORICAL FUND PERFORMANCE

The contracts are new and therefore have no performance history. However, certain portfolios have been in existence for some time and have an investment history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance information was developed.

The information is based upon the historical experience of the portfolios and is for the periods shown. The charts below show the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

There are 2 charts below. Chart 1 is for contracts with the Annual Step-Up death benefit with no additional riders, which is the least expensive way to buy the contract. Chart 2 is for contracts with the Compounded-Plus death benefit and the Additional Death Benefit - Earnings Preservation benefit, which is the most expensive way to buy the contract. For purposes of calculating performance information, the Living Benefit rider charge is reflected as a percentage of account value. The statement of additional information contains more performance information.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the separate account product charges (including death benefit rider charges), the account fee, and Living Benefit rider charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected

o Column C presents performance figures for the accumulation units which reflect the separate account product charges (including death benefit rider charges) and the fees and expenses of each portfolio.

Total Return for the periods ended December 31, 2000:

CHART 1

- ----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects separate
                                             Portfolio Performance              charges and             account product charges
                                                   Column A                  portfolio expenses)        and portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                   10 yrs or
                          Inception                         since                         since                       since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs inception
- ----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds

   AIM V.I. Capital
     Appreciation         5/5/93         -10.91% 15.45%   17.37%      -17.95%   13.06%   15.29%    -12.17%   13.86%   15.75%

   AIM V.I.
     International Equity 5/5/93         -26.40% 11.09%   11.62%      -33.10%    8.81%    9.69%    -27.37%    9.65%   10.14%

   AIM V.I. Value         5/5/93         -14.65% 15.87%   17.33%      -21.63%   13.48%   15.24%    -15.85%   14.28%   15.71%

- ----------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc. (Class B) (1)

Premier Growth            7/14/99      -16.78%   n/a    -4.03%     -23.70%       n/a     -8.38%     -17.93     n/a    -5.39%
----------------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.

VP Income & Growth        10/30/97     -10.62%   n/a    12.28%     -17.64%       n/a      9.06%     -11.86%     n/a    10.71%

VP International          05/01/94     -16.83% 17.07%   13.64%     -23.74%       14.68%   11.45%    -17.98%   15.46%   12.06%
VP Value                  05/01/96      18.14%   n/a    12.59%      10.61%       n/a      10.01%     16.50%    n/a     11.02%

----------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund (Service Shares) (2)
                          09/28/89      -9.28% 17.98%   16.97%     -16.35%       15.54%   14.87%    -10.55%   16.31%   15.34%

----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund (Service Shares) (2)

Appreciation              04/05/93      -0.65% 18.31%   17.15%     - 7.95%       15.88%   15.04%    - 2.12%   16.65%   15.51%

Disciplined Stock         08/01/96      -9.14%   n/a    17.60%     -16.32%        n/a      15.02%    -10.52%    n/a     15.96%

----------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (Service Class 2) (3)

High Income               09/19/85       -22.87%  1.35%    9.78%     -29.68%    -1.05%    7.83%    -23.94%   -0.06%    8.26%

Growth                    10/09/86       -11.21% 19.19%   19.98%     -18.00%    16.82%   17.88%    -12.21%   17.59%   18.34%

Equity-Income             10/09/86        8.13% 13.40%   17.30%       0.78%    10.99%   15.20%      6.64%   11.81%   15.66%


----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust,
Class 2 Shares

 Templeton
  International Securities
    Fund(4)(5)(6)          5/01/92      - 2.38% 13.11%   13.06%      -9.55%    10.73%   11.05%    - 3.73%   11.55%   11.50%
 Franklin Small Cap
     Fund (5)(6)           11/01/95       -14.76% 20.23%   20.04%      -21.75%   17.81%   17.64%    -15.97%   18.57%   18.40%
 Franklin Large Cap Growth
    Securities Fund (5)(6) 04/30/96        5.46%   n/a    18.81%      -1.84%     n/a     16.26%      4.00%     n/a    17.19%
  Templeton Global Income
    Securities Fund (5)(6) 01/24/89        4.14%  3.31%    5.29%      -3.14%     0.91%    3.38%      2.70%    1.87%    3.83%
  Templeton Growth Securities
    Fund (5)(6)           03/15/94         1.47% 12.96%   11.83%      -5.77%    10.58%    9.67%      0.06%   11.41%   10.29%
  Templeton Developing
    Markets Securities
    Fund(4)(5)(6)          3/04/96        -32.04%  n/a    -11.71%     -38.70%      n/a   -14.72%    -32.99%     n/a    -12.94%

  Mutual Shares
     Securities(5)(6)     11/08/96      13.25%  n/a     11.48%       5.81%      n/a     8.79%     11.68%     n/a      9.93%

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust

Goldman Sachs VIT Growth
and Income               01/12/98       -4.68%   n/a      1.97%     -11.82%     n/a     -1.73%     -6.01%    n/a     0.56%
Goldman Sachs VIT Internet
Tollkeeper (SM)          05/01/00         n/a    n/a    -32.00%       n/a       n/a    -39.87%       n/a     n/a   -32.63%
Goldman Sachs VIT
Global Income            01/12/98        9.03%   n/a      5.39%       1.68%     n/a      1.81%      7.54%    n/a     3.99%
Goldman Sachs VIT
International Equity     01/12/98      -13.15%   n/a     11.29%     -20.17%     n/a      7.79%    -14.39%    n/a     9.80%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.

INVESCO VIF - Dynamics    08/25/97      -3.55%   n/a     20.18%     -10.72%     n/a     17.11%     -4.91%    n/a    18.55%
INVESCO VIF - High Yield  05/26/94     -11.68%  6.00%     7.50%     -18.70%     3.62%    5.37%    -12.91%   4.53%    6.02%

----------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust

Newport Tiger Fund,
Variable Series (Class A) 05/01/95      -15.63%  0.40%     2.86%   -22.59%      -2.03%     0.51%  -16.82%  -1.00%     1.43%
----------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Service Class) (7)

MFS Emerging Growth       07/24/95     -19.66% 22.13%    23.78%   -26.54%      19.68%    21.35%  -20.78%   20.43%   22.06%
MFS Global Governments    06/14/94       4.48%  2.48%     4.13%    -2.81%       0.07%     1.98%    3.03%    1.06%    2.68%
MFS Investors Trust       10/09/95      -0.29% 16.02%    16.70%   - 7.50%      13.61%    14.31%   -1.67%   14.40%   15.08%
MFS High Income           07/26/95      -6.48%  4.77%     5.37%   -13.59%       2.38%     3.02%   -7.78%    3.31%    3.90%
MFS Research              07/26/95      -4.98% 16.43%    17.18%   -12.07%      14.03%    14.82%   -6.26%   14.82%   15.57%
MFS New Discovery         04/29/98      -2.05%   n/a     22.96%   - 9.28%       n/a      19.19%   -3.46%     n/a    21.20%
----------------------------------------------------------------------------------------------------------------------------------
New England Zenith Fund

Davis Venture
   Value (Class E) (8)   10/31/94         9.31% 19.66%   21.32%       1.93%    17.24%   19.03%      7.79%   18.00%   19.61%

Harris Oakmark Mid-Cap
   Value (Class B)(9)    04/30/93        20.13%  9.26%   11.51%      12.58%     6.87%    9.51%     18.47%    7.74%    9.93%

------------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust

PIMCO High Yield Bond     04/30/98      -0.86%   n/a     1.47%    -8.04%        n/a     -2.47%    -2.21%     n/a     0.06%
PIMCO Low Duration Bond   02/16/99       7.41%   n/a     5.31%     0.66%        n/a      0.93%     6.51%     n/a     4.22%
PIMCO StocksPLUS Growth
   and Income             12/31/97      -9.50%   n/a    12.19%   -16.55%        n/a      8.91%   -10.76%     n/a    10.63%
PIMCO Total Return Bond   12/31/97      10.15%   n/a     5.97%     2.88%        n/a      1.94%     8.75%     n/a     3.82%

----------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust, Class IB Shares (10)

Putnam VT Growth
and Income               12/01/98        7.92%  13.76%  14.50%     0.57%      11.36%   12.45%      6.43%   12.18%   12.91%
Putnam VT International
Growth                   01/02/97       -9.61%   n/a    18.79%   -16.66%       n/a     15.93%    -10.86%     n/a    17.14%
Putnam VT International
New Opportunities        01/02/97      -38.67%   n/a     9.42%   -45.21%       n/a      6.51%    -39.52%     n/a     7.89%
Putnam VT New Value      01/02/97       22.37%   n/a    11.22%    14.82%       n/a      8.30%     20.72%     n/a     9.65%
Putnam VT Vista          01/02/97       -4.09%   n/a    21.17%   -11.23%       n/a     18.31%     -5.42%     n/a    19.48%
----------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series I (Class B) (formerly, Scudder Variable Life Investment Fund)(11)

International            05/08/97      -21.73%   n/a    10.94%  -28.73%        n/a      7.72%    -22.98%     n/a     9.33%
----------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series II (formerly, Kemper Variable Series)

Scudder Government
Securities                09/03/87      10.93%  6.31%     7.52%      3.54%      3.57%     5.29%     9.41%   4.50%    5.74%

Scudder Small Cap Growth  05/02/94     -10.71% 19.66%    19.65%    -17.74%     17.16%    17.41%   -11.95%  17.92%   18.00%

Scudder Small Cap Value   05/01/96       4.05%   n/a      3.56%    - 3.23%       n/a      0.93%     2.61%    n/a     2.12%
----------------------------------------------------------------------------------------------------------------------------------


CHART 2
- ----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects separate
                                             Portfolio Performance              charges and             account product charges
                                                   Column A                  portfolio expenses)        and portfolio expenses)

- ----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance Funds

   AIM V.I. Capital
     Appreciation         5/5/93      -10.91%  15.45%     17.37%      -18.31%    12.60%    14.83%    -12.52%   13.41%   15.30%

   AIM V.I.
     International Equity 5/5/93      -26.40%  11.09%     11.62%      -33.40%     8.37%     9.25%    -27.66%    9.22%    9.71%

   AIM V.I. Value         5/5/93      -14.65%  15.87%     17.33%      -21.97%    13.03%    14.79%    -16.19%   13.83%   15.25%
- ----------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc. (Class B) (1)

Premier Growth             07/14/99  -16.78%    n/a    -4.03%        -24.03%     n/a      -8.77%     -18.26%     n/a    -5.77%

-----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.

VP Income & Growth         10/30/97  -10.62%    n/a    12.28%        -17.99%     n/a       8.60%    -12.21%     n/a     10.27%

VP International           05/01/94  -16.83%  17.07%   13.64%        -24.07%   14.19%     10.98%    -18.31%   14.98%    11.60%

VP Value                   05/01/96   18.14%    n/a    12.59%         10.16%     n/a       9.55%     16.04%     n/a     10.57%
----------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund (Service Shares)(2)
                           09/29/89  -9.28%  17.98%    16.97%        -16.69%   15.08%     14.42%    -10.90%   15.86%    14.88%

-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund (Service Shares) (2)

Appreciation              04/05/93   -0.65%  18.31%    17.15%        -8.24%    15.43%     14.59%     -2.42%   16.20%    15.06%

Disciplined Stock         05/01/96   -9.14%    n/a     17.60%       -16.55%      n/a      14.58%    -10.76%     n/a     15.52%

----------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (Service Class 2) (3)

High Income               09/19/85  -22.87%   1.35%     9.78%       -29.99%   -1.46%      7.39%     -24.24%   -0.46%     7.82%

Growth                    10/09/86  -11.21%  19.19%    19.98%       -18.35%   16.34%     17.41%     -12.56%   17.12%    17.87%

Equity-Income             10/09/86    8.13%  13.40%    17.30%         0.36%   10.54%     14.74%       6.21%   11.37%    15.20%

----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust,
Class 2 Shares

Templeton International
 Securities Fund(4)(5)(6) 5/01/92  - 2.38%   13.11%    13.06%      - 9.93%     10.28%    10.60%    - 4.12%   11.11%   11.06%

  Franklin Small Cap
     Fund (5)(6)         11/01/95  -14.76%   20.23%    20.04%      -22.09%     17.34%    17.17%    -16.32%   18.10%   17.93%

  Franklin Large Cap Growth
    Securities Fund (5)(6) 04/30/96  5.46%    n/a      18.81%      - 2.25%     n/a       15.80%      3.59%     n/a    16.73%

  Templeton Global Income
    Securities Fund (5)(6) 01/24/89  4.14%    3.31%     5.29%      - 3.54%     0.50%      2.97%      2.30%    1.47%    3.41%

  Templeton Growth Securities
    Fund (5)(6)          03/15/94    1.47%   12.96%    11.83%      - 6.17%     10.13%     9.23%    - 0.33%   10.96%    9.85%

  Templeton Developing Markets
  Securities Fund(4)(5)(6) 03/04/96 -32.04%    n/a     -11.71%      -38.97%     n/a      -15.08%    -33.25%     n/a   -13.29%

  Mutual Shares
    Securities Fund (5)(6) 11/08/96  13.25%    n/a      11.48%        5.36%     n/a        8.34%     11.24%     n/a     9.50%

-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust

Goldman Sachs VIT
Growth and Income        01/12/98  - 4.68%    n/a       1.97%       -12.19%     n/a      -2.15%      -6.38%     n/a     0.16%

Goldman Sachs VIT
Internet Tollkeeper (SM) 05/01/00     n/a     n/a     -32.00%         n/a       n/a     -40.06%        n/a      n/a   -32.82%

Goldman Sachs VIT
Global Income            01/12/98    9.03%    n/a       5.39%        1.26%      n/a       1.33%       7.11%     n/a     3.53%

Goldman Sachs VIT
International Equity     01/12/98  -13.15%    n/a      11.29%      -20.51%      n/a       7.31%     -14.73%     n/a     9.33%
----------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.

INVESCO VIF-Dynamics
                        08/25/97    -3.55%    n/a     20.18%       -11.08%      n/a      16.64%      -5.27%     n/a    18.08%

INVESCO VIF - High
   Yield                05/26/94   -11.68%   6.00%     7.50%       -19.04%     3.20%      4.94%     -13.26%    4.12%    5.60%

----------------------------------------------------------------------------------------------------------------------------------


Liberty Variable Investment Trust

Newport Tiger Fund,
Variable Series (Class A)05/01/95  -15.63%   0.40%      2.86%      -22.91%     -2.44%       0.09%    -17.14%   -1.40%    1.02%

----------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Service Class) (7)

MFS Emerging Growth    07/24/95  -19.66%  22.13%     23.78%      -26.85%     19.20%     20.86%    -21.09%    19.95%   21.57%

MFS Global
   Governments         06/14/94    4.48%   2.48%      4.13%      - 3.22%     -0.34%      1.56%      2.62%     0.65%    2.27%

MFS Investors Trust    10/09/95  - 0.29%  16.02%     16.70%      - 7.89%     13.15%     13.84%    - 2.06%    13.95%   14.62%

MFS High Income        07/26/95  - 6.48%   4.77%      5.37%      -13.95%      1.96%      2.59%    - 8.15%     2.90%    3.49%

MFS Research           07/26/95  - 4.98%  16.43%     17.18%      -12.44%     13.57%     14.36%    - 6.63%    14.36%   15.10%

MFS New Discovery      04/29/98  - 2.05%    n/a      22.96%      - 9.67%       n/a      18.70%    - 3.85%      n/a    20.72%
----------------------------------------------------------------------------------------------------------------------------------

New England Zenith Fund

Davis Venture
  Value (Class E)(8)   10/31/94    9.31%  19.66%    21.32%         1.51%   16.76%      18.55%      7.36%   17.53%   19.14%

Harris Oakmark Mid-Cap
   Value (Class B)(9)  04/30/93   20.13%   9.26%    11.51%        12.11%    6.43%       9.07%     18.00%    7.31%    9.50%


-----------------------------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust

PIMCO High Yield
   Bond               04/30/98  - 0.86%    n/a       1.47%      - 8.46%        n/a      -2.91%    - 2.64%      n/a    -0.37%

PIMCO Low Duration
   Bond               02/16/99    7.41%    n/a       5.31%      - 0.34%        n/a       0.13%      5.52%      n/a     3.45%

PIMCO StocksPLUS
Growth and Income     12/31/97  - 9.50%    n/a      12.19%      -16.90%        n/a       8.46%    -11.10%      n/a    10.18%

PIMCO Total Return
   Bond               12/31/97   10.15%    n/a       5.97%        2.36%        n/a       1.53%      8.22%      n/a     3.42%

----------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust, Class IB Shares (10)

Putnam VT Growth
and Income           02/01/88    7.92%  13.76%      14.50%        0.15%      10.91%     12.00%      6.00%   11.73%   12.46%

Putnam VT
International
Growth               01/02/97   -9.61%    n/a       18.79%      -17.01%        n/a      15.46%    -11.22%     n/a    16.67%

Putnam VT International
New Opportunities    01/02/97  -38.67%    n/a        9.42%      -45.45%        n/a       6.07%    -39.76%     n/a     7.46%

Putnam VT New Value  01/02/97   22.37%    n/a       11.22%       14.34%        n/a       7.86%     20.24%     n/a     9.21%

Putnam VT Vista      01/02/97   -4.09%    n/a       21.17%      -11.61%        n/a      17.83%     -5.80%     n/a    19.00%

----------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series I (Class B) (formerly, Scudder Variable Life Investment Fund)(11)

International       05/08/97   -21.73%    n/a      10.94%       -29.03%        n/a      7.28%     -23.28%     n/a     8.90%

-----------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Series II (formerly, Kemper Variable Series)

Scudder Government
  Securities           09/03/87    10.93%   6.31%     7.52%         3.09%     3.14%       4.87%      8.95%    4.07%    5.32%

Scudder Small Cap
  Growth               05/02/94   -10.71%  19.66%    19.65%       -18.09%    16.68%      16.94%    -12.30%   17.45%   17.52%

Scudder Small Cap
  Value                05/01/96    4.05%    n/a       3.56%        -3.64%     n/a         0.51%      2.20%     n/a     1.71%
----------------------------------------------------------------------------------------------------------------------------------

(1) Performance information shown reflects the deduction of a .25% 12b-1 fee.

(2) Performance information shown is for the Initial Class Shares of the Fund. The Service Class Shares have a .25% 12b-1 fee. If this fee were reflected in the performance information shown, performance would be lower.

(3) Service Class 2 Shares include an asset-based distribution fee (12b-1 fee). The initial offering of Service Class 2 shares took place on January 12, 2000, at which time a .25% 12b-1 fee was imposed. Returns prior to that date do not include the effect of the Service Class 2 .25% 12b-1 fee. Returns listed would have been lower for each Portfolio if the Service Class fee structure had been in place and was reflected in the performance.

(4) For the Templeton Developing Markets Securities Fund and Templeton International Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets and International Funds, respectively.

(5) Ongoing stock market volatility can dramatically change the fund's short-term performance; current results may differ.

(6) Because Class 2 shares were not offered until 1/6/99 (5/1/97 for Templeton Developing Markets Securities and Templeton International Securities Funds), standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning on 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(7) Service Class Shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had Service Class shares been offered for the entire period.

(8) Performance information shown is the performance of the initial class adjusted to reflect the .15% 12b-1 fee of the Class E Shares.

(9) Performance information shown is the performance of the initial class adjusted to reflect the .25% 12b-1 fee of the Class B Shares.

(10) Performance information shown reflects the deduction of a .15% 12b-1 fee. The estimated 12b-1 fee for the year ending December 31, 2001 is .25% for each Fund. If this higher 12b-1 fee had been in effect, the performance information shown would be lower.

(11)  Performance information shown reflects the deduction of a .25% 12b-1 fee.




                                   APPENDIX C

EDCA Examples with Multiple Purchase Payments

In order to show how the EDCA program works, we have created some examples. The examples are purely hypothetical and are for illustrative purposes only. The interest rate earned in an EDCA account will be 3%, plus any additional interest which we may declare from time to time. In addition, each bucket attributable to a subsequent purchase payment will earn interest at the then-current interest rate applied to new allocations to an EDCA account of the same monthly term.


6-Month EDCA

The following example demonstrates how the 6-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $12,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $10,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $12,000 allocation amount by 6 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA Account Value are accumulated at the EDCA interest rate using following formula:

Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate) ^ (1/12) - EDCA Transfer Amount

At the beginning of the 4th month, a second purchase payment of $6,000 is allocated to the EDCA program. The entire $6,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $6,000 allocation amount divided by 6) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.

                                                                                        -----------Account Values---------
     Beg of         Amount Allocated         Actual EDCA             EDCA             1st Payment          2nd Payment
     Month               to EDCA              Transfer           Account Value          Bucket               Bucket
     -----               -------              --------           -------------          ------               ------
       1                           12000                2000                10000               10000
       2                                                2000                 8095                8095
       3                                                2000                 6172                6172
       4                            6000                3000                 9230                3230                 6000
       5                                                3000                 6309                 261                 6048
       6                                                3000                 3359                   0                 3359
       7                                                3000                  386                   0                  386
       8                                                 389                    0                   0                    0
       9                                                   0                    0                   0                    0
       10                                                  0                    0                   0                    0
       11                                                  0                    0                   0                    0
       12                                                  0                    0                   0                    0
       13                                                  0                    0                   0                    0
       14                                                  0                    0                   0                    0
       15                                                  0                    0                   0                    0

12-Month EDCA

The following example demonstrates how the 12-month Enhanced Dollar Cost Averaging (EDCA) program operates when multiple purchase payments are allocated to the program. The example assumes that a $24,000 purchase payment is allocated to the EDCA program at the beginning of the first month and the first transfer of $2,000 also occurs on that date. The $22,000 remaining after the EDCA transfer is allocated to the 1st Payment Bucket where it is credited with a 12% effective annual interest rate. The EDCA transfer amount of $2,000 is determined by dividing the $24,000 allocation amount by 12 (the number of months in the EDCA program). Thereafter, a $2,000 transfer is made from the EDCA at the beginning of each month. Amounts remaining in the EDCA account value are accumulated at the EDCA interest rate using the following formula:


Account Value 1st Payment Bucket (month 2) =
Account Value 1st Payment Bucket (month 1) x (1+EDCA Rate) ^ (1/12)- EDCA Transfer Amount

At the beginning of the 6th month, a second purchase payment of $12,000 is allocated to the EDCA program. The entire $12,000 is allocated to the 2nd Payment Bucket where it is credited with a 10% effective annual interest rate. This second purchase payment triggers an increase in the EDCA transfer amount to $3,000. The increased EDCA transfer amount is determined by adding $1,000 (the $12,000 allocation amount divided by 12) to the current EDCA transfer amount. The $3,000 monthly EDCA transfers will first be applied against the account value in the 1st Payment Bucket until exhausted and then against the account value in the 2nd Payment Bucket until it is exhausted.



                                                                                        -----------Account Values---------
     Beg of         Amount Allocated         Actual EDCA             EDCA             1st Payment          2nd Payment
     Month               to EDCA              Transfer           Account Value          Bucket               Bucket
     -----               -------              --------           -------------          ------               ------
       1                           24000                2000                22000               22000
       2                                                2000                20209               20209
       3                                                2000                18401               18401
       4                                                2000                16575               16575
       5                                                2000                14732               14732
       6                           12000                3000                23872               11872                12000
       7                                                3000                21801                8985                12096
       8                                                3000                18262                6070                12192
       9                                                3000                15417                3128                12289
       10                                               3000                12545                 157                12387
       11                                               3000                 9645                   0                 9645
       12                                               3000                 6722                   0                 6722
       13                                               3000                 3776                   0                 3776
       14                                               3000                  806                   0                  806
       15                                                812                    0                   0                    0


====================================================================================================

Please send me, at no charge, the Statement of Additional Information dated May 1, 2001, for the annuity contract issued by MetLife Investors.

(Please print or type and fill in all information)




- ------------------------------------------------------------------------------
Name




- ------------------------------------------------------------------------------
Address


- ------------------------------------------------------------------------------
City                State          Zip Code





- ------------------------------
- ------------------------------
- ------------------------------




             MetLife Investors Insurance Company
             Attn: Variable Products
             P.O. Box 10366
             Des Moines, Iowa 50306-0366


                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION

                  INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT

                                    issued by

                 METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE
                  (formerly, Cova Variable Annuity Account One)
                                       AND

                       METLIFE INVESTORS INSURANCE COMPANY
           (formerly, Cova Financial Services Life Insurance Company)

THIS IS NOT A PROSPECTUS. THIS STATEMENT OF ADDITIONAL INFORMATION SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS DATED MAY 1, 2001 FOR THE INDIVIDUAL VARIABLE DEFERRED ANNUITY CONTRACT WHICH IS DESCRIBED HEREIN.

THE PROSPECTUS CONCISELY SETS FORTH INFORMATION THAT A PROSPECTIVE INVESTOR OUGHT TO KNOW BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS CALL OR WRITE US
AT: P.O. BOX 10366, DES MOINES, IOWA 50306-0366 (800) 343-8496.

THIS STATEMENT OF ADDITIONAL INFORMATION IS DATED MAY 1, 2001.


                                TABLE OF CONTENTS

                                                                            Page

COMPANY

EXPERTS

CUSTODIAN

LEGAL OPINIONS

DISTRIBUTION
     Reduction or Elimination of the Withdrawal Charge

CALCULATION OF PERFORMANCE INFORMATION
     Total Return
     Performance Information
     Historical Unit Values
     Reporting Agencies

FEDERAL TAX STATUS
     General
     Diversification
     Multiple Contracts
     Partial 1035 Exchanges
     Contracts Owned by Other than Natural Persons
     Tax Treatment of Assignments or Transfer of Ownership
     Gifting a Contract
     Death Benefits
     Income Tax Withholding
     Tax Treatment of Withdrawals - Non-Qualified Contracts
     Qualified Plans Tax Treatment of Withdrawals - Qualified Contracts Tax-Sheltered Annuities - Withdrawal Limitations
     Required Distributions

ANNUITY PROVISIONS
     Variable Annuity
     Fixed Annuity
     Annuity Unit Value
     Net Investment Factor
     Mortality and Expense Guarantee

FINANCIAL STATEMENTS


                                     COMPANY

MetLife Investors Insurance Company ("MetLife Investors" or the "Company") was originally incorporated on August 17, 1981 as Assurance Life Company, a Missouri corporation and changed its name to Xerox Financial Services Life Insurance Company in 1985. On June 1, 1995 a wholly-owned subsidiary of General American Life Insurance Company ("General American") purchased the Company from Xerox Financial Services, Inc. The Company changed its name to Cova Financial Services Life Insurance Company. On January 6, 2000, Metropolitan Life Insurance Company (MetLife) acquired GenAmerica Corporation, the ultimate parent company of General American Life. MetLife, headquartered in New York City since 1868, is a leading provider of insurance and financial products and services to individual and group customers. We changed our name to MetLife Investors Insurance Company on February 12, 2001. In certain sates the new name may not yet be approved. In those states, we will continue to use Cova Financial Services Life Insurance Company until our new name is approved.

The Company presently is licensed to do business in the District of Columbia and all states except California, Maine, New Hampshire, New York and Vermont.

                                     EXPERTS

The consolidated financial statements of the Company as of December 31, 2000 and for the year then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein (which report expresses an unqualified opinion and includes an explanatory paragraph that discusses the Company's change in basis of accounting as a result of a business combination accounted for as a purchase), and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The financial statements of the Separate Account as of December 31, 2000 and for each of the periods then ended included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, independent auditors, as stated in their report appearing herein, and have been so included in reliance upon the report of such firm given upon their authority as experts in accounting and auditing.

The consolidated financial statements of the Company as of December 31, 1999 and for the years ended December 31, 1999 and 1998 included in this Statement of Additional Information, have been so included in reliance on the report of KPMG LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing.

The statement of changes in net assets of the Separate Account for the year ended December 31, 1999, included in this Statement of Additional Information, have been so included in reliance on the report of KPMG LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing.



                                    CUSTODIAN

MetLife Investors Insurance Company, One Tower Lane, Oakbrook Terrace, IL 60181, is the custodian of the assets of the Separate Account. The custodian has custody of all cash of the Separate Account and handles the collection of proceeds of shares of the underlying funds bought and sold by the Separate Account.

                                 LEGAL OPINIONS

Blazzard, Grodd & Hasenauer, P. C., Westport, Connecticut has provided advice on certain matters relating to the federal securities and income tax laws in connection with the Contracts.

                                  DISTRIBUTION

MetLife  Investors  Distribution  Company  acts  as  the  distributor.   MetLife
Investors Distribution Company is an affiliate of the Company. The offering is on a continuous basis.

Reduction or Elimination of the Withdrawal Charge

The amount of the Withdrawal Charge on the Contracts may be reduced or eliminated when sales of the Contracts are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. The entitlement to reduction of the Withdrawal Charge will be determined by the Company after examination of all the relevant factors such as:

1. The size and type of group to which sales are to be made will be considered. Generally, the sales expenses for a larger group are less than for a smaller group because of the ability to implement large numbers of Contracts with fewer sales contacts.

2. The total amount of purchase payments to be received will be considered. Per Contract sales expenses are likely to be less on larger purchase payments than on smaller ones.

3. Any prior or existing relationship with the Company will be considered. Per Contract sales expenses are likely to be less when there is a prior existing relationship because of the likelihood of implementing the Contract with fewer sales contacts.

4. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales expenses.

If, after consideration of the foregoing factors, the Company determines that there will be a reduction in sales expenses, the Company may provide for a reduction or elimination of the Withdrawal Charge.

The Withdrawal Charge may be eliminated when the Contracts are issued to an officer, director or employee of the Company or any of its affiliates. In no event will any reduction or elimination of the Withdrawal Charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

                     CALCULATION OF PERFORMANCE INFORMATION

Total Return

From time to time, the Company may advertise performance data. Such data will show the percentage change in the value of an Accumulation Unit based on the performance of an investment portfolio over a period of time, usually a calendar year, determined by dividing the increase (decrease) in value for that unit by the Accumulation Unit value at the beginning of the period.

Any such advertisement will include total return figures for the time periods indicated in the advertisement. Such total return figures will reflect the deduction of the separate account product charges (including death benefit rider charges), the expenses for the underlying investment portfolio being advertised and any applicable account fee, withdrawal charges, and Living Benefit rider charge. For purposes of calculating performance information, the Living Benefit rider charge is reflected as a percentage of account value. Premium taxes are not reflected.

The hypothetical value of a contract purchased for the time periods described in the advertisement will be determined by using the actual Accumulation Unit values for an initial $1,000 purchase payment, and deducting any applicable account fee and any applicable withdrawal charges to arrive at the ending hypothetical value. The average annual total return is then determined by computing the fixed interest rate that a $1,000 purchase payment would have to earn annually, compounded annually, to grow to the hypothetical value at the end of the time periods described. The formula used in these calculations is:

                          n
                 P (1 + T)  =  ERV

Where:

     P =          a hypothetical initial payment of $1,000

     T =          average annual total return

     n =          number of years

   ERV = ending redeemable value at the end of the time periods used (or fractional portion thereof) of a hypothetical $1,000 payment made at the beginning of the 1,5 or 10 year periods used.

The Company may also advertise performance data which will be calculated in the same manner as described above but which will not reflect the deduction of any account fee, withdrawal charge, and Living Benefit rider charge. Premium taxes are not reflected. The deduction of such charges would reduce any percentage increase or make greater any percentage decrease.

Owners should note that the investment results of each investment portfolio will fluctuate over time, and any presentation of the investment portfolio's total return for any period should not be considered as a representation of what an investment may earn or what the total return may be in any future period.

The contracts are new and therefore have no performance history. However, the Separate Account and certain portfolios have been in existence for sometime and consequently have an investment performance history. In order to show how the historical investment performance of the Separate Account and the portfolios affect accumulation unit values, performance information was developed. The information is based upon the historical experience of the Separate Account and the portfolios and is for the periods shown. The prospectus (Appendix B) also contains performance information.

Future performance of the portfolios will vary and the results shown are not necessarily representative of future results. Performance for periods ending after those shown may vary substantially from the examples shown. The performance for a Portfolio is calculated for a specified period of time by assuming an initial purchase payment of $1,000 allocated to the Portfolio. There are performance figures for the Accumulation Units which reflect the separate account product charges (including death benefit rider charges) as well as the portfolio expenses. There are also performance figures for the Accumulation Units which reflect the separate account product charge (including death benefit rider charges), the account fee, Living Benefit rider charge, the portfolio expenses, and assume that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected. The percentage increases (decreases) are determined by subtracting the initial purchase payment from the ending value and dividing the remainder by the beginning value. The performance may also show figures when no withdrawal is assumed.

PERFORMANCE INFORMATION

Future performance will vary and the results shown are not necessarily representative of future results.

Note: The figures below present investment performance information for the periods ended December 31, 2000. While these numbers represent the returns as of that date, they do not represent performance information of the portfolios since that date. Performance information for the periods after December 31, 2000 may be different than the numbers shown below.

PART 1 - SEPARATE ACCOUNT PERFORMANCE

There are 4 charts below. Each chart presents performance information based upon which riders you select.

Chart 1 is for contracts with the Annual Step-Up death benefit with no additional riders.

Chart 2 is for contracts with the Compounded-Plus death benefit.

Chart 3 is for contracts with the Annual Step-Up death benefit and the Additional Death Benefit - Earnings Preservation benefit.

Chart 4 is for contracts with the Compounded-Plus death benefit and the Additional Death Benefit - Earnings Preservation benefit.


         o Column A presents performance figures for the accumulation units which reflect the separate account product charges (including death benefit rider charges), the account fee, and Living Benefit rider charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.
         o Column B presents performance figures for the accumulation units which reflect the separate account product charges (including death benefit rider charges) and fees and expenses of each portfolio.

Total Return for the periods ended December 31, 2000:

CHART 1

- ----------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects separate
                                                                      charges and                       account product charges
                                                                  portfolio expenses)                   and portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                                Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance
Funds

   AIM V.I. Capital
     Appreciation                   12/31/97               -17.95%        n/a         12.16%         -12.17%      n/a       13.82%

   AIM V.I. International
     Equity                         12/31/97               -33.10%        n/a          6.37%         -27.37%      n/a        8.17%

   AIM V.I. Value                   12/31/97               -21.63%        n/a         10.40%         -15.85%      n/a       12.09%


- ----------------------------------------------------------------------------------------------------------------------------------


Alliance Variable Products Series Fund, Inc. (Class B)(1)

Premier Growth                     12/31/97                -23.70%        n/a         -9.67%         -17.93%      n/a       -5.39%
------------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.

VP Income & Growth                 11/19/99                -17.64%        n/a        -13.58%         -11.86%      n/a       -8.16%

VP International                   11/19/99                -23.74%        n/a         -3.01%         -17.98%      n/a        2.38%

VP Value                           11/19/99                 10.61%        n/a          5.02%          16.50%      n/a       10.40%

------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund (2)
 (Service Shares)                  11/19/99                -16.35%        n/a        -12.34%         -10.55%      n/a       -6.93%

------------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund (Service Shares) (2)

Appreciation                        11/19/99                -7.95%        n/a        - 6.27%         - 2.12%      n/a       -0.87%
Disciplined Stock                   11/19/99               -16.32%        n/a        -12.48%         -10.52%      n/a       -7.07%

------------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (Service Class 2) (3)

Growth                              02/17/98               -18.00%        n/a         14.68%         -12.21%      n/a       16.60%

Equity-Income                       02/17/98                 0.78%        n/a          3.90%           6.64%      n/a        6.10%

------------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust,
Class 2 Shares

   Templeton International
     Securities (4)(5)(6)           5/1/98                 - 9.55%        n/a          0.45%         - 3.73%      n/a        2.89%

   Franklin Small Cap (5)(6)       3/01/99                 -21.75%        n/a         30.90%         -15.97%      n/a       33.96%

   Templeton Global Income
     Securities (5)(6)             2/26/99                 - 3.14%        n/a         -4.16%           2.70%      n/a       -0.71%

   Templeton Growth Securities(5)(6) 1/29/99               - 5.77%        n/a          7.47%           0.06%      n/a       10.55%

   Franklin Large Cap Growth
     Securities (5)(6)               2/26/99               - 1.84%        n/a         14.66%           4.00%      n/a       17.74%

   Templeton Developing Markets
     Securities(4)(5)(6)             5/01/98                -38.70%        n/a        -12.37%         -32.99%      n/a       -9.48%

   Mutual Shares Securities(5)(6)    4/30/98                  5.81%        n/a          2.47%          11.68%      n/a        4.86%

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust

Goldman Sachs VIT Growth and Income 01/29/98               -11.82%        n/a         -3.49%         - 6.01%      n/a       -1.11%
Goldman Sachs VIT Internet
Tollkeeper (SM)                     07/03/00                 n/a          n/a           n/a            n/a        n/a         n/a
Goldman Sachs VIT Global Income     01/29/98                 1.68%        n/a          2.14%           7.54%      n/a        4.33%
Goldman Sachs VIT International
 Equity                             01/29/98               -20.17%        n/a          6.44%         -14.39%      n/a        8.52%


------------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.

INVESCO VIF - Dynamics              11/19/99                -10.72%        n/a         -0.05%         - 4.91%      n/a        5.34%
INVESCO VIF - High Yield            11/19/99                -18.70%        n/a        -16.18%         -12.91%      n/a      -10.76%

------------------------------------------------------------------------------------------------------------------------------------
Liberty Variable Investment Trust

Newport Tiger Fund, Variable Series
   (Class A)                       12/31/97                -22.59%        n/a          6.58%         -16.82%      n/a        8.36%
------------------------------------------------------------------------------------------------------------------------------------
Met Investors Series Trust, Class B (7) (8)

   Lord Abbett Bond Debenture        5/1/96                - 6.67%        n/a          5.39%         - 0.84%      n/a        6.48%

   Lord Abbett Developing Growth    8/20/97                -25.91%        n/a          2.36%         -20.15%      n/a        4.08%

   J.P. Morgan International Equity  5/1/96                -23.87%        n/a          4.73%         -18.10%      n/a        5.83%

   J.P. Morgan Enhanced Index        5/1/96                -18.80%        n/a         14.34%         -13.02%      n/a       15.28%

   Lord Abbett Growth and Income(9) 12/11/89                 6.92%       14.85%       15.19%          12.79%     15.64%     15.65%

   Lord Abbett Mid-Cap Value        8/20/97                 44.41%        n/a         14.15%          50.42%      n/a       15.63%

   J.P. Morgan Quality Bond          5/1/96                  3.72%        n/a          4.11%           9.59%      n/a        5.23%

   J.P. Morgan Select Equity         5/1/96                -13.56%        n/a         10.57%         - 7.76%      n/a       11.56%

   J.P. Morgan Small Cap Stock       5/1/96                -17.77%        n/a          7.82%         -11.98%      n/a        8.87%

------------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust (Service Class) (10)

MFS Emerging Growth                  12/31/97              -26.54%        n/a         20.74%         -20.78%      n/a       22.26%
MFS Global Governments               12/31/97              - 2.81%        n/a         -0.17%           3.03%      n/a        1.77%
MFS Investors Trust                  12/31/97               -7.50%        n/a          5.88%         - 1.67%      n/a        7.67%
MFS High Income                      12/31/97              -13.59%        n/a         -3.63%         - 7.78%      n/a       -1.60%
MFS Research                         12/31/97              -12.07%        n/a         10.05%         - 6.26%      n/a       11.75%
MFS New Discovery                    09/01/00                n/a          n/a           n/a            n/a        n/a         n/a
------------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust

PIMCO High Yield Bond                11/19/99               -8.04%        n/a         -6.71%         - 2.21%      n/a       -1.31%
PIMCO Low Duration Bond              11/19/99                0.66%        n/a          0.15%           6.51%      n/a        5.54%
PIMCO StocksPLUS Growth and Income   11/19/99              -16.55%        n/a        -12.65%         -10.76%      n/a       -7.24%
PIMCO Total Return Bond              11/19/99                2.88%        n/a          1.23%           8.75%      n/a        6.62%


------------------------------------------------------------------------------------------------------------------------------------
Putnam Variable Trust, Class IB Shares (11)


Putnam VT Growth and Income          12/31/97                0.57%        n/a          4.77%           6.43%      n/a        6.58%
Putnam VT International Growth       12/31/97              -16.66%        n/a         16.46%         -10.86%      n/a       18.05%
Putnam VT International New
Opportunities                        12/31/97              -45.21%        n/a          9.55%         -39.52%      n/a       11.26%
Putnam VT New Value                  12/31/97               14.82%        n/a          5.86%          20.72%      n/a        7.66%
Putnam VT Vista                      12/31/97              -11.23%        n/a         17.25%         - 5.42%      n/a       18.83%
------------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Series I (Class B) (formerly,
 Scudder Variable Life Investment Fund) (12)

International                        11/19/97              -28.73%        n/a        -14.87%         -22.98%      n/a       -9.44%
------------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Series II (formerly,
 Kemper Variable Series)

Scudder Government Securities       02/26/99                 3.54%        n/a          2.81%           9.41%      n/a        4.67%
Scudder Small Cap Growth            01/29/98               -17.74%        n/a          9.20%         -11.95%      n/a       10.92%
Scudder Small Cap Value             01/29/98                -3.23%        n/a         -5.17%           2.61%      n/a       -3.08%
------------------------------------------------------------------------------------------------------------------------------------


CHART 2

- ----------------------------------------------------------------------------------------------------------------------------------


                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects separate
                                                                      charges and                       account product charges
                                                                  portfolio expenses)                   and portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                                Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance
Funds

   AIM V.I. Capital
     Appreciation                   12/31/97             -18.09%        n/a         11.99%        -12.30%       n/a      13.65%
   AIM V.I. International
     Equity                         12/31/97             -33.21%        n/a          6.20%        -27.48%       n/a       8.01%

   AIM V.I. Value                   12/31/97             -21.75%        n/a         10.23%        -15.98%       n/a      11.92%


- ----------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc. (Class B) (1)
  Premier Growth                   12/31/97              -23.82%     n/a           -9.81%        -18.06%     n/a      -5.53%

----------------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.

VP Income & Growth                 11/19/99              -17.78%      n/a          -13.72%        -11.99%     n/a      -8.30%
VP International                   11/19/99              -23.87%      n/a           -3.24%        -18.10%     n/a       2.15%
VP Value                           11/19/99               10.44%      n/a            4.84%         16.33%     n/a      10.23%
----------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund (Service Shares) (2)
                                   11/19/99              -16.47%      n/a          -12.44%        -10.67%     n/a      -7.02%

----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund (Service Shares) (2)

Appreciation                       11/19/99               -8.00%      n/a           -6.35%         -2.18%     n/a      -0.95%
Disciplined Stock                  11/19/99              -16.33%      n/a          -12.55%        -10.54%     n/a      -7.14%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (Service Class 2) (3)

Growth                             02/17/98              -18.13%      n/a           14.50%        -12.34%     n/a      16.43%
Equity-Income                      02/17/98                0.62%      n/a            3.74%          6.48%     n/a       5.94%
----------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust,
Class 2 Shares

   Templeton International
      Securities (4)(5)(6)           5/01/98               -9.70%      n/a            0.29%         -3.88%     n/a       2.74%

   Franklin Small Cap (5)(6)         3/01/99              -21.88%      n/a           30.70%        -16.10%     n/a      33.76%

   Templeton Global Income
     Securities (5)(6)               2/26/99               -3.29%      n/a           -4.32%          2.55%     n/a      -0.86%
   Templeton Growth
    Securities (5)(6)                1/29/99               -5.92%      n/a            7.27%         -0.09%     n/a      10.34%
   Templeton Developing
    Markets Securities(4)(5)(6)      5/01/98              -38.80%      n/a          -12.52%        -33.09%     n/a      -9.62%
   Mutual Shares Securities(5)(6)    4/30/98                5.64%      n/a            2.31%         11.51%     n/a       4.70%
   Franklin Large Cap Growth
     Securities(5)(6)                2/26/99               -2.00%      n/a           14.48%          3.85%     n/a      17.57%
- ---------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust

Goldman Sachs VIT
  Growth and Income                01/29/98              -11.96%      n/a           -3.65%         -6.15%     n/a      -1.26%
Goldman Sachs VIT Internet.
  Tollkeeper (SM)                  07/03/00                n/a        n/a            n/a            n/a       n/a       n/a
Goldman Sachs VIT
  Global Income                    01/29/98                1.52%      n/a            1.92%          7.38%     n/a       4.12%
Goldman Sachs VIT
  International Equity             01/29/98              -20.30%      n/a            6.24%        -14.52%     n/a       8.33%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO
Variable Investment Funds, Inc.

INVESCO VIF - Dynamics             11/19/99              -10.84%      n/a           -0.19%         -5.03%     n/a       5.20%
INVESCO VIF - High Yield           11/19/99              -18.83%      n/a          -16.32%        -13.04%     n/a     -10.90%
----------------------------------------------------------------------------------------------------------------------------------

Liberty
Variable Investment Trust
 Newport Tiger Fund,
   Variable Series (Class A)       12/31/97              -22.70%      n/a            6.41%        -16.93%     n/a       8.19%

----------------------------------------------------------------------------------------------------------------------------------

Met Investors Series Trust, Class B (7)(8)

   Lord Abbett Bond Debenture        5/1/96               -6.82%      n/a            5.23%         -0.99%     n/a        6.32%

   Lord Abbett Developing Growth    8/20/97              -26.03%      n/a            2.20%        -20.27%     n/a        3.92%

   J.P. Morgan International Equity  5/1/96              -23.99%      n/a            4.57%        -18.22%     n/a        5.68%

   J.P. Morgan Enhanced Index        5/1/96              -18.930      n/a           14.16%        -13.15%     n/a       15.11%

   Lord Abbett Growth and Income(9) 12/11/89               6.75%     14.68%         15.02%         12.63%    15.47%     15.48%

   Lord Abbett Mid-Cap Value        8/20/97               44.19%      n/a           13.80%         50.20%     n/a       15.29%

   J.P. Morgan Quality Bond          5/1/96                3.56%      n/a            3.94%          9.42%     n/a        5.07%

   J.P. Morgan Select Equity         5/1/96              -13.70%      n/a           10.40%         -7.90%     n/a       11.40%

   J.P. Morgan Small Cap Stock       5/1/96              -17.90%      n/a            7.66%        -12.11%     n/a        8.71%

- ----------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust (Service Class)(10)


MFS Emerging Growth                12/31/97              -26.65%      n/a           20.55%        -20.90%     n/a      22.08%
MFS Global Governments             12/31/97               -2.97%      n/a           -0.33%          2.88%     n/a       1.62%
MFS Investors Trust                12/31/97               -7.64%      n/a            5.72%         -1.82%     n/a       7.51%
MFS High Income                    12/31/97              -13.72%      n/a           -3.79%         -7.92%     n/a      -1.75%
MFS Research                       12/31/97              -12.21%      n/a            9.88%         -6.40%     n/a      11.58%
MFS New Discovery                  09/01/00                n/a        n/a            n/a            n/a       n/a       n/a
----------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust

 PIMCO High Yield Bond            11/19/99               -8.21%      n/a           -6.93%         -2.39%     n/a      -1.53%
 PIMCO Low Duration Bond          11/19/99               -0.07%      n/a           -0.62%          5.78%     n/a       4.77%
 PIMCO StocksPLUS
   Growth and Income              11/19/99              -16.67%      n/a          -12.80%        -10.88%     n/a      -7.38%
 PIMCO Total Return Bond          11/19/99                2.63%      n/a            1.12%          8.50%     n/a       6.50%
----------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust, Class IB Shares (11)

 Putnam VT Growth and Income      12/31/97                0.42%      n/a            4.61%          6.27%     n/a       6.43%
 Putnam VT International Growth   12/31/97              -16.79%      n/a           16.28%        -11.00%     n/a      17.87%
 Putnam VT International
   New Opportunities              12/31/97              -45.30%      n/a            9.38%        -39.61%     n/a      11.09%
 Putnam VT New Value              12/31/97               14.63%      n/a            5.69%         20.54%     n/a       7.49%
 Putnam VT Vista                  12/31/97              -11.37%      n/a           17.07%         -5.56%     n/a      18.65%
----------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Series I (Class B)(formerly, Scudder Variable Life Investment Fund) (12)

   International                  11/19/99              -28.84%      n/a          -15.00%        -23.09%     n/a      -9.58%

-----------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Series II (formerly, Kemper Variable Series)

Scudder Government Securities       02/26/99                3.36%      n/a            2.63%          9.23%     n/a       4.50%
Scudder Small Cap Growth            01/29/98              -17.87%      n/a            9.02%        -12.08%     n/a      10.74%
Scudder Small Cap Value             01/29/98               -3.38%      n/a           -5.33%          2.45%     n/a      -3.23%
-----------------------------------------------------------------------------------------------------------------------------



CHART 3

- ----------------------------------------------------------------------------------------------------------------------------------

                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects separate
                                                                      charges and                       account product charges
                                                                  portfolio expenses)                   and portfolio expenses)

- ----------------------------------------------------------------------------------------------------------------------------------

                                Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance
Funds

   AIM V.I. Capital
     Appreciation                   12/31/97             -18.17%       n/a         11.88%        -12.39%       n/a       13.54%

   AIM V.I. International
     Equity                         12/31/97             -33.29%       n/a          6.09%        -27.55%       n/a        7.90%

   AIM V.I. Value                   12/31/97             -21.84%       n/a         10.12%        -16.06%       n/a       11.81%

- ----------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc. (Class B) (1)

 Premier Growth                   12/31/97               -23.90%       n/a         -9.91%        -18.14%       n/a       -5.62%
----------------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.

 VP Income & Growth               11/19/99               -17.86%       n/a        -13.81%        -12.07%       n/a       -8.40%
 VP International                 11/19/99               -23.95%       n/a         -3.35%        -18.18%       n/a        2.05%
 VP Value                         11/19/99                10.33%       n/a          4.73%         16.22%       n/a       10.12%
----------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund (Service Shares)(2)

                                  11/19/99               -16.56%       n/a        -12.53%        -10.76%       n/a       -7.12%
---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund (Service Shares) (2)

Appreciation                      11/19/99                -8.10%       n/a         -6.45%         -2.27%       n/a       -1.05%
Disciplined Stock                 11/19/99               -16.42%       n/a        -12.55%        -10.63%       n/a       -7.14%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (Service Class 2) (3)

Growth                            02/17/98               -18.22%       n/a         14.38%        -12.43%       n/a       16.31%
Equity-Income                     02/17/98                 0.52%       n/a          3.63%          6.37%       n/a        5.84%
----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust,
Class 2 Shares

   Templeton International
     Securities (4)(5)(6)          5/1/98                 -9.79%       n/a          0.18%         -3.97%       n/a        2.63%
   Franklin Small Cap (5)(6)       3/1/99                -21.96%       n/a         30.57%        -16.19%       n/a       33.63%
   Templeton Global Income
     Securities (5)(6)            2/26/99                -3.39%       n/a         -4.42%          2.45%       n/a       -0.96%
   Templeton Developing
     Markets Securities(4)(5)(6)  5/01/98               -38.87%       n/a        -12.61%        -33.15%       n/a       -9.71%
   Mutual Shares Securities(5)(6) 4/30/98                 5.53%       n/a          2.20%         11.40%       n/a        4.60%

   Templeton Growth
    Securities (5)(6)             1/29/99                -6.01%       n/a          7.16%         -0.19%       n/a       10.23%

   Franklin Large Cap Growth
     Securities (5)(6)            2/26/99                -2.10%       n/a         14.36%          3.74%       n/a       17.45%
- ---------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust

Goldman Sachs VIT
   Growth and Income              01/29/98               -12.05%       n/a         -3.76%         -6.24%       n/a       -1.36%
Goldman Sachs VIT Internet
   Tollkeeper (SM)                07/03/00                 n/a         n/a          n/a            n/a         n/a        n/a
Goldman Sachs VIT
   Global Income                  01/29/98                 1.42%       n/a          1.81%          7.27%       n/a        4.02%
Goldman Sachs VIT
   International Equity           01/29/98               -20.38%       n/a          6.13%        -14.60%       n/a        8.22%
----------------------------------------------------------------------------------------------------------------------------------
INVESCO Variable Investment Funds, Inc.

INVESCO VIF - Dynamics            11/19/99               -10.94%       n/a         -0.29%         -5.13%       n/a        5.09%
INVESCO VIF - High Yield          11/19/99               -18.91%       n/a        -16.41%        -13.13%       n/a      -10.99%
----------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
 Newport Tiger Fund,
   Variable Series (Class A)     12/31/97               -22.78%       n/a          6.30%        -17.01%       n/a        8.08%
----------------------------------------------------------------------------------------------------------------------------------

Met Investors Series Trust, Class B (7) (8)

   Lord Abbett Bond Debenture        5/1/96               -6.91%       n/a          5.12%         -1.09%       n/a        6.21%

   Lord Abbett Developing Growth    8/20/97              -26.11%       n/a          2.09%        -20.35%       n/a        3.82%

   J.P. Morgan International Equity  5/1/96              -24.07%       n/a          4.37%        -18.30%       n/a        5.48%

   J.P. Morgan Enhanced Index        5/1/96              -19.02%       n/a         14.05%        -13.23%       n/a       14.99%

   Lord Abbett Growth and Income(9) 12/11/89               6.64%     14.56%        14.91%         12.51%      15.35%     15.37%

   Lord Abbett Mid-Cap Value        8/20/97               44.04%       n/a         13.80%         50.05%       n/a       15.29%

   J.P. Morgan Quality Bond          5/1/96                3.45%       n/a          3.84%          9.32%       n/a        4.97%

   J.P. Morgan Select Equity         5/1/96              -13.79%       n/a         10.29%         -7.99%       n/a       11.29%

   J.P. Morgan Small Cap Stock       5/1/96              -17.98%       n/a          7.55%        -12.20%       n/a        8.60%
-----------------------------------------------------------------------------------------------------------------------------------
MFS Variable Insurance Trust (Service Class) (10)

MFS Emerging Growth               12/31/97               -26.73%       n/a         20.43%        -20.97%       n/a       21.95%
MFS Global Governments            12/31/97                -3.07%       n/a         -0.43%          2.77%       n/a        1.51%
MFS Investors Trust               12/31/97                -7.74%       n/a          5.61%         -1.92%       n/a        7.40%
MFS High Income                   12/31/97               -13.81%       n/a         -3.89%         -8.01%       n/a       -1.84%
MFS Research                      12/31/97               -12.30%       n/a          9.77%         -6.49%       n/a       11.47%
MFS New Discovery                 09/01/00                 n/a         n/a          n/a            n/a         n/a        n/a
----------------------------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust

PIMCO High Yield Bond             11/19/99                -8.31%       n/a         -7.03%         -2.49%       n/a       -1.63%
PIMCO Low Duration Bond           11/19/99                -0.18%       n/a         -0.72%          5.67%       n/a        4.67%
PIMCO StocksPLUS
   Growth and Income              11/19/99               -16.76%       n/a        -12.90%        -10.97%       n/a       -7.49%
PIMCO Total Return Bond           11/19/99                 2.53%       n/a          1.01%          8.39%       n/a        6.40%
----------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust, Class IB Shares (11)

Putnam VT Growth and Income       12/31/97                 0.31%       n/a          4.50%          6.16%       n/a        6.32%
Putnam VT International Growth    12/31/97               -16.88%       n/a         16.16%        -11.08%       n/a       17.75%
Putnam VT International
   New Opportunities              12/31/97               -45.36%       n/a          9.27%        -39.67%       n/a       10.98%
Putnam VT New Value               12/31/97                14.52%       n/a          5.58%         20.42%       n/a        7.39%
Putnam VT Vista                   12/31/97               -11.47%       n/a         16.95%         -5.65%       n/a       18.53%
----------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series I (Class B) (formerly, Scudder Variable Life Investment Fund)(12)

International                     11/19/99               -28.92%       n/a        -15.09%        -23.17%       n/a       -9.67%

Scudder Variable Series II (formerly, Kemper Variable Series)

Scudder Government Securities      02/16/99               3.25%       n/a           2.53%          9.12%       n/a        4.40%
Scudder Small Cap Growth           01/29/98             -17.96%       n/a           8.91%        -12.17%       n/a       10.63%
Scudder Small Cap Value            01/29/98              -3.49%       n/a          -5.43%          2.35%       n/a       -3.33%
----------------------------------------------------------------------------------------------------------------------------------


CHART 4

- ----------------------------------------------------------------------------------------------------------------------------------

                                                                                    Accumulation Unit Performance

                                                                       Column A                                Column B
                                                                     (reflects all                        (reflects separate
                                                                      charges and                       account product charges
                                                                  portfolio expenses)                   and portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                                Separate Account
                                 Inception Date                                    Since                                Since
Portfolio                        in Portfolio               1 yr         5 yrs     inception          1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------
AIM Variable Insurance
Funds

   AIM V.I. Capital
     Appreciation                   12/31/97             -18.31%       n/a         11.70%        -12.52%       n/a       13.37%

   AIM V.I. International
     Equity                         12/31/97             -33.40%       n/a          5.93%        -27.66%       n/a        7.74%

   AIM V.I. Value                   12/31/97             -21.97%       n/a          9.95%        -16.19%       n/a       11.64%
- ----------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc. (Class B) (1)

Premier Growth                   12/31/97                -24.03%       n/a        -10.05%        -18.26%       n/a       -5.77%
- ----------------------------------------------------------------------------------------------------------------------------------


American Century Variable Portfolios, Inc.

VP Income & Growth                 11/19/99              -17.99%       n/a        -13.95%        -12.21%       n/a       -8.53%
VP International                   11/19/99              -24.07%       n/a         -3.44%        -18.31%       n/a        1.96%
VP Value                           11/19/99               10.16%       n/a          4.55%         16.04%       n/a        9.95%
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund (2)
   (Service Shares)                11/19/99              -16.69%       n/a        -12.67%        -10.90%       n/a       -7.26%
------------------------------------------------------------------------------------------------------------------------------------

Dreyfus Variable Investment Fund (Service Shares)(2)
Appreciation                       11/19/99               -8.24%       n/a         -6.60%         -2.42%       n/a       -1.20%
Disciplined Stock                  11/19/99              -16.55%       n/a        -12.78%        -10.76%       n/a       -7.37%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (Service Class 2)(3)
Growth                             02/17/98              -18.35%       n/a         14.20%        -12.56%       n/a       16.14%
Equity-Income                      02/17/98                0.36%       n/a          3.47%          6.21%       n/a        5.68%

----------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust,
Class 2 Shares

 Templeton International
   Securities (4)(5)(6)               5/1/98              -9.93%       n/a          0.02%         -4.12%       n/a        2.48%

 Franklin Small Cap (5)(6)            3/1/99             -22.09%       n/a         30.37%        -16.32%       n/a       33.43%

 Templeton Global Income
   Securities (5)(6)                 2/26/99              -3.54%       n/a         -4.57%          2.30%       n/a       -1.11%

 Templeton Growth
   Securities (5)(6)                 1/29/99              -6.17%       n/a          6.99%         -0.33%       n/a       10.07%

 Templeton Developing Markets
   Securities(4)(5)(6)               05/01/98             -38.97%       n/a        -12.75%        -33.25%       n/a       -9.84%

 Mutual Shares Securities(5)(6)      04/30/98               5.36%       n/a          2.04%         11.24%       n/a        4.44%

 Franklin Large Cap Growth
   Securities(5)(6)                   2/26/99              -2.25%       n/a         14.19%          3.59%       n/a       17.28%

- ----------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust

Goldman Sachs VIT
   Growth and Income                01 29/98             -12.19%       n/a         -3.91%         -6.38%       n/a       -1.51%
Goldman Sachs VIT Internet
   Tollkeeper (SM)                  07/03/00               n/a         n/a          n/a            n/a         n/a        n/a
Goldman Sachs VIT
   Global Income                    01/29/98               1.26%       n/a          1.65%          7.11%       n/a        3.86%
Goldman Sachs VIT
   International Equity             01/29/98             -20.51%       n/a          5.97%        -14.73%       n/a        8.06%
----------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.

INVESCO VIF - Dynamics              11/19/99             -11.08%       n/a         -0.45%         -5.27%       n/a        4.93%
INVESCO VIF - High Yield            11/19/99             -19.04%       n/a        -16.55%        -13.26%       n/a      -11.12%
----------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
Newport Tiger Fund,
   Variable Series (Class A)       12/31/97              -22.91%       n/a          6.13%        -17.14%       n/a        7.92%
----------------------------------------------------------------------------------------------------------------------------------

Met Investors Series Trust, Class B (7)(8)

   Lord Abbett Bond Debenture        5/1/96               -7.06%       n/a          4.95%         -1.24%       n/a        6.05%

   Lord Abbett Developing Growth    8/20/97              -26.23%       n/a          2.20%        -20.47%       n/a        3.92%

   J.P. Morgan International Equity  5/1/96              -24.19%       n/a          4.20%        -18.42%       n/a        5.32%

   J.P. Morgan Enhanced Index        5/1/96              -19.15%       n/a         13.87%        -13.36%       n/a       14.82%

   Lord Abbett Growth and Income(9) 12/11/89               6.47%      14.39%       14.73%         12.35%      15.18%     15.19%

   Lord Abbett Mid-Cap Value        8/20/97               43.82%       n/a         13.50%         49.82%       n/a       15.00%

   J.P. Morgan Quality Bond          5/1/96                3.29%       n/a          3.68%          9.15%       n/a        4.81%

   J.P. Morgan Select Equity         5/1/96              -13.93%       n/a         10.12%         -8.13%       n/a       11.12%

   J.P. Morgan Small Cap Stock       5/1/96              -18.12%       n/a          7.38%        -12.33%       n/a        8.44%

--------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Service Class) (10)

MFS Emerging Growth                12/31/97             -26.85%       n/a         20.24%        -21.09%       n/a       21.77%
MFS Global Governments             12/31/97              -3.22%       n/a         -0.59%          2.62%       n/a        1.36%
MFS Investors Trust                12/31/97              -7.89%       n/a          5.44%         -2.06%       n/a        7.24%
MFS High Income                    12/31/97             -13.95%       n/a         -4.04%         -8.15%       n/a       -1.99%
MFS Research                       12/31/97             -12.44%       n/a          9.60%         -6.63%       n/a       11.31%
MFS New Discovery                  09/01/00               n/a         n/a          n/a            n/a         n/a        n/a
----------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust
PIMCO High Yield Bond              11/19/99              -8.46%       n/a         -7.18%         -2.64%       n/a       -1.77%
PIMCO Low Duration Bond            11/19/99              -0.34%       n/a         -0.88%          5.52%       n/a        4.51%
PIMCO StocksPLUS
   Growth and Income               11/19/99             -16.90%       n/a        -13.04%        -11.10%       n/a       -7.63%
PIMCO Total Return Bond            11/19/99               2.36%       n/a          0.85%          8.22%       n/a        6.24%
----------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust, Class IB Shares (11)

Putnam VT Growth and Income        12/31/97                0.15%       n/a          4.33%          6.00%       n/a        6.16%
Putnam VT International Growth     12/31/97              -17.01%       n/a         15.98%        -11.22%       n/a       17.57%
Putnam VT International
   New Opportunities               12/31/97              -45.45%       n/a          9.10%        -39.76%       n/a       10.81%
Putnam VT New Value                12/31/97               14.34%       n/a          5.42%         20.24%       n/a        7.23%
Putnam VT Vista                    12/31/97              -11.61%       n/a         16.77%         -5.80%       n/a       18.35%
----------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series I (Class B) (formerly,
 Scudder Variable Life Investment Fund) (12)


International                       11/19/99             -29.03%       n/a        -15.23%        -23.28%       n/a       -9.80%
--------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series II (formerly, Kemper Variable Series)

Scudder Government Securities     02/26/99                3.09%       n/a          2.37%          8.95%       n/a        4.24%
Scudder Small Cap Growth          01/29/98              -18.09%       n/a          8.74%        -12.30%       n/a       10.46%
Scudder Small Cap Value           01/29/98               -3.64%       n/a         -5.58%          2.20%       n/a       -3.48%

(1) Performance information shown reflects the deduction of a .25% 12b-1 fee.

(2) Performance information shown is for the Initial Class Shares of the Fund. The Service Class Shares have a .25% 12b-1 fee. If this fee were reflected in the performance information shown, performance would be lower.

(3) Service Class 2 Shares include an asset-based distribution fee (12b-1 fee). The initial offering of Service Class 2 shares took place on January 12, 2000, at which time a .25% 12b-1 fee was imposed. Returns prior to that date do not include the effect of the Service Class 2 .25% 12b-1 fee. Returns listed would have been lower for each Portfolio if the Service Class fee structure had been in place and was reflected in the performance.

(4) For the Templeton Developing Markets Securities Fund and Templeton International Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets and International Funds, respectively.

(5)  Ongoing  stock  market  volatility  can  dramatically   change  the  fund's
short-term performance; current results may differ.

(6) Because Class 2 shares were not offered until 1/6/99 (5/1/97 for Templeton Developing Markets Securities and Templeton International Securities Funds), standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning on 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(7) Pursuant to an Agreement and Plan of Reorganization the portfolios of Cova Series Trust ("Predecessor Fund") have been reorganized into corresponding portfolios of Met Investors Series Trust. The assets of the portfolios of the Predecessor Fund were transferred to corresponding portfolios of Met Investors Series Trust. Performance information shown above reflects historical performance of each Predecessor Fund portfolio. Each portfolio of Met Investors Series Trust will be managed by the same investment manager using the same investment objective and strategy as its Predecessor Fund portfolio.

(8)  For  periods  prior  to  the  inception  of  Class  B  shares,  performance information shown is the performance of the shares of the portfolio's Predecessor Fund adjusted to reflect Class B 12b-1 fees. The Predecessor Fund shares did not pay Rule 12b-1 fees.

(9) On February 12, 2001, the assets of the Lord Abbett Growth and Income Portfolio of Cova Series Trust were transferred to the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust. Sub-account performance shown reflects historical performance of the Cova Series Trust portfolio (from January 8, 1999 through December 31, 2000) and of the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. (from December 11, 1989 through January 7, 1999). On January 8, 1999 all of the assets of the sub-account were transferred from the Growth and Income Portfolio of Lord Abbett Series Fund, Inc. to the Lord Abbett Growth and Income Portfolio of Cova Series Trust pursuant to a substitution order issued by the Securities and Exchange Commission. Lord, Abbett & Co. has managed the assets underlying this sub-account since its inception in 1989, pursuant to the same investment objective and strategy to be used by the Lord Abbett Growth and Income Portfolio of Met Investors Series Trust.

(10) Service Class Shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had Service Class shares been offered for the entire period.

(11) Performance information shown reflects the deduction of a .15% 12b-1 fee. The estimated 12b-1 fee for the year ending December 31, 2001 is .25% for each Fund. If this higher 12b-1 fee had been in effect, the performance information shown would be lower.

(12)  Performance information shown reflects the deduction of a .25% 12b-1 fee.

- ------------------------------------------------------------------------------
PART 2 - HISTORICAL FUND PERFORMANCE

The contracts are new and therefore have no performance history. However, certain portfolios have been in existence for some time and have an investment history. In order to show how the historical performance of the portfolios affects the contract's accumulation unit values, the following performance information was developed.

The information is based upon the historical experience of the portfolios and is for the periods shown. The charts below show the investment performance of the portfolios and the accumulation unit performance calculated by assuming that the contracts were invested in the portfolios for the same periods.

There are 4 charts below. Each chart presents performance information based upon which riders you select.

Chart 1 is for contracts with the Annual Step-Up death benefit with no additional riders.

Chart 2 is for contracts with the Compounded-Plus death benefit.

Chart 3 is for contracts with the Annual Step-Up death benefit and the Additional Death Benefit - Earnings Preservation benefit.

Chart 4 is for contracts with the Compounded-Plus death benefit and the Additional Death Benefit - Earnings Preservation benefit.

o The performance figures in Column A reflect the fees and expenses paid by each portfolio.

o Column B presents performance figures for the accumulation units which reflect the separate account product charges (including death benefit rider charges), the account fee, and Living Benefit rider charge, the fees and expenses of each portfolio, and assumes that you make a withdrawal at the end of the period and therefore the withdrawal charge is reflected.

o Column C presents performance figures for the accumulation units which reflect the separate account product charges (including death benefit rider charges) and the fees and expenses of each portfolio.

Total Return for the periods ended December 31, 2000:


CHART 1


- ----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects separate
                                             Portfolio Performance              charges and             account product charges
                                                   Column A                  portfolio expenses)        and portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds

   AIM V.I. Capital
     Appreciation         5/5/93         -10.91% 15.45%   17.37%      -17.95%   13.06%   15.29%    -12.17%   13.86%   15.75%

   AIM V.I.
     International Equity 5/5/93         -26.40% 11.09%   11.62%      -33.10%    8.81%    9.69%    -27.37%    9.65%   10.14%

   AIM V.I. Value         5/5/93         -14.65% 15.87%   17.33%      -21.63%   13.48%   15.24%    -15.85%   14.28%   15.71%

- ----------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc. (Class B) (1)

Premier Growth            7/14/99      -16.78%   n/a    -4.03%     -23.70%       n/a     -8.38%     -17.93     n/a    -5.39%
----------------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.

VP Income & Growth        10/30/97     -10.62%   n/a    12.28%     -17.64%       n/a      9.06%     -11.86%     n/a    10.71%

VP International          05/01/94     -16.83% 17.07%   13.64%     -23.74%       14.68%   11.45%    -17.98%   15.46%   12.06%
VP Value                  05/01/96      18.14%   n/a    12.59%      10.61%       n/a      10.01%     16.50%    n/a     11.02%

----------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund (Service Shares) (2)
                          09/28/89      -9.28% 17.98%   16.97%     -16.35%       15.54%   14.87%    -10.55%   16.31%   15.34%

----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund (Service Shares) (2)

Appreciation              04/05/93      -0.65% 18.31%   17.15%     - 7.95%       15.88%   15.04%    - 2.12%   16.65%   15.51%

Disciplined Stock         08/01/96      -9.14%   n/a    17.60%     -16.32%        n/a      15.02%    -10.52%    n/a     15.96%

----------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (Service Class 2) (3)

High Income               09/19/85       -22.87%  1.35%    9.78%     -29.68%    -1.05%    7.83%    -23.94%   -0.06%    8.26%

Growth                    10/09/86       -11.21% 19.19%   19.98%     -18.00%    16.82%   17.88%    -12.21%   17.59%   18.34%

Equity-Income             10/09/86        8.13% 13.40%   17.30%       0.78%    10.99%   15.20%      6.64%   11.81%   15.66%


----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust,
Class 2 Shares

 Templeton International
  Securities Fund (4)(5)(6) 5/01/92      - 2.38% 13.11%   13.06%      -9.55%    10.73%   11.05%    - 3.73%   11.55%   11.50%
 Franklin Small Cap
     Fund (5)(6)           11/01/95       -14.76% 20.23%   20.04%      -21.75%   17.81%   17.64%    -15.97%   18.57%   18.40%
 Franklin Large Cap Growth
    Securities Fund (5)(6) 04/30/96        5.46%   n/a    18.81%      -1.84%     n/a     16.26%      4.00%     n/a    17.19%
  Templeton Global Income
    Securities Fund (5)(6) 01/24/89        4.14%  3.31%    5.29%      -3.14%     0.91%    3.38%      2.70%    1.87%    3.83%
  Templeton Growth Securities
    Fund (5)(6)           03/15/94         1.47% 12.96%   11.83%      -5.77%    10.58%    9.67%      0.06%   11.41%   10.29%
  Templeton Developing
    Markets Securities
    Fund(4)(5)(6)          3/04/96        -32.04%  n/a    -11.71%     -38.70%      n/a   -14.72%    -32.99%     n/a    -12.94%
  Mutual Shares
     Securities(5)(6)     11/08/96      13.25%  n/a     11.48%       5.81%      n/a     8.79%     11.68%     n/a      9.93%

------------------------------------------------------------------------------------------------------------------------------------

Goldman Sachs Variable Insurance Trust

Goldman Sachs VIT Growth
and Income               01/12/98       -4.68%   n/a      1.97%     -11.82%     n/a     -1.73%     -6.01%    n/a     0.56%
Goldman Sachs VIT Internet
Tollkeeper (SM)          05/01/00         n/a    n/a    -32.00%       n/a       n/a    -39.87%       n/a     n/a   -32.63%
Goldman Sachs VIT
Global Income            01/12/98        9.03%   n/a      5.39%       1.68%     n/a      1.81%      7.54%    n/a     3.99%
Goldman Sachs VIT
International Equity     01/12/98      -13.15%   n/a     11.29%     -20.17%     n/a      7.79%    -14.39%    n/a     9.80%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.

INVESCO VIF - Dynamics    08/25/97      -3.55%   n/a     20.18%     -10.72%     n/a     17.11%     -4.91%    n/a    18.55%
INVESCO VIF - High Yield  05/26/94     -11.68%  6.00%     7.50%     -18.70%     3.62%    5.37%    -12.91%   4.53%    6.02%

----------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust

Newport Tiger Fund,
Variable Series (Class A) 05/01/95      -15.63%  0.40%     2.86%   -22.59%      -2.03%     0.51%  -16.82%  -1.00%     1.43%
----------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Service Class) (7)

MFS Emerging Growth       07/24/95     -19.66% 22.13%    23.78%   -26.54%      19.68%    21.35%  -20.78%   20.43%   22.06%
MFS Global Governments    06/14/94       4.48%  2.48%     4.13%    -2.81%       0.07%     1.98%    3.03%    1.06%    2.68%
MFS Investors Trust       10/09/95      -0.29% 16.02%    16.70%   - 7.50%      13.61%    14.31%   -1.67%   14.40%   15.08%
MFS High Income           07/26/95      -6.48%  4.77%     5.37%   -13.59%       2.38%     3.02%   -7.78%    3.31%    3.90%
MFS Research              07/26/95      -4.98% 16.43%    17.18%   -12.07%      14.03%    14.82%   -6.26%   14.82%   15.57%
MFS New Discovery         04/29/98      -2.05%   n/a     22.96%   - 9.28%       n/a      19.19%   -3.46%     n/a    21.20%
----------------------------------------------------------------------------------------------------------------------------------
New England Zenith Fund

Davis Venture
   Value (Class E) (8)   10/31/94         9.31% 19.66%   21.32%       1.93%    17.24%   19.03%      7.79%   18.00%   19.61%

Harris Oakmark Mid-Cap
   Value (Class B)(9)    04/30/93        20.13%  9.26%   11.51%      12.58%     6.87%    9.51%     18.47%    7.74%    9.93%

------------------------------------------------------------------------------------------------------------------------------------
PIMCO Variable Insurance Trust

PIMCO High Yield Bond     04/30/98      -0.86%   n/a     1.47%    -8.04%        n/a     -2.47%    -2.21%     n/a     0.06%
PIMCO Low Duration Bond   02/16/99       7.41%   n/a     5.31%     0.66%        n/a      0.93%     6.51%     n/a     4.22%
PIMCO StocksPLUS Growth
   and Income             12/31/97      -9.50%   n/a    12.19%   -16.55%        n/a      8.91%   -10.76%     n/a    10.63%
PIMCO Total Return Bond   12/31/97      10.15%   n/a     5.97%     2.88%        n/a      1.94%     8.75%     n/a     3.82%

----------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust, Class IB Shares (10)

Putnam VT Growth
and Income               12/01/98        7.92%  13.76%  14.50%     0.57%      11.36%   12.45%      6.43%   12.18%   12.91%
Putnam VT International
Growth                   01/02/97       -9.61%   n/a    18.79%   -16.66%       n/a     15.93%    -10.86%     n/a    17.14%
Putnam VT International
New Opportunities        01/02/97      -38.67%   n/a     9.42%   -45.21%       n/a      6.51%    -39.52%     n/a     7.89%
Putnam VT New Value      01/02/97       22.37%   n/a    11.22%    14.82%       n/a      8.30%     20.72%     n/a     9.65%
Putnam VT Vista          01/02/97       -4.09%   n/a    21.17%   -11.23%       n/a     18.31%     -5.42%     n/a    19.48%
----------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series I (Class B) (formerly, Scudder Variable Life Investment Fund)(11)

International            05/08/97      -21.73%   n/a    10.94%  -28.73%        n/a      7.72%    -22.98%     n/a     9.33%
----------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series II (formerly, Kemper Variable Series)

Scudder Government
Securities                09/03/87      10.93%  6.31%     7.52%      3.54%      3.57%     5.29%     9.41%   4.50%    5.74%

Scudder Small Cap Growth  05/02/94     -10.71% 19.66%    19.65%    -17.74%     17.16%    17.41%   -11.95%  17.92%   18.00%

Scudder Small Cap Value   05/01/96       4.05%   n/a      3.56%    - 3.23%       n/a      0.93%     2.61%    n/a     2.12%
----------------------------------------------------------------------------------------------------------------------------------


CHART 2
- ----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects separate
                                             Portfolio Performance              charges and             account product charges
                                                   Column A                  portfolio expenses)        and portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                    10 yrs or                     10 yrs or                     10 yrs or
                          Inception                     since                         since                         since
Portfolio                 Date       1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds

   AIM V.I. Capital
     Appreciation         5/5/93    -10.91% 15.45%   17.37%      -18.09%   12.89%   15.11%     -12.30%   13.69%   15.58%

   AIM V.I.
     International Equity 5/5/93    -26.40% 11.09%   11.62%      -33.21%    8.65%    9.52%     -27.48%    9.49%    9.98%
   AIM V.I. Value         5/5/93    -14.65% 15.87%   17.33%      -21.75%   13.31%   15.07%     -15.98%   14.11%   15.54%

- ----------------------------------------------------------------------------------------------------------------------------------
Alliance Variable Products Series Fund, Inc. (Class B)(1)

Premier Growth         07/14/99    -16.78%  n/a     -4.03%      -23.82%     n/a    -8.52%      -18.06%    n/a    -5.53%

----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.

VP Income & Growth   10/30/97      -10.62%  n/a     12.28%      -17.78%     n/a     8.89%      -11.99%    n/a    10.54%
VP International     05/01/94      -16.83% 17.07%   13.64%      -23.87%   14.48%   11.26%      -18.10%   15.27%  11.88%

VP Value             05/01/96       18.14%  n/a     12.59%       10.44%     n/a     9.84%       16.33%    n/a    10.85%
----------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund (Service Shares)(2)
                  09/28/89     -9.28% 17.98%    16.97%      -16.47%   15.38%   14.71%     -10.67%   16.15%   15.17%

-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund (Service Shares) (2)

Appreciation        04/05/93       -0.65% 18.31%   17.15%       -8.00%    15.72%   14.88%      -2.18%   16.49%   15.35%

Disciplined Stock   08/01/96       -9.14%  n/a     17.60%      -16.33%     n/a     14.87%     -10.54%    n/a     15.81%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (Service Class 2) (3)

High Income         09/19/85      -22.87%  1.35%    9.78%      -29.80%   -1.21%     7.66%     -24.05%   -0.21%    8.09%

Growth              10/09/86      -11.21% 19.19%   19.98%      -18.13%   16.64%    17.70%     -12.34%   17.41%   18.16%

Equity-Income       10/09/86        8.13% 13.40%   17.30%        0.62%   10.82%    15.03%       6.48%   11.64%   15.49%
----------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust,
Class 2 Shares

  Templeton
     International
     Securities
     Fund(4)(5)(6)        5/01/92     -2.38% 13.11%   13.06%       -9.70%    10.56%   10.88%     - 3.88%   11.38%   11.34%

  Franklin Small Cap
     Fund (5)(6)       11/01/95    -14.76% 20.23%   20.04%      -21.88%    17.63%   17.46%     -16.10%   18.39%   18.22%

  Franklin Large Cap
     Growth Securities
     Fund (5)(6)       04/30/96      5.46%   n/a    18.81%       -2.00%     n/a     16.09%       3.85%     n/a    17.02%

  Templeton Global
    Income Securities
    Fund (5)(6)        01/24/89      4.14%  3.31%    5.29%       -3.29%     0.75%    3.23%       2.55%    1.72%    3.67%

  Templeton Growth Securities
    Fund (5)(6)          03/15/94    1.47% 12.96%   11.83%       -5.92%    10.41%    9.51%      -0.09%   11.24%   10.13%

 Templeton Developing Markets
    Securities
    Fund (4)(5)(6) 3/04/96         -32.04%  n/a    -11.71%      -38.80%     n/a    -14.85%     -33.09%    n/a    -13.07%

  Mutual Shares Securities
      Fund(5)(6)     11/08/96       13.25%  n/a     11.48%        5.64%     n/a      8.62%      11.51%    n/a      9.77%
- ----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust

Goldman Sachs VIT
Growth and Income   01/12/98     -4.68%  n/a       1.97%       -11.96%     n/a     -1.89%     -6.15%    n/a      0.41%

Goldman Sachs VIT
Internet
Tollkeeper (SM)     05/01/00       n/a   n/a     -32.00%         n/a       n/a    -39.95%      n/a      n/a    -32.71%

Goldman Sachs VIT
Global Income       01/12/98      9.03%  n/a       5.39%        1.52%      n/a      1.59%     7.38%    n/a       3.79%

Goldman Sachs VIT
International
Equity              01/12/98    -13.15%  n/a      11.29%      -20.30%      n/a     7.60%    -14.52%    n/a       9.61%

----------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.

INVESCO VIF -
Dynamics          08/25/97     -3.55%  n/a       20.18%      -10.84%     n/a     16.94%    -5.03%    n/a      18.38%

INVESCO VIF -
High Yield        05/26/94     -11.68%  6.00%      7.50%      -18.83%    3.46%     5.21%   -13.04%    4.37%     5.86%
----------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust

Newport Tiger Fund, Variable
  Series (Class A) 05/01/96     -15.63%  0.40%     2.86%       -22.70%   -2.19%      0.35%  -16.93%   -1.15%     1.28%

----------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Service Class) (7)

MFS Emerging
Growth         07/24/95      -19.66% 22.13%    23.78%        -26.65%   19.50%     21.17%  -20.90%   20.25%    21.87%

MFS Global
Governments    06/14/94       4.48%   2.48%     4.13%        -2.97%    -0.08%      1.82%    2.88%    0.91%     2.53%

MFS Investors
Trust         10/09/95       -0.29%  16.02%    16.70%        -7.64%    13.44%     14.13%   -1.82%   14.23%    14.90%

MFS High
Income        07/26/95       -6.48%   4.77%     5.37%       -13.72%     2.22%      2.86%   -7.92%    3.15%     3.75%

MFS Research  07/26/95       -4.98%  16.43%    17.18%       -12.21%    13.86%     14.65%   -6.40%   14.65%    15.39%

MFS New
Discovery    04/29/98        -2.05%   n/a      22.96%        -9.43%     n/a       19.01%   -3.61%    n/a      21.02%
----------------------------------------------------------------------------------------------------------------------------------
New England Zenith Fund
Davis Venture Value
   (Class E)(8) 10/31/94     9.31% 19.66%   21.32%        1.77%    17.06%   18.85%      7.63%   17.82%   19.44%

Harris Oakmark Mid-Cap Value
   (Class B)(9) 04/30/93    20.13%  9.26%   11.51%       12.40%     6.70%   9.34%      18.29%    7.58%    9.77%
----------------------------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust

PIMCO High Yield
Bond        04/30/98        -0.86%    n/a      1.47%        -8.21%      n/a      -2.65%   -2.39%     n/a     -0.12%
PIMCO Low
Duration
Bond        02/16/99         7.41%    n/a      5.31%        -0.07%      n/a       0.40%    5.78%     n/a      3.71%
PIMCO StocksPLUS
Growth and
Income      12/31/97        -9.50%    n/a     12.19%       -16.67%      n/a       8.74%  -10.88%     n/a     10.46%
PIMCO Total
Return Bond 12/31/97        10.15%    n/a      5.97%         2.63%      n/a       1.80%    8.50%     n/a      3.68%
----------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust, Class IB Shares (10)

Putnam VT
Growth and
Income    12/01/98          7.92%   13.76%   14.50%        0.425%     11.19%     12.28%    6.27%   12.01%    12.74%
Putnam VT
International
Growth    01/02/97         -9.61%    n/a     18.79%       -16.79%     n/a       15.75%   -11.00%    n/a      16.96%
Putnam VT
International New
Opportunities 01/02/97    -38.67%    n/a     9.42%        -45.30%     n/a        6.35%   -39.61%    n/a       7.73%
Putnam VT New
Value    01/02/97          22.37%    n/a    11.22%         14.63%     n/a        8.14%    20.54%    n/a       9.49%
Putnam VT
Vista     01/02/97         -4.09%    n/a    21.17%        -11.37%     n/a       18.13%    -5.56%    n/a      19.30%
----------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series I (Class B) (formerly, Scudder Variable Life Investment Fund)

International            05/08/97     -21.73%  n/a    10.94%      -28.84%     n/a     7.56%      -23.09%    n/a      9.17%

---------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series II (formerly, Kemper Variable Series)

Scudder Government
Securities       09/03/87      10.93%  6.31%      7.52%        3.36%    3.41%      5.13%    9.23%    4.33%     5.58%
Scudder Small
Cap Growth       05/02/94     -10.71% 19.66%     19.65%      -17.87%   16.98%     17.23%  -12.08%   17.74%    17.81%
Scudder Small
Cap Value        05/01/96       4.05%  n/a        3.56%      - 3.38%     n/a       0.77%    2.45%    n/a       1.97%
----------------------------------------------------------------------------------------------------------------------------------


CHART 3

- ----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects separate
                                             Portfolio Performance              charges and             account product charges
                                                   Column A                  portfolio expenses)        and portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                    10 yrs or                     10 yrs or                     10 yrs or
                          Inception                    since                         since                         since
Portfolio                 Date       1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds

   AIM V.I. Capital
     Appreciation         5/5/93   -10.91%    15.45%   17.37%   -18.17%    12.77%    15.00%     -12.39%      13.58%     15.47%

   AIM V.I.
     International Equity 5/5/93   -26.40%    11.09%   11.62%   -33.29%     8.54%     9.41%     -27.55%       9.38%      9.87%
   AIM V.I. Value         5/5/93   -14.65%    15.87%   17.33%   -21.84%    13.20%    14.96%     -16.06%      14.00%     15.42%

- ----------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc. (Class B) (1)

Premier Growth          07/14/99   -16.78%     n/a     -4.03%   -23.90%     0.00%    -8.62%     -18.14%       n/a       -5.62%
----------------------------------------------------------------------------------------------------------------------------------

American Century Variable Portfolios, Inc.

VP Income & Growth      10/30/97   -10.62%     n/a     12.28%   -17.86%     n/a       8.77%     -12.07%       n/a       10.43%
VP International        05/01/94   -16.83%    17.07%   13.64%   -23.95%    14.37%    11.15%     -18.18%      15.16%     11.77%
VP Value                05/01/96    18.14%     n/a     12.59%    10.33%     n.a       9.72%      16.22%       n/a       10.74%
----------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund
  (Service Shares)(2)  09/29/89    -9.28%    17.98%   16.97%   -16.56%    15.26%    14.59%     -10.76%      16.04%     15.05%

---------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund (Service Shares) (2)
Appreciation            04/05/93    -0.65%    18.31%   17.15%    -8.10%    15.60%    14.76%      -2.27%      16.38%     15.23%
Disciplined Stock       05/01/96    -9.14%     n/a     17.60%   -16.42%     n/a      14.75%     -10.63%       n/a       15.69%
----------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (Service Class 2)(3)

High Income             09/19/85   -22.87%     1.35%    9.78%   -29.87%    -1.31%     7.56%     -24.13%      -0.31%      7.99%
Growth                  10/09/86   -11.21%    19.19%   19.98%   -18.22%    16.52%    17.58%     -12.43%      17.29%     18.04%
Equity-Income           10/09/86     8.13%    13.40%   17.30%     0.52%    10.71%    14.92%       6.37%      11.53%     15.37%
----------------------------------------------------------------------------------------------------------------------------------

Franklin Templeton Variable Insurance Products Trust,
Class 2 Shares

  Templeton
  International Securities
      Fund (4)(5)(6)    5/01/92    -2.38%    13.11%   13.06%    -9.79%    10.45%    10.77%      -3.97%      11.27%     11.23%

  Franklin Small Cap
     Fund (5)(6)        11/01/95   -14.76%    20.23%   20.04%   -21.96%    17.51%    17.34%     -16.19%      18.28%     18.11%

  Franklin Large Cap Growth Securities
      Fund (5)(6)       04/30/96     5.46%     n/a     18.81%    -2.10%     n/a      15.97%       3.74%       n/a       16.90%

  Templeton Global Income Securities
      Fund (5)(6)       01/24/89     4.14%     3.31%    5.29%    -3.39%     0.65%     3.12%       2.45%       1.62%      3.57%
  Templeton Developing Markets Securities
      Fund(4)(5)(6)    03/04/96   -32.04%     n/a    -11.71%   -38.87%     n/a     -14.95%     -33.15%       n/a      -13.16%

  Mutual Shares Securities
     Fund (5)(6)      11/08/96    13.25%     n/a     11.48%     5.53%     n/a       8.51%      11.40%       n/a        9.66%
  Templeton Growth Securities
      Fund (5)(6)       03/15/94     1.47%    12.96%   11.83%    -6.01%    10.30%     9.40%      -0.19%      11.13%     10.02%

--------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust

Goldman Sachs VIT
   Growth and Income    01/12/98    -4.68%     n/a      1.97%   -12.05%     n/a      -2.00%      -6.24%       n/a        0.31%
Goldman Sachs VIT Internet
   Tollkeeper (SM)      05/01/00     n/a       n/a    -32.00%     n/a       n/a     -39.99%       n/a         n/a      -32.75%
Goldman Sachs VIT Global
   Income               01/12/98     9.03%     n/a      5.39%     1.42%     n/a       1.49%       7.27%       n/a        3.68%
Goldman Sachs VIT International
   Equity               01/12/98   -13.15%     n/a     11.29%   -20.38%     n/a       7.48%     -14.60%       n/a        9.50%
----------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.

INVESCO VIF -
    Dynamics             08/25/97    -3.55%     n/a     20.18%   -10.94%     n/a      16.82%      -5.13%       n/a       18.26%
INVESCO VIF -
    High Yield           05/26/94   -11.68%     6.00%    7.50%   -18.91%     3.36%     5.10%     -13.13%       4.27%      5.76%
----------------------------------------------------------------------------------------------------------------------------------

Liberty Variable Investment Trust
Newport Tiger Fund,
Variable Series (Class A) 05/01/95  -15.63%     0.40%    2.86%   -22.78%    -2.29%     0.25%     -17.01%      -1.25%      1.17%
----------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Service Class) (7)

MFS Emerging Growth     07/24/95   -19.66%    22.13%   23.78%   -26.73%    19.38%    21.05%     -20.97%      20.13%     21.75%
MFS Global Governments  06/14/94     4.48%     2.48%    4.13%    -3.07%    -0.18%     1.72%       2.77%       0.81%      2.42%
MFS Investors Trust     10/09/95    -0.29%    16.02%   16.70%    -7.74%    13.33%    14.02%      -1.92%      14.12%     14.79%
MFS High Income         07/26/95    -6.48%     4.77%    5.37%   -13.81%     2.11%     2.75%      -8.01%       3.05%      3.64%
MFS Research            07/26/95    -4.98%    16.43%   17.18%   -12.30%    13.74%    14.53%      -6.49%      14.53%     15.28%
MFS New Discovery       04/29/98    -2.05%     n/a     22.96%    -9.52%     n/a      18.88%      -3.70%       n/a       20.90%
----------------------------------------------------------------------------------------------------------------------------------

New England Zenith Fund
Davis Venture Value
  (Class E)(8)          10/31/94     9.31%    19.66%   21.32%     1.67%    16.94%    18.73%       7.52%      17.71%     19.32%

Harris Oakmark Mid-Cap
  Value (Class B) (9)   04/30/93    20.13%     9.26%   11.51%    12.28%     6.60%     9.23%      18.18%       7.47%      9.66%

---------------------------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust

PIMCO High Yield Bond   04/30/98    -0.86%     n/a      1.47%    -8.31%     n/a      -2.76%      -2.49%       n/a       -0.22%
PIMCO Low
     Duration Bond      02/16/99     7.41%     n/a      5.31%    -0.18%     n/a       0.29%       5.67%       n/a        3.60%
PIMCO StocksPLUS
     Growth and Income  12/31/97    -9.50%     n/a     12.19%   -16.76%     n/a       8.63%     -10.97%       n/a       10.35%
PIMCO Total
     Return Bond        12/31/97    10.15%     n/a      5.97%     2.53%     n/a       1.69%       8.39        n/a        3.58%
----------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust, Class IB Shares (10)

Putnam VT Growth
     and Income         02/01/88     7.92%    13.76%   14.50%     0.31%    11.08%    12.179%      6.16%      11.90%     12.63%
Putnam VT International
     Growth             01/02/97    -9.61%     n/a     18.79%   -16.88%     n/a      15.64%     -11.08%       n/a       16.84%
Putnam VT International
     New Opportunities  01/02/97   -38.67%     n/a      9.42%   -45.36%     n/a       6.24%     -39.67%       n/a        7.62%
Putnam VT New Value     01/02/97    22.37%     n/a     11.22%    14.52%     n/a       8.03%      20.42%       n/a        9.38%
Putnam VT Vista         01/02/97    -4.09%     n/a     21.17%   -11.47%     n/a      18.01%      -5.65%       n/a       19.18%
----------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series I (Class B) (formerly, Scudder Variable Life Investment Fund) (11)

     International      05/08/97   -21.73%     n/a     10.94%   -28.92%     0.00%     7.45%     -23.17%       n/a        9.06%
---------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Series II (formerly, Kemper Variable Series)

Scudder Government
   Securities            09/03/87    10.93%     6.31%    7.52%     3.25%     3.30%     5.03%       9.12%       4.23%      5.47%
Scudder Small Cap Growth 05/02/94   -10.71%    19.66%   19.65%   -17.96%    16.86%    17.11%     -12.17%      17.62%     17.70%
Scudder Small Cap Value  05/01/96     4.05%     n/a      3.56%    -3.49%     n/a       0.67%       2.35%       n/a        1.87%

----------------------------------------------------------------------------------------------------------------------------------


CHART 4


- ----------------------------------------------------------------------------------------------------------------------------------
                                                                                      Accumulation Unit Performance
                                                                                  Column B                     Column C
                                                                                (reflects all             (reflects separate
                                             Portfolio Performance              charges and             account product charges
                                                   Column A                  portfolio expenses)        and portfolio expenses)
- ----------------------------------------------------------------------------------------------------------------------------------

                          Portfolio                         10 yrs or                     10 yrs or                     10 yrs or
                          Inception                         since                         since                         since
Portfolio                 Date            1 yr      5 yrs   inception    1 yr      5 yrs  inception   1 yr      5 yrs    inception
- ----------------------------------------------------------------------------------------------------------------------------------

AIM Variable Insurance Funds

   AIM V.I. Capital
     Appreciation         5/5/93      -10.91%  15.45%     17.37%      -18.31%    12.60%    14.83%    -12.52%   13.41%   15.30%

   AIM V.I.
     International Equity 5/5/93      -26.40%  11.09%     11.62%      -33.40%     8.37%     9.25%    -27.66%    9.22%    9.71%

   AIM V.I. Value         5/5/93      -14.65%  15.87%     17.33%      -21.97%    13.03%    14.79%    -16.19%   13.83%   15.25%
- ----------------------------------------------------------------------------------------------------------------------------------

Alliance Variable Products Series Fund, Inc. (Class B) (1)

Premier Growth             07/14/99  -16.78%    n/a    -4.03%        -24.03%     n/a      -8.77%     -18.26%     n/a    -5.77%

-----------------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.

VP Income & Growth         10/30/97  -10.62%    n/a    12.28%        -17.99%     n/a       8.60%    -12.21%     n/a     10.27%

VP International           05/01/94  -16.83%  17.07%   13.64%        -24.07%   14.19%     10.98%    -18.31%   14.98%    11.60%

VP Value                   05/01/96   18.14%    n/a    12.59%         10.16%     n/a       9.55%     16.04%     n/a     10.57%
----------------------------------------------------------------------------------------------------------------------------------

Dreyfus Stock Index Fund (Service Shares)(2)
                           09/29/89  -9.28%  17.98%    16.97%        -16.69%   15.08%     14.42%    -10.90%   15.86%    14.88%

-----------------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund (Service Shares) (2)

Appreciation              04/05/93   -0.65%  18.31%    17.15%        -8.24%    15.43%     14.59%     -2.42%   16.20%    15.06%

Disciplined Stock         05/01/96   -9.14%    n/a     17.60%       -16.55%      n/a      14.58%    -10.76%     n/a     15.52%

----------------------------------------------------------------------------------------------------------------------------------
Fidelity Variable Insurance Products Fund (Service Class 2) (3)

High Income               09/19/85  -22.87%   1.35%     9.78%       -29.99%   -1.46%      7.39%     -24.24%   -0.46%     7.82%

Growth                    10/09/86  -11.21%  19.19%    19.98%       -18.35%   16.34%     17.41%     -12.56%   17.12%    17.87%

Equity-Income             10/09/86    8.13%  13.40%    17.30%         0.36%   10.54%     14.74%       6.21%   11.37%    15.20%

----------------------------------------------------------------------------------------------------------------------------------
Franklin Templeton Variable Insurance Products Trust,
Class 2 Shares

Templeton International
 Securities Fund(4)(5)(6) 5/01/92  - 2.38%   13.11%    13.06%      - 9.93%     10.28%    10.60%    - 4.12%   11.11%   11.06%

  Franklin Small Cap
     Fund (5)(6)         11/01/95  -14.76%   20.23%    20.04%      -22.09%     17.34%    17.17%    -16.32%   18.10%   17.93%

  Franklin Large Cap Growth
    Securities Fund (5)(6) 04/30/96    5.46%    n/a      18.81%      - 2.25%     n/a       15.80%      3.59%     n/a    16.73%

  Templeton Global Income
    Securities Fund (5)(6) 01/24/89    4.14%    3.31%     5.29%      - 3.54%     0.50%      2.97%      2.30%    1.47%    3.41%

  Templeton Growth Securities
    Fund (5)(6)            03/15/94    1.47%   12.96%    11.83%      - 6.17%     10.13%     9.23%    - 0.33%   10.96%    9.85%
 Templeton Developing Markets
  Securities Fund(4)(5)(6) 03/04/96  -32.04%    n/a     -11.71%      -38.97%     n/a      -15.08%    -33.25%     n/a   -13.29%

  Mutual Shares
    Securities Fund (5)(6) 11/08/96   13.25%    n/a      11.48%        5.36%     n/a        8.34%     11.24%     n/a     9.50%

-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Variable Insurance Trust

Goldman Sachs VIT
Growth and Income        01/12/98  - 4.68%    n/a       1.97%       -12.19%     n/a      -2.15%      -6.38%     n/a     0.16%

Goldman Sachs VIT
Internet Tollkeeper (SM) 05/01/00     n/a     n/a     -32.00%         n/a       n/a     -40.06%        n/a      n/a   -32.82%

Goldman Sachs VIT
Global Income            01/12/98    9.03%    n/a       5.39%        1.26%      n/a       1.33%       7.11%     n/a     3.53%

Goldman Sachs VIT
International Equity     01/12/98  -13.15%    n/a      11.29%      -20.51%      n/a       7.31%     -14.73%     n/a     9.33%
----------------------------------------------------------------------------------------------------------------------------------

INVESCO Variable Investment Funds, Inc.

INVESCO VIF-Dynamics
                        08/25/97    -3.55%    n/a     20.18%       -11.08%      n/a      16.64%      -5.27%     n/a    18.08%

INVESCO VIF - High
   Yield                05/26/94   -11.68%   6.00%     7.50%       -19.04%     3.20%      4.94%     -13.26%    4.12%    5.60%

----------------------------------------------------------------------------------------------------------------------------------


Liberty Variable Investment Trust

Newport Tiger Fund,
Variable Series (Class A)05/01/95  -15.63%   0.40%      2.86%      -22.91%     -2.44%       0.09%    -17.14%   -1.40%    1.02%

----------------------------------------------------------------------------------------------------------------------------------

MFS Variable Insurance Trust (Service Class) (7)

MFS Emerging Growth    07/24/95  -19.66%  22.13%     23.78%      -26.85%     19.20%     20.86%    -21.09%    19.95%   21.57%

MFS Global
   Governments         06/14/94    4.48%   2.48%      4.13%      - 3.22%     -0.34%      1.56%      2.62%     0.65%    2.27%

MFS Investors Trust    10/09/95  - 0.29%  16.02%     16.70%      - 7.89%     13.15%     13.84%    - 2.06%    13.95%   14.62%

MFS High Income        07/26/95  - 6.48%   4.77%      5.37%      -13.95%      1.96%      2.59%    - 8.15%     2.90%    3.49%

MFS Research           07/26/95  - 4.98%  16.43%     17.18%      -12.44%     13.57%     14.36%    - 6.63%    14.36%   15.10%

MFS New Discovery      04/29/98  - 2.05%    n/a      22.96%      - 9.67%       n/a      18.70%    - 3.85%      n/a    20.72%
----------------------------------------------------------------------------------------------------------------------------------

New England Zenith Fund

Davis Venture
  Value (Class E)(8)   10/31/94    9.31%  19.66%    21.32%         1.51%   16.76%      18.55%      7.36%   17.53%   19.14%

Harris Oakmark Mid-Cap
   Value (Class B)(9)  04/30/93   20.13%   9.26%    11.51%        12.11%    6.43%       9.07%     18.00%    7.31%    9.50%


-----------------------------------------------------------------------------------------------------------------------------------

PIMCO Variable Insurance Trust

PIMCO High Yield
   Bond               04/30/98  - 0.86%    n/a       1.47%      - 8.46%        n/a      -2.91%    - 2.64%      n/a    -0.37%

PIMCO Low Duration
   Bond               02/16/99    7.41%    n/a       5.31%      - 0.34%        n/a       0.13%      5.52%      n/a     3.45%

PIMCO StocksPLUS
Growth and Income     12/31/97  - 9.50%    n/a      12.19%      -16.90%        n/a       8.46%    -11.10%      n/a    10.18%

PIMCO Total Return
   Bond               12/31/97   10.15%    n/a       5.97%        2.36%        n/a       1.53%      8.22%      n/a     3.42%

----------------------------------------------------------------------------------------------------------------------------------

Putnam Variable Trust, Class IB Shares (10)

Putnam VT Growth
and Income           02/01/88    7.92%  13.76%      14.50%        0.15%      10.91%     12.00%      6.00%   11.73%   12.46%

Putnam VT
International
Growth               01/02/97   -9.61%    n/a       18.79%      -17.01%        n/a      15.46%    -11.22%     n/a    16.67%

Putnam VT International
New Opportunities    01/02/97  -38.67%    n/a        9.42%      -45.45%        n/a       6.07%    -39.76%     n/a     7.46%

Putnam VT New Value  01/02/97   22.37%    n/a       11.22%       14.34%        n/a       7.86%     20.24%     n/a     9.21%

Putnam VT Vista      01/02/97   -4.09%    n/a       21.17%      -11.61%        n/a      17.83%     -5.80%     n/a    19.00%

----------------------------------------------------------------------------------------------------------------------------------

Scudder Variable Series I (Class B) (formerly, Scudder Variable Life Investment Fund)(11)

International       05/08/97   -21.73%    n/a      10.94%       -29.03%        n/a      7.28%     -23.28%     n/a     8.90%

-----------------------------------------------------------------------------------------------------------------------------------
Scudder Variable Series II (formerly, Kemper Variable Series)

Scudder Government
  Securities           09/03/87    10.93%   6.31%     7.52%         3.09%     3.14%       4.87%      8.95%    4.07%    5.32%

Scudder Small Cap
  Growth               05/02/94   -10.71%  19.66%    19.65%       -18.09%    16.68%      16.94%    -12.30%   17.45%   17.52%

Scudder Small Cap
  Value                05/01/96    4.05%    n/a       3.56%        -3.64%     n/a         0.51%      2.20%     n/a     1.71%
----------------------------------------------------------------------------------------------------------------------------------

(1) Performance information shown reflects the deduction of a .25% 12b-1 fee.

(2) Performance information shown is for the Initial Class Shares of the Fund. The Service Class Shares have a .25% 12b-1 fee. If this fee were reflected in the performance information shown, performance would be lower.

(3) Service Class 2 Shares include an asset-based distribution fee (12b-1 fee). The initial offering of Service Class 2 shares took place on January 12, 2000, at which time a .25% 12b-1 fee was imposed. Returns prior to that date do not include the effect of the Service Class 2 .25% 12b-1 fee. Returns listed would have been lower for each Portfolio if the Service Class fee structure had been in place and was reflected in the performance.

(4) For the Templeton Developing Markets Securities Fund and Templeton International Securities Fund, performance prior to the 5/1/00 merger reflects the historical performance of the Templeton Developing Markets and International Funds, respectively.

(5)  Ongoing  stock  market  volatility  can  dramatically   change  the  fund's
short-term performance; current results may differ.

(6) Because Class 2 shares were not offered until 1/6/99 (5/1/97 for Templeton Developing Markets Securities and Templeton International Securities Funds), standardized Class 2 fund performance for prior periods represents historical results of Class 1 shares. For periods beginning on 1/6/99 (or 5/1/97), Class 2's results reflect an additional 12b-1 fee expense, which also affects future performance.

(7) Service Class Shares carry a 0.20% annual Rule 12b-1 fee. Service Class share performance includes the performance of the series' Initial Class shares for periods prior to the inception of Service Class shares (blended performance). These blended performance figures have not been adjusted to take into account differences in the class-specific operating expenses (such as Rule 12b-1 fees). Because operating expenses of Service Class shares are higher than those of Initial Class shares, the blended Service Class share performance is higher than it would have been had Service Class shares been offered for the entire period.

(8) Performance information shown is the performance of the initial class adjusted to reflect the .15% 12b-1 fee of the Class E Shares.

(9) Performance information shown is the performance of the initial class adjusted to reflect the .25% 12b-1 fee of the Class B Shares.

(10) Performance information shown reflects the deduction of a .15% 12b-1 fee. The estimated 12b-1 fee for the year ending December 31, 2001 is .25% for each Fund. If this higher 12b-1 fee had been in effect, the performance information shown would be lower.

(11) Performance information shown reflects the deduction of a .25% 12b-1 fee.

Historical Unit Values

The Company may also show historical Accumulation Unit values in certain advertisements containing illustrations. These illustrations will be based on actual Accumulation Unit values.

In addition, the Company may distribute sales literature which compares the percentage change in Accumulation Unit values for any of the investment portfolios against established market indices such as the Standard & Poor's 500 Composite Stock Price Index, the Dow Jones Industrial Average or other management investment companies which have investment objectives similar to the investment portfolio being compared. The Standard & Poor's 500 Composite Stock Price Index is an unmanaged, unweighted average of 500 stocks, the majority of which are listed on the New York Stock Exchange. The Dow Jones Industrial Average is an unmanaged, weighted average of thirty blue chip industrial corporations listed on the New York Stock Exchange. Both the Standard & Poor's 500 Composite Stock Price Index and the Dow Jones Industrial Average assume quarterly reinvestment of dividends.

Reporting Agencies

The Company may also distribute sales literature which compares the performance of the Accumulation Unit values of the Contracts with the unit values of variable annuities issued by other insurance companies. Such information will be derived from the Lipper Variable Insurance Products Performance Analysis Service, the VARDS Report or from Morningstar.

The Lipper Variable Insurance Products Performance Analysis Service is published by Lipper Analytical Services, Inc., a publisher of statistical data which currently tracks the performance of almost 4,000 investment companies. The rankings compiled by Lipper may or may not reflect the deduction of asset-based insurance charges. The Company's sales literature utilizing these rankings will indicate whether or not such charges have been deducted. Where the charges have not been deducted, the sales literature will indicate that if the charges had been deducted, the ranking might have been lower.

The VARDS Report is a monthly variable annuity industry analysis compiled by Variable Annuity Research & Data Service of Roswell, Georgia and published by Financial Planning Resources, Inc. The VARDS rankings may or may not reflect the deduction of asset-based insurance charges. In addition, VARDS prepares risk adjusted rankings, which consider the effects of market risk on total return performance. This type of ranking may address the question as to which funds provide the highest total return with the least amount of risk. Other ranking services may be used as sources of performance comparison, such as CDA/Weisenberger.

Morningstar rates a variable annuity against its peers with similar investment objectives. Morningstar does not rate any variable annuity that has less than three years of performance data.

                               FEDERAL TAX STATUS

General


NOTE: The following description is based upon the Company's understanding of current federal income tax law applicable to annuities in general. The Company cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. The Company does not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code") governs taxation of annuities in general. An Owner is not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as annuity payments under the Annuity Option selected. For a lump sum payment received as a total withdrawal (total surrender), the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract. For Non-Qualified Contracts, this cost basis is generally the purchase payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates.

For annuity payments, a portion of each payment in excess of an exclusion amount is Includable in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludible amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of
Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.


The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company, and its operations form a part of the Company.


Diversification

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"), adequately diversified. Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract prior to the receipt of payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts such as the Contract meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than fifty-five percent (55%) of the total assets consist of cash, cash items, U.S. Government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued Regulations (Treas. Reg.1.817-5), which established diversification requirements for the investment portfolios underlying variable contracts such as the Contract. The Regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the Regulations, an investment portfolio will be deemed adequately diversified if: (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments.

The Code provides that, for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

The Company intends that all investment portfolios underlying the Contracts will
be  managed  in  such  a  manner  as  to  comply   with  these   diversification
requirements.

The Treasury Department has indicated that the diversification Regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. At this time it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance.

The amount of Owner control which may be exercised under the Contract is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the owner to be considered as the owner of the assets of the separate account resulting in the imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the Owners being retroactively determined to be the owners of the assets of the Separate Account.

Due to the uncertainty in this area, the Company reserves the right to modify the Contract in an attempt to maintain favorable tax treatment.

Multiple Contracts

The Code provides that multiple non-qualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. Owners should consult a tax adviser prior to purchasing more than one non-qualified annuity contract in any calendar year.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract, as opposed to a partial exchange, would be accorded tax-free status. In 1998 in Conway vs. Commissioner, the Tax Court held that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a non-taxable exchange. On November 22, 1999, the Internal Revenue Service filed an Action on Decision which indicated that it acquiesced in the Tax Court decision in Conway. However, in its acquiescence with the decision of the Tax Court, the Internal Revenue Service stated that it will challenge transactions where taxpayers enter into a series of partial exchanges and annuitizations as part of a design to avoid application of the 10% premature distribution penalty or other limitations imposed on annuity contracts under the Code. In the absence of further guidance from the Internal Revenue Service it is unclear what specific types of partial exchange designs and transactions will be challenged by the Internal Revenue Service. Due to the uncertainty in this area owners should consult their own tax advisers prior to entering into a partial exchange of an annuity contract.

Contracts Owned by Other than Natural Persons

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non- natural person.

Tax Treatment of Assignments or Transfer of Ownership

An assignment, pledge or transfer of ownership of a Contract may be a taxable event. Owners should therefore consult competent tax advisers should they wish to assign, pledge or transfer ownership of their Contracts.

If the Contract is issued for use under a Qualified Plan, it may not be assigned, pledged or otherwise transferred except as allowed under applicable law.

Gifting a Contract

If you transfer ownership of your Contract to a person other than your spouse or former spouse incident to a divorce, and receive payment less than the Contract's value, you will be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Death Benefits

Any death benefits paid under the Contract are taxable to the beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as annuity payments. Estate taxes may also apply.

Certain death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the Internal Revenue Service could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In such case, the amount of the partial withdrawal may be includable in taxable income and subject to the 10% penalty if the owner is under age 59 1/2.

If the death benefit riders are to be used with a qualified contract, such death benefits may be considered by the Internal Revenue Service as "incidental death benefits". The Code imposes limits on the amount of incidental death benefits allowable for qualified contracts, and if the death benefits selected by you are considered to exceed such limits, the provisions of such benefits could result in currently taxable income to the owners of the qualified contracts. Furthermore, the Code provides that the assets of an IRA (including Roth IRAs) may not be invested in life insurance, but may provide in the case of death during the accumulation phase for a death benefit payment equal to the greater of purchase payments or account value. The contract offers death benefits which may exceed the greater of purchase payments or account value. If these death benefits are determined by the Internal Revenue Service as providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax adviser regarding these features and benefits prior to purchasing a contract.

Income Tax Withholding

All distributions or the portion thereof which is includable in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain  distributions  from  retirement  plans  qualified  under Section 401 or
Section 403(b) of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or individual retirement annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to: a) a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated beneficiary, or for a specified period of 10 years or more; or b) distributions which are required minimum distributions; or c) the portion of the distributions not includable in gross income (i.e. returns of after-tax contributions); or d) hardship withdrawals. Participants should consult their own tax counsel or other tax adviser regarding withholding requirements.

When all or a part of an annuity contract or a death benefit under the contract is transferred or paid to an individual two or more generations younger than the owner, a generation-skipping transfer tax may be owed. Under certain circumstances, Federal tax law may require the Company to withhold the tax from the contract and pay it directly to the Internal Revenue Service.

Tax Treatment of Withdrawals - Non-Qualified Contracts

Section 72 of the Code governs treatment of distributions from annuity contracts. It provides that if the Contract value exceeds the aggregate purchase payments made, any amount withdrawn will be treated as coming first from the earnings and then, only after the income portion is exhausted, as coming from the principal. Withdrawn earnings are includable in gross income. It further provides that a ten percent (10%) penalty will apply to the income portion of any premature distribution. However, the penalty is not imposed on amounts received: (a) after the taxpayer reaches age 59 1/2; (b) after the death of the Owner; (c) if the taxpayer is totally disabled (for this purpose disability is as defined in Section 72(m)(7) of the Code); (d) in a series of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and his or her Beneficiary; (e) under an immediate annuity; or (f) which are allocable to purchase payments made prior to August 14, 1982.

With respect to (d) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

The above information does not apply to Qualified Contracts. However, separate tax withdrawal penalties and restrictions may apply to such Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

Withdrawals - Investment Adviser Fees

The Internal Revenue Service has, through a series of Private Letter Rulings, held that the payment of investment adviser fees from an IRA or a Tax-Sheltered Annuity is permissible under certain circumstances and will not be considered a distribution for income tax purposes. The Rulings require that in order to receive this favorable tax treatment, the annuity contract must, under a written agreement, be solely liable (not jointly with the Contract owner) for payment of the adviser's fee and the fee must actually be paid from the annuity Contract to the adviser. Withdrawals from non-qualified contracts for the payment of investment adviser fees will be considered taxable distributions from the contract.

Qualified Plans

The Contracts offered herein are designed to be suitable for use under various types of Qualified Plans. Taxation of participants in each Qualified Plan varies with the type of plan and terms and conditions of each specific plan. Owners, annuitants and beneficiaries are cautioned that benefits under a Qualified Plan may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into the Company's administrative procedures. The Company is not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a contract, unless the Company specifically consents to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law. A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a Qualified Plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a Qualified Plan. Following are general descriptions of the types of Qualified Plans with which the Contracts may be used. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding Qualified Plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a Contract issued under a Qualified Plan.

Contracts issued pursuant to Qualified Plans include special provisions restricting Contract provisions that may otherwise be available as described herein. Generally, Contracts issued pursuant to Qualified Plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to surrenders from Qualified Contracts. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.)

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by the Company in connection with Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

a.  Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, educational and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the Contracts for the benefit of their employees. Such contributions are not includable in the gross income of the employees until the employees receive distributions from the Contracts. The amount of contributions to the tax- sheltered annuity is limited to certain maximums imposed by the Code. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. (See "Tax Treatment of Withdrawals - Qualified Contracts" and "Tax-Sheltered Annuities - Withdrawal Limitations" below.) Employee loans are not allowable under the Contracts. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an investment.

b.  Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's taxable income. These IRAs are subject to limitations on eligibility, contributions, transferability and distributions. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Under certain conditions, distributions from other IRAs and other Qualified Plans may be rolled over or transferred on a tax-deferred basis into an IRA. Sales of Contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of Contracts to be qualified as Individual Retirement Annuities should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Roth IRAs

Section 408A of the Code provides that beginning in 1998, individuals may purchase a new type of non-deductible IRA, known as a Roth IRA. Purchase payments for a Roth IRA are limited to a maximum of $2,000 per year and are not deductible from taxable income. Lower maximum limitations apply to individuals with adjusted gross incomes between $95,000 and $110,000 in the case of single taxpayers, between $150,000 and $160,000 in the case of married taxpayers filing joint returns, and between $0 and $10,000 in the case of married taxpayers filing separately. An overall $2,000 annual limitation continues to apply to all of a taxpayer's IRA contributions, including Roth IRA and non-Roth IRAs.

Qualified distributions from Roth IRAs are free from federal income tax. A qualified distribution requires that an individual has held the Roth IRA for at least five years and, in addition, that the distribution is made either after the individual reaches age 59 1/2, on the individual's death or disability, or as a qualified first-time home purchase, subject to a $10,000 lifetime maximum, for the individual, a spouse, child, grandchild, or ancestor. Any distribution which is not a qualified distribution is taxable to the extent of earnings in the distribution. Distributions are treated as made from contributions first and therefore no distributions are taxable until distributions exceed the amount of contributions to the Roth IRA. The 10% penalty tax and the regular IRA exceptions to the 10% penalty tax apply to taxable distributions from a Roth IRA.

Amounts may be rolled over from one Roth IRA to another Roth IRA. Furthermore, an individual may make a rollover contribution from a non-Roth IRA to a Roth IRA, unless the individual has adjusted gross income over $100,000 or the individual is a married taxpayer filing a separate return. The individual must pay tax on any portion of the IRA being rolled over that represents income or a previously deductible IRA contribution. However, for rollovers in 1998, the individual may pay that tax ratably over the four taxable year period beginning with tax year 1998.

Purchasers of Contracts to be qualified as a Roth IRA should obtain competent tax advice as to the tax treatment and suitability of such an investment.

c.  Pension and Profit-Sharing Plans

Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employees until distributed from the Plan. The tax consequences to participants may vary depending upon the particular plan design. However, the Code places limitations and restrictions on all Plans including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. (See "Tax Treatment of Withdrawals - Qualified Contracts" below.) Purchasers of Contracts for use with Pension or Profit Sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

Tax Treatment of Withdrawals - Qualified Contracts

In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Contract. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including Contracts issued and qualified under Code Sections 401 (Pension and Profit-Sharing Plans), 403(b) Tax-Sheltered Annuities) and 408 and 408A (Individual Retirement Annuities). To the extent amounts are not includable in gross income because they have been rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a)if distribution is made on or after the date on which the Owner or Annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the Owner or Annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the Owner or Annuitant (as applicable) or the joint lives (or joint life expectancies) of such Owner or Annuitant (as applicable) and his or her designated Beneficiary; (d) distributions to an Owner or Annuitant (as applicable) who separated from service after he has attained age 55;
(e)distributions made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code
Section 213 to the Owner or Annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions made on account of an IRS levy upon the Qualified Contract; (h) distributions from an Individual Retirement Annuity for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the Owner or Annuitant (as applicable) and his or her spouse and dependents if the Owner or Annuitant (as applicable) has received unemployment compensation for at least 12 weeks (this exception will no longer apply after the Owner or Annuitant (as applicable) has been re-employed for at least 60 days); (i) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) to the extent such distributions do not exceed the qualified higher education expenses (as defined in Section 72(t)(7) of the Code) of the Owner or Annuitant (as applicable) for the taxable year; and (j) distributions from an Individual Retirement Annuity made to the Owner or Annuitant (as applicable) which are qualified first-time home buyer distributions (as defined in Section 72(t)(8) of the Code). The exceptions stated in (d) and (f) above do not apply in the case of an Individual Retirement Annuity. The exception stated in (c) above applies to an Individual Retirement Annuity without the requirement that there be a separation from service.

With respect to (c) above, if the series of substantially equal periodic payments is modified before the later of your attaining age 59 1/2 or 5 years from the date of the first periodic payment, then the tax for the year of the modification is increased by an amount equal to the tax which would have been imposed (the 10% penalty tax) but for the exception, plus interest for the tax years in which the exception was used.

Tax-Sheltered Annuities - Withdrawal Limitations

The Code limits the withdrawal of amounts attributable to contributions made pursuant to a salary reduction agreement (as defined in Section 403(b)(11) of the Code) to circumstances only when the Owner: (1) attains age 59 1/2; (2) separates from service; (3) dies; (4) becomes disabled (within the meaning of Section 72(m)(7) of the Code); or (5) in the case of hardship. However, withdrawals for hardship are restricted to the portion of the Owner's Contract value which represents contributions made by the Owner and does not include any investment results. The limitations on withdrawals became effective on January 1, 1989 and apply only to salary reduction contributions made after December 31, 1988, to income attributable to such contributions and to income attributable to amounts held as of December 31, 1988. The limitations on withdrawals do not affect rollovers and transfers between certain Qualified Plans. Owners should consult their own tax counsel or other tax adviser regarding any distributions.

Required Distributions

Generally, distributions from a qualified plan must commence no later than April 1st of the calendar year following the later of (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an Individual Retirement Annuity. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed. There are no required distributions from a Roth IRA prior to the death of the Owner.

The Internal Revenue Service has issued new proposed regulations regarding required minimum distributions from qualified plans. These new rules are to be effective January 1, 2002. However, these new rules may be used in determining required minimum distributions for 2001 by owners of IRAs and in some cases by owners of Tax-Sheltered Annuity contracts and pension and profit sharing plan contracts. You should consult with your qualified plan sponsor and tax adviser to determine if these new rules are available for your benefit.

                               ANNUITY PROVISIONS

Variable Annuity

A variable annuity is an annuity with payments which: (1) are not predetermined as to dollar amount; and (2) will vary in amount in proportion to the amount that the net investment factor exceeds the assumed investment return selected.

The Adjusted Contract Value (contract value, less any applicable premium taxes, account fee, and pro-rata Living Benefit rider charge) will be applied to the applicable Annuity Table to determine the first annuity payment. The Adjusted Contract Value is determined on the annuity calculation date, which is a business day no more than five (5) business days before the annuity date. The dollar amount of the first annuity payment is determined as follows:

The dollar amount of the first variable annuity payment is determined as follows. The first variable annuity payment will be based upon the annuity option elected, the annuitant's age and sex, and the appropriate variable annuity option table. If, as of the annuity calculation date, the then current variable annuity option rates applicable to this class of Contracts provide a first annuity payment greater than that which is guaranteed under the same annuity option under this Contract, the greater payment will be made.

The dollar amount of variable annuity payments after the first payment is determined as follows:

1. the dollar amount of the first variable annuity payment is divided by the value of an annuity unit for each applicable investment portfolio as of the annuity calculation date. This establishes the number of annuity units for each monthly payment. The number of annuity units for each applicable investment portfolio remains fixed during the annuity period, unless you transfer values from the investment portfolio to another investment portfolio;

2. the fixed number of annuity units per payment in each investment portfolio is multiplied by the annuity unit value for that investment portfolio for the business day for which the annuity payment is being calculated. This result is the dollar amount of the payment for each applicable investment portfolio, less any account fee. The account fee will be deducted pro-rata out of each annuity payment.

The total dollar amount of each variable annuity payment is the sum of all investment portfolio variable annuity payments.

ANNUITY UNIT - The initial annuity unit value for each investment portfolio of the Separate Account was set by us.

The subsequent annuity unit value for each investment portfolio is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for the investment portfolio for the current business day and multiplying the result by a factor for each day since the last business day which offsets the assumed investment return used to develop the variable annuity tables.

(1) the dollar amount of the first Annuity Payment is divided by the value of an Annuity Unit as of the Annuity Date. This establishes the number of Annuity Units for each monthly payment. The number of Annuity Units remains fixed during the Annuity Payment period.

(2) the fixed number of Annuity Units is multiplied by the Annuity Unit value for the last Valuation Period of the month preceding the month for which the payment is due. This result is the dollar amount of the payment.

NET INVESTMENT FACTOR - The net investment factor for each investment portfolio is determined by dividing A by B and multiplying by (1-C) where:

A is               (i)     the net asset value per share of the portfolio at the
                           end of the current business day; plus
                  (ii)     any dividend or capital gains per share declared on
                           behalf of such portfolio that has an ex-dividend date as of the current business day.

B is the net asset value per share of the portfolio for the immediately preceding business day.

C is              (i)      the separate account product charges and for
                           each day since the last business day. The daily charge is equal to the annual separate account product charges divided by 365; plus
                  (ii)     a charge factor, if any,  for any  taxes or  any  tax
                           reserve we have established as a result of the operation of the Separate Account.

Transfers During the Annuity Phase:

o You may not make a transfer from the general account to the Separate Account;

o Transfers among the subaccounts will be made by converting the number of annuity units being transferred to the number of annuity units of the subaccount to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the new annuity units; and

o You may make a transfer from the Separate Account to the general account . The amount transferred to the general account from a subaccount of the Separate Account will be equal to the product of "(a)" multiplied by "(b)" multiplied by "(c)", where (a) is the number of annuity units representing your interest in the subaccount per annuity payment; (b) is the annuity unit value for the subaccount; and (c) is the present value of $1.00 per payment period for the remaining annuity benefit period based on the attained age of the annuitant at the time of transfer, calculated using the same actuarial basis as the variable annuity rates applied on the annuity date for the annuity option elected. Amounts transferred to the general account will be applied under the annuity option elected at the attained age of the annuitant at the time of the transfer using the fixed annuity option table. If at the time of transfer, the then current fixed annuity option rates applicable to this class of contracts provide a greater payment, the greater payment will be made. All amounts and annuity unit values will be determined as of the end of the business day on which the Company receives a notice.

Fixed Annuity

A fixed annuity is a series of payments made during the annuity phase which are guaranteed as to dollar amount by the Company and do not vary with the investment experience of the Separate Account. The general account value on the day immediately preceding the annuity date will be used to determine the fixed annuity monthly payment. The first monthly annuity payment will be based upon the annuity option elected and the appropriate annuity option table.

Mortality and Expense Guarantee

The Company guarantees that the dollar amount of each Annuity Payment after the first Annuity Payment will not be affected by variations in mortality or expense experience.

                              FINANCIAL STATEMENTS

The financial statements of the Company included herein should be considered only as bearing upon the ability of the Company to meet its obligations under the Contracts.



INDEPENDENT AUDITORS' REPORT


Board of Directors and Shareholder
Cova Financial Services Life Insurance Company
Contract Owners of Cova Variable Annuity Account One


We have audited the accompanying statement of assets and liabilities of each of the sub-accounts (as disclosed in Note 1) comprising Cova Variable Annuity Account One of Cova Financial Services Life Insurance Company (the Separate Account) as of December 31, 2000, and the related statements of operations and changes in net assets for each of the periods then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 2000 by correspondence with the account custodians. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the sub-accounts of Cova Variable Annuity Account One of Cova Financial Services Life Insurance Company as of December 31, 2000, and the results of their operations and changes in their net assets for each of the periods then ended in conformity with accounting principles generally accepted in the United States of America.



/S/ Deloitte & Touche LLP


Chicago, Illinois
March 9, 2001

                          INDEPENDENT AUDITORS' REPORT



    The Contract Owners of Cova Variable Annuity Account One, Board of Directors and Shareholder of Cova Financial Services Life Insurance Company:


    We have audited the accompanying statement of changes in net assets of each of the sub-accounts comprising Cova Variable Annuity Account One of Cova Financial Services Life Insurance Company (the Separate Account) for the year ended December 31, 1999. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audit.

    We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with transfer agents. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

    In our opinion, the financial statements referred to above present fairly, in all material respects, the changes in net assets of the sub-accounts of Cova Variable Annuity Account One of Cova Financial Services Life Insurance Company for the year ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.


       /S/ KMPG LLP

      Chicago, Illinois
      March 20, 2000

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2000
(In thousands of dollars)


Sub-account assets:
    Investments:
      Cova Series Trust (Cova):
        Lord Abbett Growth and Income Portfolio                              32,992,516 shares        $ 884,742
        Bond Debenture Portfolio                                             12,148,363 shares          142,708
        Developing Growth Portfolio                                           3,433,954 shares           39,294
        Large Cap Research Portfolio                                          2,978,201 shares           45,721
        Mid-Cap Value Portfolio                                               3,287,064 shares           55,623
        Quality Bond Portfolio                                                7,654,649 shares           85,637
        Small Cap Stock Portfolio                                             5,856,852 shares           86,825
        Large Cap Stock Portfolio                                            12,581,818 shares          210,855
        Select Equity Portfolio                                              14,634,880 shares          205,406
        International Equity Portfolio                                        8,325,722 shares          104,978
        Balanced Portfolio                                                      725,267 shares            8,310
        Equity Income Portfolio                                                 476,707 shares            6,001
        Growth and Income Equity Portfolio                                    1,096,428 shares           13,707
      General American Capital Company (GACC):
        Money Market Fund                                                     1,282,996 shares           27,659
      Russell Insurance Funds (Russell):
        Multi-Style Equity Fund                                               4,106,236 shares           57,980
        Aggressive Equity Fund                                                  928,643 shares           10,893
        Non-U.S. Fund                                                         2,068,297 shares           23,062
        Core Bond Fund                                                        3,345,124 shares           33,685
        Real Estate Securities Fund                                             189,701 shares            2,024
      AIM Variable Insurance Funds, Inc. (AIM):
        AIM V.I. Value Fund                                                   2,895,840 shares           79,085
        AIM V.I. Capital Appreciation Fund                                    1,510,894 shares           46,596
        AIM V.I. International Equity Fund                                      387,135 shares            7,789
      Alliance Variable Products Series Fund, Inc. (Alliance):
        Premier Growth Portfolio                                              1,925,197 shares           61,703
        Real Estate Investment Portfolio                                        817,436 shares            8,787
      Liberty Variable Investment Trust (Liberty):
        Newport Tiger Fund, Variable Series                                     440,912 shares              966
      Goldman Sachs Variable Insurance Trust (Goldman Sachs):
        Growth and Income Fund                                                  630,999 shares            6,525
        International Equity Fund                                               311,254 shares            3,666
        Global Income Fund                                                       83,724 shares              816
        Internet Tollkeeper Fund                                                 68,657 shares              467
      Kemper Variable Series (Kemper):
        Dreman High Return Equity Portfolio                                     128,275 shares              138
        Kemper Small Cap Growth Portfolio                                     1,569,955 shares            3,398
        Kemper Small Cap Value Portfolio                                      4,208,142 shares            4,724
        Kemper Government Securities Portfolio                                1,932,417 shares            2,311
      MFS Variable Insurance Trust (MFS):
        MFS Bond Series                                                         143,430 shares            1,624
        MFS Research Series                                                     999,096 shares           20,781
        MFS Growth with Income Series                                         1,214,548 shares           25,518
        MFS Emerging Growth Series                                            1,084,907 shares           31,289
        MFS Emerging Markets Equity Series                                       12,004 shares               76


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2000
(In thousands of dollars)


Sub-account assets, continued:
    Investments, continued:
        MFS High Income Series                                                  528,866 shares          $ 5,204
        MFS Global Governments Series                                            15,654 shares              157
        MFS New Discovery Series                                                  8,785 shares              146
      Metropolitan Series Fund, Inc. (MetLife):
        Putnam International Stock Portfolio                                     16,226 shares              201
        Putnam Large Cap Growth Portfolio                                        22,877 shares              167
      Oppenheimer Variable Account Funds (Oppenheimer):
        Oppenheimer Capital Appreciation Fund                                   260,261 shares           12,136
        Oppenheimer Main Street Growth & Income Fund                            638,877 shares           13,583
        Oppenheimer High Income Fund                                            306,551 shares            2,842
        Oppenheimer Bond Fund                                                 1,125,707 shares           12,664
        Oppenheimer Strategic Bond Fund                                         809,212 shares            3,795
      Putnam Variable Trust (Putnam):
        Putnam VT Growth and Income Fund                                      1,296,187 shares           33,506
        Putnam VT New Value Fund                                                113,257 shares            1,530
        Putnam VT Vista Fund                                                    700,948 shares           13,774
        Putnam VT International Growth Fund                                   1,495,863 shares           26,507
        Putnam VT International New Opportunities Fund                          297,899 shares            4,084
      Franklin Templeton Variable Insurance Products Trust (Templeton):
        Templeton Global Income Securities Fund                                  75,449 shares              870
        Franklin Small Cap Fund                                                 234,290 shares            4,979
        Templeton Growth Securities Fund                                        200,892 shares            2,764
        Templeton International Securities Fund                                 805,127 shares           15,120
        Templeton Developing Markets Securities Fund                          1,024,061 shares            5,376
        Mutual Shares Securities Fund                                           578,975 shares            8,245
        Franklin Large Cap Growth Securities Fund                               290,362 shares            6,106
      Variable Insurance Products Fund, Fund II and Fund III (Fidelity):
        VIP Growth Portfolio                                                     82,685 shares            3,609
        VIP II Contrafund Portfolio                                             164,194 shares            3,898
        VIP III Growth Opportunities Portfolio                                   54,291 shares              963
        VIP III Growth & Income Portfolio                                       215,151 shares            3,283
        VIP Equity-Income Portfolio                                              77,959 shares            1,989
      American Century Variable Portfolios, Inc. (American Century):
        American Century VP Income & Growth Fund                              1,152,049 shares            8,190
        American Century VP International Fund                                   61,857 shares              633
        American Century VP Value Fund                                          711,905 shares            4,748
      Dreyfus Stock Index Fund (Dreyfus)                                         40,019 shares            1,361
      Dreyfus Variable Investment Fund (Dreyfus):
        Dreyfus VIF Disciplined Stock Portfolio                                  11,518 shares              279
        Dreyfus VIF Appreciation Portfolio                                      123,597 shares            4,809
      INVESCO Variable Investment Funds, Inc. (INVESCO):
        INVESCO VIF Dynamics Fund                                               248,723 shares            4,529
        INVESCO VIF High Yield Fund                                             183,349 shares            1,846
      PIMCO Variable Insurance Trust (PIMCO):
        PIMCO High Yield Bond Portfolio                                           7,398 shares               62
        PIMCO Low Duration Bond Portfolio                                         8,642 shares               85
        PIMCO StocksPLUS Growth & Income Portfolio                               32,098 shares              355


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2000
(In thousands of dollars)


Sub-account assets, continued:
    Investments, continued:
        PIMCO Total Return Bond Portfolio                                       446,872 shares              $ 4,366
      Scudder Variable Life Investment Fund (Scudder):
        International Portfolio                                                 191,331 shares                2,728
                                                                                                      --------------
           Total assets                                                                                 $ 2,572,858
                                                                                                      ==============


Sub-account liabilities:
    Goldman Sachs Growth and Income                                                                               1
                                                                                                      --------------
           Total liabilities                                                                                    $ 1
                                                                                                      ==============


Sub-account net assets:
    Cova Lord Abbett Growth and Income                                                                    $ 884,742
    Cova Bond Debenture                                                                                     142,708
    Cova Developing Growth                                                                                   39,294
    Cova Large Cap Research                                                                                  45,721
    Cova Mid-Cap Value                                                                                       55,623
    Cova Quality Bond                                                                                        85,637
    Cova Small Cap Stock                                                                                     86,825
    Cova Large Cap Stock                                                                                    210,855
    Cova Select Equity                                                                                      205,406
    Cova International Equity                                                                               104,978
    Cova Balanced                                                                                             8,310
    Cova Equity Income                                                                                        6,001
    Cova Growth and Income Equity                                                                            13,707
    GACC Money Market                                                                                        27,659
    Russell Multi-Style Equity                                                                               57,980
    Russell Aggressive Equity                                                                                10,893
    Russell Non-U.S.                                                                                         23,062
    Russell Core Bond                                                                                        33,685
    Russell Real Estate Securities                                                                            2,024
    AIM V.I. Value                                                                                           79,085
    AIM V.I. Capital Appreciation                                                                            46,596
    AIM V.I. International Equity                                                                             7,789
    Alliance Premier Growth                                                                                  61,703
    Alliance Real Estate Investment                                                                           8,787
    Liberty Newport Tiger Fund, Variable                                                                        966
    Goldman Sachs Growth and Income                                                                           6,524
    Goldman Sachs International Equity                                                                        3,666
    Goldman Sachs Global Income                                                                                 816
    Goldman Sachs Internet Tollkeeper                                                                           467
    Kemper Dreman High Return Equity                                                                            138
    Kemper Small Cap Growth                                                                                   3,398
    Kemper Small Cap Value                                                                                    4,724
    Kemper Government Securities                                                                              2,311
    MFS Bond                                                                                                  1,624
    MFS Research                                                                                             20,781


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Assets and Liabilities
December 31, 2000
(In thousands of dollars)


Sub-account net assets, continued:
    MFS Growth with Income                                               $ 25,518
    MFS Emerging Growth                                                    31,289
    MFS Emerging Markets Equity                                                76
    MFS High Income                                                         5,204
    MFS Global Governments                                                    157
    MFS New Discovery                                                         146
    MetLife Putnam International Stock                                        201
    MetLife Putnam Large Cap Growth                                           167
    Oppenheimer Capital Appreciation                                       12,136
    Oppenheimer Main Street Growth & Income                                13,583
    Oppenheimer High Income                                                 2,842
    Oppenheimer Bond                                                       12,664
    Oppenheimer Strategic Bond                                              3,795
    Putnam VT Growth and Income                                            33,506
    Putnam VT New Value                                                     1,530
    Putnam VT Vista                                                        13,774
    Putnam VT International Growth                                         26,507
    Putnam VT International New Opportunities                               4,084
    Templeton Global Income Securities                                        870
    Franklin Small Cap                                                      4,979
    Templeton Growth Securities                                             2,764
    Templeton International Securities                                     15,120
    Templeton Developing Markets Securities                                 5,376
    Templeton Mutual Shares Securities                                      8,245
    Franklin Large Cap Growth Securities                                    6,106
    Fidelity VIP Growth                                                     3,609
    Fidelity VIP II Contrafund                                              3,898
    Fidelity VIP III Growth Opportunities                                     963
    Fidelity VIP III Growth & Income                                        3,283
    Fidelity VIP Equity-Income                                              1,989
    American Century VP Income & Growth                                     8,190
    American Century VP International                                         633
    American Century VP Value                                               4,748
    Dreyfus Stock Index                                                     1,361
    Dreyfus VIF Disciplined Stock                                             279
    Dreyfus VIF Appreciation                                                4,809
    INVESCO VIF Dynamics                                                    4,529
    INVESCO VIF High Yield                                                  1,846
    PIMCO High Yield Bond                                                      62
    PIMCO Low Duration Bond                                                    85
    PIMCO StocksPLUS Growth & Income                                          355
    PIMCO Total Return Bond                                                 4,366
    Scudder International                                                   2,728
                                                                    --------------
           Total net assets                                           $ 2,572,857
                                                                    ==============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000
(In thousands of dollars)



                                                                                   Cova
                                          --------------------------------------------------------------------------------------
                                           Lord Abbett
                                            Growth                                 Large                                Small
                                              and         Bond      Developing      Cap       Mid-Cap      Quality       Cap
                                            Income      Debenture    Growth      Research      Value        Bond        Stock
                                          -----------  ----------  -----------  -----------  ----------  -----------  ----------


Income:
   Dividends                            $      9,486      10,055            -           92         108        4,954           1
                                          -----------------------  -----------  -----------  ----------  -----------  ----------

Expenses:
   Mortality and expense risk                 10,129       1,888          464          471         471        1,058       1,216
   Administrative fee                          1,215         226           56           56          57          127         146
                                          -----------  ----------  -----------  -----------  ----------  -----------  ----------
       Total expenses                         11,344       2,114          520          527         528        1,185       1,362
                                          -----------  ----------  -----------  -----------  ----------  -----------  ----------

       Net investment income (loss)           (1,858)      7,941         (520)        (435)       (420)       3,769      (1,361)
                                          -----------  ----------  -----------  -----------  ----------  -----------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                    6,364         131           22          196         132          (40)      1,509
   Realized gain distributions                13,174           -        1,929        3,296         228            -       3,975
                                          -----------  ----------  -----------  -----------  ----------  -----------  ----------
       Net realized gain (loss)               19,538         131        1,951        3,492         360          (40)      5,484
                                          -----------  ----------  -----------  -----------  ----------  -----------  ----------

Change in unrealized appreciation
   (depreciation)                             84,755      (8,801)      (9,813)       1,797      16,951        4,237     (15,875)
                                          -----------  ----------  -----------  -----------  ----------  -----------  ----------

       Net increase (decrease) in net
         assets from operations         $    102,435        (729)      (8,382)       4,854      16,891        7,966     (11,752)
                                          ===========  ==========  ===========  ===========  ==========  ===========  ==========


See accompanying notes to financial statements.


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000
(In thousands of dollars)



                                                                                      Cova
                                             ---------------------------------------------------------------------------------------
                                                                                                            Growth        Riggs
                                               Large                                                          and          U.S.
                                                Cap      Select     International               Equity      Income      Government
                                               Stock     Equity        Equity       Balanced    Income      Equity      Securities
                                             ---------- ---------  --------------  ----------  ---------  -----------  -------------


Income:
   Dividends                               $     1,478     1,094             526         192         84           42             19
                                             ---------- ---------  --------------  ----------  ---------  -----------  -------------

Expenses:
   Mortality and expense risk                    2,879     2,743           1,473         104         71          180              3
   Administrative fee                              345       329             177          12          9           22              -
                                             ---------- ---------  --------------  ----------  ---------  -----------  -------------
       Total expenses                            3,224     3,072           1,650         116         80          202              3
                                             ---------- ---------  --------------  ----------  ---------  -----------  -------------

       Net investment income (loss)             (1,746)   (1,978)         (1,124)         76          4         (160)            16
                                             ---------- ---------  --------------  ----------  ---------  -----------  -------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                        688     1,103           1,468          22        (17)         113            (13)
   Realized gain distributions                  18,408    14,663           7,656         231         18          520              -
                                             ---------- ---------  --------------  ----------  ---------  -----------  -------------
       Net realized gain (loss)                 19,096    15,766           9,124         253          1          633            (13)
                                             ---------- ---------  --------------  ----------  ---------  -----------  -------------

Change in unrealized appreciation
   (depreciation)                              (47,613)  (30,610)        (30,983)       (307)       725       (1,516)             4
                                             ---------- ---------  --------------  ----------  ---------  -----------  -------------

       Net increase (decrease) in net
         assets from operations            $   (30,263)  (16,822)        (22,983)         22        730       (1,043)             7
                                             ========== =========  ==============  ==========  =========  ===========  =============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000
(In thousands of dollars)



                                              Cova        GACC                                  Russell
                                            ---------  ----------  ---------------------------------------------------------------

                                                                     Multi-                                               Real
                                              Riggs      Money        Style      Aggressive                  Core        Estate
                                              Stock      Market      Equity        Equity      Non-U.S.      Bond       Securities
                                            ---------  ----------  ---------------------------------------------------------------

Income:
   Dividends                              $        4           -          300            38           25       1,613           74
                                            ---------  ----------  -----------  ------------  ----------- -----------  -----------

Expenses:
   Mortality and expense risk                      3         392          748           134          293         384           17
   Administrative fee                              -          47           90            16           35          46            2
                                            ---------  ----------  -----------  ------------  ----------- -----------  -----------
       Total expenses                              3         439          838           150          328         430           19
                                            ---------  ----------  -----------  ------------  ----------- -----------  -----------

       Net investment income (loss)                1        (439)        (538)         (112)        (303)      1,183           55
                                            ---------  ----------  -----------  ------------  ----------- -----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       (8)      2,046           79            55          101        (133)          13
   Realized gain distributions                    23       1,729        2,053         1,193        1,873           -            -
                                            ---------  ----------  -----------  ------------  ----------- -----------  -----------
       Net realized gain (loss)                   15       3,775        2,132         1,248        1,974        (133)          13
                                            ---------  ----------  -----------  ------------  ----------- -----------  -----------

Change in unrealized appreciation
   (depreciation)                                 (4)     (1,818)     (10,113)       (1,365)      (5,688)      1,518          250
                                            ---------  ----------  -----------  ------------  ----------- -----------  -----------

       Net increase (decrease) in net
         assets from operations           $       12       1,518       (8,519)         (229)      (4,017)      2,568          318
                                            =========  ==========  ===========  ============  =========== ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000
(In thousands of dollars)



                                                          AIM                             Alliance         Liberty     Goldman Sachs
                                           -------------------------------------  ----------------------  ----------  -------------
                                                                                                           Newport
                                                         V.I.          V.I.                     Real        Tiger        Growth
                                            V.I.        Capital     International  Premier     Estate       Fund,          and
                                            Value     Appreciation    Equity       Growth     Investment   Variable      Income
                                           --------  ------------- -------------  ---------  -----------  ----------  -------------


Income:
   Dividends                              $    100              -            19          -          223           9             24
                                           --------  ------------- -------------  ---------  -----------  ----------  -------------

Expenses:
   Mortality and expense risk                  854            462            83        699           70          11             84
   Administrative fee                          102             55            10         84            8           1             10
                                           --------  ------------- -------------  ---------  -----------  ----------  -------------
       Total expenses                          956            517            93        783           78          12             94
                                           --------  ------------- -------------  ---------  -----------  ----------  -------------

       Net investment income (loss)           (856)          (517)          (74)      (783)         145          (3)           (70)
                                           --------  ------------- -------------  ---------  -----------  ----------  -------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                    (60)           (63)         (177)         6           (8)         44            (14)
   Realized gain distributions               3,469          1,299           499      2,868            -           -              -
                                           --------  ------------- -------------  ---------  -----------  ----------  -------------
       Net realized gain (loss)              3,409          1,236           322      2,874           (8)         44            (14)
                                           --------  ------------- -------------  ---------  -----------  ----------  -------------

Change in unrealized appreciation
   (depreciation)                          (16,433)        (9,463)       (2,291)   (14,600)       1,070        (166)          (332)
                                           --------  ------------- -------------  ---------  -----------  ----------  -------------

       Net increase (decrease) in net
         assets from operations           $(13,880)        (8,744)       (2,043)   (12,509)       1,207        (125)          (416)
                                           ========  ============= =============  =========  ===========  ==========  =============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000
(In thousands of dollars)



                                                        Goldman Sachs                                 Kemper
                                           --------------------------------------  ------------------------------------------------
                                                                                     Dreman
                                                                                      High        Small       Small
                                            International   Global     Internet      Return        Cap         Cap      Government
                                              Equity        Income     Tollkeeper    Equity      Growth       Value     Securities
                                           -------------  ----------  -----------  ----------  -----------  ---------- ------------


Income:
   Dividends                             $            -          69            -           3            -          25          162
                                           -------------  ----------  -----------  ----------  -----------  ---------- ------------

Expenses:
   Mortality and expense risk                        48           6            2           2           41          56           28
   Administrative fee                                 6           1            -           -            5           7            3
                                           -------------  ----------  -----------  ----------  -----------  ---------- ------------
       Total expenses                                54           7            2           2           46          63           31
                                           -------------  ----------  -----------  ----------  -----------  ---------- ------------

       Net investment income (loss)                 (54)         62           (2)          1          (46)        (38)         131
                                           -------------  ----------  -----------  ----------  -----------  ---------- ------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                           3          (1)          (2)        (19)          65          (8)         (39)
   Realized gain distributions                      220           -            -           7          294           -            -
                                           -------------  ----------  -----------  ----------  -----------  ---------- ------------
       Net realized gain (loss)                     223          (1)          (2)        (12)         359          (8)         (39)
                                           -------------  ----------  -----------  ----------  -----------  ---------- ------------

Change in unrealized appreciation
   (depreciation)                                  (785)        (19)        (175)         36       (1,095)        170          103
                                           -------------  ----------  -----------  ----------  -----------  ---------- ------------

       Net increase (decrease) in net
         assets from operations          $         (616)         42         (179)         25         (782)        124          195
                                           =============  ==========  ===========  ==========  ===========  ========== ============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000
(In thousands of dollars)



                                                                                  MFS
                                           -------------------------------------------------------------------------------------

                                                                    Growth                  Emerging
                                                                     with       Emerging     Markets      High        Global
                                             Bond     Research      Income       Growth      Equity      Income     Governments
                                           --------- -----------  -----------  ----------  -----------  ---------  -------------


Income:
   Dividends                             $      101           7           92           -            -        391              4
                                           --------- -----------  -----------  ----------  -----------  ---------  -------------

Expenses:
   Mortality and expense risk                    19         250          272         412            1         61              2
   Administrative fee                             2          30           33          49            -          7              -
                                           --------- -----------  -----------  ----------  -----------  ---------  -------------
       Total expenses                            21         280          305         461            1         68              2
                                           --------- -----------  -----------  ----------  -----------  ---------  -------------

       Net investment income (loss)              80        (273)        (213)       (461)          (1)       323              2
                                           --------- -----------  -----------  ----------  -----------  ---------  -------------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      (8)         60           19         658           15        (16)             -
   Realized gain distributions                    -       1,220          167       1,757            -          -              -
                                           --------- -----------  -----------  ----------  -----------  ---------  -------------
       Net realized gain (loss)                  (8)      1,280          186       2,415           15        (16)             -
                                           --------- -----------  -----------  ----------  -----------  ---------  -------------

Change in unrealized appreciation
   (depreciation)                                53      (2,532)        (277)     (9,814)         (34)      (731)             6
                                           --------- -----------  -----------  ----------  -----------  ---------  -------------

       Net increase (decrease) in net
         assets from operations          $      125      (1,525)        (304)     (7,860)         (20)      (424)             8
                                           ========= ===========  ===========  ==========  ===========  =========  =============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000
(In thousands of dollars)



                                                MFS                MetLife                           Oppenheimer
                                             ----------  -------------------------  ------------------------------------------------
                                                                                                 Main Street
                                                            Putnam        Putnam                    Growth
                                                New       International  Large Cap     Capital         &          High
                                              Discovery      Stock        Growth     Appreciation   Income       Income       Bond
                                             ----------  -------------  ----------  ------------- -----------  -----------  --------


Income:
   Dividends                               $         -              -           -             11          35          275       885
                                             ----------  -------------  ----------  ------------- -----------  -----------  --------

Expenses:
   Mortality and expense risk                        -              -           -            134         142           35       145
   Administrative fee                                -              -           -             16          17            4        17
                                             ----------  -------------  ----------  ------------- -----------  -----------  --------
       Total expenses                                -              -           -            150         159           39       162
                                             ----------  -------------  ----------  ------------- -----------  -----------  --------

       Net investment income (loss)                  -              -           -           (139)       (124)         236       723
                                             ----------  -------------  ----------  ------------- -----------  -----------  --------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                          -              -          (2)            30          24          (28)      (59)
   Realized gain distributions                       -              -           -            609         459            -         -
                                             ----------  -------------  ----------  ------------- -----------  -----------  --------
       Net realized gain (loss)                      -              -          (2)           639         483          (28)      (59)
                                             ----------  -------------  ----------  ------------- -----------  -----------  --------

Change in unrealized appreciation
   (depreciation)                                   (4)             6         (36)          (992)     (1,752)        (355)     (116)
                                             ----------  -------------  ----------  ------------- -----------  -----------  --------

       Net increase (decrease) in net
         assets from operations            $        (4)             6         (38)          (492)     (1,393)        (147)      548
                                             ==========  =============  ==========  ============= ===========  ===========  ========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000
(In thousands of dollars)



                                            Oppenheimer                          Putnam                                  Templeton
                                           -------------  ------------------------------------------------------------  -----------
                                                             VT                                               VT
                                                           Growth       VT                     VT         International   Global
                                             Strategic       and        New        VT      International      New         Income
                                               Bond        Income      Value      Vista      Growth       Opportunities  Securities
                                           -------------  ---------  ---------  --------- -------------  -------------  -----------


Income:
   Dividends                             $          274        513         12          -           417              2           27
                                           -------------  ---------  ---------  --------- -------------  -------------  -----------

Expenses:
   Mortality and expense risk                        44        363         12        151           292             52            8
   Administrative fee                                 5         44          1         18            35              6            1
                                           -------------  ---------  ---------  --------- -------------  -------------  -----------
       Total expenses                                49        407         13        169           327             58            9
                                           -------------  ---------  ---------  --------- -------------  -------------  -----------

       Net investment income (loss)                 225        106         (1)      (169)           90            (56)          18
                                           -------------  ---------  ---------  --------- -------------  -------------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                         (20)      (149)        (4)        81           670            (72)          (5)
   Realized gain distributions                        -      2,417         42        113         1,811            188            -
                                           -------------  ---------  ---------  --------- -------------  -------------  -----------
       Net realized gain (loss)                     (20)     2,268         38        194         2,481            116           (5)
                                           -------------  ---------  ---------  --------- -------------  -------------  -----------

Change in unrealized appreciation
   (depreciation)                                  (162)      (169)       193     (1,727)       (5,251)        (2,338)          27
                                           -------------  ---------  ---------  --------- -------------  -------------  -----------

       Net increase (decrease) in net
         assets from operations          $           43      2,205        230     (1,702)       (2,680)        (2,278)          40
                                           =============  =========  =========  ========= =============  =============  ===========


See accompanying notes to financial statements.


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000
(In thousands of dollars)



                                                                              Templeton                                  Fidelity
                                            --------------------------------------------------------------------------  -----------
                                                                                                             Franklin
                                             Franklin                              Developing    Mutual      Large Cap
                                              Small      Growth      International  Markets      Shares       Growth        VIP
                                               Cap      Securities   Securities    Securities   Securities   Securities   Growth
                                            ---------  -----------  ------------- -----------  -----------  ----------  -----------


Income:
   Dividends                              $       17           10            228          35           37           8            2
                                            ---------  -----------  ------------- -----------  -----------  ----------  -----------

Expenses:
   Mortality and expense risk                     40           19            159          53           59          45           37
   Administrative fee                              5            2             19           6            7           5            4
                                            ---------  -----------  ------------- -----------  -----------  ----------  -----------
       Total expenses                             45           21            178          59           66          50           41
                                            ---------  -----------  ------------- -----------  -----------  ----------  -----------

       Net investment income (loss)              (28)         (11)            50         (24)         (29)        (42)         (39)
                                            ---------  -----------  ------------- -----------  -----------  ----------  -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                      (60)          (6)          (201)         34           13           4          (16)
   Realized gain distributions                    33          192          1,359           -           30         117          219
                                            ---------  -----------  ------------- -----------  -----------  ----------  -----------
       Net realized gain (loss)                  (27)         186          1,158          34           43         121          203
                                            ---------  -----------  ------------- -----------  -----------  ----------  -----------

Change in unrealized appreciation
   (depreciation)                             (1,139)         (58)        (1,537)     (1,675)         676        (269)        (691)
                                            ---------  -----------  ------------- -----------  -----------  ----------  -----------

       Net increase (decrease) in net
         assets from operations           $   (1,194)         117           (329)     (1,665)         690        (190)        (527)
                                            =========  ===========  ============= ===========  ===========  ==========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000
(In thousands of dollars)



                                                                  Fidelity                               American Century
                                           ---------------------------------------------------  ----------------------------------

                                                            VIP III       VIP III       VIP        VP
                                              VIP II        Growth       Growth &     Equity-   Income &         VP          VP
                                            Contrafund    Opportunities   Income      Income     Growth     International  Value
                                           ------------  -------------  -----------  ---------  ----------  -------------  -------


Income:
   Dividends                             $           7             10           31         22           6              -        8
                                           ------------  -------------  -----------  ---------  ----------  -------------  -------

Expenses:
   Mortality and expense risk                       42             12           40         20          48              4       25
   Administrative fee                                5              1            5          2           6              -        3
                                           ------------  -------------  -----------  ---------  ----------  -------------  -------
       Total expenses                               47             13           45         22          54              4       28
                                           ------------  -------------  -----------  ---------  ----------  -------------  -------

       Net investment income (loss)                (40)            (3)         (14)         -         (48)            (4)     (20)
                                           ------------  -------------  -----------  ---------  ----------  -------------  -------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                        (10)           (15)         (11)        (5)          1            (11)       3
   Realized gain distributions                     255             51          205         81           -              1       20
                                           ------------  -------------  -----------  ---------  ----------  -------------  -------
       Net realized gain (loss)                    245             36          194         76           1            (10)      23
                                           ------------  -------------  -----------  ---------  ----------  -------------  -------

Change in unrealized appreciation
   (depreciation)                                 (516)          (222)        (324)        65        (568)           (58)     672
                                           ------------  -------------  -----------  ---------  ----------  -------------  -------

       Net increase (decrease) in net
         assets from operations          $        (311)          (189)        (144)       141        (615)           (72)     675
                                           ============  =============  ===========  =========  ==========  =============  =======


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000
(In thousands of dollars)



                                                         Dreyfus                          INVESCO                   PIMCO
                                           -------------------------------------  -----------------------  -----------------------

                                                         VIF                                     VIF          High        Low
                                             Stock    Disciplined      VIF           VIF         High        Yield      Duration
                                             Index      Stock      Appreciation   Dynamics      Yield         Bond        Bond
                                           ---------  -----------  -------------  ----------  -----------  ----------- -----------


Income:
   Dividends                             $        7            1             29           -           17            3           2
                                           ---------  -----------  -------------  ----------  -----------  ----------- -----------

Expenses:
   Mortality and expense risk                     7            2             26          29           12            -           -
   Administrative fee                             1            -              3           4            1            -           -
                                           ---------  -----------  -------------  ----------  -----------  ----------- -----------
       Total expenses                             8            2             29          33           13            -           -
                                           ---------  -----------  -------------  ----------  -----------  ----------- -----------

       Net investment income (loss)              (1)          (1)             -         (33)           4            3           2
                                           ---------  -----------  -------------  ----------  -----------  ----------- -----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                       -            -              7         (10)           -           (1)          -
   Realized gain distributions                   20            2             50           4            -            -           -
                                           ---------  -----------  -------------  ----------  -----------  ----------- -----------
       Net realized gain (loss)                  20            2             57          (6)           -           (1)          -
                                           ---------  -----------  -------------  ----------  -----------  ----------- -----------

Change in unrealized appreciation
   (depreciation)                              (124)         (22)          (162)       (650)        (196)          (2)          1
                                           ---------  -----------  -------------  ----------  -----------  ----------- -----------

       Net increase (decrease) in net
         assets from operations          $     (105)         (21)          (105)       (689)        (192)           -           3
                                           =========  ===========  =============  ==========  ===========  =========== ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Operations
Year ended December 31, 2000
(In thousands of dollars)



                                                          PIMCO               Scudder
                                              ---------------------------  --------------

                                                StocksPLUS       Total
                                                 Growth &       Return
                                                  Income         Bond       International     Total
                                              ---------------  ----------  --------------  ----------


Income:
   Dividends                                $             18         138               3      34,504
                                              ---------------  ----------  --------------  ----------

Expenses:
   Mortality and expense risk                              3          27              15      30,686
   Administrative fee                                      -           3               2       3,674
                                              ---------------  ----------  --------------  ----------
       Total expenses                                      3          30              17      34,360
                                              ---------------  ----------  --------------  ----------

       Net investment income (loss)                       15         108             (14)        144
                                              ---------------  ----------  --------------  ----------

Net realized gain (loss) on investments:
   Realized gain (loss) on sale of fund
     shares                                                -           -             (10)     14,458
   Realized gain distributions                            16           -              66      91,129
                                                                                           ----------
                                              ---------------  ----------  --------------  ----------
       Net realized gain (loss)                           16           -              56     105,587
                                              ---------------  ----------  --------------  ----------

Change in unrealized appreciation
   (depreciation)                                        (63)        134            (326)   (131,308)
                                              ---------------  ----------  --------------  ----------

       Net increase (decrease) in net
         assets from operations             $            (32)        242            (284)    (25,577)
                                              ===============  ==========  ==============  ==========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)



                                                                                  Cova
                                         --------------------------------------------------------------------------------------
                                          Lord Abbett
                                           Growth                                 Large                                Small
                                             and         Bond      Developing      Cap       Mid-Cap      Quality       Cap
                                           Income      Debenture    Growth      Research      Value        Bond        Stock
                                         -----------  ----------  -----------  -----------  ----------  -----------  ----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $     (1,858)      7,941         (520)        (435)       (420)       3,769      (1,361)
     Net realized gain (loss)                19,538         131        1,951        3,492         360          (40)      5,484
     Change in unrealized appreciation
       (depreciation)                        84,755      (8,801)      (9,813)       1,797      16,951        4,237     (15,875)
                                         -----------  ----------  -----------  -----------  ----------  -----------  ----------
       Net increase (decrease) from
         operations                         102,435        (729)      (8,382)       4,854      16,891        7,966     (11,752)
                                         -----------  ----------  -----------  -----------  ----------  -----------  ----------

Contract transactions:
   Cova payments                                  -           -            -            -           -            -           -
   Cova redemptions                               -           -            -            -           -            -           -
   Payments received from contract
     owners                                  13,769       2,585        7,050        2,901       2,860        3,125       2,378
   Transfers between sub-accounts
     (including fixed account), net           7,174      (2,797)      11,452        7,214      10,472       (2,383)      4,753
   Transfers for contract benefits and
     terminations                           (74,055)    (13,914)      (1,962)      (2,356)     (2,107)     (11,245)     (6,081)
                                         -----------  ----------  -----------  -----------  ----------  -----------  ----------
       Net increase (decrease) in net
         assets from contract
         transactions                       (53,112)    (14,126)      16,540        7,759      11,225      (10,503)      1,050
                                         -----------  ----------  -----------  -----------  ----------  -----------  ----------

       Net increase (decrease) in net
         assets                              49,323     (14,855)       8,158       12,613      28,116       (2,537)    (10,702)

Net assets at beginning of period           835,419     157,563       31,136       33,108      27,507       88,174      97,527
                                         -----------  ----------  -----------  -----------  ----------  -----------  ----------
Net assets at end of period            $    884,742     142,708       39,294       45,721      55,623       85,637      86,825
                                         ===========  ==========  ===========  ===========  ==========  ===========  ==========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)



                                                                                      Cova
                                            --------------------------------------------------------------------------------------
                                                                                                           Growth       Riggs
                                              Large                                                          and         U.S.
                                               Cap        Select      International             Equity     Income     Government
                                              Stock       Equity        Equity      Balanced    Income     Equity     Securities
                                            ----------  -----------  ------------  ----------- ---------  ---------  -------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $    (1,746)      (1,978)       (1,124)          76         4       (160)            16
     Net realized gain (loss)                  19,096       15,766         9,124          253         1        633            (13)
     Change in unrealized appreciation
       (depreciation)                         (47,613)     (30,610)      (30,983)        (307)      725     (1,516)             4
                                            ----------  -----------  ------------  ----------- ---------  ---------  -------------
       Net increase (decrease) from
         operations                           (30,263)     (16,822)      (22,983)          22       730     (1,043)             7
                                            ----------  -----------  ------------  ----------- ---------  ---------  -------------

Contract transactions:
   Cova payments                                    -            -             -            -         -          -              -
   Cova redemptions                                 -            -             -            -         -          -           (203)
   Payments received from contract
     owners                                     9,042        3,788         3,349          162        79        230            383
   Transfers between sub-accounts
     (including fixed account), net            28,939        6,073         8,070          456       (89)       523           (478)
   Transfers for contract benefits and
     terminations                             (23,814)     (13,405)       (7,357)        (771)     (426)      (975)            (1)
                                            ----------  -----------  ------------  ----------- ---------  ---------  -------------
       Net increase (decrease) in net
         assets from contract
         transactions                          14,167       (3,544)        4,062         (153)     (436)      (222)          (299)
                                            ----------  -----------  ------------  ----------- ---------  ---------  -------------

       Net increase (decrease) in net
         assets                               (16,096)     (20,366)      (18,921)        (131)      294     (1,265)          (292)

Net assets at beginning of period             226,951      225,772       123,899        8,441     5,707     14,972            292
                                            ----------  -----------  ------------  ----------- ---------  ---------  -------------
Net assets at end of period               $   210,855      205,406       104,978        8,310     6,001     13,707              -
                                            ==========  ===========  ============  =========== =========  =========  =============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)



                                               Cova        GACC                                 Russell
                                            ----------  -----------  -------------------------------------------------------------

                                                                       Multi-                                             Real
                                              Riggs        Money       Style      Aggressive                  Core       Estate
                                              Stock       Market       Equity      Equity      Non-U.S.       Bond      Securities
                                            ----------  -----------  -------------------------------------------------------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $         1         (439)       (538)        (112)        (303)      1,183           55
     Net realized gain (loss)                      15        3,775       2,132        1,248        1,974        (133)          13
     Change in unrealized appreciation
       (depreciation)                              (4)      (1,818)    (10,113)      (1,365)      (5,688)      1,518          250
                                            ----------  -----------  ----------  -----------  -----------  ----------  -----------
       Net increase (decrease) from
         operations                                12        1,518      (8,519)        (229)      (4,017)      2,568          318
                                            ----------  -----------  ----------  -----------  -----------  ----------  -----------

Contract transactions:
   Cova payments                                    -            -           -            -            -           -            -
   Cova redemptions                              (107)           -           -            -            -           -            -
   Payments received from contract
     owners                                       389        4,941       7,023        1,152        2,934       2,789          606
   Transfers between sub-accounts
     (including fixed account), net              (510)     (13,926)      8,255        1,345        3,290       2,943          585
   Transfers for contract benefits and
     terminations                                  (3)      (7,769)     (5,107)        (832)      (2,107)     (2,169)        (116)
                                            ----------  -----------  ----------  -----------  -----------  ----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                            (231)     (16,754)     10,171        1,665        4,117       3,563        1,075
                                            ----------  -----------  ----------  -----------  -----------  ----------  -----------

       Net increase (decrease) in net
         assets                                  (219)     (15,236)      1,652        1,436          100       6,131        1,393

Net assets at beginning of period                 219       42,895      56,328        9,457       22,962      27,554          631
                                            ----------  -----------  ----------  -----------  -----------  ----------  -----------
Net assets at end of period               $         -       27,659      57,980       10,893       23,062      33,685        2,024
                                            ==========  ===========  ==========  ===========  ===========  ==========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)



                                                           AIM                          Alliance           Liberty     Goldman Sachs
                                           -------------------------------------- ----------------------  -----------  -------------
                                                                                                            Newport
                                                         V.I.           V.I.                     Real        Tiger        Growth
                                             V.I.      Capital      International  Premier      Estate       Fund,          and
                                            Value     Appreciation     Equity       Growth     Investment  Variable       Income
                                           --------  ------------  -------------- ----------  ----------  -----------  -------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $   (856)         (517)            (74)      (783)        145           (3)           (70)
     Net realized gain (loss)                3,409         1,236             322      2,874          (8)          44            (14)
     Change in unrealized appreciation
       (depreciation)                      (16,433)       (9,463)         (2,291)   (14,600)      1,070         (166)          (332)
                                           --------  ------------  -------------- ----------  ----------  -----------  -------------
       Net increase (decrease) from
         operations                        (13,880)       (8,744)         (2,043)   (12,509)      1,207         (125)          (416)
                                           --------  ------------  -------------- ----------  ----------  -----------  -------------

Contract transactions:
   Cova payments                                 -             -               -          -           -            -              -
   Cova redemptions                              -             -               -          -           -            -              -
   Payments received from contract
     owners                                 16,555        10,619           1,608     22,043       2,675          241            506
   Transfers between sub-accounts
     (including fixed account), net         37,693        31,922           3,816     15,432       1,532          248            370
   Transfers for contract benefits and
     terminations                           (3,855)       (2,329)           (434)    (2,596)       (181)         (20)          (328)
                                           --------  ------------  -------------- ----------  ----------  -----------  -------------
       Net increase (decrease) in net
         assets from contract
         transactions                       50,393        40,212           4,990     34,879       4,026          469            548
                                           --------  ------------  -------------- ----------  ----------  -----------  -------------

       Net increase (decrease) in net
         assets                             36,513        31,468           2,947     22,370       5,233          344            132

Net assets at beginning of period           42,572        15,128           4,842     39,333       3,554          622          6,392
                                           --------  ------------  -------------- ----------  ----------  -----------  -------------
Net assets at end of period               $ 79,085        46,596           7,789     61,703       8,787          966          6,524
                                           ========  ============  ============== ==========  ==========  ===========  =============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)



                                                         Goldman Sachs                               Kemper
                                            ------------------------------------  ------------------------------------------------
                                                                                    Dreman
                                                                                     High       Small      Small
                                            International  Global     Internet      Return       Cap        Cap       Government
                                               Equity      Income     Tollkeeper    Equity     Growth      Value      Securities
                                            ------------- ---------  -----------  ----------  ---------  ----------  -------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $          (54)       62           (2)          1        (46)        (38)           131
     Net realized gain (loss)                        223        (1)          (2)        (12)       359          (8)           (39)
     Change in unrealized appreciation
       (depreciation)                               (785)      (19)        (175)         36     (1,095)        170            103
                                            ------------- ---------  -----------  ----------  ---------  ----------  -------------
       Net increase (decrease) from
         operations                                 (616)       42         (179)         25       (782)        124            195
                                            ------------- ---------  -----------  ----------  ---------  ----------  -------------

Contract transactions:
   Cova payments                                       -         -            -           -          -           -              -
   Cova redemptions                                    -         -            -           -          -           -              -
   Payments received from contract
     owners                                          506       205          283           -      1,005         351            142
   Transfers between sub-accounts
     (including fixed account), net                  390       283          367         (41)     1,521         127           (119)
   Transfers for contract benefits and
     terminations                                   (175)      (46)          (4)        (19)      (106)       (280)          (200)
                                            ------------- ---------  -----------  ----------  ---------  ----------  -------------
       Net increase (decrease) in net
         assets from contract
         transactions                                721       442          646         (60)     2,420         198           (177)
                                            ------------- ---------  -----------  ----------  ---------  ----------  -------------

       Net increase (decrease) in net
         assets                                      105       484          467         (35)     1,638         322             18

Net assets at beginning of period                  3,561       332            -         173      1,760       4,402          2,293
                                            ------------- ---------  -----------  ----------  ---------  ----------  -------------
Net assets at end of period               $        3,666       816          467         138      3,398       4,724          2,311
                                            ============= =========  ===========  ==========  =========  ==========  =============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)



                                                                                    MFS
                                            ----------------------------------------------------------------------------------------

                                                                      Growth                  Emerging
                                                                       with       Emerging     Markets       High         Global
                                               Bond     Research      Income       Growth      Equity       Income     Governments
                                            ---------- -----------  -----------  ----------  -----------  ----------- --------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)          $       80        (273)        (213)       (461)          (1)         323              2
     Net realized gain (loss)                      (8)      1,280          186       2,415           15          (16)             -
     Change in unrealized appreciation
       (depreciation)                              53      (2,532)        (277)     (9,814)         (34)        (731)             6
                                            ---------- -----------  -----------  ----------  -----------  ----------- --------------
       Net increase (decrease) from
         operations                               125      (1,525)        (304)     (7,860)         (20)        (424)             8
                                            ---------- -----------  -----------  ----------  -----------  ----------- --------------

Contract transactions:
   Cova payments                                    -           -            -           -            -            -              -
   Cova redemptions                                 -           -            -           -            -            -              -
   Payments received from contract
     owners                                         7       2,566        4,760       8,613            -          532             33
   Transfers between sub-accounts
     (including fixed account), net             1,680       4,291        4,441       3,834          (46)         831             54
   Transfers for contract benefits and
     terminations                                (407)       (909)        (810)     (1,831)          (7)        (260)           (15)
                                            ---------- -----------  -----------  ----------  -----------  ----------- --------------
       Net increase (decrease) in net
         assets from contract
         transactions                           1,280       5,948        8,391      10,616          (53)       1,103             72
                                            ---------- -----------  -----------  ----------  -----------  ----------- --------------

       Net increase (decrease) in net
         assets                                 1,405       4,423        8,087       2,756          (73)         679             80

Net assets at beginning of period                 219      16,358       17,431      28,533          149        4,525             77
                                            ---------- -----------  -----------  ----------  -----------  ----------- --------------
Net assets at end of period                $    1,624      20,781       25,518      31,289           76        5,204            157
                                            ========== ===========  ===========  ==========  ===========  =========== ==============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)



                                              MFS               MetLife                            Oppenheimer
                                          -----------  -------------------------  -----------------------------------------------
                                                                                                 Main Street
                                                          Putnam       Putnam                     Growth
                                              New       International Large Cap     Capital          &          High
                                           Discovery       Stock       Growth      Appreciation   Income       Income      Bond
                                          -----------  ------------- -----------  ------------  -----------  ----------  --------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)       $          -              -           -          (139)        (124)        236       723
     Net realized gain (loss)                      -              -          (2)          639          483         (28)      (59)
     Change in unrealized appreciation
       (depreciation)                             (4)             6         (36)         (992)      (1,752)       (355)     (116)
                                          -----------  ------------- -----------  ------------  -----------  ----------  --------
       Net increase (decrease) from
         operations                               (4)             6         (38)         (492)      (1,393)       (147)      548
                                          -----------  ------------- -----------  ------------  -----------  ----------  --------

Contract transactions:
   Cova payments                                   -              -           -             -            -           -         -
   Cova redemptions                                -              -           -             -            -           -         -
   Payments received from contract
     owners                                      122             61          60         2,051        5,272         159       489
   Transfers between sub-accounts
     (including fixed account), net               28            135         161         3,717        2,466         550     1,675
   Transfers for contract benefits and
     terminations                                  -             (1)        (16)         (603)        (431)       (144)     (590)
                                          -----------  ------------- -----------  ------------  -----------  ----------  --------
       Net increase (decrease) in net
         assets from contract
         transactions                            150            195         205         5,165        7,307         565     1,574
                                          -----------  ------------- -----------  ------------  -----------  ----------  --------

       Net increase (decrease) in net
         assets                                  146            201         167         4,673        5,914         418     2,122

Net assets at beginning of period                  -              -           -         7,463        7,669       2,424    10,542
                                          -----------  ------------- -----------  ------------  -----------  ----------  --------
Net assets at end of period             $        146            201         167        12,136       13,583       2,842    12,664
                                          ===========  ============= ===========  ============  ===========  ==========  ========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)



                                           Oppenheimer                          Putnam                                   Templeton
                                           -----------  --------------------------------------------------------------  -----------
                                                            VT                                                VT
                                                          Growth       VT                      VT         International   Global
                                           Strategic       and         New        VT       International      New         Income
                                              Bond        Income      Value      Vista       Growth       Opportunities  Securities
                                           -----------  ----------  ---------  ---------  -------------  -------------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $       225         106         (1)      (169)            90            (56)          18
     Net realized gain (loss)                     (20)      2,268         38        194          2,481            116           (5)
     Change in unrealized appreciation
       (depreciation)                            (162)       (169)       193     (1,727)        (5,251)        (2,338)          27
                                           -----------  ----------  ---------  ---------  -------------  -------------  -----------
       Net increase (decrease) from
         operations                                43       2,205        230     (1,702)        (2,680)        (2,278)          40
                                           -----------  ----------  ---------  ---------  -------------  -------------  -----------

Contract transactions:
   Cova payments                                    -           -          -          -              -              -            -
   Cova redemptions                                 -           -          -          -              -              -            -
   Payments received from contract
     owners                                       558       3,085        288      4,196          7,103          2,547           68
   Transfers between sub-accounts
     (including fixed account), net               148       3,573        377      4,959          2,987          1,484          496
   Transfers for contract benefits and
     terminations                                (109)     (1,628)       (58)      (526)        (1,097)          (181)         (60)
                                           -----------  ----------  ---------  ---------  -------------  -------------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                             597       5,030        607      8,629          8,993          3,850          504
                                           -----------  ----------  ---------  ---------  -------------  -------------  -----------

       Net increase (decrease) in net
         assets                                   640       7,235        837      6,927          6,313          1,572          544

Net assets at beginning of period               3,155      26,271        693      6,847         20,194          2,512          326
                                           -----------  ----------  ---------  ---------  -------------  -------------  -----------
Net assets at end of period               $     3,795      33,506      1,530     13,774         26,507          4,084          870
                                           ===========  ==========  =========  =========  =============  =============  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)



                                                                            Templeton                                     Fidelity
                                           ----------------------------------------------------------------------------  ----------
                                                                                                             Franklin
                                            Franklin                                Developing   Mutual      Large Cap
                                             Small       Growth     International    Markets     Shares       Growth        VIP
                                              Cap       Securities   Securities     Securities  Securities   Securities    Growth
                                           ----------  -----------  -------------  ----------  -----------  -----------  ----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $       (28)         (11)            50         (24)         (29)         (42)        (39)
     Net realized gain (loss)                    (27)         186          1,158          34           43          121         203
     Change in unrealized appreciation
       (depreciation)                         (1,139)         (58)        (1,537)     (1,675)         676         (269)       (691)
                                           ----------  -----------  -------------  ----------  -----------  -----------  ----------
       Net increase (decrease) from
         operations                           (1,194)         117           (329)     (1,665)         690         (190)       (527)
                                           ----------  -----------  -------------  ----------  -----------  -----------  ----------

Contract transactions:
   Cova payments                                   -            -              -           -            -            -           -
   Cova redemptions                                -            -              -           -            -            -           -
   Payments received from contract
     owners                                    1,311          480          1,450       2,658        3,788          838       1,347
   Transfers between sub-accounts
     (including fixed account), net            4,174        1,772          5,545       1,055        1,358        4,659       1,342
   Transfers for contract benefits and
     terminations                               (292)        (143)          (756)       (161)        (172)        (220)       (383)
                                           ----------  -----------  -------------  ----------  -----------  -----------  ----------
       Net increase (decrease) in net
         assets from contract
         transactions                          5,193        2,109          6,239       3,552        4,974        5,277       2,306
                                           ----------  -----------  -------------  ----------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets                                3,999        2,226          5,910       1,887        5,664        5,087       1,779

Net assets at beginning of period                980          538          9,210       3,489        2,581        1,019       1,830
                                           ----------  -----------  -------------  ----------  -----------  -----------  ----------
Net assets at end of period              $     4,979        2,764         15,120       5,376        8,245        6,106       3,609
                                           ==========  ===========  =============  ==========  ===========  ===========  ==========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)



                                                                  Fidelity                             American Century
                                           --------------------------------------------------  ------------------------------------

                                                            VIP III      VIP III       VIP         VP
                                              VIP II        Growth       Growth &    Equity-    Income &         VP          VP
                                            Contrafund    Opportunities   Income     Income      Growth     International   Value
                                           ------------  -------------  ----------  ---------  -----------  -------------  --------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $         (40)            (3)        (14)         -          (48)            (4)      (20)
     Net realized gain (loss)                      245             36         194         76            1            (10)       23
     Change in unrealized appreciation
       (depreciation)                             (516)          (222)       (324)        65         (568)           (58)      672
                                           ------------  -------------  ----------  ---------  -----------  -------------  --------
       Net increase (decrease) from
         operations                               (311)          (189)       (144)       141         (615)           (72)      675
                                           ------------  -------------  ----------  ---------  -----------  -------------  --------

Contract transactions:
   Cova payments                                     -              -           -          -            -              -         -
   Cova redemptions                                  -              -           -          -            -              -         -
   Payments received from contract
     owners                                        884            136         457        187        6,898            569     3,255
   Transfers between sub-accounts
     (including fixed account), net              1,734            343         705        496        1,711            139       681
   Transfers for contract benefits and
     terminations                                 (225)           (56)       (217)       (63)         (83)            (5)      (36)
                                           ------------  -------------  ----------  ---------  -----------  -------------  --------
       Net increase (decrease) in net
         assets from contract
         transactions                            2,393            423         945        620        8,526            703     3,900
                                           ------------  -------------  ----------  ---------  -----------  -------------  --------

       Net increase (decrease) in net
         assets                                  2,082            234         801        761        7,911            631     4,575

Net assets at beginning of period                1,816            729       2,482      1,228          279              2       173
                                           ------------  -------------  ----------  ---------  -----------  -------------  --------
Net assets at end of period              $       3,898            963       3,283      1,989        8,190            633     4,748
                                           ============  =============  ==========  =========  ===========  =============  ========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)



                                                           Dreyfus                           INVESCO                 PIMCO
                                            ---------------------------------------  ----------------------  ---------------------

                                                            VIF                                     VIF       High        Low
                                               Stock     Disciplined      VIF           VIF        High       Yield     Duration
                                               Index       Stock      Appreciation   Dynamics      Yield      Bond        Bond
                                            -----------  -----------  -------------  ----------  ----------  --------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $         (1)          (1)             -         (33)          4         3            2
     Net realized gain (loss)                       20            2             57          (6)          -        (1)           -
     Change in unrealized appreciation
       (depreciation)                             (124)         (22)          (162)       (650)       (196)       (2)           1
                                            -----------  -----------  -------------  ----------  ----------  --------  -----------
       Net increase (decrease) from
         operations                               (105)         (21)          (105)       (689)       (192)        -            3
                                            -----------  -----------  -------------  ----------  ----------  --------  -----------

Contract transactions:
   Cova payments                                     -            -              -           -           -         -            -
   Cova redemptions                                  -            -              -           -           -         -            -
   Payments received from contract
     owners                                        676          246          3,848       4,194       1,607        44           79
   Transfers between sub-accounts
     (including fixed account), net                792           44            873         885         400        18            3
   Transfers for contract benefits and
     terminations                                  (16)           -            (32)        (42)        (25)        -            -
                                            -----------  -----------  -------------  ----------  ----------  --------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                            1,452          290          4,689       5,037       1,982        62           82
                                            -----------  -----------  -------------  ----------  ----------  --------  -----------

       Net increase (decrease) in net
         assets                                  1,347          269          4,584       4,348       1,790        62           85

Net assets at beginning of period                   14           10            225         181          56         -            -
                                            -----------  -----------  -------------  ----------  ----------  --------  -----------
Net assets at end of period               $      1,361          279          4,809       4,529       1,846        62           85
                                            ===========  ===========  =============  ==========  ==========  ========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 2000
(In thousands of dollars)



                                                            PIMCO                Scudder
                                                ---------------------------  ----------------

                                                  StocksPLUS      Total
                                                   Growth &       Return
                                                    Income         Bond       International        Total
                                                --------------- -----------  ----------------  ---------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)             $             15         108               (14)             144
     Net realized gain (loss)                               16           -                56          105,587
     Change in unrealized appreciation
       (depreciation)                                      (63)        134              (326)        (131,308)
                                                --------------- -----------  ----------------  ---------------
       Net increase (decrease) from
         operations                                        (32)        242              (284)         (25,577)
                                                --------------- -----------  ----------------  ---------------

Contract transactions:
   Cova payments                                             -           -                 -                -
   Cova redemptions                                          -           -                 -             (310)
   Payments received from contract
     owners                                                349       3,406             2,284          211,835
   Transfers between sub-accounts
     (including fixed account), net                         65         710               572          242,819
   Transfers for contract benefits and
     terminations                                          (36)        (63)              (13)        (199,867)
                                                --------------- -----------  ----------------  ---------------
       Net increase (decrease) in net
         assets from contract
         transactions                                      378       4,053             2,843          254,477
                                                --------------- -----------  ----------------  ---------------

       Net increase (decrease) in net
         assets                                            346       4,295             2,559          228,900

Net assets at beginning of period                            9          71               169        2,343,957
                                                --------------- -----------  ----------------  ---------------
Net assets at end of period                   $            355       4,366             2,728        2,572,857
                                                =============== ===========  ================  ===============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                                                                      Cova
                                             ---------------------------------------------------------------------------------------
                                                                                                   VKAC     Lord Abbett
                                                                                                  Growth      Growth
                                              Quality       Money        High        Stock         and         and          Bond
                                               Income       Market       Yield       Index        Income      Income     Debenture
                                             -----------  -----------  ----------  -----------  ----------- -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)           $     1,392            5       1,315          546          315     (10,761)         896
     Net realized gain (loss)                      (520)           -        (955)      27,912       11,612       1,426        1,095
     Change in unrealized appreciation
       (depreciation)                            (1,307)           -        (174)     (25,838)     (11,521)     84,856          825
                                             -----------  -----------  ----------  -----------  ----------- -----------  -----------
       Net increase (decrease) from
         operations                                (435)           5         186        2,620          406      75,521        2,816
                                             -----------  -----------  ----------  -----------  ----------- -----------  -----------

Contract transactions:
   Cova payments                                      -            -           -            -            -           -            -
   Cova redemptions                                   -            -           -            -            -           -            -
   Payments received from contract
     owners                                          (1)           -           2            5            -      23,054        7,755
   Transfers between sub-accounts
     (including fixed account), net             (38,617)      (7,850)    (28,915)     (99,953)     (51,639)    812,130       52,101
   Transfers for contract benefits and
     terminations                                   (37)         (46)        (73)        (259)         (78)    (75,286)     (15,580)
                                             -----------  -----------  ----------  -----------  ----------- -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                           (38,655)      (7,896)    (28,986)    (100,207)     (51,717)    759,898       44,276
                                             -----------  -----------  ----------  -----------  ----------- -----------  -----------

       Net increase (decrease) in net
         assets                                 (39,090)      (7,891)    (28,800)     (97,587)     (51,311)    835,419       47,092

Net assets at beginning of period                39,090        7,891      28,800       97,587       51,311           -      110,471
                                             -----------  -----------  ----------  -----------  ----------- -----------  -----------
Net assets at end of period                 $         -            -           -            -            -     835,419      157,563
                                             ===========  ===========  ==========  ===========  =========== ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                                                                    Cova
                                            --------------------------------------------------------------------------------------

                                                           Large                                Small        Large
                                            Developing      Cap       Mid-Cap      Quality       Cap          Cap        Select
                                              Growth     Research      Value        Bond        Stock        Stock       Equity
                                            -----------  ----------  -----------  ----------  -----------  -----------  ----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $       (295)       (274)        (293)       (226)        (807)      (2,472)     (2,315)
     Net realized gain (loss)                       69           9           21         479          116        8,044      18,207
     Change in unrealized appreciation
       (depreciation)                            6,712       5,533        1,266      (2,613)      29,693       20,021         404
                                            -----------  ----------  -----------  ----------  -----------  -----------  ----------
       Net increase (decrease) from
         operations                              6,486       5,268          994      (2,360)      29,002       25,593      16,296
                                            -----------  ----------  -----------  ----------  -----------  -----------  ----------

Contract transactions:
   Cova payments                                     -           -            -           -            -            -           -
   Cova redemptions                                  -           -            -           -            -            -           -
   Payments received from contract
     owners                                      2,941       3,671        3,226       6,217        2,616       15,231       8,929
   Transfers between sub-accounts
     (including fixed account), net              7,784      12,332        7,457      59,758        1,942      129,577      32,542
   Transfers for contract benefits and
     terminations                                 (930)     (1,131)      (1,315)    (15,079)      (5,678)     (24,819)    (11,305)
                                            -----------  ----------  -----------  ----------  -----------  -----------  ----------
       Net increase (decrease) in net
         assets from contract
         transactions                            9,795      14,872        9,368      50,896       (1,120)     119,989      30,166
                                            -----------  ----------  -----------  ----------  -----------  -----------  ----------

       Net increase (decrease) in net
         assets                                 16,281      20,140       10,362      48,536       27,882      145,582      46,462

Net assets at beginning of period               14,855      12,968       17,145      39,638       69,645       81,369     179,310
                                            -----------  ----------  -----------  ----------  -----------  -----------  ----------
Net assets at end of period               $     31,136      33,108       27,507      88,174       97,527      226,951     225,772
                                            ===========  ==========  ===========  ==========  ===========  ===========  ==========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                                                                     Cova
                                           -----------------------------------------------------------------------------------------
                                                                                                Growth        Riggs
                                                                        Small                     and         U.S.
                                           International                 Cap        Equity      Income     Government      Riggs
                                             Equity       Balanced     Equity       Income      Equity     Securities      Stock
                                           ------------  -----------  ----------  -----------  ----------  ------------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)        $        (928)          75         (16)          23        (113)           (1)           -
     Net realized gain (loss)                    2,421          123          76          293         157             1            -
     Change in unrealized appreciation
       (depreciation)                           24,455          138         (34)        (336)      1,557            (4)           4
                                           ------------  -----------  ----------  -----------  ----------  ------------  -----------
       Net increase (decrease) from
         operations                             25,948          336          26          (20)      1,601            (4)           4
                                           ------------  -----------  ----------  -----------  ----------  ------------  -----------

Contract transactions:
   Cova payments                                     -            -           -            -           -           404          201
   Cova redemptions                                  -            -           -            -           -          (201)        (100)
   Payments received from contract
     owners                                      2,505        1,362         175          940       1,970            93          114
   Transfers between sub-accounts
     (including fixed account), net              7,781        3,613      (1,487)       1,509       4,068             -            -
   Transfers for contract benefits and
     terminations                               (6,580)        (242)        (41)        (185)       (490)            -            -
                                           ------------  -----------  ----------  -----------  ----------  ------------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                            3,706        4,733      (1,353)       2,264       5,548           296          215
                                           ------------  -----------  ----------  -----------  ----------  ------------  -----------

       Net increase (decrease) in net
         assets                                 29,654        5,069      (1,327)       2,244       7,149           292          219

Net assets at beginning of period               94,245        3,372       1,327        3,463       7,823             -            -
                                           ------------  -----------  ----------  -----------  ----------  ------------  -----------
Net assets at end of period              $     123,899        8,441           -        5,707      14,972           292          219
                                           ============  ===========  ==========  ===========  ==========  ============  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                               GACC      Lord Abbett                            Russell
                                             ----------  -----------  -------------------------------------------------------------

                                                           Growth       Multi-                                             Real
                                               Money        and         Style      Aggressive                 Core        Estate
                                              Market       Income       Equity      Equity      Non-U.S.      Bond      Securities
                                             ----------  -----------  -----------  ----------  -----------  ----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)          $      (533)        (208)        (287)        (75)          74       1,041           18
     Net realized gain (loss)                      955      145,466        3,968          28          513         741            -
     Change in unrealized appreciation
       (depreciation)                              984     (114,453)       2,497         661        4,373      (2,215)          (9)
                                             ----------  -----------  -----------  ----------  -----------  ----------  -----------
       Net increase (decrease) from
         operations                              1,406       30,805        6,178         614        4,960        (433)           9
                                             ----------  -----------  -----------  ----------  -----------  ----------  -----------

Contract transactions:
   Cova payments                                     -            -            -           -            -           -            -
   Cova redemptions                                  -            -            -           -            -           -            -
   Payments received from contract
     owners                                      3,455          672        9,850       1,630        3,213       3,169          282
   Transfers between sub-accounts
     (including fixed account), net             38,999     (699,900)      12,467       2,064        5,007       8,483          351
   Transfers for contract benefits and
     terminations                              (17,429)        (780)      (1,726)       (194)        (534)       (715)         (11)
                                             ----------  -----------  -----------  ----------  -----------  ----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                           25,025     (700,008)      20,591       3,500        7,686      10,937          622
                                             ----------  -----------  -----------  ----------  -----------  ----------  -----------

       Net increase (decrease) in net
         assets                                 26,431     (669,203)      26,769       4,114       12,646      10,504          631

Net assets at beginning of period               16,464      669,203       29,559       5,343       10,316      17,050            -
                                             ----------  -----------  -----------  ----------  -----------  ----------  -----------
Net assets at end of period                $    42,895            -       56,328       9,457       22,962      27,554          631
                                             ==========  ===========  ===========  ==========  ===========  ==========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                                            AIM                          Alliance           Liberty    Goldman Sachs
                                            ------------------------------------  -----------------------  -----------  -----------
                                                                                                            Newport
                                                         V.I.          V.I.                      Real        Tiger        Growth
                                             V.I.       Capital     International  Premier      Estate       Fund,         and
                                             Value    Appreciation    Equity        Growth     Investment   Variable      Income
                                            --------  ------------  ------------  -----------  ----------  -----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $    (171)          (76)          (14)        (317)         98           (2)         (10)
     Net realized gain (loss)                   571           308           799          337         (22)         170          (20)
     Change in unrealized appreciation
       (depreciation)                         5,538         3,433           927        6,844        (237)          47          205
                                            --------  ------------  ------------  -----------  ----------  -----------  -----------
       Net increase (decrease) from
         operations                           5,938         3,665         1,712        6,864        (161)         215          175
                                            --------  ------------  ------------  -----------  ----------  -----------  -----------

Contract transactions:
   Cova payments                                  -             -             -            -           -            -            -
   Cova redemptions                               -             -             -            -           -            -            -
   Payments received from contract
     owners                                  11,865         3,232           484       14,342       1,540          108          697
   Transfers between sub-accounts
     (including fixed account), net          19,423         6,441           419        9,396         754           11        1,182
   Transfers for contract benefits and
     terminations                            (1,470)         (370)          (98)      (1,017)       (108)          (7)        (296)
                                            --------  ------------  ------------  -----------  ----------  -----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                        29,818         9,303           805       22,721       2,186          112        1,583
                                            --------  ------------  ------------  -----------  ----------  -----------  -----------

       Net increase (decrease) in net
         assets                              35,756        12,968         2,517       29,585       2,025          327        1,758

Net assets at beginning of period             6,816         2,160         2,325        9,748       1,529          295        4,634
                                            --------  ------------  ------------  -----------  ----------  -----------  -----------
Net assets at end of period               $  42,572        15,128         4,842       39,333       3,554          622        6,392
                                            ========  ============  ============  ===========  ==========  ===========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                                  Goldman Sachs                            Kemper                           MFS
                                            -----------------------  ---------------------------------------------------  --------
                                                                       Dreman
                                                                        High        Small        Small
                                            International  Global      Return        Cap          Cap       Government
                                              Equity       Income      Equity       Growth       Value      Securities     Bond
                                            ------------  ---------  -----------  -----------  ----------  -------------  --------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)         $          14          7           (1)         (18)        (17)            47         2
     Net realized gain (loss)                       375          2            1           37         (18)            (1)        -
     Change in unrealized appreciation
       (depreciation)                               380        (14)         (21)         435         195            (57)       (7)
                                            ------------  ---------  -----------  -----------  ----------  -------------  --------
       Net increase (decrease) from
         operations                                 769         (5)         (21)         454         160            (11)       (5)
                                            ------------  ---------  -----------  -----------  ----------  -------------  --------

Contract transactions:
   Cova payments                                      -          -            -            -           -              -         -
   Cova redemptions                                   -          -            -            -           -              -         -
   Payments received from contract
     owners                                         613         82           15          394       1,586            694         2
   Transfers between sub-accounts
     (including fixed account), net               1,010         57           82          114         641          1,039        48
   Transfers for contract benefits and
     terminations                                  (118)        (5)           -          (95)       (130)           (59)        -
                                            ------------  ---------  -----------  -----------  ----------  -------------  --------
       Net increase (decrease) in net
         assets from contract
         transactions                             1,505        134           97          413       2,097          1,674        50
                                            ------------  ---------  -----------  -----------  ----------  -------------  --------

       Net increase (decrease) in net
         assets                                   2,274        129           76          867       2,257          1,663        45

Net assets at beginning of period                 1,287        203           97          893       2,145            630       174
                                            ------------  ---------  -----------  -----------  ----------  -------------  --------
Net assets at end of period               $       3,561        332          173        1,760       4,402          2,293       219
                                            ============  =========  ===========  ===========  ==========  =============  ========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                                                            MFS                                       Oppenheimer
                                          -------------------------------------------------------------------------  --------------

                                                       Growth                  Emerging
                                                        with      Emerging     Markets       High        Global         Capital
                                          Research     Income      Growth       Equity      Income     Governments   Appreciation
                                          ----------  ----------  ----------  -----------  ----------  ------------  --------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)       $      (125)       (139)       (196)          (4)        162             2             (46)
     Net realized gain (loss)                   113          62         139          (12)         (5)            -              96
     Change in unrealized appreciation
       (depreciation)                         2,613         841      11,084          118         (24)           (4)          1,620
                                          ----------  ----------  ----------  -----------  ----------  ------------  --------------
       Net increase (decrease) from
         operations                           2,601         764      11,027          102         133            (2)          1,670
                                          ----------  ----------  ----------  -----------  ----------  ------------  --------------

Contract transactions:
   Cova payments                                  -           -           -            -           -             -               -
   Cova redemptions                               -           -           -            -           -             -               -
   Payments received from contract
     owners                                   4,090       4,972       6,753            2       1,006             6           1,670
   Transfers between sub-accounts
     (including fixed account), net           4,495       5,267       4,232         (414)      1,344            52           3,178
   Transfers for contract benefits and
     terminations                              (486)       (588)       (621)         (22)       (116)           (1)           (244)
                                          ----------  ----------  ----------  -----------  ----------  ------------  --------------
       Net increase (decrease) in net
         assets from contract
         transactions                         8,099       9,651      10,364         (434)      2,234            57           4,604
                                          ----------  ----------  ----------  -----------  ----------  ------------  --------------

       Net increase (decrease) in net
         assets                              10,700      10,415      21,391         (332)      2,367            55           6,274

Net assets at beginning of period             5,658       7,016       7,142          481       2,158            22           1,189
                                          ----------  ----------  ----------  -----------  ----------  ------------  --------------
Net assets at end of period             $    16,358      17,431      28,533          149       4,525            77           7,463
                                          ==========  ==========  ==========  ===========  ==========  ============  ==============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                                                Oppenheimer                                 Putnam
                                             ----------------------------------------------  ------------------------------------
                                             Main Street                                         VT
                                              Growth                                           Growth         VT
                                                 &          High                 Strategic      and          New          VT
                                              Income       Income       Bond       Bond        Income       Value       Vista
                                             ----------  -----------  ---------  ----------  -----------  ----------- -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)          $       (48)          50        176          54          (49)          (9)        436
     Net realized gain (loss)                       53           (1)        21          (4)       1,201            2          22
     Change in unrealized appreciation
       (depreciation)                              905          (25)      (412)         (3)      (1,651)         (28)      1,514
                                             ----------  -----------  ---------  ----------  -----------  ----------- -----------
       Net increase (decrease) from
         operations                                910           24       (215)         47         (499)         (35)      1,972
                                             ----------  -----------  ---------  ----------  -----------  ----------- -----------

Contract transactions:
   Cova payments                                     -            -          -           -            -            -           -
   Cova redemptions                                  -            -          -           -            -            -           -
   Payments received from contract
     owners                                      2,482          663      2,986         899        6,678          235       1,372
   Transfers between sub-accounts
     (including fixed account), net              1,575        1,015      3,843       1,188        8,212          121       1,943
   Transfers for contract benefits and
     terminations                                 (239)         (55)      (306)        (74)        (819)         (69)       (225)
                                             ----------  -----------  ---------  ----------  -----------  ----------- -----------
       Net increase (decrease) in net
         assets from contract
         transactions                            3,818        1,623      6,523       2,013       14,071          287       3,090
                                             ----------  -----------  ---------  ----------  -----------  ----------- -----------

       Net increase (decrease) in net
         assets                                  4,728        1,647      6,308       2,060       13,572          252       5,062

Net assets at beginning of period                2,941          777      4,234       1,095       12,699          441       1,785
                                             ----------  -----------  ---------  ----------  -----------  ----------- -----------
Net assets at end of period                $     7,669        2,424     10,542       3,155       26,271          693       6,847
                                             ==========  ===========  =========  ==========  ===========  =========== ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                                     Putnam                                    Templeton
                                        -----------------------------  -------------------------------------------------------------
                                                            VT
                                             VT        International    Global     Franklin                              Developing
                                        International       New         Income      Small      Growth     International   Markets
                                           Growth      Opportunities   Securities    Cap     Securities    Securities    Securities
                                        -------------  --------------  ----------  --------  -----------  -------------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)      $        (168)            (15)         (2)       (3)          (2)           (15)         (16)
     Net realized gain (loss)                    464             250           -        12            2            384           68
     Change in unrealized appreciation
       (depreciation)                          6,452             820          (3)      231           60            957          828
                                        -------------  --------------  ----------  --------  -----------  -------------  -----------
       Net increase (decrease) from
         operations                            6,748           1,055          (5)      240           60          1,326          880
                                        -------------  --------------  ----------  --------  -----------  -------------  -----------

Contract transactions:
   Cova payments                                   -               -           -         -            -              -            -
   Cova redemptions                                -               -           -         -            -              -            -
   Payments received from contract
     owners                                    4,990             423          36       164          131          3,225        1,189
   Transfers between sub-accounts
     (including fixed account), net            2,769             529         301       609          348          3,301          838
   Transfers for contract benefits and
     terminations                               (519)            (97)         (6)      (33)          (1)          (149)         (97)
                                        -------------  --------------  ----------  --------  -----------  -------------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                          7,240             855         331       740          478          6,377        1,930
                                        -------------  --------------  ----------  --------  -----------  -------------  -----------

       Net increase (decrease) in net
         assets                               13,988           1,910         326       980          538          7,703        2,810

Net assets at beginning of period              6,206             602           -         -            -          1,507          679
                                        -------------  --------------  ----------  --------  -----------  -------------  -----------
Net assets at end of period            $      20,194           2,512         326       980          538          9,210        3,489
                                        =============  ==============  ==========  ========  ===========  =============  ===========


See accompanying notes to financial statements.


COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                                  Templeton                                Fidelity
                                          -----------------------  ----------------------------------------------------------------
                                                       Franklin
                                            Mutual     Large Cap                               VIP III       VIP III       VIP
                                            Shares      Growth       VIP        VIP II         Growth       Growth &     Equity-
                                          Securities   Securities   Growth    Contrafund    Opportunities    Income       Income
                                          -----------  ----------  ---------  ------------  --------------  ----------  -----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)       $        (23)         (3)       (11)          (13)             (5)        (18)          (6)
     Net realized gain (loss)                     10           7         41            58               4          33           14
     Change in unrealized appreciation
       (depreciation)                            121         161        298           219              15         119            -
                                          -----------  ----------  ---------  ------------  --------------  ----------  -----------
       Net increase (decrease) from
         operations                              108         165        328           264              14         134            8
                                          -----------  ----------  ---------  ------------  --------------  ----------  -----------

Contract transactions:
   Cova payments                                   -           -          -             -               -           -            -
   Cova redemptions                                -           -          -             -               -           -            -
   Payments received from contract
     owners                                      736         175        550           460             158         449          271
   Transfers between sub-accounts
     (including fixed account), net              796         792        952           773             469       1,156          731
   Transfers for contract benefits and
     terminations                                (80)       (113)       (88)          (81)            (24)       (109)         (38)
                                          -----------  ----------  ---------  ------------  --------------  ----------  -----------
       Net increase (decrease) in net
         assets from contract
         transactions                          1,452         854      1,414         1,152             603       1,496          964
                                          -----------  ----------  ---------  ------------  --------------  ----------  -----------

       Net increase (decrease) in net
         assets                                1,560       1,019      1,742         1,416             617       1,630          972

Net assets at beginning of period              1,021           -         88           400             112         852          256
                                          -----------  ----------  ---------  ------------  --------------  ----------  -----------
Net assets at end of period             $      2,581       1,019      1,830         1,816             729       2,482        1,228
                                          ===========  ==========  =========  ============  ==============  ==========  ===========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                                       American Century                          Dreyfus                   INVESCO
                                             -----------------------------------  -------------------------------------  ----------

                                                VP                                              VIF
                                             Income &         VP          VP       Stock     Disciplined      VIF           VIF
                                              Growth     International   Value     Index       Stock      Appreciation   Dynamics
                                             ----------  -------------  --------  ---------  -----------  -------------  ----------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)          $         -              -         -          -            -              1           -
     Net realized gain (loss)                        -              -         -          -            -              -           -
     Change in unrealized appreciation
       (depreciation)                                7              -         2          -            -              1           8
                                             ----------  -------------  --------  ---------  -----------  -------------  ----------
       Net increase (decrease) from
         operations                                  7              -         2          -            -              2           8
                                             ----------  -------------  --------  ---------  -----------  -------------  ----------

Contract transactions:
   Cova payments                                     -              -         -          -            -              -           -
   Cova redemptions                                  -              -         -          -            -              -           -
   Payments received from contract
     owners                                        269              2       169         14           10            220         172
   Transfers between sub-accounts
     (including fixed account), net                  3              -         2          -            -              3           1
   Transfers for contract benefits and
     terminations                                    -              -         -          -            -              -           -
                                             ----------  -------------  --------  ---------  -----------  -------------  ----------
       Net increase (decrease) in net
         assets from contract
         transactions                              272              2       171         14           10            223         173
                                             ----------  -------------  --------  ---------  -----------  -------------  ----------

       Net increase (decrease) in net
         assets                                    279              2       173         14           10            225         181

Net assets at beginning of period                    -              -         -          -            -              -           -
                                             ----------  -------------  --------  ---------  -----------  -------------  ----------
Net assets at end of period                $       279              2       173         14           10            225         181
                                             ==========  =============  ========  =========  ===========  =============  ==========


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Statement of Changes in Net Assets
Year ended December 31, 1999
(In thousands of dollars)



                                         INVESCO                          PIMCO                         Scudder
                                        ----------  -------------------------------------------------  -------------

                                           VIF         High         Low       StocksPLUS    Total
                                          High        Yield       Duration    Growth &      Return
                                          Yield        Bond         Bond       Income        Bond      International     Total
                                        ----------  -----------  -----------  ----------  -----------  -------------  ------------


Increase (decrease) in net assets
   from operations:
     Net investment income (loss)     $         -            -            -           -            -              -       (14,397)
     Net realized gain (loss)                   -            -            -           -            -              -       227,830
     Change in unrealized appreciation
       (depreciation)                           -            -            -           -            -             11        69,998
                                        ----------  -----------  -----------  ----------  -----------  -------------  ------------
       Net increase (decrease) from
         operations                             -            -            -           -            -             11       283,431
                                        ----------  -----------  -----------  ----------  -----------  -------------  ------------

Contract transactions:
   Cova payments                                -            -            -           -            -              -           605
   Cova redemptions                             -            -            -           -            -              -          (301)
   Payments received from contract
     owners                                    56            -            -           9           71            156       186,649
   Transfers between sub-accounts
     (including fixed account), net             -            -            -           -            -              2       362,647
   Transfers for contract benefits and
     terminations                               -            -            -           -            -              -      (189,616)
                                        ----------  -----------  -----------  ----------  -----------  -------------  ------------
       Net increase (decrease) in net
         assets from contract
         transactions                          56            -            -           9           71            158       359,984
                                        ----------  -----------  -----------  ----------  -----------  -------------  ------------

       Net increase (decrease) in net
         assets                                56            -            -           9           71            169       643,415

Net assets at beginning of period               -            -            -           -            -              -     1,700,542
                                        ----------  -----------  -----------  ----------  -----------  -------------  ------------
Net assets at end of period           $        56            -            -           9           71            169     2,343,957
                                        ==========  ===========  ===========  ==========  ===========  =============  ============


See accompanying notes to financial statements.

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000



(1)   ORGANIZATION
      Cova Variable Annuity Account One (the Separate Account), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Cova Financial Services Life Insurance Company (CFSLIC) and exists in accordance with the regulations of the Missouri Department of Insurance. The Separate Account is a funding vehicle for variable annuity contracts issued by CFSLIC.

      The Separate Account is divided into sub-accounts with the assets of each sub-account invested in corresponding portfolios of the following investment companies which are diversified, open-end, management investment companies registered under the Investment Company Act of 1940 as amended. The sub-accounts available for investment vary between variable annuity contracts offered for sale by CFSLIC.

           Cova Series Trust (Cova)                                          Liberty Variable Investment Trust (Liberty)
              Lord Abbett Growth and Income Portfolio                           Newport Tiger Fund, Variable Series
              Bond Debenture Portfolio                                       Goldman Sachs Variable Insurance Trust (Goldman Sachs)
              Developing Growth Portfolio                                       Growth and Income Fund
              Large Cap Research Portfolio                                      International Equity Fund
              Mid-Cap Value Portfolio                                           Global Income Fund
              Quality Bond Portfolio                                            Internet Tollkeeper Fund
              Small Cap Stock Portfolio                                      Kemper Variable Series (Kemper)
              Large Cap Stock Portfolio                                         Dreman High Return Equity Portfolio
              Select Equity Portfolio                                           Kemper Small Cap Growth Portfolio
              International Equity Portfolio                                    Kemper Small Cap Value Portfolio
              Balanced Portfolio                                                Kemper Government Securities Portfolio
              Equity Income Portfolio                                        MFS Variable Insurance Trust (MFS)
              Growth and Income Equity Portfolio                                MFS Bond Series
           General American Capital Company (GACC)                              MFS Research Series
              Money Market Fund                                                 MFS Growth with Income Series
           Russell Insurance Funds (Russell)                                    MFS Emerging Growth Series
              Multi-Style Equity Fund                                           MFS Emerging Markets Equity Series
              Aggressive Equity Fund                                            MFS High Income Series
              Non-U.S. Fund                                                     MFS Global Governments Series
              Core Bond Fund                                                    MFS New Discovery Series
              Real Estate Securities Fund                                    Metropolitan Series Fund, Inc. (MetLife)
           AIM Variable Insurance Funds, Inc. (AIM)                             Putnam International Stock Portfolio
              AIM V.I. Value Fund                                               Putnam Large Cap Growth Portfolio
              AIM V.I. Capital Appreciation Fund                             Oppenheimer Variable Account Funds (Oppenheimer)
              AIM V.I. International Equity Fund                                Oppenheimer Capital Appreciation Fund
           Alliance Variable Products Series Fund, Inc. (Alliance)              Oppenheimer Main Street Growth & Income Fund
              Premier Growth Portfolio                                          Oppenheimer High Income Fund
              Real Estate Investment Portfolio                                  Oppenheimer Bond Fund
                                                                                Oppenheimer Strategic Bond Fund

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


     Putnam Variable Trust (Putnam)                                    American Century Variable Portfolios, Inc. (American Century)
        Putnam VT Growth and Income Fund                                  American Century VP Income & Growth Fund
        Putnam VT New Value Fund                                          American Century VP International Fund
        Putnam VT Vista Fund                                              American Century VP Value Fund
        Putnam VT International Growth Fund                            Dreyfus Stock Index Fund (Dreyfus)
        Putnam VT International New Opportunities Fund                 Dreyfus Variable Investment Fund (Dreyfus)
     Franklin Templeton Variable Insurance Products Trust (Templeton)     Dreyfus VIF Disciplined Stock Portfolio
        Templeton Global Income Securities Fund                           Dreyfus VIF Appreciation Portfolio
        Franklin Small Cap Fund                                        INVESCO Variable Investment Funds, Inc. (INVESCO)
        Templeton Growth Securities Fund                                  INVESCO VIF Dynamics Fund
        Templeton International Securities Fund                           INVESCO VIF High Yield Fund
        Templeton Developing Markets Securities Fund                   PIMCO Variable Insurance Trust (PIMCO)
        Mutual Shares Securities Fund                                     PIMCO High Yield Bond Portfolio
        Franklin Large Cap Growth Securities Fund                         PIMCO Low Duration Bond Portfolio
     Variable Insurance Products Fund, Fund II and Fund III (Fidelity)    PIMCO StocksPLUS Growth & Income Portfolio
        VIP Growth Portfolio                                              PIMCO Total Return Bond Portfolio
        VIP II Contrafund Portfolio                                    Scudder Variable Life Investment Fund (Scudder)
        VIP III Growth Opportunities Portfolio                            International Portfolio
        VIP III Growth & Income Portfolio
        VIP Equity-Income Portfolio

      The following sub-accounts ceased operations during the year:
           Cova Riggs U.S. Government Securities    June 29, 2000
           Cova Riggs Stock                         June 29, 2000


(2)   SIGNIFICANT ACCOUNTING POLICIES
      (A)  INVESTMENT VALUATION
           Investments made in the portfolios of the investment companies are valued at the reported net asset value of such portfolios, which value their investment securities at fair value. The average cost method is used to compute the realized gains and losses on the sale of portfolio shares owned by the sub-accounts. Income from dividends and gains from realized capital gain distributions are recorded on the ex- distribution date.

      (B)  REINVESTMENT OF DISTRIBUTIONS
           With the exception of the GACC Money Market Fund, dividends and gains from realized gain distributions are reinvested in additional shares of the portfolio.

           GACC follows the Federal income tax practice known as consent dividending, whereby substantially all of its net investment income and realized capital gains are deemed to pass through to the Separate Account. As a result, GACC does not distribute dividends and realized capital gains. During December of each year, the accumulated net investment income and realized capital gains of the GACC Money Market Fund are allocated to the Separate Account by increasing the cost basis and recognizing a gain in the Separate Account.

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


      (C)  FEDERAL INCOME TAXES
           The operations of the Separate Account are included in the federal income tax return of CFSLIC which is taxed as a Life Insurance Company under the provisions of the Internal Revenue Code (IRC). Under current IRC provisions, CFSLIC believes it will be treated as the owner of the Separate Account assets for federal income tax purposes and does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited to the variable annuity contracts. Based on this, no charge has been made to the Separate Account for federal income taxes. A charge may be made in future years for federal income taxes that would be attributable to the variable annuity contracts.

      (D)  ANNUITY RESERVES
           Annuity reserves are computed for contracts in the payout stage according to the 1983a Mortality Table. The assumed investment return is 3%. The mortality risk is borne by CFSLIC and may result in additional transfers to the Separate Account. Conversely, if reserves exceed amounts required, transfers may be made from the Separate Account to CFSLIC.


(3)   SEPARATE ACCOUNT EXPENSES
      For variable annuity contracts with a contingent deferred sales charge, CFSLIC deducts a daily charge from the net assets of the Separate Account sub-accounts equivalent to an annual rate of 1.25% for the assumption of mortality and expense risks and 0.15% for administrative expenses. For variable annuity contracts with a sales charge (Series A), CFSLIC deducts a daily charge from the net assets of the Separate Account sub-accounts equivalent to an annual rate of 0.85% for all the insurance benefits.


(4)   CONTRACT FEES
      For variable annuity contracts with a contingent deferred sales charge, there is no deduction from purchase payments for sales fees at the time a variable annuity contract is purchased. However, if all or a portion of the contract value is withdrawn, a withdrawal fee may be assessed and deducted from the contract value or payment to the contract owner. The withdrawal fee is imposed on withdrawals of contract values attributable to purchase payments within five years after receipt and is equal to 5% of the purchase payment withdrawn. After the first contract anniversary, provided the contract value exceeds $5,000, the contract owner may make one withdrawal each contract year of up to 10% of the aggregate purchase payments (on deposit for more than one year) without incurring a surrender fee. CFSLIC does not assess a withdrawal charge on earnings withdrawn from the contract. CFSLIC deducted surrender fees of $1.87 million from the Separate Account during the year ended December 31, 2000.

      For Series A variable annuity contracts, CFSLIC deducts a sales charge from the gross purchase payment before the payment is allocated to the Separate Account and / or a fixed account. The amount of the sales charge depends on the contract owner's investment at the time of payment as follows:


                      Owner's                        Sales Charge as a % of
                     Investment                      Gross Purchase Payment
              -------------------------             -------------------------

              less than $50,000                              5.75%
              $50,000 - $99,999.99                           4.50%
              $100,000 - $249,999.99                         3.50%
              $250,000 - $499,999.99                         2.50%
              $500,000 - $999,999.99                         2.00%
              $1,000,000 or more                             1.00%

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


      CFSLIC imposes an annual contract maintenance fee of $30 on variable annuity contracts with contract values less than $50,000 on the contract anniversary. This fee covers the cost of contract administration for the previous year and is prorated between the Separate Account sub- accounts and the fixed rate account to which the contract value is allocated. Subject to certain restrictions, the contract owner may transfer all or a portion of the accumulated value of the contract among the available sub-accounts and the fixed rate account. After 12 transfers are made in a contract year, CFSLIC may deduct a transfer fee of $25 per additional transfer or, if less, 2% of the amount transferred, from the contract value. Transfers made in a dollar cost averaging program are not subject to the transfer fee. CFSLIC deducted contract maintenance and transfer fees of $736,000 from the Separate Account during the year ended December 31, 2000.

      Currently, CFSLIC advances any premium taxes due at the time purchase payments are made and deducts premium taxes at the time annuity payments begin. CFSLIC reserves the right to deduct premium taxes when incurred.

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000
(In thousands of dollars)


(5)    COST BASIS OF INVESTMENTS
       The cost basis of each sub-account's investment follows:


       Cova Lord Abbett Growth and Income     $ 715,131             MFS Global Governments                                  $ 154
       Cova Bond Debenture                      147,161             MFS New Discovery                                         150
       Cova Developing Growth                    41,505             MetLife Putnam International Stock                        195
       Cova Large Cap Research                   37,107             MetLife Putnam Large Cap Growth                           203
       Cova Mid-Cap Value                        37,246             Oppenheimer Capital Appreciation                       11,374
       Cova Quality Bond                         82,415             Oppenheimer Main Street Growth & Income                14,458
       Cova Small Cap Stock                      72,661             Oppenheimer High Income                                 3,237
       Cova Large Cap Stock                     221,912             Oppenheimer Bond                                       13,097
       Cova Select Equity                       202,027             Oppenheimer Strategic Bond                              3,957
       Cova International Equity                102,228             Putnam VT Growth and Income                            34,666
       Cova Balanced                              8,306             Putnam VT New Value                                     1,359
       Cova Equity Income                         5,542             Putnam VT Vista                                        13,814
       Cova Growth and Income Equity             13,100             Putnam VT International Growth                         24,953
       GACC Money Market                         28,262             Putnam VT International New Opportunities               5,562
       Russell Multi-Style Equity                62,397             Templeton Global Income Securities                        846
       Russell Aggressive Equity                 11,522             Franklin Small Cap                                      5,887
       Russell Non-U.S.                          23,965             Templeton Growth Securities                             2,762
       Russell Core Bond                         34,114             Templeton International Securities                     15,652
       Russell Real Estate Securities             1,783             Templeton Developing Markets Securities                 6,179
       AIM V.I. Value                            89,312             Templeton Mutual Shares Securities                      7,416
       AIM V.I. Capital Appreciation             52,462             Franklin Large Cap Growth Securities                    6,214
       AIM V.I. International Equity              9,072             Fidelity VIP Growth                                     3,990
       Alliance Premier Growth                   67,937             Fidelity VIP II Contrafund                              4,147
       Alliance Real Estate Investment            8,124             Fidelity VIP III Growth Opportunities                   1,157
       Liberty Newport Tiger Fund, Variable       1,031             Fidelity VIP III Growth & Income                        3,394
       Goldman Sachs Growth and Income            6,859             Fidelity VIP Equity-Income                              1,907
       Goldman Sachs International Equity         4,015             American Century VP Income & Growth                     8,751
       Goldman Sachs Global Income                  850             American Century VP International                         691
       Goldman Sachs Internet Tollkeeper            642             American Century VP Value                               4,074
       Kemper Dreman High Return Equity             122             Dreyfus Stock Index                                     1,485
       Kemper Small Cap Growth                    3,951             Dreyfus VIF Disciplined Stock                             301
       Kemper Small Cap Value                     4,514             Dreyfus VIF Appreciation                                4,970
       Kemper Government Securities               2,256             INVESCO VIF Dynamics                                    5,171
       MFS Bond                                   1,577             INVESCO VIF High Yield                                  2,042
       MFS Research                              20,219             PIMCO High Yield Bond                                      64
       MFS Growth with Income                    24,380             PIMCO Low Duration Bond                                    84
       MFS Emerging Growth                       29,034             PIMCO StocksPLUS Growth & Income                          418
       MFS Emerging Markets Equity                   86             PIMCO Total Return Bond                                 4,232
       MFS High Income                            5,993             Scudder International                                   3,043
                                                                                                                   ---------------
                                                                                                                      $ 2,402,876
                                                                                                                   ===============






COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE
                                                Commenced                     Sub-account Accumulation Unit Value
                                                              --------------------------------------------------------------------
                                               Operations      12/31/00      12/31/99      12/31/98      12/31/97       12/31/96
                                               ------------   ------------  ------------  ------------  ------------   -----------
      Cova Lord Abbett Growth and Income          01/08/99  $   44.615215     39.456928             -             -             -
      Cova Bond Debenture                         05/01/96      13.683709     13.765381     13.496500     12.881792     11.294930
      Cova Developing Growth                      08/20/97      11.569431     14.452868     11.067854     10.527554             -
      Cova Large Cap Research                     08/20/97      16.251700     14.635627     11.825550      9.899560             -
      Cova Mid-Cap Value                          08/20/97      16.399511     10.875538     10.437949     10.467957             -
      Cova Quality Bond                           05/01/96      12.707840     11.567155     11.914489     11.155126     10.368764
      Cova Small Cap Stock                        05/01/96      15.824433     17.932441     12.582860     13.491466     11.308419
      Cova Large Cap Stock                        05/01/96      19.662603     22.548941     19.428499     14.889462     11.334979
      Cova Select Equity                          05/01/96      17.000662     18.384654     16.987204     14.053502     10.838053
      Cova International Equity                   05/01/96      13.411485     16.333906     12.889315     11.462435     10.967004
      Cova Balanced                               07/01/97      12.472649     12.432529     11.767845     10.531920             -
      Cova Equity Income                          07/01/97      13.795079     12.202725     12.068849     11.194166             -
      Cova Growth and Income Equity               07/01/97      12.997078     13.966013     12.188331     10.756082             -
      GACC Money Market                           06/03/96      12.098648     11.525358     11.109943     10.667011     10.233546
      Russell Multi-Style Equity                  12/31/97      12.690575     14.667724     12.694810     10.000000             -
      Russell Aggressive Equity                   12/31/97      10.208188     10.422234      9.963254     10.000000             -
      Russell Non-U.S.                            12/31/97      12.361948     14.652149     11.142092     10.000000             -
      Russell Core Bond                           12/31/97      11.259451     10.380043     10.591175     10.000000             -
      Russell Real Estate Securities              07/01/99      11.778095      9.388124             -             -             -
      AIM V.I. Value                              12/31/97      14.080792     16.729131     13.060203     10.000000             -
      AIM V.I. Capital Appreciation               12/31/97      14.746962     16.785351     11.770729     10.000000             -
      AIM V.I. International Equity               12/31/97      12.636353     17.416663     11.391449     10.000000             -
      Alliance Premier Growth                     12/31/97      15.666282     19.043436     14.595485     10.000000             -
      Alliance Real Estate Investment             12/31/97       9.338240      7.474763      7.988435     10.000000             -
      Liberty Newport Tiger Fund, Variable        12/31/97      12.719406     15.290670      9.228765     10.000000             -
      Goldman Sachs Growth and Income             01/29/98       9.680632     10.299328      9.908613             -             -
      Goldman Sachs International Equity          01/29/98      12.693239     14.826563     11.402925             -             -
      Goldman Sachs Global Income                 01/29/98      11.317860     10.524196     10.781765             -             -
      Goldman Sachs Internet Tollkeeper           07/03/00       6.512676             -             -             -             -
      Kemper Dreman High Return Equity            05/15/98      11.825099      9.187195     10.487302             -             -
      Kemper Small Cap Growth                     12/31/97      13.641703     15.493396     11.676086     10.000000             -
      Kemper Small Cap Value                      12/31/97       9.104133      8.872647      8.753222     10.000000             -
      Kemper Government Securities                12/31/97      11.466982     10.480981     10.556498     10.000000             -
      MFS Bond                                    05/15/98      10.968630     10.184471     10.491811             -             -

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE
                                                Commenced                    Sub-account Net Assets (in thousands)
                                                              --------------------------------------------------------------------
                                               Operations      12/31/00      12/31/99      12/31/98      12/31/97      12/31/96
                                               ------------   ------------  ------------  ------------  ------------  ------------

      Cova Lord Abbett Growth and Income          01/08/99   $    883,696       835,419             -             -             -
      Cova Bond Debenture                         05/01/96        142,453       157,563       110,471        50,820         7,451
      Cova Developing Growth                      08/20/97         38,949        31,136        14,855         1,565             -
      Cova Large Cap Research                     08/20/97         45,532        33,108        12,968         1,233             -
      Cova Mid-Cap Value                          08/20/97         55,425        27,507        17,145         2,035             -
      Cova Quality Bond                           05/01/96         85,564        88,174        39,638        15,986         5,276
      Cova Small Cap Stock                        05/01/96         86,726        97,527        69,645        53,169        13,993
      Cova Large Cap Stock                        05/01/96        210,345       226,951        81,369        21,989        15,751
      Cova Select Equity                          05/01/96        205,217       225,772       179,310        97,063        22,159
      Cova International Equity                   05/01/96        104,818       123,899        94,245        62,371        14,333
      Cova Balanced                               07/01/97          8,310         8,441         3,372           401             -
      Cova Equity Income                          07/01/97          6,001         5,707         3,463           557             -
      Cova Growth and Income Equity               07/01/97         13,707        14,972         7,823         1,309             -
      GACC Money Market                           06/03/96         27,659        42,895        16,464         3,318           358
      Russell Multi-Style Equity                  12/31/97         57,980        56,328        29,559             -             -
      Russell Aggressive Equity                   12/31/97         10,893         9,457         5,343             -             -
      Russell Non-U.S.                            12/31/97         23,062        22,962        10,316             -             -
      Russell Core Bond                           12/31/97         33,685        27,554        17,050             -             -
      Russell Real Estate Securities              07/01/99          2,024           631             -             -             -
      AIM V.I. Value                              12/31/97         78,523        42,572         6,816             -             -
      AIM V.I. Capital Appreciation               12/31/97         46,132        15,128         2,160             -             -
      AIM V.I. International Equity               12/31/97          7,636         4,842         2,325             -             -
      Alliance Premier Growth                     12/31/97         61,703        39,333         9,748             -             -
      Alliance Real Estate Investment             12/31/97          8,787         3,554         1,529             -             -
      Liberty Newport Tiger Fund, Variable        12/31/97            966           622           295             -             -
      Goldman Sachs Growth and Income             01/29/98          6,524         6,392         4,634             -             -
      Goldman Sachs International Equity          01/29/98          3,666         3,561         1,287             -             -
      Goldman Sachs Global Income                 01/29/98            816           332           203             -             -
      Goldman Sachs Internet Tollkeeper           07/03/00            467             -             -             -             -
      Kemper Dreman High Return Equity            05/15/98            138           173            97             -             -
      Kemper Small Cap Growth                     12/31/97          3,398         1,760           893             -             -
      Kemper Small Cap Value                      12/31/97          4,724         4,402         2,145             -             -
      Kemper Government Securities                12/31/97          2,311         2,293           630             -             -
      MFS Bond                                    05/15/98          1,624           219           174             -             -

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE, CONTINUED:
                                                 Commenced                        Sub-account Accumulation Unit Value
                                                               --------------------------------------------------------------------
                                                Operations      12/31/00      12/31/99      12/31/98      12/31/97       12/31/96
                                                ------------   ------------  ------------  ------------  ------------   -----------
      MFS Research                                 12/31/97  $   13.971610     14.890281     12.172796     10.000000             -
      MFS Growth with Income                       12/31/97      12.500814     12.695264     12.066568     10.000000             -
      MFS Emerging Growth                          12/31/97      18.281636     23.059667     13.233235     10.000000             -
      MFS Emerging Markets Equity                  12/31/97       6.815168      8.954559      6.571830     10.000000             -
      MFS High Income                              12/31/97       9.510741     10.334082      9.845193     10.000000             -
      MFS Global Governments                       12/31/97      10.611738     10.258675     10.669943     10.000000             -
      MFS New Discovery                            09/01/00       8.600044             -             -             -             -
      MetLife Putnam International Stock           09/11/00       9.408411             -             -             -             -
      MetLife Putnam Large Cap Growth              09/11/00       7.342078             -             -             -             -
      Oppenheimer Capital Appreciation             12/31/97      16.811614     17.087450     12.232731     10.000000             -
      Oppenheimer Main Street Growth & Income      12/31/97      11.148881     12.393263     10.326519     10.000000             -
      Oppenheimer High Income                      12/31/97       9.658360     10.174699      9.893828     10.000000             -
      Oppenheimer Bond                             12/31/97      10.701916     10.228856     10.533011     10.000000             -
      Oppenheimer Strategic Bond                   12/31/97      10.417752     10.293168     10.151332     10.000000             -
      Putnam VT Growth and Income                  12/31/97      12.156330     11.402482     11.382650     10.000000             -
      Putnam VT New Value                          12/31/97      12.521148     10.365439     10.483517     10.000000             -
      Putnam VT Vista                              12/31/97      16.825380     17.769589     11.785702     10.000000             -
      Putnam VT International Growth               12/31/97      16.510462     18.486388     11.707003     10.000000             -
      Putnam VT International New Opportunities    12/31/97      13.828712     22.820083     11.402252     10.000000             -
      Templeton Global Income Securities           03/01/99      10.052678      9.681884             -             -             -
      Franklin Small Cap                           03/01/99      14.583586     17.679923             -             -             -
      Templeton Growth Securities                  01/19/99      13.302465     12.557918             -             -             -
      Templeton International Securities           05/01/98      10.752167     11.147003      9.144522             -             -
      Templeton Developing Markets Securities      05/01/98       7.710157     11.457935      7.552448             -             -
      Templeton Mutual Shares Securities           05/01/98      11.582319     10.413095      9.630622             -             -
      Franklin Large Cap Growth Securities         03/01/99      15.227698     14.665449             -             -             -
      Fidelity VIP Growth                          02/17/98      15.555548     17.723853     13.077878             -             -
      Fidelity VIP II Contrafund                   02/17/98      13.934724     15.140886     12.357373             -             -
      Fidelity VIP III Growth Opportunities        02/17/98       9.874037     12.073401     11.742360             -             -
      Fidelity VIP III Growth & Income             02/17/98      12.485285     13.135609     12.202502             -             -
      Fidelity VIP Equity-Income                   02/17/98      11.912664     11.141767     10.626607             -             -
      American Century VP Income & Growth          11/19/99       9.096785     10.320209             -             -             -
      American Century VP International            11/19/99      10.265271     12.514968             -             -             -
      American Century VP Value                    11/19/99      11.163438      9.582238             -             -             -

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE, CONTINUED:
                                                 Commenced                      Sub-account Net Assets (in thousands)
                                                               --------------------------------------------------------------------
                                                Operations      12/31/00      12/31/99      12/31/98      12/31/97      12/31/96
                                                ------------   ------------  ------------  ------------  ------------  ------------

      MFS Research                                 12/31/97  $      20,781        16,358         5,658             -             -
      MFS Growth with Income                       12/31/97         25,518        17,431         7,016             -             -
      MFS Emerging Growth                          12/31/97         31,289        28,533         7,142             -             -
      MFS Emerging Markets Equity                  12/31/97             76           149           481             -             -
      MFS High Income                              12/31/97          5,204         4,525         2,158             -             -
      MFS Global Governments                       12/31/97            157            77            22             -             -
      MFS New Discovery                            09/01/00            146             -             -             -             -
      MetLife Putnam International Stock           09/11/00            201             -             -             -             -
      MetLife Putnam Large Cap Growth              09/11/00            167             -             -             -             -
      Oppenheimer Capital Appreciation             12/31/97         12,136         7,463         1,189             -             -
      Oppenheimer Main Street Growth & Income      12/31/97         13,583         7,669         2,941             -             -
      Oppenheimer High Income                      12/31/97          2,842         2,424           777             -             -
      Oppenheimer Bond                             12/31/97         12,664        10,542         4,234             -             -
      Oppenheimer Strategic Bond                   12/31/97          3,795         3,155         1,095             -             -
      Putnam VT Growth and Income                  12/31/97         33,506        26,271        12,699             -             -
      Putnam VT New Value                          12/31/97          1,530           693           441             -             -
      Putnam VT Vista                              12/31/97         13,774         6,847         1,785             -             -
      Putnam VT International Growth               12/31/97         26,507        20,194         6,206             -             -
      Putnam VT International New Opportunities    12/31/97          4,084         2,512           602             -             -
      Templeton Global Income Securities           03/01/99            846           326             -             -             -
      Franklin Small Cap                           03/01/99          4,937           980             -             -             -
      Templeton Growth Securities                  01/19/99          2,715           538             -             -             -
      Templeton International Securities           05/01/98         14,986         9,210         1,507             -             -
      Templeton Developing Markets Securities      05/01/98          5,376         3,489           679             -             -
      Templeton Mutual Shares Securities           05/01/98          8,245         2,581         1,021             -             -
      Franklin Large Cap Growth Securities         03/01/99          6,017         1,019             -             -             -
      Fidelity VIP Growth                          02/17/98          3,609         1,830            88             -             -
      Fidelity VIP II Contrafund                   02/17/98          3,898         1,816           400             -             -
      Fidelity VIP III Growth Opportunities        02/17/98            963           729           112             -             -
      Fidelity VIP III Growth & Income             02/17/98          3,283         2,482           852             -             -
      Fidelity VIP Equity-Income                   02/17/98          1,989         1,228           256             -             -
      American Century VP Income & Growth          11/19/99          8,190           279             -             -             -
      American Century VP International            11/19/99            633             2             -             -             -
      American Century VP Value                    11/19/99          4,748           173             -             -             -

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE, CONTINUED:
                                                    Commenced                      Sub-account Accumulation Unit Value
                                                                 -------------------------------------------------------------------
                                                   Operations     12/31/00      12/31/99      12/31/98      12/31/97       12/31/96
                                                   ------------  -----------  ------------  ------------  ------------   -----------

      Dreyfus Stock Index                             11/19/99  $  9.232550     10.321607             -             -             -
      Dreyfus VIF Disciplined Stock                   11/19/99     9.216815     10.300470             -             -             -
      Dreyfus VIF Appreciation                        11/19/99     9.903423     10.118366             -             -             -
      INVESCO VIF Dynamics                            11/19/99    10.595514     11.142628             -             -             -
      INVESCO VIF High Yield                          11/19/99     8.811079     10.117511             -             -             -
      PIMCO High Yield Bond                           11/19/99     9.854942     10.078000             -             -             -
      PIMCO Low Duration Bond                         11/19/99    10.618205      9.969000             -             -             -
      PIMCO StocksPLUS Growth & Income                11/19/99     9.198094     10.306817             -             -             -
      PIMCO Total Return Bond                         11/19/99    10.738661      9.875011             -             -             -
      Scudder International                           11/19/99     8.976578     11.631204             -             -             -
      Cova Lord Abbett Growth and Income Series A     03/01/00    12.499617             -             -             -             -
      Cova Bond Debenture Series A                    03/01/00     9.861460             -             -             -             -
      Cova Developing Growth Series A                 03/01/00     7.631855             -             -             -             -
      Cova Large Cap Research Series A                03/01/00    12.381765             -             -             -             -
      Cova Mid-Cap Value Series A                     03/01/00    15.597965             -             -             -             -
      Cova Quality Bond Series A                      03/01/00    10.978852             -             -             -             -
      Cova Small Cap Stock Series A                   03/01/00     7.234558             -             -             -             -
      Cova Large Cap Stock Series A                   03/01/00     9.412766             -             -             -             -
      Cova Select Equity Series A                     03/01/00     9.918660             -             -             -             -
      Cova International Equity Series A              03/01/00     8.089426             -             -             -             -
      GACC Money Market Series A                      03/01/00    10.533000             -             -             -             -
      AIM V.I. Value Series A                         03/01/00     8.288728             -             -             -             -
      AIM V.I. Capital Appreciation Series A          03/01/00     7.828716             -             -             -             -
      AIM V.I. International Equity Series A          03/01/00     7.862601             -             -             -             -
      Templeton Global Income Securities Series A     03/01/00    10.500470             -             -             -             -
      Franklin Small Cap Series A                     03/01/00     7.141115             -             -             -             -
      Templeton Growth Securities Series A            03/01/00    10.388150             -             -             -             -
      Templeton International Securities Series A     03/01/00     9.971249             -             -             -             -
      Franklin Large Cap Growth Securities Series A   03/01/00     9.679346             -             -             -             -


COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE, CONTINUED:
                                                    Commenced                     Sub-account Net Assets (in thousands)
                                                                 -------------------------------------------------------------------
                                                   Operations     12/31/00      12/31/99      12/31/98      12/31/97      12/31/96
                                                   ------------  -----------  ------------  ------------  ------------  ------------

      Dreyfus Stock Index                             11/19/99  $     1,361            14             -             -             -
      Dreyfus VIF Disciplined Stock                   11/19/99          279            10             -             -             -
      Dreyfus VIF Appreciation                        11/19/99        4,809           225             -             -             -
      INVESCO VIF Dynamics                            11/19/99        4,529           181             -             -             -
      INVESCO VIF High Yield                          11/19/99        1,846            56             -             -             -
      PIMCO High Yield Bond                           11/19/99           62             -             -             -             -
      PIMCO Low Duration Bond                         11/19/99           85             -             -             -             -
      PIMCO StocksPLUS Growth & Income                11/19/99          355             9             -             -             -
      PIMCO Total Return Bond                         11/19/99        4,366            71             -             -             -
      Scudder International                           11/19/99        2,728           169             -             -             -
      Cova Lord Abbett Growth and Income Series A     03/01/00        1,046             -             -             -             -
      Cova Bond Debenture Series A                    03/01/00          255             -             -             -             -
      Cova Developing Growth Series A                 03/01/00          345             -             -             -             -
      Cova Large Cap Research Series A                03/01/00          189             -             -             -             -
      Cova Mid-Cap Value Series A                     03/01/00          198             -             -             -             -
      Cova Quality Bond Series A                      03/01/00           73             -             -             -             -
      Cova Small Cap Stock Series A                   03/01/00           99             -             -             -             -
      Cova Large Cap Stock Series A                   03/01/00          510             -             -             -             -
      Cova Select Equity Series A                     03/01/00          189             -             -             -             -
      Cova International Equity Series A              03/01/00          160             -             -             -             -
      GACC Money Market Series A                      03/01/00            -             -             -             -             -
      AIM V.I. Value Series A                         03/01/00          562             -             -             -             -
      AIM V.I. Capital Appreciation Series A          03/01/00          464             -             -             -             -
      AIM V.I. International Equity Series A          03/01/00          153             -             -             -             -
      Templeton Global Income Securities Series A     03/01/00           24             -             -             -             -
      Franklin Small Cap Series A                     03/01/00           42             -             -             -             -
      Templeton Growth Securities Series A            03/01/00           49             -             -             -             -
      Templeton International Securities Series A     03/01/00          134             -             -             -             -
      Franklin Large Cap Growth Securities Series A   03/01/00           89             -             -             -             -

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE, CONTINUED
                                                 Commenced                Sub-account Accumulation Unit Total Return*
                                                               --------------------------------------------------------------------
                                                Operations        2000          1999          1998          1997           1996
                                                ------------   ------------  ------------  ------------  ------------   -----------
      Cova Lord Abbett Growth and Income           01/08/99         13.07%         9.90%             -             -             -
      Cova Bond Debenture                          05/01/96         -0.59%         1.99%         4.77%        14.05%        11.86%
      Cova Developing Growth                       08/20/97        -19.95%        30.58%         5.13%         5.28%             -
      Cova Large Cap Research                      08/20/97         11.04%        23.76%        19.46%        -1.00%             -
      Cova Mid-Cap Value                           08/20/97         50.79%         4.19%        -0.29%         4.68%             -
      Cova Quality Bond                            05/01/96          9.86%        -2.92%         6.81%         7.58%         4.76%
      Cova Small Cap Stock                         05/01/96        -11.76%        42.52%        -6.74%        19.31%         7.57%
      Cova Large Cap Stock                         05/01/96        -12.80%        16.06%        30.49%        31.36%        13.32%
      Cova Select Equity                           05/01/96         -7.53%         8.23%        20.88%        29.67%         7.48%
      Cova International Equity                    05/01/96        -17.89%        26.72%        12.45%         4.52%         7.36%
      Cova Balanced                                07/01/97          0.32%         5.65%        11.74%         5.32%             -
      Cova Equity Income                           07/01/97         13.05%         1.11%         7.81%        11.94%             -
      Cova Growth and Income Equity                07/01/97         -6.94%        14.59%        13.32%         7.56%             -
      GACC Money Market                            06/03/96          4.97%         3.74%         4.15%         4.24%         2.34%
      Russell Multi-Style Equity                   12/31/97        -13.48%        15.54%        26.95%             -             -
      Russell Aggressive Equity                    12/31/97         -2.05%         4.61%        -0.37%             -             -
      Russell Non-U.S.                             12/31/97        -15.63%        31.50%        11.42%             -             -
      Russell Core Bond                            12/31/97          8.47%        -1.99%         5.91%             -             -
      Russell Real Estate Securities               07/01/99         25.46%        -6.12%             -             -             -
      AIM V.I. Value                               12/31/97        -15.83%        28.09%        30.60%             -             -
      AIM V.I. Capital Appreciation                12/31/97        -12.14%        42.60%        17.71%             -             -
      AIM V.I. International Equity                12/31/97        -27.45%        52.89%        13.91%             -             -
      Alliance Premier Growth                      12/31/97        -17.73%        30.48%        45.96%             -             -
      Alliance Real Estate Investment              12/31/97         24.93%        -6.43%       -20.12%             -             -
      Liberty Newport Tiger Fund, Variable         12/31/97        -16.82%        65.69%        -7.71%             -             -
      Goldman Sachs Growth and Income              01/29/98         -6.01%         3.94%        -0.91%             -             -
      Goldman Sachs International Equity           01/29/98        -14.39%        30.02%        14.03%             -             -
      Goldman Sachs Global Income                  01/29/98          7.54%        -2.39%         7.82%             -             -
      Goldman Sachs Internet Tollkeeper            07/03/00        -34.87%             -             -             -             -
      Kemper Dreman High Return Equity             05/15/98         28.71%       -12.40%         4.87%             -             -
      Kemper Small Cap Growth                      12/31/97        -11.95%        32.69%        16.76%             -             -
      Kemper Small Cap Value                       12/31/97          2.61%         1.36%       -12.47%             -             -
      Kemper Government Securities                 12/31/97          9.41%        -0.71%         5.57%             -             -
      MFS Bond                                     05/15/98          7.70%        -2.93%         4.92%             -             -

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE, CONTINUED
                                                 Commenced                Sub-account Expense as a % of Average Net Assets*
                                                               --------------------------------------------------------------------
                                                Operations        2000          1999          1998          1997          1996
                                                ------------   ------------  ------------  ------------  ------------  ------------

      Cova Lord Abbett Growth and Income           01/08/99          1.40%         1.40%             -             -             -
      Cova Bond Debenture                          05/01/96          1.40%         1.40%         1.40%         1.40%         1.40%
      Cova Developing Growth                       08/20/97          1.40%         1.40%         1.40%         1.40%             -
      Cova Large Cap Research                      08/20/97          1.40%         1.40%         1.40%         1.40%             -
      Cova Mid-Cap Value                           08/20/97          1.40%         1.40%         1.40%         1.40%             -
      Cova Quality Bond                            05/01/96          1.40%         1.40%         1.40%         1.40%         1.40%
      Cova Small Cap Stock                         05/01/96          1.40%         1.40%         1.40%         1.40%         1.40%
      Cova Large Cap Stock                         05/01/96          1.40%         1.40%         1.40%         1.40%         1.40%
      Cova Select Equity                           05/01/96          1.40%         1.40%         1.40%         1.40%         1.40%
      Cova International Equity                    05/01/96          1.40%         1.40%         1.40%         1.40%         1.40%
      Cova Balanced                                07/01/97          1.40%         1.40%         1.40%         1.40%             -
      Cova Equity Income                           07/01/97          1.40%         1.40%         1.40%         1.40%             -
      Cova Growth and Income Equity                07/01/97          1.40%         1.40%         1.40%         1.40%             -
      GACC Money Market                            06/03/96          1.40%         1.40%         1.40%         1.40%         1.40%
      Russell Multi-Style Equity                   12/31/97          1.40%         1.40%         1.40%             -             -
      Russell Aggressive Equity                    12/31/97          1.40%         1.40%         1.40%             -             -
      Russell Non-U.S.                             12/31/97          1.40%         1.40%         1.40%             -             -
      Russell Core Bond                            12/31/97          1.40%         1.40%         1.40%             -             -
      Russell Real Estate Securities               07/01/99          1.40%         1.40%             -             -             -
      AIM V.I. Value                               12/31/97          1.40%         1.40%         1.40%             -             -
      AIM V.I. Capital Appreciation                12/31/97          1.40%         1.40%         1.40%             -             -
      AIM V.I. International Equity                12/31/97          1.40%         1.40%         1.40%             -             -
      Alliance Premier Growth                      12/31/97          1.40%         1.40%         1.40%             -             -
      Alliance Real Estate Investment              12/31/97          1.40%         1.40%         1.40%             -             -
      Liberty Newport Tiger Fund, Variable         12/31/97          1.40%         1.40%         1.40%             -             -
      Goldman Sachs Growth and Income              01/29/98          1.40%         1.40%         1.40%             -             -
      Goldman Sachs International Equity           01/29/98          1.40%         1.40%         1.40%             -             -
      Goldman Sachs Global Income                  01/29/98          1.40%         1.40%         1.40%             -             -
      Goldman Sachs Internet Tollkeeper            07/03/00          1.40%             -             -             -             -
      Kemper Dreman High Return Equity             05/15/98          1.40%         1.40%         1.40%             -             -
      Kemper Small Cap Growth                      12/31/97          1.40%         1.40%         1.40%             -             -
      Kemper Small Cap Value                       12/31/97          1.40%         1.40%         1.40%             -             -
      Kemper Government Securities                 12/31/97          1.40%         1.40%         1.40%             -             -
      MFS Bond                                     05/15/98          1.40%         1.40%         1.40%             -             -

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE, CONTINUED
                                                  Commenced                  Sub-account Accumulation Unit Total Return*
                                                                --------------------------------------------------------------------
                                                 Operations        2000          1999          1998          1997           1996
                                                 ------------   ------------  ------------  ------------  ------------   -----------

      MFS Research                                  12/31/97         -6.17%        22.32%        21.73%             -             -
      MFS Growth with Income                        12/31/97         -1.53%         5.21%        20.67%             -             -
      MFS Emerging Growth                           12/31/97        -20.72%        74.26%        32.33%             -             -
      MFS Emerging Markets Equity                   12/31/97        -23.89%        36.26%       -34.28%             -             -
      MFS High Income                               12/31/97         -7.97%         4.97%        -1.55%             -             -
      MFS Global Governments                        12/31/97          3.44%        -3.85%         6.70%             -             -
      MFS New Discovery                             09/01/00        -14.00%             -             -             -             -
      MetLife Putnam International Stock            09/11/00         -5.92%             -             -             -             -
      MetLife Putnam Large Cap Growth               09/11/00        -26.58%             -             -             -             -
      Oppenheimer Capital Appreciation              12/31/97         -1.61%        39.69%        22.33%             -             -
      Oppenheimer Main Street Growth & Income       12/31/97        -10.04%        20.01%         3.27%             -             -
      Oppenheimer High Income                       12/31/97         -5.08%         2.84%        -1.06%             -             -
      Oppenheimer Bond                              12/31/97          4.62%        -2.89%         5.33%             -             -
      Oppenheimer Strategic Bond                    12/31/97          1.21%         1.40%         1.51%             -             -
      Putnam VT Growth and Income                   12/31/97          6.61%         0.17%        13.83%             -             -
      Putnam VT New Value                           12/31/97         20.80%        -1.13%         4.83%             -             -
      Putnam VT Vista                               12/31/97         -5.31%        50.77%        17.86%             -             -
      Putnam VT International Growth                12/31/97        -10.69%        57.91%        17.07%             -             -
      Putnam VT International New Opportunities     12/31/97        -39.40%       100.14%        14.02%             -             -
      Templeton Global Income Securities            03/01/99          3.83%        -3.18%             -             -             -
      Franklin Small Cap                            03/01/99        -17.51%        76.80%             -             -             -
      Templeton Growth Securities                   01/19/99          5.93%        25.58%             -             -             -
      Templeton International Securities            05/01/98         -3.54%        21.90%        -8.55%             -             -
      Templeton Developing Markets Securities       05/01/98        -32.71%        51.71%       -24.48%             -             -
      Templeton Mutual Shares Securities            05/01/98         11.23%         8.13%        -3.69%             -             -
      Franklin Large Cap Growth Securities          03/01/99          3.83%        46.65%             -             -             -
      Fidelity VIP Growth                           02/17/98        -12.23%        35.53%        30.78%             -             -
      Fidelity VIP II Contrafund                    02/17/98         -7.97%        22.53%        23.57%             -             -
      Fidelity VIP III Growth Opportunities         02/17/98        -18.22%         2.82%        17.42%             -             -
      Fidelity VIP III Growth & Income              02/17/98         -4.95%         7.65%        22.03%             -             -
      Fidelity VIP Equity-Income                    02/17/98          6.92%         4.85%         6.27%             -             -
      American Century VP Income & Growth           11/19/99        -11.86%         3.20%             -             -             -
      American Century VP International             11/19/99        -17.98%        25.15%             -             -             -
      American Century VP Value                     11/19/99         16.50%        -4.18%             -             -             -

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE, CONTINUED
                                                  Commenced               Sub-account Expense as a % of Average Net Assets*
                                                                --------------------------------------------------------------------
                                                 Operations        2000          1999          1998          1997          1996
                                                 ------------   ------------  ------------  ------------  ------------  ------------

      MFS Research                                  12/31/97          1.40%         1.40%         1.40%             -             -
      MFS Growth with Income                        12/31/97          1.40%         1.40%         1.40%             -             -
      MFS Emerging Growth                           12/31/97          1.40%         1.40%         1.40%             -             -
      MFS Emerging Markets Equity                   12/31/97          1.40%         1.40%         1.40%             -             -
      MFS High Income                               12/31/97          1.40%         1.40%         1.40%             -             -
      MFS Global Governments                        12/31/97          1.40%         1.40%         1.40%             -             -
      MFS New Discovery                             09/01/00          1.40%             -             -             -             -
      MetLife Putnam International Stock            09/11/00          1.40%             -             -             -             -
      MetLife Putnam Large Cap Growth               09/11/00          1.40%             -             -             -             -
      Oppenheimer Capital Appreciation              12/31/97          1.40%         1.40%         1.40%             -             -
      Oppenheimer Main Street Growth & Income       12/31/97          1.40%         1.40%         1.40%             -             -
      Oppenheimer High Income                       12/31/97          1.40%         1.40%         1.40%             -             -
      Oppenheimer Bond                              12/31/97          1.40%         1.40%         1.40%             -             -
      Oppenheimer Strategic Bond                    12/31/97          1.40%         1.40%         1.40%             -             -
      Putnam VT Growth and Income                   12/31/97          1.40%         1.40%         1.40%             -             -
      Putnam VT New Value                           12/31/97          1.40%         1.40%         1.40%             -             -
      Putnam VT Vista                               12/31/97          1.40%         1.40%         1.40%             -             -
      Putnam VT International Growth                12/31/97          1.40%         1.40%         1.40%             -             -
      Putnam VT International New Opportunities     12/31/97          1.40%         1.40%         1.40%             -             -
      Templeton Global Income Securities            03/01/99          1.40%         1.40%             -             -             -
      Franklin Small Cap                            03/01/99          1.40%         1.40%             -             -             -
      Templeton Growth Securities                   01/19/99          1.40%         1.40%             -             -             -
      Templeton International Securities            05/01/98          1.40%         1.40%         1.40%             -             -
      Templeton Developing Markets Securities       05/01/98          1.40%         1.40%         1.40%             -             -
      Templeton Mutual Shares Securities            05/01/98          1.40%         1.40%         1.40%             -             -
      Franklin Large Cap Growth Securities          03/01/99          1.40%         1.40%             -             -             -
      Fidelity VIP Growth                           02/17/98          1.40%         1.40%         1.40%             -             -
      Fidelity VIP II Contrafund                    02/17/98          1.40%         1.40%         1.40%             -             -
      Fidelity VIP III Growth Opportunities         02/17/98          1.40%         1.40%         1.40%             -             -
      Fidelity VIP III Growth & Income              02/17/98          1.40%         1.40%         1.40%             -             -
      Fidelity VIP Equity-Income                    02/17/98          1.40%         1.40%         1.40%             -             -
      American Century VP Income & Growth           11/19/99          1.40%         1.40%             -             -             -
      American Century VP International             11/19/99          1.40%         1.40%             -             -             -
      American Century VP Value                     11/19/99          1.40%         1.40%             -             -             -

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE, CONTINUED
                                                    Commenced               Sub-account Accumulation Unit Total Return*
                                                                 -------------------------------------------------------------------
                                                   Operations      2000          1999          1998          1997           1996
                                                   ------------  -----------  ------------  ------------  ------------   -----------
      Dreyfus Stock Index                             11/19/99      -10.55%         3.22%             -             -             -
      Dreyfus VIF Disciplined Stock                   11/19/99      -10.52%         3.00%             -             -             -
      Dreyfus VIF Appreciation                        11/19/99       -2.12%         1.18%             -             -             -
      INVESCO VIF Dynamics                            11/19/99       -4.91%        11.43%             -             -             -
      INVESCO VIF High Yield                          11/19/99      -12.91%         1.17%             -             -             -
      PIMCO High Yield Bond                           11/19/99       -2.21%         0.78%             -             -             -
      PIMCO Low Duration Bond                         11/19/99        6.51%        -0.31%             -             -             -
      PIMCO StocksPLUS Growth & Income                11/19/99      -10.76%         3.07%             -             -             -
      PIMCO Total Return Bond                         11/19/99        8.75%        -1.25%             -             -             -
      Scudder International                           11/19/99      -22.82%        16.31%             -             -             -
      Cova Lord Abbett Growth and Income Series A     03/01/00       25.00%             -             -             -             -
      Cova Bond Debenture Series A                    03/01/00       -1.39%             -             -             -             -
      Cova Developing Growth Series A                 03/01/00      -23.68%             -             -             -             -
      Cova Large Cap Research Series A                03/01/00       23.82%             -             -             -             -
      Cova Mid-Cap Value Series A                     03/01/00       55.98%             -             -             -             -
      Cova Quality Bond Series A                      03/01/00        9.79%             -             -             -             -
      Cova Small Cap Stock Series A                   03/01/00      -27.65%             -             -             -             -
      Cova Large Cap Stock Series A                   03/01/00       -5.87%             -             -             -             -
      Cova Select Equity Series A                     03/01/00       -0.81%             -             -             -             -
      Cova International Equity Series A              03/01/00      -19.11%             -             -             -             -
      GACC Money Market Series A                      03/01/00        5.33%             -             -             -             -
      AIM V.I. Value Series A                         03/01/00      -17.11%             -             -             -             -
      AIM V.I. Capital Appreciation Series A          03/01/00      -21.71%             -             -             -             -
      AIM V.I. International Equity Series A          03/01/00      -21.37%             -             -             -             -
      Templeton Global Income Securities Series A     03/01/00        5.00%             -             -             -             -
      Franklin Small Cap Series A                     03/01/00      -28.59%             -             -             -             -
      Templeton Growth Securities Series A            03/01/00        3.88%             -             -             -             -
      Templeton International Securities Series A     03/01/00       -0.29%             -             -             -             -
      Franklin Large Cap Growth Securities Series A   03/01/00       -3.21%             -             -             -             -

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(6)   UNIT FAIR VALUE, CONTINUED
                                                    Commenced              Sub-account Expense as a % of Average Net Assets*
                                                                 -------------------------------------------------------------------
                                                   Operations      2000          1999          1998          1997          1996
                                                   ------------  -----------  ------------  ------------  ------------  ------------

      Dreyfus Stock Index                             11/19/99        1.40%         1.40%             -             -             -
      Dreyfus VIF Disciplined Stock                   11/19/99        1.40%         1.40%             -             -             -
      Dreyfus VIF Appreciation                        11/19/99        1.40%         1.40%             -             -             -
      INVESCO VIF Dynamics                            11/19/99        1.40%         1.40%             -             -             -
      INVESCO VIF High Yield                          11/19/99        1.40%         1.40%             -             -             -
      PIMCO High Yield Bond                           11/19/99        1.40%         1.40%             -             -             -
      PIMCO Low Duration Bond                         11/19/99        1.40%         1.40%             -             -             -
      PIMCO StocksPLUS Growth & Income                11/19/99        1.40%         1.40%             -             -             -
      PIMCO Total Return Bond                         11/19/99        1.40%         1.40%             -             -             -
      Scudder International                           11/19/99        1.40%         1.40%             -             -             -
      Cova Lord Abbett Growth and Income Series A     03/01/00        0.85%             -             -             -             -
      Cova Bond Debenture Series A                    03/01/00        0.85%             -             -             -             -
      Cova Developing Growth Series A                 03/01/00        0.85%             -             -             -             -
      Cova Large Cap Research Series A                03/01/00        0.85%             -             -             -             -
      Cova Mid-Cap Value Series A                     03/01/00        0.85%             -             -             -             -
      Cova Quality Bond Series A                      03/01/00        0.85%             -             -             -             -
      Cova Small Cap Stock Series A                   03/01/00        0.85%             -             -             -             -
      Cova Large Cap Stock Series A                   03/01/00        0.85%             -             -             -             -
      Cova Select Equity Series A                     03/01/00        0.85%             -             -             -             -
      Cova International Equity Series A              03/01/00        0.85%             -             -             -             -
      GACC Money Market Series A                      03/01/00        0.85%             -             -             -             -
      AIM V.I. Value Series A                         03/01/00        0.85%             -             -             -             -
      AIM V.I. Capital Appreciation Series A          03/01/00        0.85%             -             -             -             -
      AIM V.I. International Equity Series A          03/01/00        0.85%             -             -             -             -
      Templeton Global Income Securities Series A     03/01/00        0.85%             -             -             -             -
      Franklin Small Cap Series A                     03/01/00        0.85%             -             -             -             -
      Templeton Growth Securities Series A            03/01/00        0.85%             -             -             -             -
      Templeton International Securities Series A     03/01/00        0.85%             -             -             -             -
      Franklin Large Cap Growth Securities Series A   03/01/00        0.85%             -             -             -             -


    * The total return does not include contract charges and the inclusion of these charges would reduce the total return. The total return is not annualized for periods less than 1 year; the expense ratio is annualized.

COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
      The realized gain (loss) on the sale of fund shares and the change in unrealized appreciation (depreciation) for each sub-account during the year ending December 31, 2000 and December 31, 1999 follows:

                                                                                     Realized Gain (Loss)
                                                               ------------------------------------------------------------
                                                                   Aggregate          Aggregate Cost
                                                    Year or   Proceeds from Sales     of Fund Shares          Realized
                                                    Period      of Fund Shares           Redeemed            Gain (Loss)
                                                   -------     -----------------    ------------------    -----------------


      Cova Lord Abbett Growth and Income             2000              $ 67,407              $ 61,043              $ 6,364
                                                     1999                33,043                31,617                1,426

      Cova Bond Debenture                            2000                18,683                18,552                  131
                                                     1999                 8,143                 8,020                  123

      Cova Developing Growth                         2000                   826                   804                   22
                                                     1999                   614                   545                   69

      Cova Large Cap Research                        2000                 1,465                 1,269                  196
                                                     1999                    68                    59                    9

      Cova Mid-Cap Value                             2000                   881                   749                  132
                                                     1999                   481                   460                   21

      Cova Quality Bond                              2000                14,513                14,553                  (40)
                                                     1999                13,923                13,935                  (12)

      Cova Small Cap Stock                           2000                 5,745                 4,236                1,509
                                                     1999                 6,406                 6,290                  116

      Cova Large Cap Stock                           2000                13,513                12,825                  688
                                                     1999                24,473                22,393                2,080

      Cova Select Equity                             2000                11,947                10,844                1,103
                                                     1999                 2,126                 1,843                  283

      Cova International Equity                      2000                10,652                 9,184                1,468
                                                     1999                 7,673                 6,613                1,060

      Cova Balanced                                  2000                 1,333                 1,311                   22
                                                     1999                   507                   464                   43

      Cova Equity Income                             2000                   956                   973                  (17)
                                                     1999                   355                   328                   27

      Cova Growth and Income Equity                  2000                 1,350                 1,237                  113
                                                     1999                   510                   448                   62


COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                     Realized Gain (Loss)
                                                               ------------------------------------------------------------
                                                                   Aggregate          Aggregate Cost
                                                    Year or     Proceeds from Sales   of Fund Shares          Realized
                                                    Period      of Fund Shares           Redeemed            Gain (Loss)
                                                   -------     -----------------    ------------------    -----------------


      Cova Riggs U.S. Government Securities          2000                 $ 690                 $ 703                $ (13)
                                                     1999                   201                   200                    1

      Cova Riggs Stock                               2000                   627                   635                   (8)
                                                     1999                   100                   100                    -

      GACC Money Market                              2000                60,041                57,995                2,046
                                                     1999                54,974                54,019                  955

      Russell Multi-Style Equity                     2000                 3,759                 3,680                   79
                                                     1999                 1,756                 1,634                  122

      Russell Aggressive Equity                      2000                   863                   808                   55
                                                     1999                   568                   578                  (10)

      Russell Non-U.S.                               2000                 1,546                 1,445                  101
                                                     1999                   604                   559                   45

      Russell Core Bond                              2000                 2,789                 2,922                 (133)
                                                     1999                 2,193                 2,264                  (71)

      Russell Real Estate Securities                 2000                   235                   222                   13
                                                     1999                     6                     6                    -

      AIM V.I. Value                                 2000                   642                   702                  (60)
                                                     1999                   231                   215                   16

      AIM V.I. Capital Appreciation                  2000                   539                   602                  (63)
                                                     1999                   191                   177                   14

      AIM V.I. International Equity                  2000                15,335                15,512                 (177)
                                                     1999                12,169                11,498                  671

      Alliance Premier Growth                        2000                   323                   317                    6
                                                     1999                   617                   559                   58

      Alliance Real Estate Investment                2000                   284                   292                   (8)
                                                     1999                   310                   332                  (22)

      Liberty Newport Tiger Fund, Variable           2000                 5,324                 5,280                   44
                                                     1999                 1,971                 1,801                  170


COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                     Realized Gain (Loss)
                                                               ------------------------------------------------------------
                                                                   Aggregate          Aggregate Cost
                                                    Year or     Proceeds from Sales   of Fund Shares          Realized
                                                    Period      of Fund Shares           Redeemed            Gain (Loss)
                                                   -------     -----------------    ------------------    -----------------


      Goldman Sachs Growth and Income                2000                 $ 978                 $ 992                $ (14)
                                                     1999                 1,183                 1,203                  (20)

      Goldman Sachs International Equity             2000                   372                   369                    3
                                                     1999                 3,457                 3,299                  158

      Goldman Sachs Global Income                    2000                    99                   100                   (1)
                                                     1999                    51                    51                    -

      Goldman Sachs Internet Tollkeeper              2000                     9                    11                   (2)
                                                     1999                     -                     -                    -

      Kemper Dreman High Return Equity               2000                    92                   111                  (19)
                                                     1999                     8                     8                    -

      Kemper Small Cap Growth                        2000                   504                   439                   65
                                                     1999                   401                   364                   37

      Kemper Small Cap Value                         2000                   831                   839                   (8)
                                                     1999                   446                   464                  (18)

      Kemper Government Securities                   2000                   857                   896                  (39)
                                                     1999                   206                   207                   (1)

      MFS Bond                                       2000                   618                   626                   (8)
                                                     1999                    14                    14                    -

      MFS Research                                   2000                   409                   349                   60
                                                     1999                   335                   308                   27

      MFS Growth with Income                         2000                   438                   419                   19
                                                     1999                   391                   371                   20

      MFS Emerging Growth                            2000                 2,085                 1,427                  658
                                                     1999                   671                   532                  139

      MFS Emerging Markets Equity                    2000                   109                    94                   15
                                                     1999                   561                   573                  (12)

      MFS High Income                                2000                   454                   470                  (16)
                                                     1999                   307                   312                   (5)


COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                     Realized Gain (Loss)
                                                               ------------------------------------------------------------
                                                                   Aggregate          Aggregate Cost
                                                    Year or     Proceeds from Sales   of Fund Shares          Realized
                                                    Period      of Fund Shares           Redeemed            Gain (Loss)
                                                   -------     -----------------    ------------------    -----------------


      MFS Global Governments                         2000                  $ 96                  $ 96                  $ -
                                                     1999                     6                     6                    -

      MFS New Discovery                              2000                     -                     -                    -
                                                     1999                     -                     -                    -

      MetLife Putnam International Stock             2000                    21                    21                    -
                                                     1999                     -                     -                    -

      MetLife Putnam Large Cap Growth                2000                    23                    25                   (2)
                                                     1999                     -                     -                    -

      Oppenheimer Capital Appreciation               2000                   242                   212                   30
                                                     1999                   219                   201                   18

      Oppenheimer Main Street Growth & Income        2000                   550                   526                   24
                                                     1999                   438                   411                   27

      Oppenheimer High Income                        2000                   265                   293                  (28)
                                                     1999                    42                    43                   (1)

      Oppenheimer Bond                               2000                   911                   970                  (59)
                                                     1999                   246                   253                   (7)

      Oppenheimer Strategic Bond                     2000                   478                   498                  (20)
                                                     1999                   170                   174                   (4)

      Putnam VT Growth and Income                    2000                 1,622                 1,771                 (149)
                                                     1999                   362                   360                    2

      Putnam VT New Value                            2000                   161                   165                   (4)
                                                     1999                   231                   238                   (7)

      Putnam VT Vista                                2000                   893                   812                   81
                                                     1999                   175                   153                   22

      Putnam VT International Growth                 2000                 3,582                 2,912                  670
                                                     1999                 4,284                 3,820                  464

      Putnam VT International New Opportunities      2000                   542                   614                  (72)
                                                     1999                 3,566                 3,316                  250



COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                     Realized Gain (Loss)
                                                               ------------------------------------------------------------
                                                                   Aggregate          Aggregate Cost
                                                    Year or     Proceeds from Sales   of Fund Shares          Realized
                                                    Period      of Fund Shares           Redeemed            Gain (Loss)
                                                   -------     -----------------    ------------------    -----------------


      Templeton Global Income Securities             2000                 $ 112                 $ 117                 $ (5)
                                                     1999                     6                     6                    -

      Franklin Small Cap                             2000                   581                   641                  (60)
                                                     1999                    72                    60                   12

      Templeton Growth Securities                    2000                   144                   150                   (6)
                                                     1999                    49                    47                    2

      Templeton International Securities             2000                 7,689                 7,890                 (201)
                                                     1999                10,350                10,164                  186

      Templeton Developing Markets Securities        2000                   253                   219                   34
                                                     1999                 1,026                   958                   68

      Templeton Mutual Shares Securities             2000                   342                   329                   13
                                                     1999                   187                   177                   10

      Franklin Large Cap Growth Securities           2000                   155                   151                    4
                                                     1999                   165                   158                    7

      Fidelity VIP Growth                            2000                   368                   384                  (16)
                                                     1999                    99                    90                    9

      Fidelity VIP II Contrafund                     2000                   313                   323                  (10)
                                                     1999                   426                   386                   40

      Fidelity VIP III Growth Opportunities          2000                   141                   156                  (15)
                                                     1999                    65                    64                    1

      Fidelity VIP III Growth & Income               2000                   306                   317                  (11)
                                                     1999                   275                   255                   20

      Fidelity VIP Equity-Income                     2000                   160                   165                   (5)
                                                     1999                   141                   139                    2

      American Century VP Income & Growth            2000                   145                   144                    1
                                                     1999                     -                     -                    -

      American Century VP International              2000                   121                   132                  (11)
                                                     1999                    16                    16                    -



COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                                     Realized Gain (Loss)
                                                               ------------------------------------------------------------
                                                                   Aggregate          Aggregate Cost
                                                    Year or     Proceeds from Sales   of Fund Shares          Realized
                                                    Period      of Fund Shares           Redeemed            Gain (Loss)
                                                   -------     -----------------    ------------------    -----------------


      American Century VP Value                      2000                 $ 140                 $ 137                  $ 3
                                                     1999                     -                     -                    -

      Dreyfus Stock Index                            2000                    15                    15                    -
                                                     1999                     -                     -                    -

      Dreyfus VIF Disciplined Stock                  2000                     2                     2                    -
                                                     1999                     -                     -                    -

      Dreyfus VIF Appreciation                       2000                   232                   225                    7
                                                     1999                     -                     -                    -

      INVESCO VIF Dynamics                           2000                   129                   139                  (10)
                                                     1999                     -                     -                    -

      INVESCO VIF High Yield                         2000                    11                    11                    -
                                                     1999                     -                     -                    -

      PIMCO High Yield Bond                          2000                    29                    30                   (1)
                                                     1999                     -                     -                    -

      PIMCO Low Duration Bond                        2000                     1                     1                    -
                                                     1999                     -                     -                    -

      PIMCO StocksPLUS Growth & Income               2000                    10                    10                    -
                                                     1999                     -                     -                    -

      PIMCO Total Return Bond                        2000                    27                    27                    -
                                                     1999                     -                     -                    -

      Scudder International                          2000                   112                   122                  (10)
                                                     1999                     -                     -                    -





COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                           Unrealized Appreciation (Depreciation)
                                                               ------------------------------------------------------------
                                                                 Appreciation          Appreciation
                                                    Year or     (Depreciation)        (Depreciation)
                                                    Period       End of Period       Beginning of Period       Change
                                                   -------     -----------------    ------------------    -----------------


      Cova Lord Abbett Growth and Income             2000             $ 169,611              $ 84,856             $ 84,755
                                                     1999                84,856                     -               84,856

      Cova Bond Debenture                            2000                (4,453)                4,348               (8,801)
                                                     1999                 4,348                 3,523                  825

      Cova Developing Growth                         2000                (2,211)                7,602               (9,813)
                                                     1999                 7,602                   890                6,712

      Cova Large Cap Research                        2000                 8,614                 6,817                1,797
                                                     1999                 6,817                 1,284                5,533

      Cova Mid-Cap Value                             2000                18,377                 1,426               16,951
                                                     1999                 1,426                   160                1,266

      Cova Quality Bond                              2000                 3,222                (1,015)               4,237
                                                     1999                (1,015)                1,598               (2,613)

      Cova Small Cap Stock                           2000                14,164                30,039              (15,875)
                                                     1999                30,039                   346               29,693

      Cova Large Cap Stock                           2000               (11,057)               36,556              (47,613)
                                                     1999                36,556                16,535               20,021

      Cova Select Equity                             2000                 3,379                33,989              (30,610)
                                                     1999                33,989                33,585                  404

      Cova International Equity                      2000                 2,750                33,733              (30,983)
                                                     1999                33,733                 9,278               24,455

      Cova Balanced                                  2000                     4                   311                 (307)
                                                     1999                   311                   173                  138

      Cova Equity Income                             2000                   459                  (266)                 725
                                                     1999                  (266)                   70                 (336)

      Cova Growth and Income Equity                  2000                   607                 2,123               (1,516)
                                                     1999                 2,123                   566                1,557

      Cova Riggs U.S. Government Securities          2000                     -                    (4)                   4
                                                     1999                    (4)                    -                   (4)




COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:


                                                                           Unrealized Appreciation (Depreciation)
                                                               ------------------------------------------------------------
                                                                 Appreciation          Appreciation
                                                    Year or     (Depreciation)        (Depreciation)
                                                    Period       End of Period       Beginning of Period       Change
                                                   -------     -----------------    ------------------    -----------------


      Cova Riggs Stock                               2000                   $ -                   $ 4                 $ (4)
                                                     1999                     4                     -                    4

      GACC Money Market                              2000                  (603)                1,215               (1,818)
                                                     1999                 1,215                   231                  984

      Russell Multi-Style Equity                     2000                (4,417)                5,696              (10,113)
                                                     1999                 5,696                 3,199                2,497

      Russell Aggressive Equity                      2000                  (629)                  736               (1,365)
                                                     1999                   736                    75                  661

      Russell Non-U.S.                               2000                  (903)                4,785               (5,688)
                                                     1999                 4,785                   412                4,373

      Russell Core Bond                              2000                  (429)               (1,947)               1,518
                                                     1999                (1,947)                  268               (2,215)

      Russell Real Estate Securities                 2000                   241                    (9)                 250
                                                     1999                    (9)                    -                   (9)

      AIM V.I. Value                                 2000               (10,227)                6,206              (16,433)
                                                     1999                 6,206                   668                5,538

      AIM V.I. Capital Appreciation                  2000                (5,866)                3,597               (9,463)
                                                     1999                 3,597                   164                3,433

      AIM V.I. International Equity                  2000                (1,283)                1,008               (2,291)
                                                     1999                 1,008                    81                  927

      Alliance Premier Growth                        2000                (6,234)                8,366              (14,600)
                                                     1999                 8,366                 1,522                6,844

      Alliance Real Estate Investment                2000                   663                  (407)               1,070
                                                     1999                  (407)                 (170)                (237)

      Liberty Newport Tiger Fund, Variable           2000                   (65)                  101                 (166)
                                                     1999                   101                    54                   47

      Goldman Sachs Growth and Income                2000                  (334)                   (2)                (332)
                                                     1999                    (2)                 (207)                 205



COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                            Unrealized Appreciation (Depreciation)
                                                               ------------------------------------------------------------
                                                                 Appreciation          Appreciation
                                                    Year or     (Depreciation)        (Depreciation)
                                                    Period       End of Period       Beginning of Period       Change
                                                   -------     -----------------    ------------------    -----------------


      Goldman Sachs International Equity             2000                $ (349)                $ 436               $ (785)
                                                     1999                   436                    56                  380

      Goldman Sachs Global Income                    2000                   (34)                  (15)                 (19)
                                                     1999                   (15)                   (1)                 (14)

      Goldman Sachs Internet Tollkeeper              2000                  (175)                    -                 (175)
                                                     1999                     -                     -                    -

      Kemper Dreman High Return Equity               2000                    16                   (20)                  36
                                                     1999                   (20)                    1                  (21)

      Kemper Small Cap Growth                        2000                  (553)                  542               (1,095)
                                                     1999                   542                   107                  435

      Kemper Small Cap Value                         2000                   210                    40                  170
                                                     1999                    40                  (155)                 195

      Kemper Government Securities                   2000                    55                   (48)                 103
                                                     1999                   (48)                    9                  (57)

      MFS Bond                                       2000                    47                    (6)                  53
                                                     1999                    (6)                    1                   (7)

      MFS Research                                   2000                   562                 3,094               (2,532)
                                                     1999                 3,094                   481                2,613

      MFS Growth with Income                         2000                 1,138                 1,415                 (277)
                                                     1999                 1,415                   574                  841

      MFS Emerging Growth                            2000                 2,255                12,069               (9,814)
                                                     1999                12,069                   985               11,084

      MFS Emerging Markets Equity                    2000                   (10)                   24                  (34)
                                                     1999                    24                   (94)                 118

      MFS High Income                                2000                  (789)                  (58)                (731)
                                                     1999                   (58)                  (34)                 (24)

      MFS Global Governments                         2000                     3                    (3)                   6
                                                     1999                    (3)                    1                   (4)




COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                           Unrealized Appreciation (Depreciation)
                                                               ------------------------------------------------------------
                                                                 Appreciation          Appreciation
                                                    Year or     (Depreciation)        (Depreciation)
                                                    Period       End of Period       Beginning of Period       Change
                                                   -------     -----------------    ------------------    -----------------


      MFS New Discovery                              2000                  $ (4)                  $ -                 $ (4)
                                                     1999                     -                     -                    -

      MetLife Putnam International Stock             2000                     6                     -                    6
                                                     1999                     -                     -                    -

      MetLife Putnam Large Cap Growth                2000                   (36)                    -                  (36)
                                                     1999                     -                     -                    -

      Oppenheimer Capital Appreciation               2000                   762                 1,754                 (992)
                                                     1999                 1,754                   134                1,620

      Oppenheimer Main Street Growth & Income        2000                  (875)                  877               (1,752)
                                                     1999                   877                   (28)                 905

      Oppenheimer High Income                        2000                  (395)                  (40)                (355)
                                                     1999                   (40)                  (15)                 (25)

      Oppenheimer Bond                               2000                  (433)                 (317)                (116)
                                                     1999                  (317)                   95                 (412)

      Oppenheimer Strategic Bond                     2000                  (162)                    -                 (162)
                                                     1999                     -                     3                   (3)

      Putnam VT Growth and Income                    2000                (1,160)                 (991)                (169)
                                                     1999                  (991)                  660               (1,651)

      Putnam VT New Value                            2000                   171                   (22)                 193
                                                     1999                   (22)                    6                  (28)

      Putnam VT Vista                                2000                   (40)                1,687               (1,727)
                                                     1999                 1,687                   173                1,514

      Putnam VT International Growth                 2000                 1,554                 6,805               (5,251)
                                                     1999                 6,805                   353                6,452

      Putnam VT International New Opportunities      2000                (1,478)                  860               (2,338)
                                                     1999                   860                    40                  820

      Templeton Global Income Securities             2000                    24                    (3)                  27
                                                     1999                    (3)                    -                   (3)



COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                            Unrealized Appreciation (Depreciation)
                                                               ------------------------------------------------------------
                                                                 Appreciation          Appreciation
                                                    Year or     (Depreciation)        (Depreciation)
                                                    Period       End of Period       Beginning of Period       Change
                                                   -------     -----------------    ------------------    -----------------


      Franklin Small Cap                             2000                $ (908)                $ 231             $ (1,139)
                                                     1999                   231                     -                  231

      Templeton Growth Securities                    2000                     2                    60                  (58)
                                                     1999                    60                     -                   60

      Templeton International Securities             2000                  (532)                1,005               (1,537)
                                                     1999                 1,005                    48                  957

      Templeton Developing Markets Securities        2000                  (803)                  872               (1,675)
                                                     1999                   872                    44                  828

      Templeton Mutual Shares Securities             2000                   829                   153                  676
                                                     1999                   153                    32                  121

      Franklin Large Cap Growth Securities           2000                  (108)                  161                 (269)
                                                     1999                   161                     -                  161

      Fidelity VIP Growth                            2000                  (381)                  310                 (691)
                                                     1999                   310                    12                  298

      Fidelity VIP II Contrafund                     2000                  (249)                  267                 (516)
                                                     1999                   267                    48                  219

      Fidelity VIP III Growth Opportunities          2000                  (194)                   28                 (222)
                                                     1999                    28                    13                   15

      Fidelity VIP III Growth & Income               2000                  (111)                  213                 (324)
                                                     1999                   213                    94                  119

      Fidelity VIP Equity-Income                     2000                    82                    17                   65
                                                     1999                    17                    17                    -

      American Century VP Income & Growth            2000                  (561)                    7                 (568)
                                                     1999                     7                     -                    7

      American Century VP International              2000                   (58)                    -                  (58)
                                                     1999                     -                     -                    -

      American Century VP Value                      2000                   674                     2                  672
                                                     1999                     2                     -                    2



COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000
(In thousands of dollars)


(7)   REALIZED GAIN (LOSS) AND CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION), CONTINUED:

                                                                            Unrealized Appreciation (Depreciation)
                                                               ------------------------------------------------------------
                                                                 Appreciation          Appreciation
                                                    Year or     (Depreciation)        (Depreciation)
                                                    Period       End of Period       Beginning of Period       Change
                                                   -------     -----------------    ------------------    -----------------


      Dreyfus Stock Index                            2000                $ (124)                  $ -               $ (124)
                                                     1999                     -                     -                    -

      Dreyfus VIF Disciplined Stock                  2000                   (22)                    -                  (22)
                                                     1999                     -                     -                    -

      Dreyfus VIF Appreciation                       2000                  (161)                    1                 (162)
                                                     1999                     1                     -                    1

      INVESCO VIF Dynamics                           2000                  (642)                    8                 (650)
                                                     1999                     8                     -                    8

      INVESCO VIF High Yield                         2000                  (196)                    -                 (196)
                                                     1999                     -                     -                    -

      PIMCO High Yield Bond                          2000                    (2)                    -                   (2)
                                                     1999                     -                     -                    -

      PIMCO Low Duration Bond                        2000                     1                     -                    1
                                                     1999                     -                     -                    -

      PIMCO StockPLUS Growth & Income                2000                   (63)                    -                  (63)
                                                     1999                     -                     -                    -

      PIMCO Total Return Bond                        2000                   134                     -                  134
                                                     1999                     -                     -                    -

      Scudder International                          2000                  (315)                   11                 (326)
                                                     1999                    11                     -                   11



COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(8)   UNITS OUTSTANDING

                                                     12/31/00        12/31/99         12/31/98        12/31/97        12/31/96
                                                   --------------  --------------  --------------- ---------------  --------------

      Sub-account accumulation units:
        Cova Lord Abbett Growth and Income            19,739,469      21,128,621                -               -               -
        Cova Bond Debenture                           10,379,151      11,413,993        8,184,894       3,945,097
        Cova Developing Growth                         3,364,546       2,153,899        1,342,201         148,658         659,663
        Cova Large Cap Research                        2,796,457       2,260,424        1,094,920         124,559               -
        Cova Mid-Cap Value                             3,377,783       2,528,900        1,642,553         194,386               -
        Cova Quality Bond                              6,709,012       7,608,610        3,323,343       1,433,081         508,830
        Cova Small Cap Stock                           5,473,303       5,435,852        5,532,610       3,940,243       1,237,405
        Cova Large Cap Stock                          10,667,988      10,050,149        4,178,035       1,473,929       1,389,606
        Cova Select Equity                            12,047,555      12,271,286       10,544,818       6,903,606       2,044,523
        Cova International Equity                      7,802,123       7,578,951        7,309,325       5,440,592       1,306,892
        Cova Balanced                                    665,772         678,937          286,511          38,079               -
        Cova Equity Income                               435,002         467,721          286,953          49,725               -
        Cova Growth and Income Equity                  1,054,184       1,072,066          641,789         121,673               -
        GACC Money Market                              2,265,284       3,709,173        1,473,737         311,051          34,964
        Russell Multi-Style Equity                     4,567,652       3,839,689        2,328,430               -               -
        Russell Aggressive Equity                      1,066,818         907,258          536,278               -               -
        Russell Non-U.S.                               1,864,835       1,566,787          925,792               -               -
        Russell Core Bond                              2,979,535       2,654,149        1,609,851               -               -
        Russell Real Estate Securities                   171,854          67,264                -               -               -
        AIM V.I. Value                                 5,573,084       2,544,761          521,890               -               -
        AIM V.I. Capital Appreciation                  3,126,329         901,235          183,488               -               -
        AIM V.I. International Equity                    604,303         277,998          204,072               -               -
        Alliance Premier Growth                        3,937,242       2,065,459          667,854               -               -
        Alliance Real Estate Investment                  941,017         475,475          191,411               -               -
        Liberty Newport Tiger Fund, Variable              75,915          40,648           31,936               -               -
        Goldman Sachs Growth and Income                  673,925         620,568          467,675               -               -
        Goldman Sachs International Equity               287,210         240,170          112,824               -               -
        Goldman Sachs Global Income                       72,120          31,541           18,833               -               -
        Goldman Sachs Internet Tollkeeper                 71,681               -                -               -               -
        Kemper Dreman High Return Equity                  11,685          18,808            9,223               -               -
        Kemper Small Cap Growth                          249,067         113,560           76,492               -               -
        Kemper Small Cap Value                           518,884         496,083          245,092               -               -
        Kemper Government Securities                     201,531         218,804           59,712               -               -
        MFS Bond                                         148,025          21,525           16,538               -               -
        MFS Research                                   1,487,387       1,098,586          464,786               -               -
        MFS Growth with Income                         2,041,279       1,373,014          581,434               -               -
        MFS Emerging Growth                            1,710,417       1,237,361          539,659               -               -
        MFS Emerging Markets Equity                       11,079          16,687           73,171               -               -
        MFS High Income                                  546,225         437,876          219,209               -               -
        MFS Global Governments                            14,766           7,473            2,082               -               -
        MFS New Discovery                                 16,967               -                -               -               -
        MetLife Putnam International Stock                21,346               -                -               -               -
        MetLife Putnam Large Cap Growth                   22,721               -                -               -               -
        Oppenheimer Capital Appreciation                 721,879         436,692           97,161               -               -
        Oppenheimer Main Street Growth & Income        1,218,285         618,771          284,830               -               -
        Oppenheimer High Income                          294,225         238,266           78,513               -               -



COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(8)   UNITS OUTSTANDING, CONTINUED:
                                                     12/31/00        12/31/99         12/31/98        12/31/97        12/31/96
                                                   --------------  --------------  --------------- ---------------  --------------

      Sub-account accumulation units, continued:
        Oppenheimer Bond                               1,183,359       1,030,539          401,990               -               -
        Oppenheimer Strategic Bond                       364,302         306,527          107,869               -               -
        Putnam VT Growth and Income                    2,756,294       2,304,013        1,115,668               -               -
        Putnam VT New Value                              122,202          66,900           42,091               -               -
        Putnam VT Vista                                  818,622         385,345          151,405               -               -
        Putnam VT International Growth                 1,605,448       1,092,379          530,055               -               -
        Putnam VT International New Opportunities        294,255         110,085           52,809               -               -
        Templeton Global Income Securities                84,168          33,720                -               -               -
        Franklin Small Cap                               338,504          55,398                -               -               -
        Templeton Growth Securities                      204,140          42,835                -               -               -
        Templeton International Securities             1,393,831         826,137          164,775               -               -
        Templeton Developing Markets Securities          697,304         304,489           89,960               -               -
        Templeton Mutual Shares Securities               709,561         247,806          106,035               -               -
        Franklin Large Cap Growth Securities             395,144          69,488                -               -               -
        Fidelity VIP Growth                              232,002         103,240            6,748               -               -
        Fidelity VIP II Contrafund                       279,709         119,923           32,354               -               -
        Fidelity VIP III Growth Opportunities             97,533          60,394            9,523               -               -
        Fidelity VIP III Growth & Income                 262,946         188,911           69,833               -               -
        Fidelity VIP Equity-Income                       166,995         110,182           24,132               -               -
        American Century VP Income & Growth              900,367          27,012                -               -               -
        American Century VP International                 61,640             155                -               -               -
        American Century VP Value                        425,321          17,999                -               -               -
        Dreyfus Stock Index                              147,375           1,373                -               -               -
        Dreyfus VIF Disciplined Stock                     30,230             944                -               -               -
        Dreyfus VIF Appreciation                         485,604          22,221                -               -               -
        INVESCO VIF Dynamics                             427,434          16,259                -               -               -
        INVESCO VIF High Yield                           209,530           5,548                -               -               -
        PIMCO High Yield Bond                              6,254              10                -               -               -
        PIMCO Low Duration Bond                            7,992              10                -               -               -
        PIMCO StocksPLUS Growth & Income                  36,238             887                -               -               -
        PIMCO Total Return Bond                          406,563           7,170                -               -               -
        Scudder International                            303,945          14,499                -               -               -
        Cova Lord Abbett Growth and Income Series A       83,643               -                -               -               -
        Cova Bond Debenture Series A                      25,850               -                -               -               -
        Cova Developing Growth Series A                   45,222               -                -               -               -
        Cova Large Cap Research Series A                  15,287               -                -               -               -
        Cova Mid-Cap Value Series A                       12,715               -                -               -               -
        Cova Quality Bond Series A                         6,623               -                -               -               -
        Cova Small Cap Stock Series A                     13,678               -                -               -               -
        Cova Large Cap Stock Series A                     54,158               -                -               -               -
        Cova Select Equity Series A                       19,028               -                -               -               -
        Cova International Equity Series A                19,835               -                -               -               -
        GACC Money Market Series A                            10               -                -               -               -
        AIM V.I. Value Series A                           67,798               -                -               -               -
        AIM V.I. Capital Appreciation Series A            59,281               -                -               -               -
        AIM V.I. International Equity Series A            19,455               -                -               -               -




COVA VARIABLE ANNUITY ACCOUNT ONE
Notes to Financial Statements
December 31, 2000


(8)   UNITS OUTSTANDING, CONTINUED:
                                                     12/31/00        12/31/99         12/31/98        12/31/97        12/31/96
                                                   --------------  --------------  --------------- ---------------  --------------

      Sub-account accumulation units, continued:
        Templeton Global Income Securities Series A        2,268               -                -               -               -
        Franklin Small Cap Series A                        5,890               -                -               -               -
        Templeton Growth Securities Series A               4,689               -                -               -               -
        Templeton International Securities Series A       13,397               -                -               -               -
        Franklin Large Cap Growth Securities Series A      9,214               -                -               -               -




      Sub-account annuity units:
        Cova Lord Abbett Growth and Income                93,720          59,648                -               -               -
        Cova Bond Debenture                               35,950          36,141              264                               -
        Cova Developing Growth                             2,153             413                -               -               -
        Cova Large Cap Research                            5,716           1,820            1,824               -               -
        Cova Mid-Cap Value                                 2,085             409                -               -               -
        Cova Quality Bond                                 27,850          15,804            3,838               -               -
        Cova Small Cap Stock                               8,272           3,048            2,555             773               -
        Cova Large Cap Stock                              34,232          16,416           10,956           3,028               -
        Cova Select Equity                                27,120          10,234           11,716           3,237               -
        Cova International Equity                         15,376           7,202            2,825             790               -
        Cova Balanced                                        540               -                -               -               -
        Cova Growth and Income                               519               -                -               -               -
        GACC Money Market                                 23,887          13,985            8,875               -               -
        Russell Multi-Style Equity                         1,199             616                -               -               -
        Russell Aggressive Equity                            289             164                -               -               -
        Russell Non-U.S.                                     752             398                -               -               -
        Russell Core Bond                                 13,341             363                -               -               -
        AIM V.I. Value                                     3,880               -                -               -               -
        AIM V.I. Capital Appreciation                      2,077               -                -               -               -
        Alliance Premier Growth                            1,438               -                -               -               -
        Goldman Sachs International Equity                 1,775               -                -               -               -
        MFS Emerging Growth                                1,165               -                -               -               -
        MFS High Income                                    1,037               -                -               -               -
        Putnam VT International New Opportunities          1,187               -                -               -               -
        Templeton Mutual Shares Securities                 2,452               -                -               -               -
        PIMCO StocksPLUS Growth & Income                   2,400               -                -               -               -






                             COVA FINANCIAL SERVICES
                     LIFE INSURANCE COMPANY AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                        Consolidated Financial Statements

                        December 31, 2000, 1999, and 1998

                   (With Independent Auditors' Report Thereon)



INDEPENDENT AUDITORS' REPORT



Board of Directors and Shareholder
Cova Financial Services Life Insurance Company
St. Louis, Missouri


We have audited the accompanying consolidated balance sheet of Cova Financial Services Life Insurance Company and subsidiaries as of December 31, 2000, and the related consolidated statements of operations, shareholder's equity, and cash flows for the year then ended. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Cova Financial Services Life Insurance Company and subsidiaries as of December 31, 2000, and the results of their operations and their cash flows for the year then ended in conformity with accounting principles generally accepted in the United States of America.

As more fully discussed in Note 2 to the consolidated financial statements, the Company was acquired in a business combination accounted for as a purchase. As a result of the acquisition, the consolidated financial statements for the period subsequent to the acquisition are presented on a different basis of accounting than those for the periods prior to the acquisition and, therefore, are not directly comparable.



/S/ Deloitte & Touche LLP


Chicago, Illinois
February 22, 2001

                          INDEPENDENT AUDITORS' REPORT



     The Board of Directors and Shareholder
     Cova Financial Services Life Insurance Company:


     We have audited the accompanying consolidated balance sheet of Cova Financial Services Life Insurance Company and subsidiaries (a wholly owned subsidiary of Cova Corporation) (the Company) as of December 31, 1999, and the related consolidated statements of operations, shareholders' equity, and cash flows for each of the years in the two-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Cova Financial Services Life Insurance Company as of December 31, 1999, and the results of their operations and their cash flows for each of the years in the two-year period ended December 31, 1999, in conformity with accounting principles generally accepted in the United States of America.


      /s/ KMPG LLP

      Chicago, Illinois
      February 4, 2000

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                           Consolidated Balance Sheets

                           December 31, 2000 and 1999
                                 (in thousands)
                                                                                                     PREDECESSOR
                                                                                                        BASIS
                                   Assets                                            2000               1999
                                                                                ---------------    ----------------


Investments:
    Fixed maturity securities, at fair value (amortized cost
       of $1,642,464 and $1,575,536)                                          $      1,683,580   $       1,481,997
    Preferred stock - affiliate, at fair value                                              --               6,892
    Common stock, at fair value                                                             12                  12
    Mortgage loans                                                                     354,777             376,147
    Policy loans                                                                        28,074              27,778
    Short-term investments                                                               4,917                  --
    Other invested assets                                                                3,501               4,625
                                                                                ---------------    ----------------

             Total investments                                                       2,074,861           1,897,451

Cash and cash equivalents                                                               89,725              91,931
Receivable from sale of securities                                                      15,628               1,452
Accrued investment income                                                               26,963              24,992
Deferred policy acquisition costs                                                       37,828             214,120
Value of business acquired                                                             254,804              55,406
Goodwill                                                                                35,458              16,157
Deferred income taxes                                                                    7,229              21,964
Receivable from OakRe                                                                    9,900             336,376
Income taxes recoverable                                                                   751               1,190
Due from affiliates                                                                      9,835                  --
Other assets                                                                               278                 741
Separate accounts                                                                    2,793,821           2,537,962
                                                                                ---------------    ----------------

             Total assets                                                     $      5,357,081   $       5,199,742
                                                                                ===============    ================

See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                     Consolidated Balance Sheets, continued

                           December 31, 2000 and 1999
                        (in thousands, except share data)
                                                                                                  PREDECESSOR
                                                                                                     BASIS
                  Liabilities and Shareholder's Equity                           2000                 1999
                                                                            ----------------     ---------------


Liabilities:
    Policyholder deposits                                                 $       2,112,064    $      2,270,795
    Future policy benefits                                                           62,095              58,432
    Payable on return of collateral on loaned securities                                 --              37,862
    Payable on purchase of securities                                                 4,240                 516
    Due to affiliates                                                                    --               4,220
    Accounts payable and other liabilities                                           17,154              21,993
    Payable to OakRe                                                                     --               2,898
    Guaranty fund assessments                                                        10,812              10,812
    Separate accounts                                                             2,793,802           2,537,652
                                                                            ----------------     ---------------

             Total liabilities                                                    5,000,167           4,945,180
                                                                            ----------------     ---------------


Shareholder's equity:
    Common stock, $2 par value.  Authorized
      5,000,000 shares; issued and outstanding
      2,899,466 shares in 2000 and 1999                                               5,799               5,799
    Additional paid-in capital                                                      345,954             260,491
    Retained (deficit) earnings                                                      (1,930)             12,906
    Accumulated other comprehensive income (loss)                                     7,091             (24,634)
                                                                            ----------------     ---------------

             Total shareholder's equity                                             356,914             254,562
                                                                            ----------------     ---------------

             Total liabilities and shareholder's equity                   $       5,357,081    $      5,199,742
                                                                            ================     ===============


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                      Consolidated Statements of Operations

                  Years ended December 31, 2000, 1999, and 1998
                                 (in thousands)


                                                                                    PREDECESSOR BASIS
                                                                     2000           1999         1998
                                                                  -----------    -----------  -----------


Revenues:
    Premiums                                                    $      8,503   $      8,468 $     23,875
    Separate account fees                                             38,235         30,999       20,820
    Net investment income                                            168,847        131,372      127,812
    Net realized losses on investments                                (6,877)       (10,107)      (1,005)
    Other income                                                       5,081          6,142        1,197
                                                                  -----------    -----------  -----------

             Total revenues                                          213,789        166,874      172,699
                                                                  -----------    -----------  -----------

Benefits and expenses:
    Interest on policyholder deposits                                117,025        102,274       93,759
    Current and future policy benefits                                13,127         27,409       25,225
    Operating and other expenses                                      27,981         26,905       12,638
    Amortization of purchased
      intangible assets                                               56,297          6,087        6,309
    Amortization of deferred policy
      acquisition costs                                                1,625         24,093       17,501
                                                                  -----------    -----------  -----------

             Total benefits and expenses                             216,055        186,768      155,432
                                                                  -----------    -----------  -----------

             (Loss) income before income taxes                        (2,266)       (19,894)      17,267
                                                                  -----------    -----------  -----------

Income tax (benefit) expense:
    Current                                                               68         (2,146)      (1,576)
    Deferred                                                            (404)        (4,244)       4,949
                                                                  -----------    -----------  -----------

             Total income tax (benefit) expense                         (336)        (6,390)       3,373
                                                                  -----------    -----------  -----------

             Net (loss) income                                  $     (1,930)  $    (13,504)$     13,894
                                                                  ===========    ===========  ===========


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 2000, 1999, and 1998
                                 (in thousands)
                                                                                        PREDECESSOR BASIS
                                                                         2000           1999         1998
                                                                      -----------     ----------   ----------

COMMON STOCK                                                        $      5,799    $     5,799  $     5,799
                                                                      -----------     ----------   ----------

ADDITIONAL PAID-IN CAPITAL:
    Balance at beginning of period                                       260,491        220,491      191,491
    Adjustment to reflect purchase acquisition                            30,463             --           --
    Capital contribution                                                  55,000         40,000       29,000
                                                                      -----------     ----------   ----------

    Balance at end of period                                             345,954        260,491      220,491
                                                                      -----------     ----------   ----------

RETAINED (DEFICIT) EARNINGS:
    Balance at beginning of period                                        12,906         26,410       12,516
    Adjustment to reflect purchase acquisition                           (12,906)            --           --
    Net (loss) income                                                     (1,930)       (13,504)      13,894
                                                                      -----------     ----------   ----------

    Balance at end of period                                              (1,930)        12,906       26,410
                                                                      -----------     ----------   ----------

ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME:
    Balance at beginning of period                                       (24,634)          (614)       2,732
    Adjustment to reflect purchase acquisition                            24,634             --           --
    Change in unrealized gains (losses) of fixed
      maturity and equity securities                                       7,091        (24,020)      (3,346)
                                                                      -----------     ----------   ----------

    Balance at end of period                                               7,091        (24,634)        (614)
                                                                      -----------     ----------   ----------

             Total shareholder's equity                             $    356,914    $   254,562  $   252,086
                                                                      ===========     ==========   ==========

TOTAL COMPREHENSIVE INCOME (LOSS):
    Net (loss) income                                               $     (1,930)   $   (13,504) $    13,894
    Other comprehensive income (loss), net of tax                          7,091        (24,020)      (3,346)
                                                                      -----------     ----------   ----------

             Total comprehensive income (loss)                      $      5,161    $   (37,524) $    10,548
                                                                      ===========     ==========   ==========


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 2000, 1999, and 1998
                                 (in thousands)

                                                                                                    PREDECESSOR BASIS
                                                                                 2000             1999            1998
                                                                             -------------     ------------   --------------


Cash flows from operating activities
Net (loss) income                                                          $       (1,930)         (13,504)          13,894
    Adjustments to reconcile net (loss) income to net cash
      provided by operating activities:
      Depreciation and amortization expenses                                      (16,691)           2,423            1,722
      Losses on investments, net                                                    6,877           10,107            1,005
      Interest credited to policyholder account balances                          117,025          102,274           93,759
      Policy charges                                                              (42,427)         (35,217)         (22,016)
      Changes in:
        Accrued investment income                                                  (1,971)          (3,487)            (902)
        Other receivables                                                         306,620          639,398          587,242
        Deferred policy acquisition costs and value of
           business acquired, net                                                   5,027          (95,323)         (48,391)
        Insurance related liabilities                                               5,386            4,096           15,975
        Income taxes payable                                                           34           (5,880)           4,084
        Other liabilities                                                          (9,468)            (141)         (17,766)
        Other, net                                                                (16,521)          64,655           10,783
                                                                             -------------     ------------   --------------
             Net cash provided by operating activities                            351,961          669,401          639,389
                                                                             -------------     ------------   --------------

CASH FLOWS FROM INVESTING ACTIVITIES
    Sales of:
      Fixed maturity securities                                                   187,167          187,566               --
      Equity securities                                                             9,000               --               --
      Mortgage loans                                                               22,456           31,071           73,748
      Real estate and real estate joint ventures                                   10,902               --               --
    Purchases of:
      Fixed maturity securities                                                  (431,493)        (487,092)        (695,377)
      Equity securities                                                                --               --           (9,037)
      Mortgage loans                                                               (3,295)         (64,278)         (38,634)
      Real estate and real estate joint ventures                                   (2,850)          (4,107)
    Maturities and repayments of fixed maturity securities                         81,305          251,200          579,589
    Net change in short-term investments                                           (4,917)              --               --
    Net change in policy loans                                                       (296)          (1,484)          (2,067)
    Net change in investment collateral                                           (37,862)          11,939           25,923
    Other, net                                                                         --         (202,328)              --
                                                                             -------------     ------------   --------------
             Net cash used in investing activities                               (169,883)        (277,513)         (65,855)
                                                                             -------------     ------------   --------------

CASH FLOWS FROM FINANCING ACTIVITIES
    Policyholder account balances:
      Deposits                                                                    416,742          396,086          780,291
      Withdrawals                                                                (656,026)        (835,821)      (1,306,846)
    Capital contribution                                                           55,000           40,000           29,000
                                                                             -------------     ------------   --------------
             Net cash used in financing activities                               (184,284)        (399,735)        (497,555)
                                                                             -------------     ------------   --------------

Change in cash and cash equivalents                                                (2,206)          (7,847)          75,979

Cash and cash equivalents, beginning of year                                       91,931           99,778           23,799
                                                                             -------------     ------------   --------------

CASH AND CASH EQUIVALENTS, END OF YEAR                                     $       89,725           91,931           99,778
                                                                             =============     ============   ==============


See accompanying notes to consolidated financial statements.

                 COVA FINANCIAL SERVICES LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES
                 (a wholly owned subsidiary of Cova Corporation)

                   Notes to Consolidated Financial Statements

                        December 31, 2000, 1999, and 1998






  (1)    BASIS OF PRESENTATION AND NATURE OF THE BUSINESS

         BASIS OF PRESENTATION

         Cova Financial Services Life Insurance Company (CFSLIC), a Missouri domiciled life insurance company, is a wholly owned subsidiary of Cova Corporation, which is a wholly owned subsidiary of General American Life Insurance Company (GALIC), a Missouri domiciled life insurance company. GALIC is a wholly owned subsidiary of GenAmerica Financial Corporation. CFSLIC owns 100% of the outstanding shares of two subsidiaries, First Cova Life Insurance Company (a New York domiciled life insurance company) (FCLIC) and Cova Financial Life Insurance Company (a California domiciled life insurance company) (CFLIC).

         The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). Significant intercompany transactions have been eliminated.

         NATURE OF THE BUSINESS

         CFSLIC and subsidiaries (the Company) market and service single premium deferred annuities, immediate annuities, variable annuities, term life, variable life, and single premium whole life insurance policies. The Company is licensed to do business in 47 states and the District of Columbia. Most of the policies issued present no significant mortality nor longevity risk to the Company, but rather represent investment deposits by the policyholders. Single premium whole life insurance policies provide policy beneficiaries with mortality benefits amounting to a multiple, which declines with age, of the original premium.

         Under the deferred fixed annuity contracts, interest rates credited to policyholder deposits are guaranteed by the Company for periods from one to ten years, but in no case may renewal rates be less than 3%. The Company may assess surrender fees against amounts withdrawn prior to scheduled rate reset and adjust account values based on current crediting rates. Policyholders also may incur certain federal income tax penalties on withdrawals.

         Under the variable annuity contracts, policyholder deposits are allocated to various separate account sub-accounts or the general account. A sub-account is valued at the sum of market values of the securities in its underlying investment portfolio. The contract value allocated to a sub-account will fluctuate based on the performance of the sub-account investments. The contract value allocated to the general account is credited with a fixed interest rate for a specified period. The Company may assess surrender fees against amounts withdrawn prior to the end of the withdrawal charge period. Policyholders also may incur certain federal income tax penalties on withdrawals.

         Under the variable life contracts, policyholder deposits are allocated to various separate account sub-accounts. The account value of a sub-account will fluctuate based on the performance of the sub-account investments. The Company guarantees a minimum death benefit to be paid to the beneficiaries upon the death of the insured. The Company may assess surrender fees against amounts withdrawn prior to the end of the surrender charge period. A deferred premium tax may also be assessed against amounts withdrawn in the first ten years. Policyholders may also incur certain federal income tax penalties on withdrawals.

         Under the term life insurance policies, policyholders pay a level premium over a certain period of time to guarantee a death benefit will be paid to the beneficiaries upon the death of the insured. This policy has no cash accumulation available to the policyholder.

         Although the Company markets its products through numerous distributors, including regional brokerage firms, national brokerage firms, and banks, approximately 72%, 86%, and 89% of the Company's sales have been through two specific brokerage firms, A. G. Edwards & Sons, Incorporated and Edward Jones & Company, in 2000, 1999, and 1998, respectively.

(2)      ACQUISITION BY METLIFE

         On January 6, 2000, GenAmerica Financial Corporation and all of its holdings were acquired by Metropolitan Life Insurance Company (MetLife), a New York domiciled life insurance company, for $1.2 billion in cash (the Merger).

         The Merger was accounted for using the purchase method of accounting. The net purchase price of approximately $296,753,000 was allocated to the assets and liabilities acquired based upon the fair market value of such assets and liabilities at the date of acquisition. For the purposes of financial reporting, the Company has accounted for the Merger as if it took place on January 1, 2000.

         The excess of the acquisition purchase price over the fair value of net assets acquired of approximately $37,324,000 was recorded as goodwill and will be amortized on a straight-line basis over 20 years. This new basis of accounting resulted in an increase in shareholder's equity of approximately $42,191,000 on January 1, 2000. The Company's consolidated financial statements subsequent to January 1, 2000 reflect this new basis of accounting.

         As a result of the acquisition, the consolidated financial statements for the period subsequent to the acquisition are presented on a different basis of accounting than those for the periods prior to the acquisition and, therefore, are not directly comparable. For periods prior to the date of the acquisition, the balances are referred to as "Predecessor Basis."

(3)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         INVESTMENTS

         All fixed maturity securities are classified as available-for-sale and are carried at fair value, with unrealized holding gains and losses reported as accumulated other comprehensive income in shareholder's equity, net of deferred effects of income tax and related effects on deferred policy acquisition costs and value of business acquired.

         Amortization of the discount or premium from the purchase of mortgage-backed bonds is recognized using a level-yield method, which considers the estimated timing and amount of prepayments of the underlying mortgage loans. Actual prepayment experience is periodically reviewed and effective yields are recalculated when differences arise between the prepayments previously anticipated and the actual prepayments received and currently anticipated.

         A realized loss is recognized and charged against income if the Company's carrying value in a particular investment in the available-for-sale category has experienced a significant decline in fair value that is deemed to be other than temporary.

         Investment income is recorded when earned. Realized capital gains and losses on the sale of investments are determined on a specific identification basis.

         Preferred stock represents an investment in nonredeemable preferred stock in GenAmerica Management Company, an affiliate. The security is carried at fair value, which is determined primarily through published quotes of trading values. Changes to adjust the carrying value are reported directly in shareholder's equity. Other-than-temporary declines below cost are recorded as realized losses.

         Common stock represents an investment in common stock warrants. The security is carried at fair value, which is determined primarily through published quotes of trading values. Changes to adjust the carrying value are reported directly in shareholder's equity. Other-than-temporary declines below cost are recorded as realized losses.

         Mortgage loans and policy loans are carried at their unpaid principal balances. An allowance for mortgage loan losses is established based on an evaluation of the mortgage loan portfolio, past credit loss experience, and current economic conditions. Valuation allowances are established for impaired loans when it is probable that collection of all amounts due under the contractual terms is doubtful. The Company had no impaired loans at December 31, 2000 and 1999, respectively. The valuation allowance for potential losses on mortgage loans was approximately $132,000 and $1,090,000 at December 31, 2000 and 1999,
         respectively.

         Short-term investments consist of investment in money market funds and are carried at cost, which approximates fair value.

         Other invested assets consist of investments in joint ventures and limited partnerships, which are carried at cost.

         The Company recognizes on its consolidated balance sheet cash related to collateral controlled on securities lending transactions and a corresponding obligation to return such collateral at the termination of such transactions.

         CASH AND CASH EQUIVALENTS

         Cash and cash equivalents include currency and demand deposits in banks, U.S. Treasury bills, money market accounts, and commercial paper with maturities less than 90 days, which are not otherwise restricted.

         DEFERRED POLICY ACQUISITION COSTS

         Certain costs of acquiring new business which vary with and are directly related to the production of new business, principally commissions, premium taxes, and certain policy issuance and underwriting costs, are deferred and amortized into income. Deferred policy acquisition costs are periodically reviewed as to recoverability and written down when necessary.

         The costs deferred are amortized in proportion to estimated future gross profits derived from investment income, realized gains and losses on sales of securities, unrealized securities gains and losses, interest credited to accounts, surrender fees, mortality costs, and policy maintenance expenses. The estimated gross profits are periodically reevaluated and the unamortized balance of deferred policy acquisition costs is adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from the inception of the policies and contracts. The amortization and adjustments resulting from unrealized gains and losses are not recognized currently in income but as an offset to the accumulated other comprehensive income component of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

         VALUE OF BUSINESS ACQUIRED

         Value of business acquired (VOBA) reflects the estimated fair value of acquired insurance business in force and represents the portion of the acquisition cost that was allocated to the value of future cash flows from insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected net cash flows from the acquired insurance contracts. Certain estimates were utilized in the computation of this asset including estimates of future policy retention, investment income, interest credited to policyholders, surrender fees, mortality costs, and policy maintenance costs discounted at a pretax rate of 13% (8.7% net after tax).

         The estimated gross profit streams are periodically reevaluated and the unamortized balance of VOBA is adjusted to the amount that would have existed had the actual experience and revised estimates been known and applied from inception. The amortization and adjustments resulting from unrealized appreciation and depreciation are not recognized currently in income but as an offset to the accumulated other comprehensive income reflected as a separate component of shareholder's equity. The amortization period is the remaining life of the policies, which is estimated to be 20 years from the date of original policy issue.

         Based on current assumptions, amortization of the original in-force VOBA asset, expressed as a percentage of the original in-force asset, is projected to be 9.6%, 8.4%, 6.8%, 5.6%, and 5.1% for the years ended December 31, 2001 through 2005, respectively. Actual amortization incurred during these years may be more or less as assumptions are modified to incorporate actual results. The average crediting rate on the original in-force VOBA asset is 7.0% for 2000.

         On June 1, 1995, the Company recorded VOBA related to the GALIC acquisition of the Company. As a result of the Merger, the unamortized VOBA balance at January 1, 2000 was written off.

         GOODWILL

         Goodwill represents the excess of purchase price over the fair value of net assets acquired and is amortized on the straight-line basis over a 20-year period. The Company reviews goodwill for impairment whenever events or changes in circumstances indicate that the carrying amount may not be recoverable.

         SEPARATE ACCOUNTS

         Separate accounts contain segregated assets of the Company that are specifically assigned to variable annuity or variable life policyholders and are not available to other creditors of the Company. The earnings of separate account investments are also assigned to the policyholders in the separate accounts, and are not guaranteed or supported by the other general investments of the Company. The Company earns policy maintenance, administration, and mortality and expense risk fees from the separate accounts and assesses withdrawal charges in the event of early withdrawals. Separate account assets are carried at fair value.

         POLICYHOLDER DEPOSITS

         The Company recognizes its liability for policy amounts that are not subject to policyholder mortality nor longevity risk at the stated contract value, which is the sum of the original deposit and accumulated interest, less any commissions, expenses and withdrawals. The weighted average interest crediting rate on the Company's policyholder deposits as of December 31, 2000 was 6.13%.

         FUTURE POLICY BENEFITS

         Reserves are held for future policy benefits that subject the Company to make benefit payments based upon the contractual provisions of the policies. For term, single premium whole life, and variable life policies, the primary risk is untimely death of the insured. For single premium deferred annuities and flexible premium variable deferred annuities, the primary risk is untimely surrender of the policy by the policy owner for the net cash surrender value. For supplemental contracts, fixed and variable, and single premium immediate annuities, the primary risk is unexpected longevity of the annuitant(s).

         All policy reserves are established as the present value of estimated future policy benefits, such present value based upon assumed future interest, expense, mortality, and surrenders as appropriate for the particular benefit. All assumptions are based upon the Company's conservative best estimate and are reviewed no less than annually and changed when actual experience and future anticipated experience dictates.

         INCOME TAXES

         The income tax provision is calculated under the liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the consolidated financial statement carrying amount of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The principal assets and liabilities giving rise to such differences are policy reserves, deferred policy acquisition costs and value of business acquired. Deferred income taxes also arise from unrealized capital gains and losses on fixed maturity securities and equity securities carried at fair value.

         REINSURANCE

         In the normal course of business, the Company seeks to limit its exposure to losses on large risks by ceding risks to other insurance enterprises or reinsurers. Reinsurance activities are accounted for consistent with terms of the underlying contracts. Premiums ceded to other companies have been reported as a reduction of premiums. Amounts applicable to reinsurance ceded for future policy benefits and claim liabilities have been reported as assets for these items, and commissions and expense allowances received in connection with reinsurance ceded have been accounted for in income as earned. Reinsurance does not relieve the Company from its primary responsibility to meet claim obligations. The Company evaluates the financial conditions of its reinsurers periodically.

         PREMIUM REVENUE

         The Company recognizes premium revenue at the time of issue on annuity policies that subject it to longevity risks. For term and variable life products, premiums are recognized as revenue when due.

         OTHER INCOME

         Other income consists primarily of policy surrender charges and fees from a modified coinsurance agreement with GALIC.

         USE OF ESTIMATES

         The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements. Actual results could differ from these estimates.

         The following elements of the consolidated financial statements are most affected by the use of estimates and assumptions:

              Investment valuation
              Amortization of deferred policy acquisition costs
              Amortization of  value of business acquired
              Recoverability of goodwill


         PENDING ACCOUNTING STANDARDS

         Statement of Financial Accounting Standards (SFAS) No. 133, Accounting for Derivative Instruments and Hedging Activities, is effective for all fiscal years beginning after June 15, 2000. SFAS 133, as amended, establishes accounting and reporting standards for derivative instruments, including certain derivative instruments embedded in other contracts and for hedging activities. Under SFAS 133, certain contracts that were not formerly considered derivatives may now meet the definition of a derivative. The Company will adopt SFAS 133 effective January 1, 2001. Management does not expect the adoption of SFAS 133 to have a significant impact on the financial position, results of operations, or cash flows of the Company.

         In July 2000, the Emerging Issues Task Force (EITF) reached consensus on Issue No. 99-20, Recognition of Interest Income and Impairment on Certain Investment. This pronouncement requires investors in certain asset-backed securities to record changes in their estimated yield on a prospective basis and to evaluate these securities for an other than temporary decline in value. This consensus is effective for financial statements with fiscal quarters beginning after March 15, 2001. While the Company is currently in the process of quantifying the impact of EITF 99-20, the provisions of the consensus are not expected to have a material impact on the Company's financial condition or results of operations.

         RECLASSIFICATIONS

         Certain 1999 and 1998 amounts have been reclassified to conform to the 2000 presentation.


  (4)    INVESTMENTS

         The Company's investments in fixed maturity and equity securities are considered available-for-sale and carried at estimated fair value, with the aggregate unrealized appreciation or depreciation being recorded as a separate component of shareholder's equity. The cost/amortized cost and estimated fair value of investments in fixed maturity securities and equity securities at December 31, 2000 and 1999, are as follows:

                                                                              2000
                                                  --------------------------------------------------------------
                                                     COST/           GROSS            GROSS         ESTIMATED
                                                   AMORTIZED      UNREALIZED       UNREALIZED         FAIR
                                                      COST           GAINS           LOSSES           VALUE
                                                  -------------  --------------   --------------  --------------
                                                                         (IN THOUSANDS)

         U.S. treasury securities               $       24,047 $       1,834   $           --   $       25,881
         Government agency obligations                  10,330           248               --           10,578
         Corporate securities                          978,885        32,594           (9,401)       1,002,078
         Mortgage-backed securities                    375,319         9,577              (22)         384,874
         Asset-backed securities                       253,882         8,725           (2,438)         260,169
                                                  -------------  --------------   --------------  --------------
              Total fixed maturity securities   $    1,642,463 $      52,978   $      (11,861)  $    1,683,580
                                                  =============  ==============   ==============  ==============

         Common stock                           $           37 $          --   $          (25)  $           12
                                                  =============  ==============   ==============  ==============


                                                                              1999
                                                                        PREDECESSOR BASIS
                                                  --------------------------------------------------------------
                                                     COST/           GROSS            GROSS         ESTIMATED
                                                   AMORTIZED      UNREALIZED       UNREALIZED         FAIR
                                                      COST           GAINS           LOSSES           VALUE
                                                  -------------  --------------   --------------  --------------
                                                                         (IN THOUSANDS)

         U.S. treasury securities               $       28,209 $          35   $       (2,665)  $       25,579
         Government agency obligations                  34,121            76             (318)          33,879
         Corporate securities                        1,040,309         1,901          (60,641)         981,569
         Mortgage-backed securities                    199,979            42           (7,335)         192,686
         Asset-backed securities                       272,918           389          (25,023)         248,284
                                                  -------------  --------------   --------------  --------------
              Total fixed maturity securities   $    1,575,536 $       2,443   $      (95,982)  $    1,481,997
                                                  =============  ==============   ==============  ==============

         Preferred stock - affiliate            $        9,000 $          --   $       (2,108)  $        6,892
                                                  =============  ==============   ==============  ==============

         Common stock                           $           37 $          --   $          (25)  $           12
                                                  =============  ==============   ==============  ==============


        The amortized cost and estimated fair value of fixed maturity securities at December 31, 2000, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties. Maturities of mortgage-backed securities will be substantially shorter than their contractual maturity because they require monthly principal installments and mortgagees may prepay principal.

                                                                        2000
                                                             ------------------------------
                                                                               ESTIMATED
                                                              AMORTIZED          FAIR
                                                                 COST            VALUE
                                                             --------------  --------------
                                                                   (IN THOUSANDS)

        Less than one year                                 $       51,572  $       51,539
        Due after one year through five years                     558,481         571,718
        Due after five years through ten years                    333,188         344,345
        Due after ten years                                        70,023          70,935
                                                             --------------  --------------
                                                                1,013,264       1,038,537
        Mortgage- and asset-backed securities                     629,200         645,043
                                                             --------------  --------------

                      Total                                $    1,642,464  $    1,683,580
                                                             ==============  ==============


        At December 31, 2000, approximately 90.6% of the Company's fixed maturity securities are investment grade or are nonrated but considered to be of investment grade. Of the 9.4% noninvestment grade fixed maturity securities, 3.1% are rated as BB, 1.0% are rated as B, and 5.3% are rated C and treated as impaired.

        At December 31, 2000, the Company had ten impaired fixed maturity securities with estimated fair value of approximately $21,100,000, of which eight fixed maturity securities, with estimated fair value of approximately $20,900,000, became non-income producing in 2000. At December 31, 1999, the Company had nine impaired fixed maturity securities with estimated fair value of approximately $9,400,000, of which seven fixed maturity securities, with estimated fair value of approximately $8,100,000, became non-income producing in 1999.

        The Company participated in a securities lending program whereby certain securities were loaned to third parties, primarily major brokerage firms. The agreement with a custodian bank facilitating such lending required that a minimum of 102% of the initial market value of the domestic loaned securities be maintained in a collateral pool. To further minimize the credit risk related to this lending program, the Company monitored the financial condition of the counterparties to these agreements. At December 31, 2000, the Company was not a participant in the securities lending program. Securities loaned at December 31, 1999 had market values totaling $36,957,975. Cash of $37,861,652 was held as collateral to secure this agreement. Income on the Company's securities lending program in 1999 was immaterial.

        The components of investment income, realized capital gains (losses), and unrealized appreciation (depreciation) are as follows:

                                                                                                   PREDECESSOR BASIS
                                                                                 ------------  --------------------------
                                                                                    2000          1999          1998
                                                                                 ------------  ------------ -------------
                                                                                             (IN THOUSANDS)

        Fixed maturity securities                                              $    133,122  $    100,969 $     94,876
        Mortgage loans                                                               30,144        27,161       28,650
        Cash and cash equivalents                                                     3,139         2,459        2,720
        Policy loans                                                                  2,160         2,136        1,980
        Short-term investments                                                        1,596            --           --
        Real estate                                                                     290           103           --
        Equity securities                                                               136           563           --
        Miscellaneous                                                                   314           335        1,728
                                                                                 ------------  ------------ -------------
               Total investment income                                              170,901       133,726      129,954
        Investment expenses                                                          (2,054)       (2,354)      (2,142)
                                                                                 ------------  ------------ -------------

               Net investment income                                           $    168,847  $    131,372 $    127,812
                                                                                 ============  ============ =============


        Net realized capital (losses) gains are as follows:
            Fixed maturity securities                                          $    (19,476) $    (20,011) $    (1,600)
            Joint ventures                                                           (1,369)           --           --
            Equity securities                                                            --             3           --
            Real estate                                                                  --           (38)          --
            Other investments                                                           (13)         (168)          --
                                                                                 ------------  ------------ -------------
               Total realized losses on investments                                 (20,858)      (20,214)      (1,600)

             VOBA/DAC offset to capital losses                                       13,981        10,107          594
                                                                                 ------------  ------------ -------------

               Net realized capital losses on investments                      $     (6,877) $    (10,107) $    (1,006)
                                                                                 ============  ============ =============

                                                                                                           PREDECESSOR
                                                                                                              BASIS
                                                                                        --------------   ----------------
                                                                                            2000               1999
                                                                                        --------------   ----------------
                                                                                               (IN THOUSANDS)

        Unrealized appreciation (depreciation) are as follows:
            Fixed maturity securities                                                 $     41,117    $       (93,540)
            Preferred stock - affiliate                                                         --             (2,108)
            Common stock                                                                        --                (25)
            Effects on value of business acquired amortization                             (30,208)            14,585
            Effects on deferred acquisition costs amortization                                  --             43,190
                                                                                        --------------   ----------------

               Unrealized appreciation (depreciation) before income tax                     10,909            (37,898)

            Unrealized income tax (expense) benefit                                         (3,818)            13,264
                                                                                        --------------   ----------------

               Net unrealized appreciation (depreciation) on investments              $      7,091    $       (24,634)
                                                                                        ==============   ================

        Gross gains of $4,321,731, $2,445,497 and $5,102,040 and gross losses of $23,797,205, $22,456,541 and $6,601,099 were realized on sales of fixed maturity securities during 2000, 1999 and 1998, respectively.

        Net realized losses include impairment writedowns of fixed maturity securities totaling $11,969,320, $18,768,778, and $100,000 during 2000,
        1999 and 1998, respectively.

        At December 31, 2000, approximately 37.7% of the mortgage loans are secured by properties in California, Texas and Maryland.

        Securities with a carrying value of approximately $7,211,491 at December 31, 2000 were deposited with government authorities as required by law.

        The Company does not have any individual security that exceeds 10% of shareholder's equity at December 31, 2000 and 1999.

  (5)   FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

        The Company has used interest rate swaps to attempt to protect the Company against possible changes in the market value of its portfolio and to manage the portfolio's effective yield, maturity, and duration. Interest rate swaps are marked to fair value monthly with the change in value reflected in unrealized appreciation or depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when the disposition closes a hedge. In this instance, the gain or loss adjusts the unamortized cost of the hedged security, and the resulting premium or discount is amortized or accreted over the remaining life of the hedged security.

        Under interest rate swaps, the Company agrees with counterparties to exchange, at specific intervals, the payments between floating and fixed-rate interest amounts calculated by reference to notional amounts. Net interest payments are recognized within net investment income in the consolidated statement of operations.

        At December 31, 2000 and 1999, the Company does not have any outstanding interest rate swap agreements. The interest rate swap agreements outstanding at December 31, 1998 were terminated during 1999 by the counterparties at a loss of $167,500 to the Company.

  (6)   FAIR VALUE OF FINANCIAL INSTRUMENTS

        In the normal course of business, the Company invests in various financial assets and incurs various financial liabilities. The fair value estimates of financial instruments presented below are not necessarily indicative of the amounts the Company might pay or receive in actual market transactions. Potential taxes and other transaction costs have not been considered in estimating fair value. The disclosures that follow do not reflect the fair value of the Company as a whole since a number of the Company's significant assets and liabilities are not considered financial instruments and are not carried at fair value.



                                                                                         PREDECESSOR BASIS
                                           ----------------------------------     ---------------------------------
                                                         2000                                   1999
                                           ----------------------------------     ---------------------------------

                                              CARRYING            FAIR               CARRYING           FAIR
                                                VALUE             VALUE               VALUE             VALUE
                                           ----------------  ----------------     ---------------  ----------------
                                                    (IN THOUSANDS)                         (IN THOUSANDS)

        ASSETS:
            Fixed maturity securities    $    1,683,580    $      1,683,580    $     1,481,997   $    1,481,997
             Mortgage loans                     354,777             371,975            376,147          374,168
             Policy loans                        28,074              28,074             27,778           27,778
             Short-term investments               4,917               4,917                 --               --
             Other invested assets                3,501               3,501              4,625            4,625
             Common stock                            12                  12                 12               12
             Preferred stock-affiliate               --                  --              6,892            6,892
             Separate accounts                2,793,821           2,793,821          2,537,962        2,537,962

        LIABILITIES:
             Policyholder deposits            2,105,202           2,036,252          2,266,420        2,181,513
             Separate accounts                2,793,802           2,793,802          2,537,652        2,537,652



        The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

              Cash and Cash Equivalents, Short-term Investments, and Accrued Investment Income

              The carrying value amounts reported in the consolidated balance sheets for these instruments approximate their fair values due to their short-term nature.

              Investment Securities and Mortgage Loans

              Fair values of fixed maturity and equity securities are based on quoted market prices, where available. For fixed maturity and equity securities not actively traded, fair value estimates are obtained from independent pricing services. In some cases, such as private placements, certain mortgage-backed securities, and mortgage loans, fair values are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments.

              Policy Loans

              Fair values of policy loans approximate carrying value as the interest rates on the majority of policy loans are reset periodically and, therefore, approximate current interest rates.

              Policyholder Deposits

              The Company's policy contracts require the beneficiaries to commence receipt of payments by the later of age 85 or 10 years after purchase, and substantially all permit earlier surrenders, generally subject to fees and adjustments. Fair values for the Company's liabilities for investment type contracts (policyholder deposits) are estimated at the account value less surrender charges. Of the contracts permitting surrender, substantially all provide the option to surrender without fee or adjustment during the 30 days following reset of guaranteed crediting rates. The Company has not determined a practical method to determine the present value of this option.

 (7)     DEFERRED POLICY ACQUISITION COSTS AND VALUE OF BUSINESS ACQUIRED

         The components of deferred policy acquisition costs are shown below:

                                                                                                   PREDECESSOR BASIS
                                                                                 ------------  --------------------------
                                                                                    2000          1999          1998
                                                                                 ------------  ------------ -------------
                                                                                             (IN THOUSANDS)

         Deferred policy acquisition costs - beginning of period               $    214,120  $    131,973 $     84,326
         Effects of push down purchase accounting                                  (214,120)           --           --
         Commissions and costs deferred                                              38,128        45,793       50,044
         Interest credited                                                            1,325        10,365        7,513
         Amortization                                                                (1,625)      (13,986)     (16,906)
         Deferred policy acquisition costs attributable to
             unrealized depreciation of investments                                     --         39,975        6,996
                                                                                 ------------  ------------ -------------

         Deferred policy acquisition costs - end of period                     $     37,828  $    214,120 $    131,973
                                                                                 ============  ============ =============



         The components of value of business acquired are shown below:

                                                                                                   PREDECESSOR BASIS
                                                                                 ------------  --------------------------
                                                                                    2000          1999          1998
                                                                                 ------------  ------------ -------------
                                                                                             (IN THOUSANDS)

         Value of business acquired - beginning of period                      $     55,406  $     42,230 $     41,486
         Effects of push down purchase accounting                                   (55,406)           --           --
         Effects of push down purchase accounting                                   297,659            --           --
         Renewal expense deferred                                                     8,387            --           --
         Interest credited                                                           19,357         2,695        2,864
         Amortization                                                               (40,391)       (4,577)      (4,548)
         Value of business acquired attributable to unrealized (appreciation)
               depreciation of investments                                          (30,208)       15,058        2,428
                                                                                 ------------  ------------ -------------

         Value of business acquired - end of period                            $    254,804  $     55,406 $     42,230
                                                                                 ============  ============ =============

(8)      REINSURANCE

        Effective December 31, 1999, the Company entered into a modified coinsurance reinsurance agreement with MetLife. Under the reinsurance agreement, the Company ceded life insurance and annuity business that was issued or renewed from July 25, 1999 through December 31, 1999 to MetLife. The amount of ceded life insurance and annuity business that was issued or renewed from the Company to MetLife was approximately $230,000,000 and $259,000,000 at December 31, 2000 and 1999,
        respectively. Net earnings to MetLife from that business are experience refunded to the Company. The agreement does not meet the conditions for reinsurance accounting under GAAP. In substance, the agreement represents a guarantee by MetLife of new business and renewed SPDA business during this period. There was no impact on the Company's consolidated financial statements resulting from the reinsurance transaction with MetLife.

        Effective January 1, 1998, the Company entered into a modified coinsurance financial reinsurance agreement with GALIC. The reinsurance agreement provided that the Company would reinsure a block of "stable value" annuity business issued by GALIC on a 36% coinsurance basis amounting to approximately $88,000,000 and $635,000,000 in 1999 and 1998, respectively. The agreement does not meet the conditions for reinsurance accounting under GAAP, and no assets were transferred. Effective July 1, 1999, the Company terminated the financing reinsurance agreement with GALIC. The Company recognized income of approximately $1,600,000 from this transaction in both 1999 and 1998.

        Effective January 1, 1997, the Company entered into a financial reinsurance agreement with RGA Reinsurance Company (RGA), an affiliate, related to certain of the Company's single premium deferred annuity products, and transferred assets equal to 60% of deposits received. The agreement does not meet the conditions for reinsurance accounting under GAAP. On January 31, 1999, the Company suspended ceding new business to RGA, and on November 30, 1999, the Company recaptured all of the obligations and related investments from RGA. The Company recognized an operating expense of approximately $12,600,000 related to the recapture.

        On June 1, 1995, when GALIC formed Cova Corporation and purchased CSFLIC, then known as Xerox Financial Services Life Insurance Company (XFSLIC), from Xerox Financial Services, Inc. (XFSI), a wholly owned subsidiary of Xerox Corporation, it entered into a financing reinsurance transaction with OakRe Life Insurance Company (OakRe), then a subsidiary of XFSLIC, for OakRe to assume the economic benefits and risks of the existing single premium deferred annuity deposits of XFSLIC. Ownership of OakRe was retained by XFSI subsequent to the sale of XFSLIC and other affiliates.

        In substance, terms of the agreement have allowed the seller, XFSI, to retain substantially all of the existing financial benefits and risks of the existing business, while the purchaser, GALIC, obtained the corporate operating and product licenses, marketing, and administrative capabilities of the Company and access to the retention of the policyholder deposit base that persists beyond the next crediting rate reset date.

        The financing reinsurance agreement entered into with OakRe as condition to the purchase of the Company does not meet the criteria for reinsurance accounting under GAAP. The net assets initially transferred to OakRe were established as a receivable and are subsequently increased as interest accrued on the underlying deposits and decrease as funds are transferred back to the Company when policies reach their crediting rate reset date or benefits are claimed. The receivable from OakRe to the Company that was created by this transaction will be liquidated over the remaining crediting rate guaranty periods. The liquidations transfer cash daily in the amount of the then current account value, less a recapture commission fee to OakRe on policies retained beyond their 30-day-no-fee surrender window by the Company, upon the next crediting rate reset date of each annuity policy. The Company may then reinvest that cash for those policies that are retained and thereafter assume the benefits and risks of those deposits.

        In the event that both OakRe and XFSI default on the receivable, the Company may draw funds from a standby bank irrevocable letter of credit established by XFSI in the amount of $500,000,000. No funds were drawn on this letter of credit since inception of the agreement.

        The Company had recorded a future payable that represents the present value of the anticipated future commission payments payable to OakRe over the remaining life of the financial reinsurance agreement discounted at an estimated borrowing rate of 6.50%. The future payable was extinguished in 2000.

        On July 1, 2000, the Company recaptured all of the existing single premium deferred annuity policies ceded to OakRe. On that same date, the Company terminated the June 1, 1995 reinsurance agreement with OakRe. The Company recognized an operating income of approximately $1,100,000 related to the recapture.

(9)     OTHER COMPREHENSIVE INCOME

        The components of other comprehensive income are as follows:

                                                                                                   PREDECESSOR BASIS
                                                                                  -----------  --------------------------
                                                                                     2000         1999          1998
                                                                                  -----------  ------------ -------------
                                                                                              (IN THOUSANDS)

        Unrealized gains (losses) on investments:

             Unrealized holding gains (losses) arising during the period,
             net of taxes of $4,457, $(11,513), and $(1,677)                   $      8,277  $   (21,381) $    (3,115)

             Less: reclassification adjustments for realized gains
             (losses) included in net income, net of taxes of $639,
             $1,421, and $124                                                         1,186        2,639          231
                                                                                  -----------  ------------ -------------

                  Total other comprehensive income (loss)                      $      7,091  $   (24,020) $    (3,346)
                                                                                  ===========  ============ =============

(10)    INCOME TAXES

        CFSLIC will file a consolidated federal income tax return with its wholly owned subsidiaries, CFLIC and FCLIC. The method of allocation between the companies is both subject to written agreement and approval by the Board of Directors. Allocation is to be based upon separate return calculations, adjusted for any tax deferred intercompany transactions, with current credit for net losses to the extent recoverable in the consolidated return.

        Amounts payable or recoverable related to periods before June 1, 1995 are subject to an indemnification agreement with XFSI, which has the effect that the Company is not at risk for any income taxes nor entitled to recoveries related to those periods.

        The actual federal income tax (benefit) expense differed from that expected by applying the federal statutory rate to income before income taxes as follows:

                                                               2000                   1999                   1998
                                                        ---------------------- ---------------------  -------------------
                                                                               (IN THOUSANDS)

       Computed expected tax (benefit) expense        $    (793)     (35.0)%  $  (6,963)   (35.0)%  $   6,043     35.0%
       State income taxes, net                               68        3.0          (10)     --            (8)     --
       Amortization of intangible assets                    653       28.8          396      2.0          396      2.3
       Dividend received deduction - separate account        --        --        (2,175)   (10.9)      (3,183)   (18.5)
       Change in valuation allowance                     (2,330)    (102.8)       2,996     15.0         --        --
       Return to provision adjustment                     1,951       86.1         (759)    (3.8)        --        --
       Other                                                115        5.1          125      0.6          125      0.7
                                                        ----------------------  --------- ----------  --------- ---------

                    Total                             $    (336)     (14.8)%  $  (6,390)   (32.1)%  $   3,373     19.5%
                                                        ======================  ========= ==========  ========= =========


        The tax effect of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2000 and 1999 are as follows:

                                                                                                  PREDECESSOR
                                                                                                     BASIS
                                                                                  -------------  --------------
                                                                                      2000           1999
                                                                                  -------------  --------------
                                                                                         (IN THOUSANDS)

        Deferred tax assets:
            Policy reserves                                                    $      30,724   $     31,657
            Liability for commissions on recapture                                        --          1,014
            Tax basis of intangible assets purchased                                   4,137          4,577
            Deferred policy acquisition costs                                         25,542         23,832
            Permanent impairments of fixed maturity securities                         8,026          5,482
            Unrealized depreciation on investments                                        --         13,264
            Net operating and capital loss                                            27,618          8,519
            Investments                                                                9,980             --
            Other deferred tax assets                                                  4,983          7,294
                                                                                  -------------  --------------
               Total deferred tax assets                                             111,010         95,639
            Valuation allowance                                                         (666)        (2,996)
                                                                                  -------------  --------------

                      Total deferred tax assets, net of valuation allowance          110,344         92,643

        Deferred tax liabilities:
            Value of business acquired                                                85,434         10,507
            Deferred policy acquisition costs                                         13,240         59,825
            Unrealized depreciation on investments                                     3,818             --
            Other deferred tax liabilities                                               623            347
                                                                                  -------------  --------------
                      Total deferred tax liabilities                                 103,115         70,679
                                                                                  -------------  --------------

                      Net deferred tax assets                                  $       7,229   $     21,964
                                                                                  =============  ==============


        A valuation allowance is provided when it is more likely than not that some portion of the deferred tax assets will not be realized. Management believes that it is more likely than not that the results of future operations will generate sufficient taxable income to realize the remaining deferred tax asset.

        XFSI and GALIC agreed to file an election to treat the GALIC acquisition of the Company as an asset acquisition under the provisions of Internal Revenue Code Section 338(h)(10). As a result of that election, the tax basis of the Company's assets as of the date of GALIC acquisition was revalued based upon fair market values. The principal effect of the election was to establish a tax asset on the tax-basis consolidated balance sheet of approximately $37,900,000 for the value of the business acquired that is amortizable for tax purposes over ten to fifteen years.

        The Company has $57,668,611 of net operating loss carryforwards of which $4,605,934 expire in 2018, $21,714,046 expire in 2019 and $31,348,631 expire in 2020. The Company also has $21,240,274 of capital loss carryforwards of which $4,219,031 expire in 2004 and $17,021,243 expire in 2005.

 (11)   RELATED-PARTY TRANSACTIONS

        On December 31, 1997, Cova Life Management Company (CLMC) and Navisys Incorporated (Navisys), both affiliated companies, purchased certain assets of Johnson & Higgins/Kirke Van Orsdel, Inc. (J&H/KVI), an unaffiliated Delaware corporation, for $2,500,000, and merged them into Cova Life Administrative Service Company (CLASC), a joint subsidiary of CLMC and Navisys. Navisys purchased 51% of CLASC, and the remaining 49% was purchased by CLMC. The purchased assets are the administrative and service systems and organization that provide the policy service functions for the Company's life and annuity products. On October 31, 1999, CLMC purchased the remaining 51% interest in CLASC from Navisys for $1,184,414.

        The Company has entered into management, operations, and servicing agreements with its affiliated companies. The affiliated companies are CLMC, a Delaware corporation, which provides management services and the employees necessary to conduct the activities of the Company; Conning Asset Management and MetLife, which provide investment advice; and CLASC, which provides underwriting, policy issuance, claims, and other policy administration functions. Additionally, a portion of overhead and other corporate expenses are allocated by the Company's parent, GALIC. Expenses and fees paid to affiliated companies in 2000, 1999, and 1998 for the Company were $35,550,446, $28,995,330, and $20,923,330, respectively.

        In 2000, 1999, and 1998, the Company's affiliate, CLMC, received approximately $3,700,000, $3,900,000 and $3,200,000, respectively, in advisory fees from GALIC related to advisory services on GALIC's individual annuity products.

        At December 31, 2000, amounts due from affiliates of approximately $9,835,000 relates primarily to advances to CLMC for operating expenses over net amounts due under management, operations and servicing agreements. At December 31, 1999, amounts due to affiliates of $4,220,000 relates primarily to net amounts due under management, operations and servicing agreements.

        In 2000 and 1999, the Company received a cash capital contribution of $55,000,000 and $40,000,000, respectively, from Cova Corporation. GALIC, has guaranteed the maintenance of the capital and surplus of the Company at an amount which meets the requirements of each state in which the Company conducts business.

(12)    STATUTORY SURPLUS AND DIVIDEND RESTRICTION

        GAAP differs in certain respects from the accounting practices prescribed or permitted by insurance regulatory authorities (statutory accounting principles).

        The major differences arise principally from the immediate expense recognition of policy acquisition costs and intangible assets for statutory reporting, determination of policy reserves based on different discount rates and methods, the recognition of deferred taxes under GAAP reporting, the nonrecognition of financial reinsurance for GAAP reporting, the establishment of an asset valuation reserve as a contingent liability based on the credit quality of the Company's investment securities, and an interest maintenance reserve as an unearned liability to defer the realized gains and losses of fixed income investments presumably resulting from changes to interest rates and amortize them into income over the remaining life of the investment sold. In addition, adjustments to record the carrying values of fixed maturity securities and certain equity securities at fair value are applied only under GAAP reporting, and capital contributions in the form of notes receivable from an affiliated company are not recognized under GAAP reporting.

        Purchase accounting creates another difference as it requires the restatement of GAAP assets and liabilities to their estimated fair values at the date of purchase and shareholder's equity to the net purchase price. Statutory accounting does not recognize the purchase method of accounting.

        As of December 31, the differences between statutory capital and surplus and shareholder's equity determined in conformity with GAAP are as follows:

                                                                2000          1999
                                                             -------------  -------------
                                                                   (IN THOUSANDS)

        Statutory capital and surplus                     $       79,457  $     102,041
        Reconciling items:
            Asset valuation reserve                                5,691          7,362
            Interest maintenance reserve                           3,690          6,466
             Investment adjustments to fair value                 41,116        (95,673)
            Investment adjustments to book value                 (62,339)        (1,457)
            Deferred policy acquisition costs                     37,828        214,120
            Basis policy reserves                                (45,654)       (67,702)
            Deferred federal income taxes (net)                    7,230         21,964
            Goodwill                                              35,341         16,157
            Value of business acquired                           254,804         55,406
             Investment valuation reserves                          (132)        (1,090)
            Future purchase price payable                             --         (2,898)
            Other                                                   (118)          (134)
                                                             -------------  -------------

                  GAAP shareholder's equity               $      356,914  $     254,562
                                                             =============  =============



        Statutory net losses for CFSLIC for the years ended December 31, 2000, 1999, and 1998 were $51,457,999, $46,095,427, and $2,830,105, respectively.

        The maximum amount of dividends which can be paid by State of Missouri insurance companies to shareholders without prior approval of the insurance commissioner is the greater of 10% of statutory earned surplus or statutory net gain from operations for the preceding year. Due to the 2000 statutory net loss and the Company's negative earned surplus at December 31, 2000, no dividends are permissible in 2001 without prior approval of the insurance commissioner.

        The National Association of Insurance Commissioners (NAIC) has developed certain risk based capital (RBC) requirements for life insurers. If prescribed levels of RBC are not maintained, certain actions may be required on the part of the Company or its regulators. At December 31, 2000, the Company's total adjusted capital and authorized control level RBC were $85,147,171 and $22,936,464, respectively. This level of adjusted capital qualifies under all tests.

        In March 1998, the NAIC adopted the Codification of Statutory Accounting Principles (the Codification). The Codification, which is intended to standardize regulatory accounting and reporting to state insurance departments, is effective January 1, 2001. However, statutory accounting principles will continue to be established by individual state laws and permitted practices. The state of Missouri has not yet adopted the Codification for the preparation of statutory financial statements. The states of California and New York will require adoption of the Codification with certain modifications for the preparation of statutory financial statements effective January 1, 2001. The Company estimates that the adoption of the Codification will increase statutory capital and surplus as of January 1, 2001 by $5,508,307, which relates to accounting principles regarding income taxes.


(13)    GUARANTY FUND ASSESSMENTS

        The Company participates with life insurance companies licensed throughout the United States in associations formed to guarantee benefits to policyholders of insolvent life insurance companies. Under state laws, as a condition for maintaining the Company's authority to issue new business, the Company is contingently liable for its share of claims covered by the guaranty associations for insolvencies incurred through 2000, but for which assessments have not yet been determined nor assessed, to a maximum in each state generally of 2% of statutory premiums per annum in the given state. Most states then permit recovery of assets as a credit against premium taxes over, most commonly, five years.

        In November 2000, the National Organization of Life and Health Guaranty Associations distributed a study of the major outstanding industry insolvencies, with estimates of future assessments by state. Based on this study, the Company has accrued a liability for approximately $10,812,000 in future assessments on insolvencies that occurred before December 31, 2000. Under the coinsurance agreement between the Company and OakRe (see Note 8), OakRe is required to reimburse the Company for any future assessments that it pays which relate to insolvencies occurring prior to June 1, 1995. As such, the Company has recorded a receivable from OakRe for approximately $9,900,000. In 2000, the Company received a refund of assessments of approximately $95,000 from various states. The Company paid approximately $31,000 and $1,500,000 in guaranty fund assessments in 1999 and 1998, respectively. These payments were substantially reimbursed by OakRe. At the same time, the Company is liable to OakRe for 80% of any future premium tax recoveries that are realized from any such assessments and may retain the remaining 20%. The credits retained for 2000, 1999 and 1998 were not material.

(14)    SUBSEQUENT EVENTS

        As of December 31, 2000, CFSLIC's statutory capital and surplus was below minimum capital requirements established by the Florida Department of Insurance, a state in which CFSLIC is licensed and conducts business, and CFLIC's statutory capital and surplus was below minimum capital requirements established by the California Department of Insurance. Effective February 22, 2001, the Company's immediate parent, Cova Corporation contributed $40,000,000 to CFSLIC and $10,000,000 to CLMC, which then repaid $7,700,000 in intercompany payables to the Company. Additionally, CFSLIC contributed $2,500,000 to CFLIC. After receiving these capital contributions, CFSLIC and CFLIC were in compliance with applicable state department of insurance minimum capital requirements.

        Effective February 12, 2001, Cova Financial Services Life Insurance Company changed its name to MetLife Investors Insurance Company, Cova Financial Life Insurance Company changed its name to MetLife Investors Insurance Company of California, and First Cova Life Insurance Company changed its name to First MetLife Investors Insurance Company. These name changes are pending approval by various state insurance regulatory authorities.



                                     PART C
                                OTHER INFORMATION


ITEM 24.   FINANCIAL STATEMENTS AND EXHIBITS

a.         Financial Statements
           ---------------------------------------------------------------
The following financial statements of the Separate Account are included in Part B hereof:


1.   Reports of Independent Auditors.

2.   Statement of Assets and Liabilities as of December 31, 2000.

3.   Statement of Operations for the year ended December 31, 2000.

4. Statements of Changes in Net Assets for the years ended December 31, 2000 and 1999.

5.   Notes to Financial Statements - December 31, 2000 and 1999.

The following consolidated financial statements of the Company are included in Part B hereof:

1.   Reports of Independent Auditors.

2.   Consolidated Balance Sheets as of December 31, 2000 and 1999.

3. Consolidated Statements of Income for the years ended December 31, 2000, 1999 and 1998.

4. Consolidated Statements of Shareholder's Equity for the years ended December 31, 2000, 1999, and 1998.

5. Consolidated Statements of Cash Flows for the years ended December 31, 2000, 1999, and 1998.

6.   Notes to Consolidated Financial Statements - December 31, 2000, 1999, and
     1998.



    b.     Exhibits
           ---------------------------------------------------------------

     1. Resolution of Board of Directors of the Company authorizing the establishment of the Variable Account.*

     2.   Not Applicable.

     3.   Principal Underwriter's Agreement.##

     4. (i) Individual Flexible Purchase Payment Deferred Variable Annuity Contract.+++

         (ii)  Enhanced Dollar Cost Averaging Rider+++

         (iii) Three Month Market Entry Rider+++

         (iv)   Death Benefit Rider - (Compounded-Plus)+++

         (v)  Death Benefit Rider - (Annual Step-Up)+++

         (vi) Guaranteed Minimum Income Benefit Rider - (Living Benefit)+++

         (vii)Additional Death Benefit Rider - (Earnings Preservation
              Benefit)+++

         (viii)Waiver of Withdrawal Charge for Nursing Home or Hospital Confinement Rider+++

         (ix)  Terminal Illness Rider+++

         (x)  Individual Retirement Annuity Endorsement+++

         (xi) Roth Individual Retirement Annuity Endorsement+++

         (xii)401 Plan Endorsement+++

         (xiii) Tax Sheltered Annuity Endorsement+++

         (xiv) Unisex Annuity Rates Rider+++

         (xv) Endorsement (Name Change)

     5.   Variable Annuity Application.+++

     6.    (i) Copy of Articles of Incorporation of the Company.#
          (ii) Copy of the Bylaws of the Company.#

     7.   Not Applicable.

     8.(i)Form  of  Fund  Participation  Agreement  by and  among  AIM  Variable
          Insurance Funds, Inc., A I M Distributors, Inc., Cova Financial Services Life Insurance Company, on behalf of itself and its Separate Accounts, and Cova Life Sales Company+

      (ii)Form of Fund Participation Agreement among Cova Financial Services Life Insurance Company, Cova Life Sales Company, Alliance Capital Management LP and Alliance Fund Distributors, Inc.++

    (iii) Form of Fund Participation Agreement - American Century Variable Portfolios, Inc.***

    (iv)  Form of Fund Participation Agreement - Dreyfus***

    (v) Form of Participation Agreement among Templeton Variable Products Series Fund, Franklin Templeton Distributors, Inc. and Cova Financial Services Life Insurance Company*

    (vi) Form of Participation Agreement by and between Goldman Sachs Variable Insurance Trust, Goldman, Sachs & Co. and Cova Financial Services Life Insurance Company+

    (vii) Form of Fund Participation Agreement - INVESCO Variable Investment Funds, Inc.***

   (viii) Form of Fund Participation Agreement among Investors Fund Series, Zurich Kemper Investments, Inc., Zurich Kemper Distributors, Inc. and Cova Financial Services Life Insurance Company+

     (ix) Form of Fund Participation Agreement - Scudder Variable Life Investment Fund***

     (x) Form of Participation Agreement among Liberty Variable Investment Trust, Liberty Financial Investments, Inc. and Cova Financial Services Life Insurance Company+

     (xi) Form of Fund  Participation  Agreement  among MFS  Variable  Insurance
          Trust,   Cova   Financial   Services   Life   Insurance   Company  and
          Massachusetts Financial Services Company++

    (xii) Form of Fund Participation Agreement - PIMCO Variable Insurance
          Trust***

   (xiii) Form of Fund Participation Agreement among Putnam Variable Trust, Putnam Mutual Funds Corp. and Cova Financial Services Life Insurance Company+

    (xiv) Participation Agreement among Variable Insurance Product Fund, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company.****

     (xv) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and Cova Financial Services Life Insurance Company.****

    (xvi) Participation Agreement among Variable Insurance Products Funds III, Fidelity Distributor Corporation and Cova Financial Services Life Insurance Company.****

     (xvii) Form of Participation Agreement between MetLife Investors Insurance Company and New England Zenith Fund (to be filed by amendment)

     (xviii) Form of Participation Agreement between MetLife Investors Insurance
             Company and Met Investors Series Trust (to be filed by amendment)

     9.   Opinion and Consent of Counsel.

     10.  Consents of Independent Auditors.

     11.  Not Applicable.

     12.  Agreement Governing Contribution.*

     13.  Not Applicable.

     14.  Company Organizational Chart.**


     # incorporated by reference to Registrant's Form N-4 (File Nos. 333-34741 and 811-05200) electronically filed on August 29, 1997.

     + incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 (File Nos. 333-34741 and 811-5200) as electronically filed on January 26, 1998.

     ++ incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-34741 and 811-5200) as electronically filed on November 19, 1997.

     * incorporated by reference to Post-Effective Amendment No. 15 (File Nos. 33-39100 and 811-5200) as electronically filed on April 29, 1999.

     ** incorporated by reference to Post-Effective Amendment No. 16 (File Nos. 33-39100 and 811-5200) as electronically filed on April 28, 2000.

    *** incorporated by reference to Registrant's Post-Effective Amendment No. 6 (File Nos. 333-34741 and 811-05200) electronically filed on May 1, 2000.
    **** incorporated by reference to Registrant's Amendment No. 26 (File Nos.
         33-39100 and 811-52001) as electronically filed on April 29, 1998.

    +++ incorporated by reference to Registrant's N-4 (File Nos. 333-50540 and 811-5200) filed electronically November 22, 2000).

     ## incorporated by reference to Registrant's Pre-Effective Amendment No. 1 to Form N-4 (File Nos. 333-50540 and 811-5200) filed electronically March 6, 2001.

ITEM 25.   DIRECTORS AND OFFICERS OF THE DEPOSITOR

The following are the Officers and Directors who are engaged directly or indirectly in activities relating to the Registrant or the variable annuity contracts offered by the Registrant and the executive officers of the Company:

Name and Principal                Positions and Offices
 Business Address                 with Depositor
-------------------------------   ------------------------------------

James A. Shepherdson III         Chairman of the Board and Director
MetLife
Security First Group
610 Newport Center Drive
Suite 1350
Newport Beach, CA 92660

Gregory P. Brakovich              Director
MetLife
Security First Group
610 Newport Center Drive
Suite 1350
Newport Beach, CA 92660

Constance A. Doern                Vice President
4700 Westown Pkwy #200
West Des Moines, IA 50266

Patricia E. Gubbe                 Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Amy W. Hester                     Vice President, Controller and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

J. Robert Hopson                  Vice President,
One Tower Lane, Suite 3000        Chief Actuary and Director
Oakbrook Terrace, IL  60181-4644

Lisa O. Kirchner                  Vice President
4700 Westown Pkwy #200
West Des Moines, IA 50266

James W. Koeger                   Assistant Treasurer
700 Market Street
St. Louis, MO 63101

Matthew P. McCauley               Assistant Secretary and Director
700 Market St.
St. Louis, MO 63101

Shari Ruecker                     Vice President and Director
One Tower Lane, Suite 3000
Oakbrook Terrace, IL 60181-4644

John W. Schaus                    Vice President
One Tower Lane, Suite 3000
Oakbrook Terrace, IL  60181-4644

Bernard J. Spaulding              Senior Vice President, General Counsel
One Tower Lane, Suite 3000          and Secretary and Director
Oakbrook Terrace, IL  60181-4644

Patricia M. Wersching             Assistant Treasurer
700 Market Street
St. Louis, MO 63101

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

A company organizational chart was filed as Exhibit 14 in Post-Effective Amendment No. 16 (File No. 33-39100) and is incorporated herein by reference.

ITEM 27.   NUMBER OF CONTRACT OWNERS

As of March 21, 2001, there were 0 qualified contract owners and 0 non-qualified contract owners.

ITEM 28.   INDEMNIFICATION

The Bylaws of the Company (Article IV, Section 1) provide that:

Each person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise (including the heirs, executors, administrators or estate of such person) shall be indemnified by the corporation as of right to the full extent permitted or authorized by the laws of the State of Missouri, as now in effect and as hereafter amended, against any liability, judgment, fine, amount paid in settlement, cost and expenses (including attorney's fees) asserted or threatened against and incurred by such person in his capacity as or arising out of his status as a director, officer or employee of the corporation or if serving at the request of the corporation, as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise. The indemnification provided by this bylaw provision shall not be exclusive of any other rights to which those indemnified may be entitled under any other bylaw or under any agreement, vote of shareholders or disinterested directors or otherwise, and shall not limit in any way any right which the corporation may have to make different or further indemnification with respect to the same or different persons or classes of persons.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted directors and officers or controlling persons of the Company pursuant to the foregoing, or otherwise, the Company has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Company of expenses incurred or paid by a director, officer or controlling person of the Company in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Company will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.   PRINCIPAL UNDERWRITERS


     (a) MetLife Investors Distribution Company is the principal underwriter for the following investment companies (other than Registrant):

   Met Investors Series Trust
   MetLife Investors USA Separate Account A
   MetLife Investors Variable Annuity Account Five
   MetLife Investors Variable Life Account One
   MetLife Investors Variable Life Account Five
   First MetLife Investors Variable Annuity Account One

     (b) MetLife Investors Distribution Company is the principal underwriter for the Contracts. The following persons are the officers and directors of MetLife Investors Distribution Company. The principal business address for each officer and director of MetLife Investors Distribution Company is 610 Newport Center Drive, Suite 1400, Newport Beach, CA 92660.

Name and Principal                        Positions and Offices
 Business Address                           with Underwriter

Richard C. Pearson                      Director, Chairman, and President
Jane F. Eagle                           Director, Senior Vice President,
                                          Treasurer, and Chief Financial Officer
Brian J. Finneran                       Senior Vice President
James C. Turner                         Vice President and Assistant Secretary
Cheryl J. Finney                        Vice President and Assistant Secretary
Gary A. Virnick                         Vice President and Supervisor of
                                          Compliance

     (c)  Not Applicable.

ITEM 30.   LOCATION OF ACCOUNTS AND RECORDS

William Flory, whose address is One Tower Lane, Suite 3000, Oakbrook Terrace, Illinois 60181-4644 and MetLife Annuity Operations, 4700 Westown Parkway, Bldg. 4, Suite 200, West Des Moines, IA 50266 maintain physical possession of the accounts, books or documents of the Variable Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

ITEM 31.   MANAGEMENT SERVICES

Not Applicable.

ITEM 32.     UNDERTAKINGS


     a. Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
(16) months old for so long as payment under the variable annuity contracts may be accepted.

     b. Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

     c. Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

     d. MetLife Investors Insurance Company ("Company") hereby represents that the fees and charges deducted under the Contracts described in the Prospectus, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred and the risks assumed by the Company.

                                 REPRESENTATIONS

     The Company hereby represents that it is relying upon a No Action Letter issued to the American Council of Life Insurance dated November 28, 1988 (Commission ref. IP-6-88) and that the following provisions have been complied with:

     1. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in each registration statement, including the prospectus, used in connection with the offer of the contract;

     2. Include appropriate disclosure regarding the redemption restrictions imposed by Section 403(b)(11) in any sales literature used in connection with the offer of the contract;

     3. Instruct sales representatives who solicit participants to purchase the contract specifically to bring the redemption restrictions imposed by Section 403(b)(11) to the attention of the potential participants;

     4. Obtain from each plan participant who purchases a Section 403(b) annuity contract, prior to or at the time of such purchase, a signed statement acknowledging the participant's understanding of (1) the restrictions on redemption imposed by Section 403(b)(11), and (2) other investment alternatives available under the employer's Section 403(b) arrangement to which the participant may elect to transfer his contract value.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Oakbrook Terrace, and State of Illinois on this 17th day of April, 2001.

                                  METLIFE INVESTORS VARIABLE ANNUITY ACCOUNT ONE (Registrant)


                             By:  METLIFE INVESTORS INSURANCE COMPANY


                             By:  /s/BERNARD J. SPAULDING
                                  -----------------------------------------


                                   METLIFE INVESTORS INSURANCE COMPANY
                                    Depositor


                              By: /s/BERNARD J. SPAULDING
                                  -----------------------------------------






As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


/s/JAMES A. SHEPHERDSON III*                            4-17-01
-------------------------    Chairman of the Board      --------
James A. Shepherdson III     and Director               Date


/s/GREGORY P. BRAKOVICH*                                4-17-01
-------------------------     Director                  --------
Gregory P. Brakovich                                    Date



/s/AMY W. HESTER*                                       4-17-01
------------------------     Controller and Director    --------
Amy W. Hester                                           Date



/s/J. ROBERT HOPSON*          Director (Principal       4-17-01
------------------------       Executive Officer)       --------
J. Robert Hopson                                        Date



/s/MATTHEW P. MCCAULEY*       Director                  4-17-01
------------------------                                --------
Matthew P. McCauley                                     Date


/s/SHARI RUECKER                                        4-17-01
------------------------      Director                  --------
Shari Ruecker                                            Date


/s/BERNARD J. SPAULDING                                 4-17-01
------------------------      Director                  --------
Bernard J. Spaulding                                    Date



                                    *By: /s/BERNARD J. SPAULDING
                                         ---------------------------------------
                                         Bernard J. Spaulding, Power of Attorney


                                INDEX TO EXHIBITS


EX-99.B.4(xv)    Endorsement (Name Change)

EX-99.B9.        Opinion and Consent of Counsel

EX-99.B10.       Consents of Independent Auditors